American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2024
unaudited
Common stocks 95.23% Information technology 26.26%	Shares	Value (000)
Microsoft Corp.	1,138,780	$479,108
ASML Holding NV	192,469	185,261
ASML Holding NV (ADR)	174,387	169,237
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	344,164
NVIDIA Corp.	265,291	239,706
Broadcom, Inc.	92,907	123,140
Synopsys, Inc.[1]	181,103	103,500
Samsung Electronics Co., Ltd.	1,309,808	80,169
Keyence Corp.	167,600	76,991
Capgemini SE	295,077	67,903
Salesforce, Inc.	192,814	58,072
Shopify, Inc., Class A, subordinate voting shares[1]	608,475	46,956
Arista Networks, Inc.[1]	159,456	46,239
Apple, Inc.	256,360	43,961
NEC Corp.	270,100	19,609
Micron Technology, Inc.	165,629	19,526
Applied Materials, Inc.	73,062	15,068
SAP SE	74,491	14,503
NICE, Ltd. (ADR)[1]	37,217	9,699
Amkor Technology, Inc.	288,100	9,288
International Business Machines Corp.	34,130	6,517
TE Connectivity, Ltd.	11,664	1,694
		2,160,311
Health care 15.02%
Novo Nordisk AS, Class B	2,064,144	263,114
Eli Lilly and Co.	216,267	168,247
Thermo Fisher Scientific, Inc.	199,880	116,172
UnitedHealth Group, Inc.	218,500	108,092
Vertex Pharmaceuticals, Inc.[1]	222,173	92,870
AstraZeneca PLC	659,410	88,870
Regeneron Pharmaceuticals, Inc.[1]	83,600	80,464
Centene Corp.[1]	518,165	40,666
Cigna Group (The)	104,417	37,923
Pfizer, Inc.	1,305,400	36,225
Sanofi	310,200	30,441
Siemens Healthineers AG	345,670	21,152
EssilorLuxottica SA	88,074	19,925
Illumina, Inc.[1]	136,213	18,705
DexCom, Inc.[1]	121,000	16,783
Bayer AG	537,074	16,473
Alnylam Pharmaceuticals, Inc.[1]	104,200	15,573
Zoetis, Inc., Class A	90,200	15,263
Argenx SE (ADR)[1]	36,200	14,253
Laboratorios Farmaceuticos Rovi, SA non-registered shares[1]	139,357	12,163
Catalent, Inc.[1]	198,200	11,188
Exact Sciences Corp.[1]	135,563	9,362
American Funds Insurance Series — Page 1 of 278

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Viatris, Inc.	110,678	$1,321
Euroapi SA1	5,869	18
		1,235,263
Consumer discretionary 13.40%
LVMH Moët Hennessy-Louis Vuitton SE	221,302	199,047
Chipotle Mexican Grill, Inc.[1]	49,185	142,969
Renault SA	1,688,781	85,258
Prosus NV, Class N	2,238,914	70,229
Amazon.com, Inc.[1]	387,672	69,928
MGM China Holdings, Ltd.	41,228,000	68,899
Booking Holdings, Inc.	18,300	66,390
Home Depot, Inc.	119,521	45,848
Evolution AB	367,568	45,692
InterContinental Hotels Group PLC	360,000	37,449
MercadoLibre, Inc.[1]	24,475	37,005
Moncler SpA	449,770	33,569
Trip.com Group, Ltd. (ADR)[1]	743,309	32,624
lululemon athletica, Inc.[1]	82,202	32,112
LKQ Corp.	582,953	31,136
Tractor Supply Co.	75,200	19,681
Wynn Macau, Ltd.[2]	21,430,000	19,139
Five Below, Inc.[1]	88,993	16,142
Ferrari NV (EUR denominated)	34,905	15,214
Industria de Diseño Textil, SA	287,493	14,475
Global-E Online, Ltd.[1]	300,000	10,905
Sony Group Corp.	61,300	5,258
Burberry Group PLC	202,600	3,102
		1,102,071
Industrials 12.81%
Safran SA	863,309	195,637
Caterpillar, Inc.	231,600	84,865
ASSA ABLOY AB, Class B	2,599,399	74,577
Airbus SE, non-registered shares	365,833	67,380
TransDigm Group, Inc.	50,071	61,667
Schneider Electric SE	260,897	59,010
Copart, Inc.[1]	1,011,807	58,604
Ryanair Holdings PLC (ADR)	370,747	53,977
Comfort Systems USA, Inc.	144,100	45,782
GT Capital Holdings, Inc.	2,635,611	33,007
Johnson Controls International PLC	451,300	29,479
Alliance Global Group, Inc.	156,400,700	28,267
Techtronic Industries Co., Ltd.	1,679,500	22,767
Brenntag SE	213,434	17,979
Saab AB, Class B	199,318	17,727
Daikin Industries, Ltd.	130,000	17,691
Boeing Co.[1]	91,400	17,639
DSV A/S	97,734	15,861
General Electric Co.	81,311	14,272
Carrier Global Corp.	242,000	14,067
Northrop Grumman Corp.	28,800	13,785
SMC Corp.	22,500	12,608
Recruit Holdings Co., Ltd.	277,600	12,299
BAE Systems PLC	697,000	11,872
American Funds Insurance Series — Page 2 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TFI International, Inc. (CAD denominated)	73,941	$11,791
RS Group PLC	1,244,326	11,415
NIBE Industrier AB, Class B	2,142,588	10,521
Weir Group PLC (The)	399,149	10,186
Diploma PLC	211,500	9,936
Siemens AG	50,500	9,641
Hexcel Corp.	124,900	9,099
		1,053,408
Financials 10.16%
Fiserv, Inc.[1]	561,600	89,755
AXA SA	2,209,893	83,004
Visa, Inc., Class A	259,088	72,306
Blackstone, Inc.	366,835	48,191
Citigroup, Inc.	617,255	39,035
Axis Bank, Ltd.	2,813,670	35,328
London Stock Exchange Group PLC	290,953	34,850
Tradeweb Markets, Inc., Class A	332,600	34,647
AIA Group, Ltd.	4,870,200	32,699
Aon PLC, Class A	96,600	32,237
Prudential PLC	3,390,552	31,796
Société Générale	1,134,000	30,353
3i Group PLC	851,751	30,198
Ameriprise Financial, Inc.	67,606	29,641
Banco Santander, SA	5,334,500	26,022
VZ Holding AG	201,422	24,568
Mastercard, Inc., Class A	49,000	23,597
UBS Group AG	694,071	21,349
Wells Fargo & Co.	347,300	20,130
Japan Post Insurance Co., Ltd.[2]	883,800	16,963
JPMorgan Chase & Co.	74,006	14,823
CME Group, Inc., Class A	67,096	14,445
Eurobank Ergasias Services and Holdings SA1	6,791,000	13,056
Swissquote Group Holding, Ltd.	43,329	12,165
HDFC Bank, Ltd.	648,800	11,263
Nasdaq, Inc.	165,200	10,424
Jackson Financial, Inc., Class A	44,327	2,932
Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	— [4]
		835,777
Communication services 5.16%
Alphabet, Inc., Class A1	1,232,500	186,021
Meta Platforms, Inc., Class A	247,923	120,386
Publicis Groupe SA	400,000	43,607
CTS Eventim AG & Co. KGaA	224,500	19,970
Koninklijke KPN NV	3,959,172	14,804
Bharti Airtel, Ltd.	868,779	12,798
Tencent Holdings, Ltd.	297,100	11,532
WPP PLC	973,000	9,255
Nintendo Co., Ltd.	111,300	6,026
		424,399
American Funds Insurance Series — Page 3 of 278

unaudited
Common stocks (continued) Consumer staples 4.51%	Shares	Value (000)
Walgreens Boots Alliance, Inc.	2,628,238	$57,007
Nestlé SA	525,182	55,759
Monster Beverage Corp.[1]	852,204	50,519
Dollar Tree Stores, Inc.[1]	285,626	38,031
Carrefour SA, non-registered shares	1,589,000	27,214
Costco Wholesale Corp.	35,970	26,353
British American Tobacco PLC	863,200	26,213
Dollar General Corp.	155,180	24,217
Kweichow Moutai Co., Ltd., Class A	74,500	17,553
Pernod Ricard SA	108,053	17,480
Keurig Dr Pepper, Inc.	501,530	15,382
Philip Morris International, Inc.	167,000	15,301
		371,029
Energy 4.14%
Canadian Natural Resources, Ltd. (CAD denominated)	1,555,300	118,644
Reliance Industries, Ltd.	1,571,621	55,998
Imperial Oil, Ltd.[2]	437,700	30,190
EOG Resources, Inc.	221,806	28,356
Chevron Corp.	143,573	22,647
Schlumberger NV	335,000	18,361
Exxon Mobil Corp.	152,500	17,727
TotalEnergies SE	218,273	14,946
Halliburton Co.	368,390	14,522
NAC Kazatomprom JSC (GDR)	257,665	10,423
Cameco Corp. (CAD denominated)	209,198	9,056
Gazprom PJSC[1,3]	8,346,000	— [4]
LUKOIL Oil Co. PJSC[3]	246,300	— [4]
		340,870
Materials 3.26%
Linde PLC	248,153	115,222
First Quantum Minerals, Ltd.	3,401,850	36,566
Amcor PLC (CDI)	3,567,000	33,565
Shin-Etsu Chemical Co., Ltd.	552,500	24,030
LyondellBasell Industries NV	199,925	20,448
CF Industries Holdings, Inc.	197,962	16,473
Fortescue, Ltd.	659,105	11,038
DSM-Firmenich AG	93,100	10,587
		267,929
Real estate 0.28%
CBRE Group, Inc., Class A1	156,366	15,205
Zillow Group, Inc., Class C, nonvoting shares[1]	168,400	8,215
		23,420
Utilities 0.23%
FirstEnergy Corp.	286,296	11,057
Brookfield Infrastructure Partners, LP	247,500	7,729
		18,786
Total common stocks (cost: $4,834,620,000)		7,833,263
American Funds Insurance Series — Page 4 of 278

unaudited
Preferred securities 0.25% Information technology 0.25%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	$20,523
Total preferred securities (cost: $10,959,000)		20,523
Short-term securities 5.73% Money market investments 5.45%
Capital Group Central Cash Fund 5.37%[5,6]	4,485,388	448,359
Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 5.37%[5,6,7]	100,040	10,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[5,7]	7,047,193	7,047
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[5,7]	6,185,590	6,186
		23,233
Total short-term securities (cost: $471,759,000)		471,592
Total investment securities 101.21% (cost: $5,317,338,000)		8,325,378
Other assets less liabilities (1.21)%		(99,581)
Net assets 100.00%		$8,225,797
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.57%
Money market investments 5.45%
Capital Group Central Cash Fund 5.37%[5]	$295,088	$1,281,891	$1,128,432	$(33)	$(155)	$448,359	$7,199
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 5.37%[5,7]	—	10,000 [8]				10,000	— [9]
Total 5.57%				$(33)	$(155)	$458,359	$7,199

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $30,964,000, which represented .38% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 3/31/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
American Funds Insurance Series — Page 5 of 278

Global Small Capitalization Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 96.86% Industrials 24.27%	Shares	Value (000)
International Container Terminal Services, Inc.	10,330,620	$58,439
Stericycle, Inc.[1]	988,624	52,150
Saia, Inc.[1]	74,294	43,462
Hensoldt AG	877,064	41,104
CBIZ, Inc.[1]	442,666	34,749
Trelleborg AB, Class B	814,992	29,154
Visional, Inc.[1]	453,108	27,388
AZEK Co., Inc. (The), Class A1	451,373	22,668
Cleanaway Waste Management, Ltd.	12,501,414	22,159
ICF International, Inc.	140,898	21,223
Sulzer AG	151,412	18,418
Interpump Group SpA	365,871	17,837
Diploma PLC	377,968	17,756
XPO, Inc.[1]	142,400	17,377
Instalco AB	4,098,065	16,187
Fasadgruppen Group AB2	2,370,503	16,100
Reliance Worldwide Corp., Ltd.	3,875,607	14,522
Alfen NV1	252,591	13,625
Wizz Air Holdings PLC[1]	487,387	13,201
IMCD NV	74,492	13,128
Qantas Airways, Ltd.[1]	3,657,608	12,990
Cargotec OYJ, Class B, non-registered shares	175,538	12,224
NORMA Group SE, non-registered shares	640,303	11,902
Dayforce, Inc.[1]	176,930	11,715
Comfort Systems USA, Inc.	35,109	11,155
First Advantage Corp.	653,201	10,595
Trex Co., Inc.[1]	102,977	10,272
Rumo SA	2,272,441	10,086
Godrej Industries, Ltd.[1]	1,032,000	9,682
MISUMI Group, Inc.	693,106	9,455
KEI Industries, Ltd.	225,049	9,336
Engcon AB, Class B2	1,070,647	8,407
Applied Industrial Technologies, Inc.	40,766	8,053
GVS SpA[1]	1,192,262	7,782
Inox Wind, Ltd.[1]	1,225,574	7,665
Daiseki Co., Ltd.	316,300	7,616
EuroGroup Laminations SpA[2]	1,841,164	7,496
MSC Industrial Direct Co., Inc., Class A	75,000	7,278
Beijer Ref AB, Class B2	445,805	6,622
Carel Industries SpA	284,512	6,246
Burckhardt Compression Holding AG	9,963	6,242
TELUS International (Cda), Inc., subordinate voting shares[1,2]	679,686	5,750
Addtech AB, Class B	245,222	5,585
SIS, Ltd.[1]	1,099,298	5,394
VSE Corp.	66,028	5,282
Embraer SA1	758,700	5,039
American Funds Insurance Series — Page 6 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
DL E&C Co., Ltd.	177,600	$4,769
Nexans SA	45,000	4,704
Harsha Engineers International, Ltd.	970,777	4,669
ManpowerGroup, Inc.	57,609	4,473
Alaska Air Group, Inc.[1]	102,700	4,415
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1,2]	525,900	3,902
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[1,2]	413,400	302
LIXIL Corp.	306,900	3,805
SPIE SA	89,141	3,349
Herc Holdings, Inc.	15,514	2,611
Boyd Group Services, Inc.	7,695	1,627
IndiaMart InterMesh, Ltd.	21,883	694
McGrath RentCorp	4,607	568
Delhivery, Ltd.[1]	19,161	102
Howden Joinery Group PLC	264	3
		770,509
Consumer discretionary 17.30%
DraftKings, Inc., Class A1	1,213,100	55,087
Skechers USA, Inc., Class A1	700,000	42,882
Thor Industries, Inc.	340,472	39,951
Light & Wonder, Inc.[1]	299,658	30,592
Melco Resorts & Entertainment, Ltd. (ADR)[1]	4,114,362	29,664
Mattel, Inc.[1]	1,400,000	27,734
Zalando SE, non-registered shares[1]	806,948	23,062
Lands’ End, Inc.[1,3]	2,100,000	22,869
CAVA Group, Inc.[1]	318,211	22,291
YETI Holdings, Inc.[1]	575,426	22,183
Evolution AB	164,961	20,506
Asbury Automotive Group, Inc.[1]	77,116	18,182
Wyndham Hotels & Resorts, Inc.	234,825	18,023
Inchcape PLC	1,802,109	16,468
Five Below, Inc.[1]	81,296	14,745
Entain PLC	1,424,930	14,341
MRF, Ltd.	8,087	12,934
Helen of Troy, Ltd.[1]	97,200	11,201
TopBuild Corp.[1]	22,196	9,782
Golden Entertainment, Inc.	256,800	9,458
Tube Investments of India, Ltd.	204,200	9,149
On Holding AG, Class A1	238,410	8,435
Shoei Co., Ltd.	563,400	8,385
Ollie’s Bargain Outlet Holdings, Inc.[1]	95,400	7,591
Ermenegildo Zegna NV	516,530	7,567
Camping World Holdings, Inc., Class A	251,408	7,002
Steven Madden, Ltd.	145,406	6,148
International Game Technology PLC	252,200	5,697
Compagnie Plastic Omnium SA	337,633	4,400
Haichang Ocean Park Holdings, Ltd.[1,2]	41,547,000	4,087
EIH, Ltd.	698,175	3,763
Elior Group SA1	1,153,174	3,080
Ariston Holding NV	543,316	3,051
First Watch Restaurant Group, Inc.[1]	105,725	2,603
Boot Barn Holdings, Inc.[1]	26,200	2,493
American Funds Insurance Series — Page 7 of 278

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Aditya Vision, Ltd.[4]	38,441	$1,584
Aditya Vision, Ltd.	7,960	328
NOK Corp.	83,100	1,149
Sanrio Co., Ltd.[1]	42,600	850
		549,317
Information technology 16.16%
PAR Technology Corp.[1,2]	846,492	38,397
PAR Technology Corp.[1,5]	325,484	13,509
SUMCO Corp.	1,772,300	28,180
GitLab, Inc., Class A1	464,256	27,075
Maruwa Co., Ltd.	114,247	24,452
Silicon Laboratories, Inc.[1]	161,697	23,239
Pegasystems, Inc.	341,830	22,096
Confluent, Inc., Class A1	702,407	21,437
Tokyo Seimitsu Co., Ltd.	261,500	21,032
ALTEN SA, non-registered shares	138,909	20,261
Rogers Corp.[1]	158,527	18,816
MACOM Technology Solutions Holdings, Inc.[1]	190,000	18,172
Kokusai Electric Corp.[2]	654,800	18,124
Insight Enterprises, Inc.[1]	88,851	16,484
eMemory Technology, Inc.	201,430	15,672
Wolfspeed, Inc.[1]	468,848	13,831
Topicus.com, Inc., subordinate voting shares	141,219	12,650
Semtech Corp.[1]	459,319	12,627
Tanla Platforms, Ltd.	1,277,291	12,553
Qorvo, Inc.[1]	104,345	11,982
Credo Technology Group Holding, Ltd.[1]	520,402	11,027
INFICON Holding AG	7,397	10,810
Nordic Semiconductor ASA[1]	1,204,593	9,520
MongoDB, Inc., Class A1	23,300	8,356
MKS Instruments, Inc.	56,170	7,471
King Slide Works Co., Ltd.[1]	190,000	7,421
Smartsheet, Inc., Class A1	191,760	7,383
Softcat PLC	350,983	7,035
Keywords Studios PLC	344,606	5,663
Bentley Systems, Inc., Class B	102,734	5,365
Xiamen Faratronic Co., Ltd., Class A	384,267	5,257
BE Semiconductor Industries NV	28,225	4,321
Unity Software, Inc.[1]	160,503	4,285
CCC Intelligent Solutions Holdings, Inc.[1]	341,100	4,079
OVH Groupe SAS[1,2]	358,373	3,743
Aspen Technology, Inc.[1]	17,052	3,637
Globant SA1	17,730	3,580
LEM Holding SA	1,860	3,518
SentinelOne, Inc., Class A1	143,800	3,352
Viavi Solutions, Inc.[1]	304,355	2,767
Astera Labs, Inc.[1]	15,900	1,180
Riken Keiki Co., Ltd.	43,400	1,097
Yotpo, Ltd.[1,5,6]	678,736	964
ASMPT, Ltd.	35,500	446
		512,866
American Funds Insurance Series — Page 8 of 278

unaudited
Common stocks (continued) Health care 14.37%	Shares	Value (000)
Haemonetics Corp.[1]	833,183	$71,112
Insulet Corp.[1]	207,210	35,516
Max Healthcare Institute, Ltd.	2,987,586	29,370
Ensign Group, Inc. (The)	223,488	27,806
Integra LifeSciences Holdings Corp.[1]	777,218	27,552
Bachem Holding AG	231,879	22,215
Masimo Corp.[1]	145,613	21,383
Vaxcyte, Inc.[1]	277,387	18,948
iRhythm Technologies, Inc.[1]	163,088	18,918
CONMED Corp.	206,486	16,536
ICON PLC[1]	46,061	15,474
Ambu AS, Class B, non-registered shares[1]	891,212	14,637
DiaSorin Italia SpA	142,930	13,801
Hapvida Participações e Investimentos SA1	18,340,235	13,530
Aster DM Healthcare, Ltd.[1]	2,655,930	13,034
Denali Therapeutics, Inc.[1]	396,769	8,142
Denali Therapeutics, Inc.[1,5]	201,200	4,128
Glenmark Pharmaceuticals, Ltd.	930,987	10,699
Encompass Health Corp.	117,866	9,733
IDEAYA Biosciences, Inc.[1]	198,130	8,694
Immunovant, Inc.[1]	195,870	6,329
BridgeBio Pharma, Inc.[1,5]	134,457	4,157
BridgeBio Pharma, Inc.[1]	68,966	2,133
Penumbra, Inc.[1]	24,277	5,418
Medmix AG	299,727	5,324
Angelalign Technology, Inc.	547,348	5,259
Structure Therapeutics, Inc. (ADR)[1]	89,028	3,816
Nordhealth AS, Class A1	1,279,999	3,631
Amplifon SpA	97,143	3,542
Netcare, Ltd.	5,018,088	3,150
Establishment Labs Holdings, Inc.[1]	60,390	3,074
Hypera SA, ordinary nominative shares	451,464	2,964
Ocumension Therapeutics[1]	3,968,483	2,931
WuXi XDC Cayman, Inc.[1]	759,000	1,775
CompuGroup Medical SE & Co. KGaA	41,843	1,288
		456,019
Financials 9.84%
Cholamandalam Investment and Finance Co., Ltd.	2,859,647	39,657
HDFC Asset Management Co., Ltd.	780,039	35,111
Eurobank Ergasias Services and Holdings SA1	13,211,691	25,400
Janus Henderson Group PLC	660,000	21,707
Stifel Financial Corp.	271,050	21,188
Banco del Bajio, SA	5,362,135	20,901
360 ONE WAM, Ltd.	2,054,000	16,638
Fukuoka Financial Group, Inc.	455,700	12,180
AvidXchange Holdings, Inc.[1]	864,768	11,372
Five-Star Business Finance, Ltd.[1]	1,220,380	10,527
Vontobel Holding AG	159,480	9,673
Aditya Birla Capital, Ltd.[1]	4,559,248	9,588
Remgro, Ltd.	1,427,379	9,203
IIFL Finance, Ltd.	2,116,842	8,632
Hilltop Holdings, Inc.	250,000	7,830
Patria Investments, Ltd., Class A	508,200	7,542
Asia Commercial Joint Stock Bank	5,796,700	7,129
American Funds Insurance Series — Page 9 of 278

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
SiriusPoint, Ltd.[1]	550,000	$6,990
Glacier Bancorp, Inc.	149,091	6,005
Bridgepoint Group PLC	1,670,890	5,487
Aptus Value Housing Finance India, Ltd.	1,330,987	4,934
EFG International AG	334,117	4,172
AU Small Finance Bank, Ltd.	496,716	3,365
Banc of California, Inc.	191,940	2,919
Haci Ömer Sabanci Holding AS	1,034,239	2,639
Capitec Bank Holdings, Ltd.	15,161	1,678
		312,467
Materials 4.75%
Sumitomo Bakelite Co., Ltd.	728,000	22,256
Materion Corp.	124,995	16,468
Nissan Chemical Corp.	414,500	15,676
Zeon Corp.[2]	1,474,000	12,863
LANXESS AG	471,393	12,617
Resonac Holdings Co., Ltd.	478,200	11,454
Huhtamäki OYJ	250,000	10,473
Lundin Mining Corp.	1,000,000	10,232
Arcadium Lithium PLC[1]	1,699,779	7,326
Vidrala, SA, non-registered shares	64,918	6,738
PI Industries, Ltd.	140,547	6,517
Alcoa Corp.	175,000	5,913
Cabot Corp.	48,229	4,447
NV Bekaert SA	53,808	2,760
Umicore SA	127,835	2,758
Mayr-Melnhof Karton AG, non-registered shares	17,479	2,176
		150,674
Communication services 3.71%
Lions Gate Entertainment Corp., Class B1	4,662,841	43,411
Indosat Tbk PT	38,357,467	27,035
JCDecaux SE1	976,059	18,954
Rightmove PLC	1,581,453	10,970
Nexstar Media Group, Inc.	55,120	9,497
Future PLC	692,240	5,356
IHS Holding, Ltd.[1,2]	719,774	2,541
		117,764
Real estate 3.01%
Embassy Office Parks REIT	6,652,704	29,482
Altus Group, Ltd.[2]	340,710	13,049
ESR-Logos REIT	36,822,373	8,045
Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	7,414
Macrotech Developers, Ltd.	538,476	7,333
Fibra Uno Administración REIT, SA de CV	3,707,727	6,158
JHSF Participações SA	5,823,950	5,667
Charter Hall Group REIT	587,917	5,268
Mindspace Business Parks REIT	1,250,000	5,177
PotlatchDeltic Corp. REIT	103,928	4,887
LXP Industrial Trust REIT	253,025	2,282
Ayala Land, Inc.	1,375,186	789
		95,551
American Funds Insurance Series — Page 10 of 278

unaudited
Common stocks (continued) Energy 1.71%	Shares	Value (000)
Diamond Offshore Drilling, Inc.[1]	1,142,513	$15,584
United Tractors Tbk PT	7,404,700	11,290
Helmerich & Payne, Inc.	201,998	8,496
Weatherford International[1]	65,431	7,552
Vista Energy, SAB de CV, Class A (ADR)[1]	136,507	5,649
Aegis Logistics, Ltd.	1,041,407	5,577
		54,148
Utilities 1.11%
ENN Energy Holdings, Ltd.	1,205,597	9,288
ACEN Corp.	101,171,292	6,929
SembCorp Industries, Ltd.	1,536,800	6,146
Neoenergia SA	1,442,015	5,851
Black Hills Corp.	71,061	3,880
Talen Energy Corp.[1]	34,400	3,246
		35,340
Consumer staples 0.63%
Redcare Pharmacy NV, non-registered shares[1]	50,748	8,303
Scandinavian Tobacco Group A/S	289,500	5,184
TreeHouse Foods, Inc.[1]	83,498	3,252
Bakkafrost P/F	36,511	2,344
DocMorris AG1	9,250	929
		20,012
Total common stocks (cost: $2,323,513,000)		3,074,667
Preferred securities 0.68% Information technology 0.68%
SmartHR, Inc., Series D, preferred shares[1,5,6]	3,006	13,006
Yotpo, Ltd., Series F, preferred shares[1,5,6]	2,158,609	3,065
Yotpo, Ltd., Series B, preferred shares[1,5,6]	287,894	409
Yotpo, Ltd., Series C, preferred shares[1,5,6]	274,070	389
Yotpo, Ltd., Series A-1, preferred shares[1,5,6]	183,819	261
Yotpo, Ltd., Series A, preferred shares[1,5,6]	89,605	128
Yotpo, Ltd., Series C-1, preferred shares[1,5,6]	75,980	108
Yotpo, Ltd., Series D, preferred shares[1,5,6]	42,368	60
Yotpo, Ltd., Series B-1, preferred shares[1,5,6]	33,838	48
Outreach Corp., Series G, preferred shares[1,5,6]	154,354	3,964
Total preferred securities (cost: $25,673,000)		21,438
Short-term securities 3.76% Money market investments 2.95%
Capital Group Central Cash Fund 5.37%[3,7]	937,922	93,755
American Funds Insurance Series — Page 11 of 278

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.81%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[7,8]	12,781,942	$12,782
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,8]	7,844,457	7,844
Capital Group Central Cash Fund 5.37%[3,7,8]	49,284	4,927
		25,553
Total short-term securities (cost: $119,345,000)		119,308
Total investment securities 101.30% (cost: $2,468,531,000)		3,215,413
Other assets less liabilities (1.30)%		(41,131)
Net assets 100.00%		$3,174,282
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.72%
Consumer discretionary 0.72%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$2,793	$22,869	$—
Short-term securities 3.11%
Money market investments 2.95%
Capital Group Central Cash Fund 5.37%[7]	112,453	116,077	134,749	5	(31)	93,755	1,457
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 5.37%[7,8]	4,926	1 [9]				4,927	— [10]
Total short-term securities						98,682
Total 3.83%				$5	$2,762	$121,551	$1,457
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp.[1]	3/8/2024	$12,580	$13,509	.43%
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	14,344	13,006.41
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	3,065.10
Yotpo, Ltd.[1,6]	3/16/2021	1,418	964.03
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	409.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	389.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	261.01
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	128.01
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	108	.00 [11]
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	60	.00 [11]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	48	.00 [11]
BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	4,157.13
Denali Therapeutics, Inc.[1]	2/27/2024	3,435	4,128.13
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,517	3,964.12
Total		$46,773	$44,196	1.39%

American Funds Insurance Series — Page 12 of 278

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $45,052,000, which represented 1.42% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,584,000, which represented 0.05% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $44,196,000, which represented 1.39% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at 3/31/2024.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 13 of 278

Growth Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 96.36% Information technology 21.75%	Shares	Value (000)
Microsoft Corp.	5,632,787	$2,369,826
Broadcom, Inc.	858,641	1,138,051
NVIDIA Corp.	741,912	670,362
Salesforce, Inc.	1,807,017	544,237
Shopify, Inc., Class A, subordinate voting shares[1]	6,309,407	486,897
MicroStrategy, Inc., Class A1,2	285,207	486,152
ASML Holding NV	226,999	218,498
ASML Holding NV (ADR)	189,937	184,328
Cloudflare, Inc., Class A1	3,986,309	385,994
Taiwan Semiconductor Manufacturing Co., Ltd.	7,013,000	170,704
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,153,439	156,925
Apple, Inc.	1,580,276	270,986
Synopsys, Inc.[1]	459,300	262,490
Applied Materials, Inc.	1,238,832	255,484
Micron Technology, Inc.	2,006,001	236,488
Constellation Software, Inc.	60,898	166,345
Intuit, Inc.	250,767	162,999
Motorola Solutions, Inc.	408,500	145,009
DocuSign, Inc.[1]	2,070,159	123,278
Trimble, Inc.[1]	1,497,687	96,391
ServiceNow, Inc.[1]	126,423	96,385
Adobe, Inc.[1]	189,325	95,533
SAP SE	477,361	92,937
Intel Corp.	1,861,836	82,237
Wolfspeed, Inc.[1]	2,109,815	62,240
Unity Software, Inc.[1]	2,087,699	55,742
NetApp, Inc.	527,540	55,376
RingCentral, Inc., Class A1	1,465,500	50,912
ON Semiconductor Corp.[1]	512,376	37,685
MongoDB, Inc., Class A1	99,000	35,505
Silicon Laboratories, Inc.[1]	231,815	33,316
ASM International NV	52,525	32,068
Dell Technologies, Inc., Class C	242,000	27,615
Atlassian Corp., Class A1	125,959	24,576
Palo Alto Networks, Inc.[1]	80,300	22,816
Fair Isaac Corp.[1]	17,982	22,471
Datadog, Inc., Class A1	170,525	21,077
MKS Instruments, Inc.	130,800	17,396
Dynatrace, Inc.[1]	230,250	10,693
Ciena Corp.[1]	155,700	7,699
Stripe, Inc., Class B1,3,4	168,598	4,303
		9,420,026
American Funds Insurance Series — Page 14 of 278

unaudited
Common stocks (continued) Communication services 18.48%	Shares	Value (000)
Meta Platforms, Inc., Class A	7,835,081	$3,804,560
Netflix, Inc.[1]	3,151,935	1,914,265
Alphabet, Inc., Class C1	6,266,679	954,165
Alphabet, Inc., Class A1	3,538,703	534,096
Charter Communications, Inc., Class A1	1,009,779	293,472
Snap, Inc., Class A, nonvoting shares[1]	14,000,000	160,720
Frontier Communications Parent, Inc.[1]	3,168,010	77,616
Take-Two Interactive Software, Inc.[1]	512,782	76,143
Pinterest, Inc., Class A1	1,752,664	60,765
Comcast Corp., Class A	1,343,725	58,251
T-Mobile US, Inc.	265,000	43,253
Electronic Arts, Inc.	188,500	25,008
		8,002,314
Health care 13.34%
Regeneron Pharmaceuticals, Inc.[1]	983,940	947,032
Intuitive Surgical, Inc.[1]	2,058,000	821,327
Vertex Pharmaceuticals, Inc.[1]	1,362,085	569,365
UnitedHealth Group, Inc.	1,111,847	550,031
Eli Lilly and Co.	668,698	520,220
Thermo Fisher Scientific, Inc.	515,045	299,349
Alnylam Pharmaceuticals, Inc.[1]	1,927,075	288,001
Boston Scientific Corp.[1]	2,784,352	190,700
Centene Corp.[1]	2,375,877	186,459
Novo Nordisk AS, Class B	1,417,430	180,678
HCA Healthcare, Inc.	535,904	178,740
Moderna, Inc.[1]	1,312,374	139,847
DexCom, Inc.[1]	850,000	117,895
Molina Healthcare, Inc.[1]	205,507	84,429
Mettler-Toledo International, Inc.[1]	60,132	80,053
Sarepta Therapeutics, Inc.[1]	562,645	72,840
Ascendis Pharma AS (ADR)[1]	467,866	70,727
Danaher Corp.	216,235	53,998
Align Technology, Inc.[1]	143,900	47,188
Abbott Laboratories	398,968	45,347
Veeva Systems, Inc., Class A1	186,440	43,196
Bristol-Myers Squibb Co.	796,057	43,170
AstraZeneca PLC	256,500	34,569
Guardant Health, Inc.[1]	1,618,159	33,383
Verily Life Sciences, LLC[1,3,4]	300,178	31,351
Pfizer, Inc.	890,000	24,698
Exact Sciences Corp.[1]	328,930	22,716
NovoCure, Ltd.[1]	1,183,355	18,496
Humana, Inc.	52,000	18,029
CRISPR Therapeutics AG1,2	262,678	17,904
McKesson Corp.	27,500	14,763
Catalent, Inc.[1]	211,471	11,938
agilon health, Inc.[1]	1,405,448	8,573
R1 RCM, Inc.[1]	507,754	6,540
Biohaven, Ltd.[1]	65,550	3,585
Galapagos NV1	11,017	352
		5,777,489
American Funds Insurance Series — Page 15 of 278

unaudited
Common stocks (continued) Consumer discretionary 13.23%	Shares	Value (000)
Tesla, Inc.[1]	7,564,300	$1,329,728
Amazon.com, Inc.[1]	3,538,332	638,244
DoorDash, Inc., Class A1	3,000,000	413,160
Home Depot, Inc.	1,028,000	394,341
Royal Caribbean Cruises, Ltd.[1]	2,363,554	328,558
Chipotle Mexican Grill, Inc.[1]	111,796	324,965
Airbnb, Inc., Class A1	1,698,900	280,251
Tractor Supply Co.	808,407	211,576
D.R. Horton, Inc.	1,073,244	176,602
Hermès International	61,000	155,706
Evolution AB	1,047,654	130,233
Amadeus IT Group SA, Class A, non-registered shares	1,846,641	118,419
Norwegian Cruise Line Holdings, Ltd.[1]	5,591,100	117,022
Floor & Decor Holdings, Inc., Class A1	792,300	102,698
NIKE, Inc., Class B	1,003,684	94,326
Booking Holdings, Inc.	25,688	93,193
O’Reilly Automotive, Inc.[1]	79,800	90,085
Aramark	2,477,864	80,580
YUM! Brands, Inc.	480,500	66,621
Polaris, Inc.	651,000	65,178
LVMH Moët Hennessy-Louis Vuitton SE	71,947	64,712
Burlington Stores, Inc.[1]	197,450	45,846
Five Below, Inc.[1]	252,000	45,708
Aptiv PLC[1]	473,000	37,674
Churchill Downs, Inc.	303,658	37,578
Wayfair, Inc., Class A1,2	514,000	34,890
Helen of Troy, Ltd.[1]	269,597	31,068
TopBuild Corp.[1]	69,453	30,610
Salvatore Ferragamo SpA[2]	2,174,477	26,439
VF Corp.	1,614,746	24,770
Caesars Entertainment, Inc.[1]	532,514	23,292
Skyline Champion Corp.[1]	259,241	22,038
Hilton Worldwide Holdings, Inc.	100,828	21,508
Flutter Entertainment PLC[1]	91,277	18,026
Darden Restaurants, Inc.	94,435	15,785
Service Corp. International	200,000	14,842
YETI Holdings, Inc.[1]	372,600	14,364
Etsy, Inc.[1]	163,303	11,222
		5,731,858
Industrials 11.51%
TransDigm Group, Inc.	770,818	949,339
Uber Technologies, Inc.[1]	7,953,700	612,355
General Electric Co.	2,006,235	352,154
Caterpillar, Inc.	715,348	262,125
Carrier Global Corp.	4,320,953	251,177
United Rentals, Inc.	326,634	235,539
Jacobs Solutions, Inc.	1,500,000	230,595
Ryanair Holdings PLC (ADR)	1,500,325	218,432
Ryanair Holdings PLC	96,554	2,191
Airbus SE, non-registered shares	955,893	176,058
Equifax, Inc.	559,113	149,574
Quanta Services, Inc.	572,626	148,768
MTU Aero Engines AG	541,769	137,471
Old Dominion Freight Line, Inc.	490,000	107,462
American Funds Insurance Series — Page 16 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Dayforce, Inc.[1]	1,586,142	$105,018
Ingersoll-Rand, Inc.	923,051	87,644
Genpact, Ltd.	2,636,874	86,885
United Airlines Holdings, Inc.[1]	1,776,476	85,058
Republic Services, Inc.	437,004	83,660
Southwest Airlines Co.	2,515,000	73,413
Core & Main, Inc., Class A1	987,933	56,559
ITT, Inc.	343,000	46,658
Northrop Grumman Corp.	94,803	45,378
TransUnion	525,478	41,933
Saia, Inc.[1]	66,090	38,663
HEICO Corp.	179,400	34,265
AMETEK, Inc.	185,860	33,994
Waste Connections, Inc.	193,510	33,286
Canadian Pacific Kansas City, Ltd.	376,000	33,152
XPO, Inc.[1]	263,564	32,163
Robert Half, Inc.	370,000	29,334
Axon Enterprise, Inc.[1]	90,594	28,345
Safran SA	123,633	28,017
FedEx Corp.	88,000	25,497
Dun & Bradstreet Holdings, Inc.	2,339,500	23,489
Boeing Co.[1]	116,800	22,541
Paylocity Holding Corp.[1]	123,239	21,180
Eaton Corp. PLC	66,140	20,681
Veralto Corp.	168,770	14,963
FTAI Aviation, Ltd.	143,115	9,632
Armstrong World Industries, Inc.	59,800	7,428
Einride AB1,3,4	78,648	2,674
		4,984,750
Financials 7.42%
Visa, Inc., Class A	2,800,280	781,502
Bank of America Corp.	7,760,600	294,282
Mastercard, Inc., Class A	610,368	293,935
Fiserv, Inc.[1]	1,833,900	293,094
KKR & Co., Inc.	2,673,477	268,898
Apollo Asset Management, Inc.	1,286,147	144,627
Blackstone, Inc.	1,007,500	132,355
Toast, Inc., Class A1	5,214,346	129,941
Block, Inc., Class A1	1,395,307	118,015
MSCI, Inc.	156,590	87,761
Marsh & McLennan Companies, Inc.	403,461	83,105
Affirm Holdings, Inc., Class A1	1,999,051	74,485
Brookfield Corp., Class A	1,763,605	73,842
Progressive Corp.	271,528	56,157
Blue Owl Capital, Inc., Class A	2,891,712	54,538
Aon PLC, Class A	155,700	51,960
Ryan Specialty Holdings, Inc., Class A	870,000	48,285
UBS Group AG	1,535,000	47,215
Capital One Financial Corp.	313,000	46,603
Ares Management Corp., Class A	310,500	41,290
S&P Global, Inc.	64,900	27,612
Intercontinental Exchange, Inc.	188,000	25,837
Arch Capital Group, Ltd.[1]	203,472	18,809
American Funds Insurance Series — Page 17 of 278

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Trupanion, Inc.[1]	519,075	$14,332
Discover Financial Services	26,400	3,461
		3,211,941
Energy 4.07%
Halliburton Co.	11,600,000	457,272
Canadian Natural Resources, Ltd. (CAD denominated)	4,192,110	319,789
Schlumberger NV	5,206,000	285,341
EOG Resources, Inc.	1,942,493	248,328
MEG Energy Corp.[1]	4,951,648	113,688
EQT Corp.	2,638,000	97,791
Tourmaline Oil Corp.	2,061,700	96,392
Cenovus Energy, Inc. (CAD denominated)	4,755,332	95,068
New Fortress Energy, Inc., Class A2	829,000	25,359
ConocoPhillips	168,186	21,407
		1,760,435
Consumer staples 3.66%
Performance Food Group Co.[1]	3,559,500	265,681
Target Corp.	1,375,000	243,664
Dollar General Corp.	1,453,612	226,851
Dollar Tree Stores, Inc.[1]	1,672,797	222,733
Costco Wholesale Corp.	287,855	210,891
Kroger Co.	2,137,000	122,087
Constellation Brands, Inc., Class A	264,013	71,748
Philip Morris International, Inc.	614,113	56,265
Monster Beverage Corp.[1]	835,498	49,528
Molson Coors Beverage Co., Class B, restricted voting shares	556,523	37,426
Keurig Dr Pepper, Inc.	903,000	27,695
Nestlé SA	189,069	20,073
Celsius Holdings, Inc.[1]	160,259	13,289
British American Tobacco PLC	429,990	13,058
JUUL Labs, Inc., Class A1,3,4	2,711,477	2,894
		1,583,883
Materials 1.86%
Linde PLC	279,239	129,656
Grupo México, SAB de CV, Series B	20,340,000	120,062
ATI, Inc.[1]	2,086,140	106,748
Wheaton Precious Metals Corp.	2,252,500	106,160
Albemarle Corp.	650,929	85,753
Royal Gold, Inc.	599,000	72,964
CF Industries Holdings, Inc.	561,475	46,720
Franco-Nevada Corp.	340,400	40,560
Vulcan Materials Co.	130,000	35,480
Sherwin-Williams Co.	98,000	34,038
Glencore PLC	5,275,000	28,982
		807,123
Utilities 0.72%
Constellation Energy Corp.	860,427	159,050
PG&E Corp.	9,227,065	154,646
		313,696
American Funds Insurance Series — Page 18 of 278

unaudited
Common stocks (continued) Real estate 0.32%	Shares	Value (000)
Zillow Group, Inc., Class C, nonvoting shares[1]	2,492,002	$121,560
CoStar Group, Inc.[1]	184,386	17,812
		139,372
Total common stocks (cost: $18,913,111,000)		41,732,887
Preferred securities 0.26% Information technology 0.24%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	70,520
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,344
PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	30,268
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,864
		104,996
Industrials 0.02%
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,4,5]	153,713	5,027
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,4,5]	42,272	1,382
Einride AB, Series C, preferred shares[1,3,4]	110,647	3,762
		10,171
Total preferred securities (cost: $104,084,000)		115,167
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	— [6]
Industrials 0.00%
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3,4]	31,704	— [6]
Total rights & warrants (cost: $0)		— [6]
Convertible stocks 0.02% Materials 0.02%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	7,593
Total convertible stocks (cost: $6,435,000)		7,593
Short-term securities 2.76% Money market investments 2.67%
Capital Group Central Cash Fund 5.37%[7,8]	11,550,128	1,154,551
American Funds Insurance Series — Page 19 of 278

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.09%	Shares	Value (000)
Capital Group Central Cash Fund 5.37%[7,8,9]	300,444	$30,032
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[7,9]	5,363,669	5,364
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	5,347,141	5,347
		40,743
Total short-term securities (cost: $1,195,721,000)		1,195,294
Total investment securities 99.40% (cost: $20,219,351,000)		43,050,941
Other assets less liabilities 0.60%		259,596
Net assets 100.00%		$43,310,537
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.74%
Money market investments 2.67%
Capital Group Central Cash Fund 5.37%[7]	$588,273	$1,408,106	$841,377	$(12)	$(439)	$1,154,551	$11,923
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 5.37%[7,9]	5,032	25,000 [10]				30,032	— [11]
Total 2.74%				$(12)	$(439)	$1,184,583	$11,923
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$70,520	.16%
Stripe, Inc., Class B1,3	5/6/2021	6,766	4,303.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,344.01
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	31,351.07
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	30,268.07
Einride AB, Series C, preferred shares[1,3]	11/23/2022 - 2/21/2024	3,762	3,762.01
Einride AB1,3	2/1/2023	2,674	2,674.00
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,5]	10/22/2021	10,452	5,027.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,5]	12/14/2023	1,382	1,382	.00 [12]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3]	12/14/2023	—	— [6]	.00 [12]
JUUL Labs, Inc., Class A1,3	11/13/2023	43,768	2,894.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,864.01
Total		$194,292	$156,389	.36%

American Funds Insurance Series — Page 20 of 278

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $44,339,000, which represented .10% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $156,389,000, which represented .36% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 3/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Page 21 of 278

International Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 97.89% Industrials 18.88%	Shares	Value (000)
Airbus SE, non-registered shares	1,387,973	$255,639
Recruit Holdings Co., Ltd.	4,154,609	184,073
Safran SA	623,775	141,355
Siemens AG	624,958	119,313
Melrose Industries PLC	12,204,660	103,670
Techtronic Industries Co., Ltd.	7,545,500	102,285
Ashtead Group PLC	971,740	69,174
Diploma PLC	1,289,802	60,591
MTU Aero Engines AG	229,720	58,290
International Container Terminal Services, Inc.	7,953,240	44,990
Kingspan Group PLC	465,693	42,434
DSV A/S	201,977	32,777
AB Volvo, Class B	1,078,902	29,240
Schneider Electric SE	104,528	23,642
Rumo SA	4,163,005	18,477
Thales SA	92,053	15,696
Shenzhen Inovance Technology Co., Ltd., Class A	1,843,417	15,615
Larsen & Toubro, Ltd.	324,571	14,648
Grab Holdings, Ltd., Class A1	4,287,405	13,463
NIBE Industrier AB, Class B	2,559,142	12,566
DHL Group	253,300	10,908
Legrand SA	98,400	10,427
Airports of Thailand PCL, foreign registered shares	5,078,900	9,119
Bureau Veritas SA	292,900	8,936
ZTO Express (Cayman), Inc., Class A (ADR)	366,358	7,672
TELUS International (Cda), Inc., subordinate voting shares[1]	526,752	4,456
		1,409,456
Information technology 13.90%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,161,000	149,966
Shopify, Inc., Class A, subordinate voting shares[1]	1,941,346	149,814
SK hynix, Inc.	957,699	130,183
SAP SE	558,857	108,804
NICE, Ltd. (ADR)[1]	307,311	80,091
ASML Holding NV	77,435	74,535
Samsung Electronics Co., Ltd.	970,662	59,411
Renesas Electronics Corp.	2,574,000	45,408
NXP Semiconductors NV	173,200	42,914
Constellation Software, Inc.	13,774	37,624
Disco Corp.	91,900	34,719
Fujitsu, Ltd.	1,542,000	25,364
Tata Consultancy Services, Ltd.	537,432	24,978
OBIC Co., Ltd.	134,500	20,235
Lasertec Corp.	69,200	19,108
Dassault Systemes SE	277,000	12,265
NEC Corp.	133,900	9,721
American Funds Insurance Series — Page 22 of 278

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Infosys, Ltd.	416,730	$7,485
Canva, Inc.[1,2,3]	4,819	5,140
		1,037,765
Consumer discretionary 12.24%
MercadoLibre, Inc.[1]	106,035	160,321
adidas AG	469,818	104,921
Evolution AB	699,962	87,011
Ferrari NV (EUR denominated)	188,192	82,025
LVMH Moët Hennessy-Louis Vuitton SE	84,813	76,284
Flutter Entertainment PLC[1]	375,910	74,238
Maruti Suzuki India, Ltd.	488,078	73,738
Sony Group Corp.	587,500	50,394
Entain PLC	4,112,405	41,389
Compagnie Financière Richemont SA, Class A	197,055	30,044
Meituan, Class B1	2,098,900	25,958
NEXT PLC	197,047	22,960
Kering SA	53,038	20,963
InterContinental Hotels Group PLC	134,272	13,968
Zalando SE, non-registered shares[1]	467,567	13,362
Fast Retailing Co., Ltd.	33,500	10,432
Dowlais Group PLC	10,191,539	10,033
Galaxy Entertainment Group, Ltd.	1,347,000	6,764
Hermès International	2,060	5,258
Coupang, Inc., Class A1	205,714	3,660
		913,723
Health care 12.10%
Novo Nordisk AS, Class B	2,813,309	358,609
Daiichi Sankyo Co., Ltd.	9,339,308	294,715
Sanofi	450,172	44,176
AstraZeneca PLC	296,157	39,914
UCB SA	301,219	37,177
Eurofins Scientific SE, non-registered shares	525,037	33,465
Grifols, SA, Class A, non-registered shares[1]	2,789,283	25,091
Grifols, SA, Class B (ADR)[1]	793,690	5,302
HOYA Corp.	228,400	28,275
WuXi AppTec Co., Ltd., Class H4	1,976,733	9,370
WuXi AppTec Co., Ltd., Class A	288,960	1,846
bioMérieux SA	85,777	9,462
Insulet Corp.[1]	46,653	7,996
Ambu AS, Class B, non-registered shares[1]	480,488	7,891
		903,289
Materials 12.02%
Fortescue, Ltd.	12,796,750	214,312
Glencore PLC	38,713,759	212,699
First Quantum Minerals, Ltd.	11,403,572	122,577
Shin-Etsu Chemical Co., Ltd.	2,564,200	111,525
Ivanhoe Mines, Ltd., Class A1	4,152,270	49,537
Ivanhoe Mines, Ltd., Class A1,3	3,675,281	43,847
DSM-Firmenich AG	247,636	28,159
Arkema SA	249,484	26,253
Air Liquide SA	83,122	17,293
Wacker Chemie AG	147,773	16,668
American Funds Insurance Series — Page 23 of 278

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Linde PLC	35,287	$16,384
BASF SE	208,760	11,921
Rio Tinto PLC	176,917	11,203
Antofagasta PLC	387,237	9,966
Vale SA (ADR), ordinary nominative shares	252,900	3,083
Vale SA, ordinary nominative shares	161,800	1,962
		897,389
Financials 10.68%
NU Holdings, Ltd. / Cayman Islands, Class A1	12,609,277	150,429
Kotak Mahindra Bank, Ltd.	5,776,883	123,673
Banco Bilbao Vizcaya Argentaria, SA	7,044,709	83,906
AIA Group, Ltd.	12,210,676	81,983
Aegon, Ltd.	11,359,669	69,243
ING Groep NV	3,979,140	65,449
Jio Financial Services, Ltd.[1]	8,569,634	36,348
Bajaj Finserv, Ltd.	1,598,500	31,506
HDFC Bank, Ltd.	905,701	15,723
HDFC Bank, Ltd. (ADR)	207,750	11,628
Axis Bank, Ltd.	2,029,545	25,483
B3 SA - Brasil, Bolsa, Balcao	8,180,250	19,556
FinecoBank SpA	1,271,778	19,051
Bank Central Asia Tbk PT	23,381,700	14,858
Bajaj Finance, Ltd.	151,942	13,199
Bank Mandiri (Persero) Tbk PT	27,858,000	12,739
Mizuho Financial Group, Inc.	452,800	9,111
ICICI Bank, Ltd.	485,000	6,358
China Pacific Insurance (Group) Co., Ltd., Class H	2,236,800	3,915
Futu Holdings, Ltd. (ADR)[1,4]	52,123	2,822
		796,980
Energy 7.64%
Reliance Industries, Ltd.	7,221,202	257,297
Canadian Natural Resources, Ltd. (CAD denominated)	1,742,628	132,934
Cenovus Energy, Inc. (CAD denominated)	4,716,328	94,288
TotalEnergies SE	550,751	37,713
Neste OYJ	1,237,003	33,497
Shell PLC (GBP denominated)	448,462	14,858
		570,587
Communication services 4.42%
Bharti Airtel, Ltd.	9,809,400	144,502
Bharti Airtel, Ltd., interim shares	327,942	3,232
Universal Music Group NV	2,382,024	71,647
Tencent Holdings, Ltd.	1,309,606	50,832
NetEase, Inc.	1,552,500	32,292
Ubisoft Entertainment SA1	800,864	16,853
Singapore Telecommunications, Ltd.	5,800,500	10,868
		330,226
Consumer staples 4.21%
Danone SA	878,392	56,755
Seven & i Holdings Co., Ltd.	3,417,600	49,803
Ajinomoto Co., Inc.	1,325,600	49,563
Kweichow Moutai Co., Ltd., Class A	197,623	46,563
American Funds Insurance Series — Page 24 of 278

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Treasury Wine Estates, Ltd.	3,953,315	$32,073
Kobe Bussan Co., Ltd.	965,600	23,837
JBS SA	4,012,623	17,201
Diageo PLC	375,982	13,883
Suntory Beverage & Food, Ltd.	322,200	10,725
Nestlé SA	80,000	8,494
Nissin Foods Holdings Co., Ltd.	196,200	5,444
		314,341
Utilities 1.24%
ENN Energy Holdings, Ltd.	6,953,828	53,574
E.ON SE	1,101,028	15,305
Engie SA	910,873	15,242
SembCorp Industries, Ltd.	2,195,700	8,781
		92,902
Real estate 0.56%
ESR Group, Ltd.	21,411,800	22,898
Ayala Land, Inc.	18,147,800	10,411
Mitsui Fudosan Co., Ltd.	781,500	8,505
		41,814
Total common stocks (cost: $5,189,133,000)		7,308,472
Preferred securities 0.49% Health care 0.20%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	14,812
Consumer discretionary 0.16%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	119,910	11,938
Financials 0.12%
Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	9,040
Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	450
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	19
Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
		470
Total preferred securities (cost: $59,779,000)		36,260
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	— [5]
Total rights & warrants (cost: $0)		— [5]
American Funds Insurance Series — Page 25 of 278

unaudited
Short-term securities 1.41% Money market investments 1.41%	Shares	Value (000)
Capital Group Central Cash Fund 5.37%[6,7]	1,054,249	$105,383
Money market investments purchased with collateral from securities on loan 0.00%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[6,8]	9,900	10
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[6,8]	9,900	10
		20
Total short-term securities (cost: $105,445,000)		105,403
Total investment securities 99.79% (cost: $5,354,357,000)		7,450,135
Other assets less liabilities 0.21%		15,536
Net assets 100.00%		$7,465,671
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 1.41%
Money market investments 1.41%
Capital Group Central Cash Fund 5.37%[6]	$202,026	$330,176	$426,802	$27	$(44)	$105,383	$2,855
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[6]	47		47 [9]			—	— [10]
Total 1.41%				$27	$(44)	$105,383	$2,855
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$43,847	.59%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	5,140.07
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	450	.00 [11]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	19	.00 [11]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [11]
Total		$41,929	$49,457	.66%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $49,457,000, which represented .66% of the net assets of the fund.

[4]	All or a portion of this security was on loan. The total value of all such securities was $2,392,000, which represented .03% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 3/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.

American Funds Insurance Series — Page 26 of 278

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
American Funds Insurance Series — Page 27 of 278

New World Fund®
Investment portfolio
March 31, 2024
unaudited

Common stocks 91.50% Financials 16.13%	Shares	Value (000)
NU Holdings, Ltd. / Cayman Islands, Class A1	3,159,336	$37,691
Banco Bilbao Vizcaya Argentaria, SA	2,946,831	35,098
Banco Bilbao Vizcaya Argentaria, SA (ADR)	69,290	821
Bank Mandiri (Persero) Tbk PT	72,495,100	33,150
AIA Group, Ltd.	4,365,400	29,309
Mastercard, Inc., Class A	54,869	26,423
Bank Central Asia Tbk PT	41,129,323	26,135
Kotak Mahindra Bank, Ltd.	1,203,756	25,770
PB Fintech, Ltd.[1]	1,612,541	21,737
HDFC Bank, Ltd.	1,105,574	19,193
XP, Inc., Class A	729,611	18,722
Capitec Bank Holdings, Ltd.	166,734	18,450
B3 SA - Brasil, Bolsa, Balcao	6,223,792	14,879
Axis Bank, Ltd.	1,144,006	14,364
Ping An Insurance (Group) Company of China, Ltd., Class H	3,315,044	13,998
Visa, Inc., Class A	49,057	13,691
ICICI Bank, Ltd. (ADR)	264,735	6,992
ICICI Bank, Ltd.	504,410	6,612
Grupo Financiero Banorte, SAB de CV, Series O	1,214,696	12,887
Cholamandalam Investment and Finance Co., Ltd.	872,103	12,094
AU Small Finance Bank, Ltd.	1,744,124	11,815
Bank Rakyat Indonesia (Persero) Tbk PT	29,691,400	11,330
Eurobank Ergasias Services and Holdings SA1	5,608,003	10,781
Shriram Finance, Ltd.	333,280	9,430
Bank of Baroda	2,596,097	8,219
PagSeguro Digital, Ltd., Class A1	573,097	8,184
Erste Group Bank AG	175,040	7,799
Bajaj Finserv, Ltd.	376,215	7,415
Bank of the Philippine Islands	3,465,568	7,281
Canara Bank	1,027,495	7,158
National Bank of Greece SA1	810,189	6,342
Discovery, Ltd.	967,731	6,164
Kaspi.kz JSC (ADR)	41,133	5,291
Hong Kong Exchanges and Clearing, Ltd.	173,100	5,038
Edenred SA	90,725	4,841
BDO Unibank, Inc.	1,516,430	4,168
Alpha Services and Holdings SA1	2,312,181	4,066
Akbank TAS	2,258,781	3,268
Commercial International Bank - Egypt (CIB) SAE (GDR)[1]	1,286,566	2,051
Commercial International Bank - Egypt (CIB) SAE	719,163	1,168
Max Financial Services, Ltd.[1]	265,174	3,186
Brookfield Corp., Class A	74,228	3,108
DBS Group Holdings, Ltd.	112,673	3,007
Aon PLC, Class A	8,914	2,975
Moody’s Corp.	7,258	2,853
Banco BTG Pactual SA, units	353,747	2,570
American Funds Insurance Series — Page 28 of 278

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bajaj Finance, Ltd.	29,415	$2,555
Jio Financial Services, Ltd.[1]	586,147	2,486
S&P Global, Inc.	5,641	2,400
East Money Information Co., Ltd., Class A	1,314,327	2,344
BNP Paribas SA	28,728	2,041
Emirates NBD Bank PJSC	373,836	1,782
Industrial and Commercial Bank of China, Ltd., Class H	3,437,000	1,730
China Merchants Bank Co., Ltd., Class H	378,500	1,497
Bank of Ningbo Co., Ltd., Class A	437,700	1,249
Haci Ömer Sabanci Holding AS	457,605	1,168
China Construction Bank Corp., Class H	1,917,000	1,156
Prudential PLC	108,552	1,018
Société Générale	35,496	950
TISCO Financial Group PCL, foreign registered shares	315,000	859
Nedbank Group, Ltd.	50,718	612
Postal Savings Bank of China Co., Ltd., Class H	1,166,752	610
China Pacific Insurance (Group) Co., Ltd., Class H	247,000	432
Sberbank of Russia PJSC[2]	2,662,164	— [3]
Moscow Exchange MICEX-RTS PJSC[2]	438,203	— [3]
		562,413
Information technology 15.12%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,465,269	108,690
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	23,002	3,129
Microsoft Corp.	234,153	98,513
Broadcom, Inc.	36,978	49,011
ASML Holding NV	39,081	37,617
NVIDIA Corp.	40,600	36,685
Samsung Electronics Co., Ltd.	379,156	23,207
Synopsys, Inc.[1]	34,324	19,616
SAP SE	75,071	14,616
SAP SE (ADR)	5,124	999
Capgemini SE	64,295	14,795
SK hynix, Inc.	95,514	12,983
Keyence Corp.	24,100	11,071
ASM International NV	18,044	11,016
Tokyo Electron, Ltd.	37,000	9,672
Disco Corp.	23,900	9,029
Wolfspeed, Inc.[1]	160,936	4,748
EPAM Systems, Inc.[1]	17,043	4,707
E Ink Holdings, Inc.	610,000	4,365
Applied Materials, Inc.	20,953	4,321
Infosys, Ltd. (ADR)	152,619	2,736
Infosys, Ltd.	66,002	1,186
MediaTek, Inc.	104,000	3,883
Tata Consultancy Services, Ltd.	81,915	3,807
Apple, Inc.	19,251	3,301
Advantech Co., Ltd.	257,000	3,244
Coforge, Ltd.	48,689	3,212
TDK Corp.	63,700	3,148
Nokia Corp.	877,345	3,115
Intel Corp.	69,250	3,059
ON Semiconductor Corp.[1]	37,856	2,784
Micron Technology, Inc.	21,127	2,491
Trimble, Inc.[1]	38,637	2,487
American Funds Insurance Series — Page 29 of 278

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Accenture PLC, Class A	6,524	$2,261
KLA Corp.	3,166	2,212
Xiamen Faratronic Co., Ltd., Class A	107,300	1,468
NICE, Ltd. (ADR)[1]	4,862	1,267
Hamamatsu Photonics KK	35,400	1,252
Atlassian Corp., Class A1	4,552	888
Canva, Inc.[1,2,4]	385	411
		527,002
Industrials 12.43%
Airbus SE, non-registered shares	304,767	56,132
Safran SA	149,295	33,832
International Container Terminal Services, Inc.	4,921,400	27,840
Larsen & Toubro, Ltd.	416,576	18,800
Copa Holdings, SA, Class A	168,771	17,579
General Electric Co.	93,483	16,409
Techtronic Industries Co., Ltd.	1,122,500	15,216
Shenzhen Inovance Technology Co., Ltd., Class A	1,624,674	13,762
Rumo SA	3,093,198	13,729
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	739,142	11,872
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	9,870	1,610
Caterpillar, Inc.	34,986	12,820
Airports of Thailand PCL, foreign registered shares	6,419,400	11,526
IMCD NV	62,575	11,028
BAE Systems PLC	599,842	10,217
Contemporary Amperex Technology Co., Ltd., Class A	379,725	9,991
TransDigm Group, Inc.	8,001	9,854
Carrier Global Corp.	166,043	9,652
Daikin Industries, Ltd.	67,600	9,199
Grab Holdings, Ltd., Class A1	2,866,630	9,001
DSV A/S	51,890	8,421
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,232,623	7,330
InPost SA1	436,465	6,727
Schneider Electric SE	29,461	6,663
Mitsui & Co., Ltd.	140,500	6,595
CCR SA, ordinary nominative shares	2,346,350	6,465
Siemens AG	32,089	6,126
SMC Corp.	9,700	5,436
ZTO Express (Cayman), Inc., Class A (ADR)	252,300	5,283
Boeing Co.[1]	24,704	4,768
Jiangsu Hengli Hydraulic Co., Ltd., Class A	651,564	4,519
Wizz Air Holdings PLC[1]	153,338	4,153
Astra International Tbk PT	12,609,619	4,096
Ayala Corp.	331,210	3,771
Thales SA	22,063	3,762
Bharat Electronics, Ltd.	1,316,470	3,181
Leonardo SpA	121,241	3,045
Interpump Group SpA	62,377	3,041
Bureau Veritas SA	88,779	2,709
Ingersoll-Rand, Inc.	25,058	2,379
Shanghai International Airport Co., Ltd., Class A1	396,500	1,989
Weichai Power Co., Ltd., Class A1	828,300	1,913
MISUMI Group, Inc.	130,000	1,773
Centre Testing International Group Co., Ltd.	941,196	1,664
GT Capital Holdings, Inc.	116,310	1,457
American Funds Insurance Series — Page 30 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Epiroc AB, Class B	77,590	$1,314
Hitachi, Ltd.	14,300	1,314
Embraer SA1	146,300	972
Legrand SA	8,568	908
SM Investments Corp.	43,880	759
Haitian International Holdings, Ltd.	197,146	573
TELUS International (Cda), Inc., subordinate voting shares[1]	32,078	271
Veralto Corp.	— [3]	— [3]
		433,446
Consumer discretionary 11.20%
MercadoLibre, Inc.[1]	33,127	50,087
LVMH Moët Hennessy-Louis Vuitton SE	49,474	44,499
Trip.com Group, Ltd. (ADR)[1]	587,694	25,794
Trip.com Group, Ltd.[1]	26,750	1,180
Midea Group Co., Ltd., Class A	2,948,868	26,202
Galaxy Entertainment Group, Ltd.	3,291,000	16,525
Eicher Motors, Ltd.	319,939	15,418
Alibaba Group Holding, Ltd. (ADR)	100,835	7,297
Alibaba Group Holding, Ltd.	535,272	4,804
adidas AG	53,836	12,023
Compagnie Financière Richemont SA, Class A	78,650	11,991
Meituan, Class B1	873,400	10,802
Jumbo SA	373,094	10,747
Titan Co., Ltd.	223,113	10,170
BYD Co., Ltd., Class A1	180,708	5,077
BYD Co., Ltd., Class H1	178,500	4,598
Evolution AB	76,550	9,516
H World Group, Ltd. (ADR)	208,396	8,065
Maruti Suzuki India, Ltd.	51,831	7,831
Hilton Worldwide Holdings, Inc.	36,591	7,805
Airbnb, Inc., Class A1	46,910	7,738
Ferrari NV (EUR denominated)	15,625	6,810
Shenzhou International Group Holdings, Ltd.	707,800	6,701
YUM! Brands, Inc.	45,139	6,258
Hermès International	2,154	5,498
Industria de Diseño Textil, SA	97,577	4,913
Sands China, Ltd.[1]	1,569,200	4,421
Kering SA	10,653	4,210
InterContinental Hotels Group PLC	39,447	4,103
Amadeus IT Group SA, Class A, non-registered shares	63,607	4,079
China Tourism Group Duty Free Corp., Ltd., Class H5	403,570	4,022
Naspers, Ltd., Class N	21,690	3,845
Li Ning Co., Ltd.	1,168,155	3,104
NIKE, Inc., Class B	29,886	2,809
Alsea, SAB de CV, Class A1	540,537	2,665
Zhongsheng Group Holdings, Ltd.	1,526,500	2,645
TVS Motor Co., Ltd.	100,117	2,583
Mahindra & Mahindra, Ltd.	104,066	2,397
Tesla, Inc.[1]	12,786	2,248
Stellantis NV	77,257	2,196
Foschini Group, Ltd. (The)	414,576	2,179
Tube Investments of India, Ltd.	42,667	1,912
Melco Resorts & Entertainment, Ltd. (ADR)[1]	249,357	1,798
Magazine Luiza SA1	4,766,875	1,711
American Funds Insurance Series — Page 31 of 278

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Booking Holdings, Inc.	417	$1,513
Renault SA	28,126	1,420
General Motors Co.	30,506	1,383
Shangri-La Asia, Ltd.	1,938,000	1,213
Inchcape PLC	111,979	1,023
Cyrela Brazil Realty SA, ordinary nominative shares	201,625	1,003
Gree Electric Appliances, Inc. of Zhuhai, Class A	131,446	715
Woolworths Holdings, Ltd.	90,404	283
Aptiv PLC[1]	3,462	276
Suzuki Motor Corp.	23,400	269
		390,374
Health care 10.64%
Novo Nordisk AS, Class B	568,169	72,424
Eli Lilly and Co.	59,302	46,135
Max Healthcare Institute, Ltd.	3,204,887	31,506
Thermo Fisher Scientific, Inc.	54,070	31,426
AstraZeneca PLC	212,565	28,648
Abbott Laboratories	168,203	19,118
EssilorLuxottica SA	62,389	14,115
BeiGene, Ltd. (ADR)[1]	70,377	11,006
BeiGene, Ltd.[1]	42,200	513
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,642,888	10,449
Laurus Labs, Ltd.	2,125,674	10,000
Innovent Biologics, Inc.[1]	2,012,873	9,695
Rede D’Or Sao Luiz SA	1,902,367	9,600
Danaher Corp.	36,747	9,176
Hypera SA, ordinary nominative shares	1,010,220	6,633
WuXi AppTec Co., Ltd., Class H	882,100	4,181
WuXi AppTec Co., Ltd., Class A	180,219	1,152
Revvity, Inc.	48,018	5,042
Mankind Pharma, Ltd.[1]	171,593	4,734
Legend Biotech Corp. (ADR)[1]	78,336	4,394
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	105,300	4,101
Straumann Holding AG	24,004	3,833
OdontoPrev SA	1,514,149	3,671
Zoetis, Inc., Class A	21,190	3,585
Align Technology, Inc.[1]	8,734	2,864
Zai Lab, Ltd. (ADR)[1,5]	161,848	2,593
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	180,435	2,546
Siemens Healthineers AG	39,390	2,410
Shionogi & Co., Ltd.	42,700	2,186
Mettler-Toledo International, Inc.[1]	1,592	2,119
Illumina, Inc.[1]	14,693	2,018
Alcon, Inc.	23,247	1,927
Medtronic PLC	16,833	1,467
Asahi Intecc Co., Ltd.	82,100	1,429
Aspen Pharmacare Holdings, Ltd.	112,283	1,300
Pfizer, Inc.	39,788	1,104
Angelalign Technology, Inc.	87,606	842
WuXi Biologics (Cayman), Inc.[1]	298,500	545
Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	188
American Funds Insurance Series — Page 32 of 278

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
CanSino Biologics, Inc., Class H1,5	61,521	$125
GE HealthCare Technologies, Inc.	— [3]	— [3]
		370,800
Communication services 7.33%
Meta Platforms, Inc., Class A	105,661	51,307
Alphabet, Inc., Class C1	150,498	22,915
Alphabet, Inc., Class A1	113,013	17,057
Tencent Holdings, Ltd.	970,751	37,679
Bharti Airtel, Ltd.	2,267,690	33,405
Bharti Airtel, Ltd., interim shares	61,951	611
NetEase, Inc.	892,200	18,558
NetEase, Inc. (ADR)	24,353	2,520
MTN Group, Ltd.	3,843,206	19,021
Telkom Indonesia (Persero) Tbk PT, Class B	64,170,400	14,044
América Móvil, SAB de CV, Class B (ADR)	549,889	10,261
Telefónica, SA, non-registered shares	1,830,842	8,077
Netflix, Inc.[1]	10,618	6,449
Vodafone Group PLC	4,136,703	3,679
Singapore Telecommunications, Ltd.	1,903,400	3,566
TIM SA	617,251	2,191
Informa PLC	196,913	2,066
JCDecaux SE1	75,052	1,457
Saudi Telecom Co., non-registered shares	44,520	470
		255,333
Consumer staples 6.75%
Kweichow Moutai Co., Ltd., Class A	133,467	31,447
ITC, Ltd.	4,693,408	24,105
Nestlé SA	176,763	18,767
Varun Beverages, Ltd.	912,436	15,301
Arca Continental, SAB de CV	1,146,115	12,509
Monster Beverage Corp.[1]	183,004	10,848
Ajinomoto Co., Inc.	289,299	10,817
Bunge Global SA	95,051	9,745
Constellation Brands, Inc., Class A	33,337	9,060
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	3,470,600	8,058
JBS SA	1,842,562	7,899
Avenue Supermarts, Ltd.[1]	124,921	6,778
KT&G Corp.	92,849	6,449
Budweiser Brewing Co., APAC, Ltd.	4,252,900	6,260
Carlsberg A/S, Class B	43,374	5,920
Anheuser-Busch InBev SA/NV	94,407	5,751
Kao Corp.	154,100	5,739
Pernod Ricard SA	30,419	4,921
British American Tobacco PLC	161,480	4,904
Dino Polska SA, non-registered shares[1]	41,946	4,071
Uni-Charm Corp.	113,500	3,624
United Spirits, Ltd.	262,990	3,577
Philip Morris International, Inc.	29,968	2,746
Foshan Haitian Flavouring and Food Co., Ltd., Class A	493,396	2,690
L’Oréal SA, non-registered shares	5,641	2,670
Mondelez International, Inc., Class A	30,149	2,110
Dabur India, Ltd.	318,879	2,000
Danone SA	30,623	1,979
American Funds Insurance Series — Page 33 of 278

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
WH Group, Ltd.	2,426,000	$1,599
Wuliangye Yibin Co., Ltd., Class A	47,971	1,019
Diageo PLC	24,169	892
Reckitt Benckiser Group PLC	11,580	659
Clicks Group, Ltd.	17,686	277
		235,191
Materials 6.55%
Freeport-McMoRan, Inc.	655,883	30,840
First Quantum Minerals, Ltd.	2,506,422	26,941
Linde PLC	46,885	21,770
Vale SA (ADR), ordinary nominative shares	838,525	10,222
Vale SA, ordinary nominative shares	755,447	9,162
Shin-Etsu Chemical Co., Ltd.	295,100	12,835
APL Apollo Tubes, Ltd.	556,362	9,979
Barrick Gold Corp.	590,171	9,820
Sika AG	29,823	8,882
Albemarle Corp.	64,529	8,501
Amcor PLC (CDI)	859,087	8,084
Jindal Steel & Power, Ltd.	786,768	8,010
Gerdau SA (ADR)	1,478,874	6,537
Glencore PLC	1,179,600	6,481
Givaudan SA	1,309	5,829
Southern Copper Corp.	49,273	5,249
Asian Paints, Ltd.	146,931	5,015
Tata Steel, Ltd.	2,435,975	4,552
Nutrien, Ltd. (CAD denominated)	64,624	3,511
Wacker Chemie AG	29,787	3,360
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	360,120	3,245
Grupo México, SAB de CV, Series B	530,536	3,132
Loma Negra Compania Industrial Argentina SA (ADR)	386,078	2,579
Arkema SA	22,065	2,322
Shandong Sinocera Functional Material Co., Ltd., Class A	847,500	2,014
BASF SE	31,394	1,793
Akzo Nobel NV	23,861	1,781
DSM-Firmenich AG	14,805	1,683
Fresnillo PLC	277,206	1,644
Antofagasta PLC	52,109	1,341
OCI NV	36,366	996
Polymetal International PLC[1]	76,572	276
Alrosa PJSC[2]	1,123,215	— [3]
		228,386
Energy 2.67%
TotalEnergies SE	358,970	24,580
Reliance Industries, Ltd.	618,770	22,047
New Fortress Energy, Inc., Class A5	277,614	8,492
Exxon Mobil Corp.	71,675	8,332
Schlumberger NV	115,278	6,318
Saudi Arabian Oil Co.	685,759	5,641
Chevron Corp.	33,545	5,291
Cheniere Energy, Inc.	30,431	4,908
Vista Energy, SAB de CV, Class A (ADR)[1]	59,700	2,470
Borr Drilling, Ltd.[1]	156,383	1,071
Borr Drilling, Ltd. (NOK denominated)	164,010	1,043
American Funds Insurance Series — Page 34 of 278

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Shell PLC (GBP denominated)	61,061	$2,023
INPEX Corp.	42,400	656
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	23,587	359
Gazprom PJSC[1,2]	945,858	— [3]
Rosneft Oil Co. PJSC[2]	588,661	— [3]
		93,231
Real estate 1.67%
Macrotech Developers, Ltd.	2,228,357	30,348
Fibra Uno Administración REIT, SA de CV	4,713,551	7,828
China Resources Mixc Lifestyle Services, Ltd.	1,750,400	5,535
KE Holdings, Inc., Class A (ADR)	353,121	4,848
CK Asset Holdings, Ltd.	937,500	3,857
American Tower Corp. REIT	10,610	2,096
ALLOS SA, ordinary nominative shares	410,818	1,959
Longfor Group Holdings, Ltd.	1,107,346	1,565
Ayala Land, Inc.	222,500	128
		58,164
Utilities 1.01%
ENN Energy Holdings, Ltd.	1,733,905	13,358
Equatorial Energia SA, ordinary nominative shares	1,863,610	12,095
Engie SA	264,661	4,428
Power Grid Corporation of India, Ltd.	1,177,121	3,908
AES Corp.	79,117	1,419
		35,208
Total common stocks (cost: $2,159,412,000)		3,189,548
Preferred securities 0.84% Financials 0.33%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,331,126	9,224
Itaú Unibanco Holding SA, preferred nominative shares	299,701	2,070
		11,294
Consumer discretionary 0.23%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	74,120	7,379
Getir BV, Series D, preferred shares[1,2,4]	7,768	468
		7,847
Real estate 0.18%
QuintoAndar, Ltd., Series E, preference shares[1,2,4]	32,657	5,091
QuintoAndar, Ltd., Series E-1, preference shares[1,2,4]	8,400	1,309
		6,400
Information technology 0.10%
Samsung Electronics Co., Ltd., nonvoting preferred shares	70,508	3,562
Canva, Inc., Series A, noncumulative preferred shares[1,2,4]	34	36
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,4]	1	1
		3,599
Total preferred securities (cost: $30,168,000)		29,140
American Funds Insurance Series — Page 35 of 278

unaudited
Rights & warrants 0.05% Consumer discretionary 0.03%	Shares	Value (000)
Midea Group Co., Ltd., warrants, expire 3/19/2025[1,6]	128,407	$1,141
Industrials 0.02%
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/28/2025[1,6]	425,100	752
Total rights & warrants (cost: $1,845,000)		1,893
Convertible stocks 0.01% Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	336
Total convertible stocks (cost: $286,000)		336
Bonds, notes & other debt instruments 3.95% Bonds & notes of governments & government agencies outside the U.S. 3.34%	Principal amount (000)
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD200	166
Angola (Republic of) 9.50% 11/12/2025	400	408
Angola (Republic of) 8.25% 5/9/2028	900	869
Angola (Republic of) 8.00% 11/26/2029[6]	445	416
Angola (Republic of) 8.75% 4/14/2032[6]	280	258
Argentine Republic 1.00% 7/9/2029	32	17
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[7]	2,217	925
Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[7]	1,091	508
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,454	994
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL10,669	2,118
Brazil (Federative Republic of) 6.00% 5/15/2027[8]	30,830	6,200
Brazil (Federative Republic of) 10.00% 1/1/2031	8,986	1,724
Brazil (Federative Republic of) 10.00% 1/1/2033	27,237	5,167
Brazil (Federative Republic of) 6.00% 8/15/2050[8]	1,676	340
Chile (Republic of) 6.00% 4/1/2033	CLP1,170,000	1,249
Chile (Republic of) 5.30% 11/1/2037	480,000	463
Chile (Republic of) 4.34% 3/7/2042	USD350	306
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY27,780	3,979
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	25,030	4,184
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	10,410	1,584
Colombia (Republic of) 3.25% 4/22/2032	USD700	547
Colombia (Republic of) 8.00% 11/14/2035	200	210
Colombia (Republic of) 5.20% 5/15/2049	755	557
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,784,100	398
Colombia (Republic of), Series B, 13.25% 2/9/2033	6,486,600	1,976
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[8]	8,170	685
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,013,400	918
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	140
Czech Republic 1.25% 2/14/2025	CZK1,970	82
Czech Republic 1.95% 7/30/2037	19,010	641
Dominican Republic 8.625% 4/20/2027[6]	USD575	600
Dominican Republic 5.50% 2/22/2029[6]	275	268
Dominican Republic 11.375% 7/6/2029	DOP12,800	233
Dominican Republic 7.05% 2/3/2031[6]	USD150	156
Dominican Republic 13.625% 2/3/2033	DOP9,000	186
Dominican Republic 11.25% 9/15/2035	23,050	424
Dominican Republic 5.875% 1/30/2060	USD1,725	1,471
American Funds Insurance Series — Page 36 of 278

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.875% 1/30/2060[6]	USD280	$239
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR450	403
Egypt (Arab Republic of) 7.625% 5/29/2032	USD200	171
Egypt (Arab Republic of) 8.50% 1/31/2047	400	318
Egypt (Arab Republic of) 8.875% 5/29/2050	755	622
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	384
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[9]	440	323
Gabonese Republic 7.00% 11/24/2031	950	813
Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	586
Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	664
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,321
Honduras (Republic of) 5.625% 6/24/2030	678	604
Honduras (Republic of) 5.625% 6/24/2030[6]	281	250
Hungary (Republic of) 6.25% 9/22/2032[6]	330	344
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF519,260	1,424
India (Republic of) 7.32% 11/13/2030	INR39,150	476
India (Republic of) 6.54% 1/17/2032	81,680	950
India (Republic of) 7.18% 7/24/2037	44,040	532
Indonesia (Republic of) 6.625% 2/17/2037	USD300	340
Indonesia (Republic of) 7.125% 6/15/2038	IDR32,478,000	2,083
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	48,630,000	3,051
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	830
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,753
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	38,157,000	2,388
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR4,280	901
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	7,106	1,647
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	452
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	232
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	1,821	378
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	246
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	957
Mongolia (State of) 4.45% 7/7/2031	300	255
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	258
Mozambique (Republic of) 9.00% 9/15/2031	1,300	1,117
Nigeria (Republic of) 7.625% 11/21/2025[6]	358	358
Nigeria (Republic of) 7.625% 11/21/2025	342	342
Oman (Sultanate of) 6.75% 1/17/2048	285	292
Panama (Republic of) 3.75% 4/17/2026	100	96
Panama (Republic of) 4.50% 4/16/2050	200	135
Panama (Republic of) 6.853% 3/28/2054	590	537
Panama (Republic of) 7.875% 3/1/2057	1,400	1,418
Panama (Republic of) 4.50% 1/19/2063	200	129
Paraguay (Republic of) 4.95% 4/28/2031	320	309
Peru (Republic of) 3.00% 1/15/2034	225	185
Peru (Republic of) 6.55% 3/14/2037	1,070	1,165
Peru (Republic of) 2.78% 12/1/2060	100	58
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	355
Philippines (Republic of) 6.375% 10/23/2034	145	160
Philippines (Republic of) 3.95% 1/20/2040	500	431
Poland (Republic of) 4.875% 10/4/2033	560	553
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN7,680	1,815
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,060	2,361
Qatar (State of) 4.50% 4/23/2028[6]	USD450	450
Romania 2.00% 1/28/2032	EUR1,375	1,182
Romania 2.00% 4/14/2033	300	249
American Funds Insurance Series — Page 37 of 278

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 5.125% 6/15/2048[6]	USD500	$426
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	990	983
Senegal (Republic of) 4.75% 3/13/2028	EUR600	585
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR57,197	2,435
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	100,363	4,231
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	26,540	1,036
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	123,635	4,530
Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	438
Thailand (Kingdom of) 3.45% 6/17/2043	18,658	545
Turkey (Republic of) 12.60% 10/1/2025	TRY40,595	862
Turkey (Republic of) 9.875% 1/15/2028	USD200	221
Turkey (Republic of) 17.30% 7/19/2028	TRY55,650	1,327
Turkey (Republic of) 11.875% 1/15/2030	USD500	624
Ukraine 8.994% 2/1/2026[9]	600	226
Ukraine 7.75% 9/1/2029[9]	2,328	771
Ukraine 9.75% 11/1/2030[9]	900	318
Ukraine 7.375% 9/25/2034[9]	2,180	638
United Mexican States 4.75% 3/8/2044	800	669
United Mexican States 3.75% 4/19/2071	200	128
United Mexican States, Series M, 7.50% 6/3/2027	MXN20,360	1,159
United Mexican States, Series M20, 8.50% 5/31/2029	34,418	2,005
United Mexican States, Series M, 7.75% 5/29/2031	71,890	3,978
United Mexican States, Series M, 7.50% 5/26/2033	63,500	3,403
United Mexican States, Series M, 7.75% 11/23/2034	16,700	899
United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,320
United Mexican States, Series M, 8.00% 7/31/2053	20,070	1,033
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD75	10
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	930	132
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	805	113
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]	800	120
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	180	27
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	230	38
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	65	10
		116,499
Corporate bonds, notes & loans 0.61% Energy 0.15%
Oleoducto Central SA 4.00% 7/14/2027[6]	255	238
Oleoducto Central SA 4.00% 7/14/2027	200	187
Petrobras Global Finance BV 6.85% 6/5/2115	314	292
Petroleos Mexicanos 7.19% 9/12/2024	MXN22,000	1,287
Petroleos Mexicanos 6.49% 1/23/2027	USD2,585	2,440
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	178
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	452
		5,074
Materials 0.11%
Braskem Idesa SAPI 7.45% 11/15/2029	975	798
Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	246
Braskem Netherlands Finance BV 8.50% 1/12/2031	600	623
Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	355	368
CSN Resources SA 8.875% 12/5/2030[6]	400	413
American Funds Insurance Series — Page 38 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[6]	USD230	$209
Sasol Financing USA, LLC 8.75% 5/3/2029[4]	1,100	1,122
		3,779
Financials 0.09%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	714
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6,7]	340	359
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	260
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	554
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]	600	656
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	644
		3,187
Communication services 0.08%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN13,710	824
América Móvil, SAB de CV, 9.50% 1/27/2031	24,000	1,398
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	244
PLDT, Inc. 2.50% 1/23/2031	210	176
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	380	259
		2,901
Utilities 0.08%
Aegea Finance SARL 9.00% 1/20/2031[6]	275	291
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]	275	239
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	412	358
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	490	488
State Grid Europe Development (2014) PLC 3.125% 4/7/2025	1,400	1,370
		2,746
Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	273
Arcos Dorados BV 6.125% 5/27/2029	250	249
Meituan 3.05% 10/28/2030[6]	400	343
MercadoLibre, Inc. 3.125% 1/14/2031	400	335
Sands China, Ltd. 4.625% 6/18/2030	220	202
		1,402
Consumer staples 0.03%
MARB BondCo PLC 3.95% 1/29/2031	520	429
NBM US Holdings, Inc. 7.00% 5/14/2026[4]	200	201
NBM US Holdings, Inc. 6.625% 8/6/2029[4]	420	418
		1,048
Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	335	340
Mexico City Airport Trust 4.25% 10/31/2026	200	194
		534
American Funds Insurance Series — Page 39 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.01%		Principal amount (000)	Value (000)
Rede D’Or Finance SARL 4.50% 1/22/2030		USD480	$435
Total corporate bonds, notes & loans			21,106
Total bonds, notes & other debt instruments (cost: $141,772,000)			137,605
Short-term securities 4.11% Money market investments 3.93%		Shares
Capital Group Central Cash Fund 5.37%[10,11]		1,372,523	137,197
Money market investments purchased with collateral from securities on loan 0.13%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[10,12]		2,294,501	2,295
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[10,12]		2,269,162	2,269
			4,564
Bills & notes of governments & government agencies outside the U.S. 0.05%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	809
Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	54
Nigeria (Republic of) 2/20/2025	17.782	113,775	73
Nigeria (Republic of) 2/25/2025	18.036	346,521	221
Nigeria (Republic of) 3/6/2025	17.801	389,048	246
Nigeria (Republic of) 3/13/2025	17.900	151,700	95
Nigeria (Republic of) 3/27/2025	18.586	221,188	138
			1,636
Total short-term securities (cost: $143,394,000)			143,397
Total investment securities 100.46% (cost: $2,476,877,000)			3,501,919
Other assets less liabilities (0.46)%			(16,148)
Net assets 100.00%			$3,485,771
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	15	7/3/2024	USD3,067	$(5)
10 Year Euro-Bund Futures	Short	9	6/10/2024	(1,295)	(10)
10 Year U.S. Treasury Note Futures	Short	28	6/28/2024	(3,209)	(10)
20 Year U.S. Treasury Bond Futures	Short	2	6/28/2024	(241)	1
					$(24)
American Funds Insurance Series — Page 40 of 278

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	43	IDR	673,485	Standard Chartered Bank	4/5/2024	$1
COP	388,988	USD	98	Citibank	4/8/2024	2
USD	63	CLP	60,786	HSBC Bank	4/8/2024	1
INR	29,977	USD	361	Goldman Sachs	4/8/2024	(2)
BRL	9,160	USD	1,849	JPMorgan Chase	4/8/2024	(25)
EUR	156	USD	170	Morgan Stanley	4/15/2024	(2)
USD	1,793	MXN	30,285	Morgan Stanley	4/15/2024	(24)
USD	1,497	EUR	1,375	HSBC Bank	4/16/2024	12
EUR	370	USD	405	Barclays Bank PLC	4/16/2024	(6)
USD	965	EUR	882	JPMorgan Chase	4/19/2024	12
USD	310	THB	10,960	Goldman Sachs	4/22/2024	10
CZK	13,725	USD	591	Morgan Stanley	4/22/2024	(6)
INR	11,550	USD	139	HSBC Bank	4/24/2024	(1)
USD	3,887	MYR	18,240	Standard Chartered Bank	4/25/2024	60
HUF	479,800	USD	1,315	JPMorgan Chase	4/25/2024	(3)
TRY	21,350	USD	644	Barclays Bank PLC	4/25/2024	(6)
MXN	6,699	USD	399	Morgan Stanley	4/26/2024	3
USD	1,054	CNH	7,653	Citibank	4/26/2024	— [3]
USD	119	EUR	110	Morgan Stanley	4/26/2024	— [3]
PLN	2,919	USD	732	HSBC Bank	4/26/2024	(1)
USD	1,588	ZAR	30,211	HSBC Bank	4/26/2024	(3)
KRW	326,930	USD	249	Citibank	4/29/2024	(6)
CZK	18,535	USD	820	Barclays Bank PLC	6/10/2024	(30)
TRY	20,295	USD	516	Barclays Bank PLC	9/23/2024	(7)
						$(21)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(5)	$—	$(5)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.568657%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2025	BRL6,315	$(2)	$—	$(2)
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	4,534	5	—	5
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	5,311	(25)	—	(25)
11.2144181%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	3,670	22	—	22
American Funds Insurance Series — Page 41 of 278

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/3/2033	BRL1,215	$(10)	$—	$(10)
10.4275%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/3/2033	3,055	(20)	—	(20)
							$(30)	$—	$(30)
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.93%
Money market investments 3.93%
Capital Group Central Cash Fund 5.37%[10]	$135,440	$240,658	$238,866	$29	$(64)	$137,197	$2,600
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$5,258	$5,091	.15%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	1,716	1,309.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	1,113	1,122.03
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	407	418.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	193	201.01
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	468.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	411.01
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	36	.00 [13]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	1	1	.00 [13]
Total		$12,902	$9,057	.26%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $9,057,000, which represented .26% of the net assets of the fund.

[5]	All or a portion of this security was on loan. The total value of all such securities was $6,738,000, which represented .19% of the net assets of the fund.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,076,000, which represented .35% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 3/31/2024.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Amount less than .01%.
American Funds Insurance Series — Page 42 of 278

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
American Funds Insurance Series — Page 43 of 278

Washington Mutual Investors Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 97.16% Information technology 22.19%	Shares	Value (000)
Broadcom, Inc.	561,832	$744,658
Microsoft Corp.	1,751,926	737,070
Intel Corp.	3,502,183	154,691
ASML Holding NV (ADR)	158,214	153,542
Apple, Inc.	641,925	110,077
SAP SE (ADR)	440,386	85,889
Applied Materials, Inc.	376,061	77,555
Oracle Corp.	459,506	57,719
Motorola Solutions, Inc.	149,623	53,113
KLA Corp.	67,086	46,864
Salesforce, Inc.	127,983	38,546
Texas Instruments, Inc.	150,069	26,144
Synopsys, Inc.[1]	44,863	25,639
NVIDIA Corp.	25,362	22,916
QUALCOMM, Inc.	113,667	19,244
NetApp, Inc.	176,098	18,485
ASM International NV (ADR)	28,085	17,188
Cadence Design Systems, Inc.[1]	37,099	11,548
Micron Technology, Inc.	73,428	8,657
Accenture PLC, Class A	17,600	6,100
TE Connectivity, Ltd.	40,839	5,932
Analog Devices, Inc.	27,657	5,470
Ciena Corp.[1]	5,810	287
		2,427,334
Health care 16.18%
Eli Lilly and Co.	403,436	313,857
UnitedHealth Group, Inc.	630,663	311,989
AbbVie, Inc.	973,405	177,257
CVS Health Corp.	1,948,337	155,399
Gilead Sciences, Inc.	1,255,521	91,967
AstraZeneca PLC (ADR)	1,305,153	88,424
Johnson & Johnson	525,862	83,186
Abbott Laboratories	668,149	75,942
Danaher Corp.	271,022	67,680
Merck & Co., Inc.	474,648	62,630
Pfizer, Inc.	2,218,660	61,568
Vertex Pharmaceuticals, Inc.[1]	144,237	60,293
Elevance Health, Inc.	95,515	49,528
Bristol-Myers Squibb Co.	760,127	41,222
Humana, Inc.	83,622	28,993
Novo Nordisk AS, Class B (ADR)	207,324	26,620
Amgen, Inc.	85,286	24,249
Thermo Fisher Scientific, Inc.	37,219	21,632
Molina Healthcare, Inc.[1]	31,097	12,776
American Funds Insurance Series — Page 44 of 278

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Zoetis, Inc., Class A	49,598	$8,392
Regeneron Pharmaceuticals, Inc.[1]	6,826	6,570
		1,770,174
Financials 15.95%
Marsh & McLennan Companies, Inc.	1,276,909	263,018
JPMorgan Chase & Co.	915,335	183,341
CME Group, Inc., Class A	692,769	149,146
BlackRock, Inc.	178,797	149,063
Visa, Inc., Class A	393,857	109,918
Mastercard, Inc., Class A	187,069	90,087
Chubb, Ltd.	342,584	88,774
Wells Fargo & Co.	1,466,966	85,025
KKR & Co., Inc.	758,053	76,245
Blackstone, Inc.	488,640	64,193
Discover Financial Services	397,057	52,050
Capital One Financial Corp.	331,655	49,380
Apollo Asset Management, Inc.	426,283	47,935
S&P Global, Inc.	110,610	47,059
Morgan Stanley	446,476	42,040
Arthur J. Gallagher & Co.	166,085	41,528
Citizens Financial Group, Inc.	921,212	33,431
Intercontinental Exchange, Inc.	180,573	24,816
Aon PLC, Class A	71,745	23,943
Brookfield Asset Management, Ltd., Class A	409,288	17,198
Canadian Imperial Bank of Commerce	302,696	15,353
Carlyle Group, Inc. (The)	287,865	13,504
Nasdaq, Inc.	211,754	13,362
Fidelity National Information Services, Inc.	177,861	13,194
Fifth Third Bancorp	337,336	12,552
Goldman Sachs Group, Inc.	29,888	12,484
Bank of America Corp.	306,789	11,633
PNC Financial Services Group, Inc.	43,525	7,034
Truist Financial Corp.	98,900	3,855
MSCI, Inc.	6,167	3,456
		1,744,617
Industrials 11.45%
Northrop Grumman Corp.	342,633	164,005
Caterpillar, Inc.	397,616	145,698
RTX Corp.	1,104,000	107,673
General Electric Co.	556,963	97,764
Union Pacific Corp.	337,277	82,947
CSX Corp.	2,026,773	75,132
L3Harris Technologies, Inc.	250,319	53,343
Paychex, Inc.	362,285	44,489
Equifax, Inc.	159,919	42,782
Ingersoll-Rand, Inc.	385,455	36,599
Carrier Global Corp.	618,967	35,981
Johnson Controls International PLC	497,971	32,527
ABB, Ltd. (ADR)	685,342	31,772
Boeing Co.[1]	135,694	26,188
PACCAR, Inc.	196,728	24,373
Waste Connections, Inc.	139,356	23,971
Robert Half, Inc.	274,122	21,732
American Funds Insurance Series — Page 45 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Southwest Airlines Co.	645,278	$18,836
Lockheed Martin Corp.	39,677	18,048
FedEx Corp.	61,071	17,695
Deere & Co.	42,130	17,304
BAE Systems PLC (ADR)[2]	232,390	16,116
Veralto Corp.	177,588	15,745
TransUnion	173,786	13,868
Republic Services, Inc.	71,086	13,609
Delta Air Lines, Inc.	272,083	13,025
Waste Management, Inc.	56,915	12,131
Huntington Ingalls Industries, Inc.	36,170	10,542
HEICO Corp.	46,818	8,942
United Parcel Service, Inc., Class B	53,255	7,915
RELX PLC (ADR)	139,135	6,023
Broadridge Financial Solutions, Inc.	29,290	6,000
Honeywell International, Inc.	26,145	5,366
AMETEK, Inc.	21,299	3,896
		1,252,037
Consumer staples 6.91%
Philip Morris International, Inc.	1,915,982	175,542
Constellation Brands, Inc., Class A	322,369	87,607
Keurig Dr Pepper, Inc.	2,703,811	82,926
Target Corp.	370,856	65,720
Altria Group, Inc.	1,361,855	59,404
Procter & Gamble Co.	255,119	41,393
Kraft Heinz Co. (The)	912,354	33,666
Dollar General Corp.	192,400	30,026
Mondelez International, Inc., Class A	357,273	25,009
Sysco Corp.	284,271	23,077
Costco Wholesale Corp.	29,875	21,887
General Mills, Inc.	303,432	21,231
Church & Dwight Co., Inc.	188,508	19,663
British American Tobacco PLC (ADR)	573,545	17,493
Nestlé SA (ADR)	127,701	13,562
Danone (ADR)	882,590	11,430
Reckitt Benckiser Group PLC (ADR)	686,906	7,810
Kimberly-Clark Corp.	55,541	7,184
Kenvue, Inc.	271,195	5,820
Molson Coors Beverage Co., Class B, restricted voting shares	80,588	5,420
		755,870
Consumer discretionary 6.58%
Home Depot, Inc.	550,618	211,217
YUM! Brands, Inc.	849,133	117,732
Darden Restaurants, Inc.	496,104	82,924
General Motors Co.	1,114,011	50,520
NIKE, Inc., Class B	488,377	45,898
Royal Caribbean Cruises, Ltd.[1]	330,040	45,879
Tractor Supply Co.	130,772	34,226
TJX Companies, Inc.	323,602	32,820
Marriott International, Inc., Class A	81,836	20,648
D.R. Horton, Inc.	122,223	20,112
McDonald’s Corp.	58,242	16,421
Chipotle Mexican Grill, Inc.[1]	3,915	11,380
American Funds Insurance Series — Page 46 of 278

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Lennar Corp., Class A	62,894	$10,816
Starbucks Corp.	104,734	9,571
Polaris, Inc.	52,835	5,290
VF Corp.	245,040	3,759
		719,213
Communication services 5.35%
Comcast Corp., Class A	5,746,642	249,117
Alphabet, Inc., Class C1	918,844	139,903
Alphabet, Inc., Class A1	418,750	63,202
Meta Platforms, Inc., Class A	171,212	83,137
Walt Disney Co. (The)	182,822	22,370
Verizon Communications, Inc.	355,425	14,914
Electronic Arts, Inc.	51,819	6,875
Deutsche Telekom AG (ADR)	142,813	3,457
Netflix, Inc.[1]	3,715	2,256
		585,231
Energy 5.12%
Exxon Mobil Corp.	990,686	115,157
Canadian Natural Resources, Ltd.	1,422,342	108,553
Halliburton Co.	2,005,260	79,048
EOG Resources, Inc.	535,163	68,415
Chevron Corp.	433,378	68,361
Schlumberger NV	865,295	47,427
Pioneer Natural Resources Co.	99,515	26,123
TC Energy Corp.	587,689	23,625
ConocoPhillips	109,358	13,919
Baker Hughes Co., Class A	291,194	9,755
		560,383
Utilities 3.45%
Constellation Energy Corp.	751,594	138,932
Sempra	1,027,870	73,832
FirstEnergy Corp.	1,419,181	54,809
Southern Co. (The)	694,501	49,824
CenterPoint Energy, Inc.	555,334	15,822
Public Service Enterprise Group, Inc.	226,899	15,152
Entergy Corp.	123,524	13,054
NextEra Energy, Inc.	132,160	8,446
CMS Energy Corp.	122,148	7,370
		377,241
Materials 2.54%
Linde PLC	172,169	79,942
Celanese Corp.	442,826	76,104
Corteva, Inc.	674,912	38,922
Nucor Corp.	119,279	23,605
Rio Tinto PLC (ADR)	270,710	17,255
LyondellBasell Industries NV	155,020	15,856
Mosaic Co.	362,193	11,757
Freeport-McMoRan, Inc.	226,657	10,657
H.B. Fuller Co.	49,263	3,928
		278,026
American Funds Insurance Series — Page 47 of 278

unaudited
Common stocks (continued) Real estate 1.44%	Shares	Value (000)
Welltower, Inc. REIT	544,049	$50,836
Extra Space Storage, Inc. REIT	344,991	50,714
Prologis, Inc. REIT	223,405	29,092
Equinix, Inc. REIT	27,238	22,480
American Tower Corp. REIT	21,553	4,258
		157,380
Total common stocks (cost: $6,915,891,000)		10,627,506
Convertible stocks 0.03% Financials 0.03%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,443
Total convertible stocks (cost: $2,700,000)		3,443
Short-term securities 3.02% Money market investments 2.88%
Capital Group Central Cash Fund 5.37%[3,4]	3,151,434	315,017
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 5.37%[3,4,5]	106,330	10,629
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[3,5]	3,159,703	3,160
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[3,5]	1,065,383	1,065
		14,854
Total short-term securities (cost: $329,943,000)		329,871
Total investment securities 100.21% (cost: $7,248,534,000)		10,960,820
Other assets less liabilities (0.21)%		(22,999)
Net assets 100.00%		$10,937,821
Investments in affiliates4

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.98%
Money market investments 2.88%
Capital Group Central Cash Fund 5.37%[3]	$329,850	$240,067	$254,805	$1	$(96)	$315,017	$4,117
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 5.37%[3,5]	629	10,000 [6]				10,629	— [7]
Total 2.98%				$1	$(96)	$325,646	$4,117

American Funds Insurance Series — Page 48 of 278

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[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $15,825,000, which represented .14% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 3/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 49 of 278

Capital World Growth and Income Fund®
Investment portfolio
March 31, 2024
unaudited

Common stocks 95.42% Information technology 20.88%	Shares	Value (000)
Broadcom, Inc.	66,618	$88,296
Microsoft Corp.	187,871	79,041
Taiwan Semiconductor Manufacturing Co., Ltd.	2,074,772	50,502
ASML Holding NV	36,450	35,085
Tokyo Electron, Ltd.	63,200	16,520
Apple, Inc.	86,433	14,822
NVIDIA Corp.	14,254	12,879
Capgemini SE	54,330	12,502
Salesforce, Inc.	34,697	10,450
Accenture PLC, Class A	29,666	10,283
EPAM Systems, Inc.[1]	29,490	8,144
Texas Instruments, Inc.	39,098	6,811
Oracle Corp.	41,874	5,260
Shopify, Inc., Class A, subordinate voting shares[1]	63,344	4,888
Samsung Electronics Co., Ltd.	79,231	4,849
MediaTek, Inc.	122,094	4,559
Intel Corp.	102,462	4,526
Micron Technology, Inc.	33,278	3,923
Dell Technologies, Inc., Class C	31,626	3,609
Seagate Technology Holdings PLC	36,560	3,402
Synopsys, Inc.[1]	5,642	3,224
GlobalWafers Co., Ltd.	126,000	2,284
SAP SE	11,663	2,271
Arista Networks, Inc.[1]	7,827	2,270
Applied Materials, Inc.	9,414	1,941
Adobe, Inc.[1]	3,711	1,873
Keyence Corp.	3,700	1,700
Constellation Software, Inc.	613	1,674
Disco Corp.	4,300	1,625
Cognizant Technology Solutions Corp., Class A	18,363	1,346
Advantech Co., Ltd.	95,098	1,200
Fujitsu, Ltd.	70,000	1,151
Infosys, Ltd.	58,334	1,048
International Business Machines Corp.	4,441	848
Delta Electronics, Inc.	74,000	788
Wolfspeed, Inc.[1]	12,732	376
TE Connectivity, Ltd.	970	141
		406,111
Health care 14.26%
Eli Lilly and Co.	46,248	35,979
UnitedHealth Group, Inc.	62,238	30,789
Novo Nordisk AS, Class B	239,362	30,511
Abbott Laboratories	248,132	28,203
Vertex Pharmaceuticals, Inc.[1]	43,810	18,313
AstraZeneca PLC	102,322	13,790
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Common stocks (continued) Health care (continued)	Shares	Value (000)
Stryker Corp.	32,277	$11,551
Thermo Fisher Scientific, Inc.	19,315	11,226
Gilead Sciences, Inc.	141,639	10,375
Sanofi	90,849	8,915
Daiichi Sankyo Co., Ltd.	281,100	8,871
Molina Healthcare, Inc.[1]	20,917	8,593
Takeda Pharmaceutical Co., Ltd.	260,500	7,200
GE HealthCare Technologies, Inc.	65,378	5,944
Novartis AG	60,188	5,831
DexCom, Inc.[1]	40,586	5,629
AbbVie, Inc.	27,670	5,039
Medtronic PLC	32,888	2,866
Insulet Corp.[1]	15,865	2,719
Catalent, Inc.[1]	47,037	2,655
EssilorLuxottica SA	11,157	2,524
Siemens Healthineers AG	39,740	2,432
Centene Corp.[1]	30,335	2,381
Zoetis, Inc., Class A	12,313	2,084
Argenx SE (ADR)[1]	4,350	1,713
Penumbra, Inc.[1]	7,120	1,589
Lonza Group AG	2,498	1,496
Cooper Companies, Inc.	13,424	1,362
Eurofins Scientific SE, non-registered shares	19,671	1,254
Coloplast AS, Class B	8,981	1,211
Regeneron Pharmaceuticals, Inc.[1]	1,241	1,195
CSL, Ltd.	5,103	958
CVS Health Corp.	9,959	794
Pfizer, Inc.	19,546	542
Rede D’Or Sao Luiz SA	100,527	507
agilon health, Inc.[1]	51,498	314
		277,355
Industrials 14.24%
General Electric Co.	158,299	27,786
Airbus SE, non-registered shares	135,132	24,889
Safran SA	66,003	14,957
BAE Systems PLC	840,434	14,315
Carrier Global Corp.	218,872	12,723
Melrose Industries PLC	1,446,658	12,288
Siemens AG	58,303	11,131
Caterpillar, Inc.	28,926	10,599
Recruit Holdings Co., Ltd.	234,650	10,396
RTX Corp.	102,243	9,972
TransDigm Group, Inc.	7,798	9,604
Leonardo SpA	354,889	8,913
Ryanair Holdings PLC (ADR)	57,546	8,378
Deere & Co.	20,136	8,271
Mitsui & Co., Ltd.	174,700	8,201
Bureau Veritas SA	232,345	7,089
Eaton Corp. PLC	22,116	6,915
CSX Corp.	146,358	5,426
Lockheed Martin Corp.	10,982	4,996
Boeing Co.[1]	21,508	4,151
Compagnie de Saint-Gobain SA, non-registered shares	49,965	3,877
Techtronic Industries Co., Ltd.	276,500	3,748
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Common stocks (continued) Industrials (continued)	Shares	Value (000)
AB Volvo, Class B	129,995	$3,523
L3Harris Technologies, Inc.	16,003	3,410
DHL Group	73,530	3,166
International Consolidated Airlines Group SA (CDI)[1]	1,332,992	2,974
Schneider Electric SE	12,244	2,769
Dayforce, Inc.[1]	36,432	2,412
Brenntag SE	27,519	2,318
Weir Group PLC (The)	86,187	2,200
Thales SA	12,370	2,109
ITOCHU Corp.	46,800	1,999
RELX PLC	44,884	1,940
MTU Aero Engines AG	7,528	1,910
Waste Connections, Inc.	10,782	1,855
Bunzl PLC	44,896	1,727
Northrop Grumman Corp.	3,520	1,685
Fortive Corp.	18,594	1,600
ASSA ABLOY AB, Class B	51,873	1,488
SMC Corp.	2,500	1,401
Larsen & Toubro, Ltd.	30,288	1,367
Rentokil Initial PLC	222,930	1,327
Adecco Group AG	29,714	1,175
Kingspan Group PLC	12,412	1,131
Astra International Tbk PT	3,454,900	1,122
SS&C Technologies Holdings, Inc.	16,252	1,046
SECOM Co., Ltd.	10,900	789
		277,068
Financials 10.10%
Zurich Insurance Group AG	30,702	16,555
ING Groep NV	750,490	12,344
Chubb, Ltd.	43,734	11,333
Mastercard, Inc., Class A	20,702	9,969
JPMorgan Chase & Co.	45,966	9,207
Banco Bilbao Vizcaya Argentaria, SA	636,627	7,583
Blackstone, Inc.	53,885	7,079
AIA Group, Ltd.	968,399	6,502
B3 SA - Brasil, Bolsa, Balcao	2,507,388	5,994
HSBC Holdings PLC	716,702	5,599
AXA SA	148,550	5,580
HDFC Life Insurance Co., Ltd.	633,516	4,811
Axis Bank, Ltd.	379,876	4,770
Aon PLC, Class A	13,554	4,523
KKR & Co., Inc.	44,747	4,501
Capital One Financial Corp.	27,250	4,057
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,499	3,772
HDFC Bank, Ltd.	183,622	3,188
HDFC Bank, Ltd. (ADR)	8,872	496
Arthur J. Gallagher & Co.	13,676	3,420
Bank Rakyat Indonesia (Persero) Tbk PT	8,750,600	3,339
Ping An Insurance (Group) Company of China, Ltd., Class H	756,500	3,194
Ping An Insurance (Group) Company of China, Ltd., Class A	18,400	104
Apollo Asset Management, Inc.	29,330	3,298
Discover Financial Services	25,029	3,281
Blue Owl Capital, Inc., Class A	165,971	3,130
Postal Savings Bank of China Co., Ltd., Class H	5,989,383	3,130
American Funds Insurance Series — Page 52 of 278

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Common stocks (continued) Financials (continued)	Shares	Value (000)
Kotak Mahindra Bank, Ltd.	143,815	$3,079
Great-West Lifeco, Inc.	91,872	2,938
Wells Fargo & Co.	45,686	2,648
Israel Discount Bank, Ltd., Class A	454,371	2,405
Münchener Rückversicherungs-Gesellschaft AG	4,875	2,379
BNP Paribas SA	32,823	2,332
XP, Inc., Class A	88,940	2,282
FinecoBank SpA	141,544	2,120
Bank Central Asia Tbk PT	3,216,100	2,044
S&P Global, Inc.	4,732	2,013
Macquarie Group, Ltd.	15,393	2,003
Visa, Inc., Class A	6,874	1,918
National Bank of Canada	22,570	1,901
American International Group, Inc.	24,248	1,895
Bank Mandiri (Persero) Tbk PT	3,800,100	1,738
Power Corporation of Canada, subordinate voting shares	52,836	1,481
MSCI, Inc.	2,543	1,425
Marsh & McLennan Companies, Inc.	6,884	1,418
Brookfield Asset Management, Ltd., Class A (CAD denominated)	28,595	1,201
Citigroup, Inc.	18,090	1,144
Aegon, Ltd.	177,180	1,080
KBC Groep NV	11,867	889
Goldman Sachs Group, Inc.	1,974	825
Bajaj Finance, Ltd.	7,541	655
Jio Financial Services, Ltd.[1]	102,255	434
Svenska Handelsbanken AB, Class A	41,523	420
DNB Bank ASA	21,180	420
Erste Group Bank AG	7,455	332
China Merchants Bank Co., Ltd., Class H	58,403	231
Sberbank of Russia PJSC[2]	3,196,952	— [3]
		196,409
Consumer discretionary 9.84%
Home Depot, Inc.	77,485	29,723
LVMH Moët Hennessy-Louis Vuitton SE	27,261	24,519
Amazon.com, Inc.[1]	125,023	22,552
Booking Holdings, Inc.	2,589	9,393
Trip.com Group, Ltd. (ADR)[1]	206,275	9,053
Industria de Diseño Textil, SA	175,950	8,859
Restaurant Brands International, Inc.	71,199	5,657
Restaurant Brands International, Inc. (CAD denominated)	39,823	3,162
Flutter Entertainment PLC[1]	42,084	8,311
Chipotle Mexican Grill, Inc.[1]	2,339	6,799
Marriott International, Inc., Class A	25,977	6,554
Compagnie Financière Richemont SA, Class A	38,557	5,879
NEXT PLC	49,959	5,821
YUM! Brands, Inc.	32,551	4,513
Stellantis NV	127,173	3,612
Evolution AB	26,843	3,337
General Motors Co.	67,171	3,046
InterContinental Hotels Group PLC	29,119	3,029
Sands China, Ltd.[1]	979,600	2,760
Shimano, Inc.	18,100	2,732
Moncler SpA	35,808	2,672
MercadoLibre, Inc.[1]	1,521	2,300
American Funds Insurance Series — Page 53 of 278

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Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Pan Pacific International Holdings Corp.	85,000	$2,270
Royal Caribbean Cruises, Ltd.[1]	15,147	2,106
Darden Restaurants, Inc.	12,580	2,103
Kering SA	4,831	1,909
adidas AG	7,091	1,584
Tesla, Inc.[1]	7,945	1,397
Las Vegas Sands Corp.	21,493	1,111
Aristocrat Leisure, Ltd.	36,903	1,034
B&M European Value Retail SA	147,602	1,017
Wynn Macau, Ltd.[4]	826,400	738
Dowlais Group PLC	648,723	639
Ferrari NV (EUR denominated)	1,301	567
Sony Group Corp.	6,200	532
Entain PLC	10,840	109
		191,399
Consumer staples 6.38%
Philip Morris International, Inc.	312,882	28,666
Nestlé SA	124,829	13,253
Kroger Co.	157,275	8,985
Imperial Brands PLC	340,897	7,616
Seven & i Holdings Co., Ltd.	504,940	7,358
Ajinomoto Co., Inc.	162,000	6,057
Bunge Global SA	49,934	5,119
Ocado Group PLC[1]	817,690	4,697
Kweichow Moutai Co., Ltd., Class A	19,200	4,524
British American Tobacco PLC	144,145	4,377
Danone SA	63,685	4,115
Keurig Dr Pepper, Inc.	127,136	3,899
Constellation Brands, Inc., Class A	13,364	3,632
Sysco Corp.	42,308	3,435
Arca Continental, SAB de CV	282,079	3,079
Treasury Wine Estates, Ltd.	343,961	2,791
ITC, Ltd.	541,164	2,779
JBS SA	533,566	2,287
Kao Corp.	49,300	1,836
Suntory Beverage & Food, Ltd.	38,200	1,272
Mondelez International, Inc., Class A	16,148	1,130
Wilmar International, Ltd.	388,100	986
Costco Wholesale Corp.	1,240	909
Dollar Tree Stores, Inc.[1]	5,948	792
Altria Group, Inc.	11,175	487
		124,081
Communication services 6.02%
Alphabet, Inc., Class C1	130,786	19,914
Alphabet, Inc., Class A1	72,789	10,986
Meta Platforms, Inc., Class A	43,976	21,354
Publicis Groupe SA	115,720	12,616
Netflix, Inc.[1]	15,436	9,375
Universal Music Group NV	219,396	6,599
NetEase, Inc.	316,200	6,577
Comcast Corp., Class A	139,008	6,026
Bharti Airtel, Ltd.	352,336	5,190
Bharti Airtel, Ltd., interim shares	13,994	138
American Funds Insurance Series — Page 54 of 278

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Common stocks (continued) Communication services (continued)	Shares	Value (000)
SoftBank Corp.	329,385	$4,245
Deutsche Telekom AG	143,975	3,495
Take-Two Interactive Software, Inc.[1]	22,220	3,299
Singapore Telecommunications, Ltd.	1,488,500	2,789
Omnicom Group, Inc.	19,663	1,903
Nippon Telegraph and Telephone Corp.	1,142,900	1,357
Tencent Holdings, Ltd.	34,300	1,331
		117,194
Materials 5.80%
Fortescue, Ltd.	959,964	16,077
Freeport-McMoRan, Inc.	329,870	15,510
Glencore PLC	2,818,828	15,487
Air Products and Chemicals, Inc.	38,381	9,299
Vale SA, ordinary nominative shares	594,019	7,205
Vale SA (ADR), ordinary nominative shares	163,024	1,987
Rio Tinto PLC	107,901	6,832
Linde PLC	11,519	5,348
Air Liquide SA	13,989	2,910
Air Liquide SA, bonus shares	6,397	1,331
First Quantum Minerals, Ltd.	387,391	4,164
Ivanhoe Mines, Ltd., Class A1	312,212	3,725
Heidelberg Materials AG, non-registered shares	28,282	3,111
BHP Group, Ltd. (CDI)	107,296	3,081
Albemarle Corp.	23,323	3,073
Celanese Corp.	15,156	2,605
Shin-Etsu Chemical Co., Ltd.	58,100	2,527
Smurfit Kappa Group PLC	48,668	2,219
Barrick Gold Corp. (CAD denominated)	109,961	1,829
Akzo Nobel NV	21,947	1,638
Lundin Mining Corp.	106,116	1,086
Antofagasta PLC	39,354	1,013
Evonik Industries AG	36,190	715
		112,772
Energy 5.42%
Canadian Natural Resources, Ltd. (CAD denominated)	399,023	30,439
EOG Resources, Inc.	97,718	12,492
TC Energy Corp. (CAD denominated)[4]	242,031	9,727
Cenovus Energy, Inc. (CAD denominated)	432,654	8,650
Cameco Corp. (CAD denominated)	137,679	5,961
Cameco Corp.[4]	41,372	1,792
Tourmaline Oil Corp.	118,727	5,551
Shell PLC (GBP denominated)	145,157	4,809
Reliance Industries, Ltd.	98,490	3,509
BP PLC	545,787	3,415
TotalEnergies SE	48,330	3,309
ConocoPhillips	23,825	3,033
Suncor Energy, Inc.	73,457	2,711
Neste OYJ	94,722	2,565
Baker Hughes Co., Class A	68,847	2,306
Schlumberger NV	40,194	2,203
MEG Energy Corp.[1]	69,541	1,597
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Common stocks (continued) Energy (continued)	Shares	Value (000)
Aker BP ASA	53,967	$1,341
Gazprom PJSC[1,2]	2,248,304	— [3]
		105,410
Utilities 2.12%
Constellation Energy Corp.	31,759	5,871
DTE Energy Co.	47,424	5,318
E.ON SE	379,744	5,279
Engie SA	255,186	4,270
Edison International	46,671	3,301
Iberdrola, SA, non-registered shares	232,420	2,882
China Resources Gas Group, Ltd.	830,832	2,648
Dominion Energy, Inc.	44,838	2,206
Duke Energy Corp.	19,966	1,931
FirstEnergy Corp.	49,207	1,900
NextEra Energy, Inc.	20,399	1,304
AES Corp.	72,241	1,295
National Grid PLC	86,726	1,167
ENN Energy Holdings, Ltd.	129,042	994
Public Service Enterprise Group, Inc.	13,054	872
		41,238
Real estate 0.36%
Prologis, Inc. REIT	12,837	1,671
Iron Mountain, Inc. REIT	16,890	1,355
American Tower Corp. REIT	6,771	1,338
Longfor Group Holdings, Ltd.	725,238	1,025
China Resources Mixc Lifestyle Services, Ltd.	264,000	835
Mitsui Fudosan Co., Ltd.	70,200	764
		6,988
Total common stocks (cost: $1,156,551,000)		1,856,025
Preferred securities 0.07% Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	9,103	906
Health care 0.02%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	389
Total preferred securities (cost: $1,708,000)		1,295
Convertible stocks 0.14% Materials 0.14%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	47,000	2,773
Total convertible stocks (cost: $2,355,000)		2,773
American Funds Insurance Series — Page 56 of 278

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Bonds, notes & other debt instruments 0.21% Corporate bonds, notes & loans 0.21% Health care 0.14%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	USD1,600	$1,600
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,100	1,029
		2,629
Consumer discretionary 0.03%
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	386
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	160
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	134
		680
Financials 0.03%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	496
Energy 0.01%
TransCanada Pipelines, Ltd. 5.10% 3/15/2049	210	195
Total corporate bonds, notes & loans		4,000
Total bonds, notes & other debt instruments (cost: $4,139,000)		4,000
Short-term securities 4.26% Money market investments 3.78%	Shares
Capital Group Central Cash Fund 5.37%[7,8]	735,187	73,489
Money market investments purchased with collateral from securities on loan 0.48%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	4,665,600	4,666
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[7,9]	4,649,760	4,650
		9,316
Total short-term securities (cost: $82,835,000)		82,805
Total investment securities 100.10% (cost: $1,247,588,000)		1,946,898
Other assets less liabilities (0.10)%		(1,904)
Net assets 100.00%		$1,944,994
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.78%
Money market investments 3.78%
Capital Group Central Cash Fund 5.37%[7]	$44,944	$81,317	$52,746	$— [3]	$(26)	$73,489	$854

American Funds Insurance Series — Page 57 of 278

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $10,199,000, which represented .52% of the net assets of the fund.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $680,000, which represented
.03% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 3/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 58 of 278

Growth-Income Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 96.52% Information technology 23.77%	Shares	Value (000)
Microsoft Corp.	7,521,222	$3,164,329
Broadcom, Inc.	1,821,008	2,413,582
NVIDIA Corp.	509,983	460,800
Apple, Inc.	2,301,919	394,733
Salesforce, Inc.	1,154,150	347,607
Accenture PLC, Class A	846,749	293,492
Taiwan Semiconductor Manufacturing Co., Ltd.	11,073,000	269,529
Texas Instruments, Inc.	1,394,573	242,949
Intel Corp.	5,348,658	236,250
Applied Materials, Inc.	1,140,796	235,266
Micron Technology, Inc.	1,562,000	184,144
ServiceNow, Inc.[1]	232,058	176,921
Seagate Technology Holdings PLC	1,588,555	147,815
SK hynix, Inc.	858,292	116,670
ASML Holding NV	59,068	56,856
ASML Holding NV (ADR)	48,517	47,084
Adobe, Inc.[1]	173,197	87,395
Samsung Electronics Co., Ltd.	1,375,000	84,160
KLA Corp.	116,000	81,034
Analog Devices, Inc.	398,402	78,800
NICE, Ltd. (ADR)[1]	268,192	69,896
MKS Instruments, Inc.	481,000	63,973
EPAM Systems, Inc.[1]	229,081	63,263
Cognizant Technology Solutions Corp., Class A	682,850	50,046
Arista Networks, Inc.[1]	165,707	48,052
Datadog, Inc., Class A1	365,800	45,213
QUALCOMM, Inc.	225,964	38,256
Palo Alto Networks, Inc.[1]	104,080	29,572
Snowflake, Inc., Class A1	108,997	17,614
		9,545,301
Industrials 16.05%
General Electric Co.	5,491,819	963,979
RTX Corp.	6,865,897	669,631
TransDigm Group, Inc.	339,221	417,785
Airbus SE, non-registered shares	1,921,964	353,990
Carrier Global Corp.	5,347,121	310,828
Northrop Grumman Corp.	597,300	285,904
General Dynamics Corp.	848,975	239,827
Waste Connections, Inc.	1,354,304	232,954
GFL Environmental, Inc., subordinate voting shares	6,473,235	223,327
Safran SA	983,104	222,784
Automatic Data Processing, Inc.	830,713	207,462
Equifax, Inc.	712,542	190,619
Lincoln Electric Holdings, Inc.	675,747	172,613
ITT, Inc.	1,244,379	169,273
American Funds Insurance Series — Page 59 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TFI International, Inc.	948,543	$151,255
Woodward, Inc.	911,690	140,510
Waste Management, Inc.	644,370	137,347
United Rentals, Inc.	183,000	131,963
Boeing Co.[1]	664,448	128,232
Old Dominion Freight Line, Inc.	490,974	107,675
Union Pacific Corp.	398,000	97,880
United Airlines Holdings, Inc.[1]	1,946,966	93,221
L3Harris Technologies, Inc.	381,989	81,402
CSX Corp.	2,055,877	76,211
Delta Air Lines, Inc.	1,415,000	67,736
XPO, Inc.[1]	502,086	61,269
Concentrix Corp.	904,367	59,887
Paychex, Inc.	480,458	59,000
Rolls-Royce Holdings PLC[1]	10,940,914	58,923
Ingersoll-Rand, Inc.	586,065	55,647
Canadian National Railway Co. (CAD denominated)	336,213	44,273
Honeywell International, Inc.	211,376	43,385
FedEx Corp.	134,589	38,996
APi Group Corp.[1]	904,991	35,539
Dayforce, Inc.[1]	520,364	34,453
TransUnion	364,970	29,125
Willscot Mobile Mini Holdings Corp., Class A1	555,185	25,816
TELUS International (Cda), Inc., subordinate voting shares[1,2]	2,941,876	24,888
Recruit Holdings Co., Ltd.	22,700	1,006
		6,446,615
Health care 12.60%
Abbott Laboratories	6,854,314	779,061
UnitedHealth Group, Inc.	1,388,852	687,065
AbbVie, Inc.	3,366,224	612,989
Eli Lilly and Co.	653,762	508,601
GE HealthCare Technologies, Inc.	4,153,387	377,584
Danaher Corp.	1,077,777	269,142
Novo Nordisk AS, Class B	2,021,393	257,665
Thermo Fisher Scientific, Inc.	401,766	233,510
Vertex Pharmaceuticals, Inc.[1]	451,755	188,838
Regeneron Pharmaceuticals, Inc.[1]	133,195	128,199
Bristol-Myers Squibb Co.	2,319,278	125,774
IQVIA Holdings, Inc.[1]	488,809	123,615
Sanofi	940,395	92,283
Revvity, Inc.	732,561	76,919
Takeda Pharmaceutical Co., Ltd.	2,667,554	73,729
Amgen, Inc.	248,319	70,602
Cencora, Inc.	259,801	63,129
AstraZeneca PLC (ADR)	721,200	48,862
AstraZeneca PLC	42,384	5,712
DexCom, Inc.[1]	390,182	54,118
Johnson & Johnson	335,153	53,018
Gilead Sciences, Inc.	671,474	49,185
Insulet Corp.[1]	262,870	45,056
Stryker Corp.	88,090	31,525
Medtronic PLC	352,434	30,715
CVS Health Corp.	370,658	29,564
Elevance Health, Inc.	34,263	17,767
American Funds Insurance Series — Page 60 of 278

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Tandem Diabetes Care, Inc.[1]	462,699	$16,384
BioMarin Pharmaceutical, Inc.[1]	59,780	5,221
Vir Biotechnology, Inc.[1]	258,400	2,618
		5,058,450
Financials 11.75%
Mastercard, Inc., Class A	1,651,049	795,096
JPMorgan Chase & Co.	3,280,941	657,172
Visa, Inc., Class A	1,316,170	367,317
Marsh & McLennan Companies, Inc.	1,782,164	367,090
Arthur J. Gallagher & Co.	1,280,242	320,112
BlackRock, Inc.	252,919	210,859
Wells Fargo & Co.	3,626,295	210,180
KKR & Co., Inc.	2,047,409	205,928
Capital One Financial Corp.	1,190,359	177,233
Global Payments, Inc.	973,628	130,135
B3 SA - Brasil, Bolsa, Balcao	51,503,074	123,125
Aon PLC, Class A	341,878	114,091
Blue Owl Capital, Inc., Class A	4,749,165	89,569
Fidelity National Information Services, Inc.	1,138,012	84,418
PNC Financial Services Group, Inc.	520,903	84,178
State Street Corp.	1,077,260	83,294
S&P Global, Inc.	174,762	74,352
Corpay, Inc.[1]	231,844	71,533
Morgan Stanley	750,000	70,620
Chubb, Ltd.	249,642	64,690
TPG, Inc., Class A	1,347,552	60,236
Berkshire Hathaway, Inc., Class B1	135,000	56,770
American International Group, Inc.	704,000	55,032
Power Corporation of Canada, subordinate voting shares[2]	1,690,000	47,386
Progressive Corp.	215,725	44,616
Webster Financial Corp.	877,623	44,557
First Citizens BancShares, Inc., Class A	20,730	33,893
MSCI, Inc.	56,263	31,533
Toast, Inc., Class A1	960,000	23,923
Truist Financial Corp.	474,800	18,508
CME Group, Inc., Class A	5,500	1,184
		4,718,630
Communication services 9.55%
Alphabet, Inc., Class C1	6,341,618	965,575
Alphabet, Inc., Class A1	5,032,544	759,562
Meta Platforms, Inc., Class A	2,985,233	1,449,569
Netflix, Inc.[1]	414,038	251,458
Comcast Corp., Class A	5,336,356	231,331
Charter Communications, Inc., Class A1	372,695	108,316
T-Mobile US, Inc.	268,821	43,877
Take-Two Interactive Software, Inc.[1]	178,984	26,577
		3,836,265
Consumer discretionary 8.44%
Amazon.com, Inc.[1]	6,146,972	1,108,791
Royal Caribbean Cruises, Ltd.[1]	1,838,026	255,504
Hilton Worldwide Holdings, Inc.	1,177,320	251,134
Home Depot, Inc.	415,393	159,345
American Funds Insurance Series — Page 61 of 278

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Restaurant Brands International, Inc.	1,992,541	$158,307
InterContinental Hotels Group PLC	1,396,700	145,294
Churchill Downs, Inc.	1,118,791	138,450
Marriott International, Inc., Class A	529,000	133,472
Burlington Stores, Inc.[1]	498,295	115,699
Tapestry, Inc.	2,270,405	107,799
Wyndham Hotels & Resorts, Inc.	1,322,000	101,464
Chipotle Mexican Grill, Inc.[1]	33,155	96,374
Sony Group Corp.	1,045,100	89,646
Hasbro, Inc.	1,275,621	72,098
YUM! Brands, Inc.	496,402	68,826
Entain PLC	5,237,408	52,711
Tesla, Inc.[1]	284,057	49,934
Darden Restaurants, Inc.	296,000	49,476
McDonald’s Corp.	148,478	41,863
Kering SA	101,695	40,194
LVMH Moët Hennessy-Louis Vuitton SE	44,522	40,045
TJX Companies, Inc.	328,670	33,334
Tractor Supply Co.	99,068	25,928
D.R. Horton, Inc.	130,645	21,498
General Motors Co.	459,268	20,828
NIKE, Inc., Class B	131,000	12,311
		3,390,325
Consumer staples 4.35%
Philip Morris International, Inc.	6,055,558	554,810
British American Tobacco PLC	8,914,932	270,723
Molson Coors Beverage Co., Class B, restricted voting shares	2,258,633	151,893
Constellation Brands, Inc., Class A	558,601	151,805
Dollar Tree Stores, Inc.[1]	1,105,278	147,168
Mondelez International, Inc., Class A	1,359,673	95,177
Anheuser-Busch InBev SA/NV	1,300,100	79,191
Church & Dwight Co., Inc.	752,581	78,502
General Mills, Inc.	1,002,985	70,179
Dollar General Corp.	347,217	54,187
Keurig Dr Pepper, Inc.	1,019,386	31,265
Kraft Heinz Co. (The)	694,940	25,643
Imperial Brands PLC	841,115	18,790
Monster Beverage Corp.[1]	304,620	18,058
		1,747,391
Energy 3.17%
Chevron Corp.	2,053,300	323,888
Canadian Natural Resources, Ltd. (CAD denominated)	3,393,801	258,892
ConocoPhillips	1,805,212	229,767
TC Energy Corp.	1,909,381	76,757
TC Energy Corp. (CAD denominated)[2]	1,886,151	75,805
Exxon Mobil Corp.	1,046,396	121,633
EOG Resources, Inc.	620,310	79,301
Baker Hughes Co., Class A	2,073,769	69,471
Cheniere Energy, Inc.	238,735	38,503
		1,274,017
American Funds Insurance Series — Page 62 of 278

unaudited
Common stocks (continued) Materials 2.92%	Shares	Value (000)
Linde PLC	834,364	$387,412
Celanese Corp.	1,186,264	203,871
Eastman Chemical Co.	1,175,588	117,817
Corteva, Inc.	2,003,258	115,528
Freeport-McMoRan, Inc.	2,378,626	111,843
LyondellBasell Industries NV	579,974	59,320
Vale SA (ADR), ordinary nominative shares	4,804,026	58,561
Air Products and Chemicals, Inc.	190,051	46,044
Barrick Gold Corp.	2,373,000	39,487
ATI, Inc.[1]	642,567	32,880
		1,172,763
Utilities 2.85%
Constellation Energy Corp.	1,343,862	248,413
PG&E Corp.	12,314,369	206,389
Edison International	2,689,330	190,216
DTE Energy Co.	1,088,879	122,107
Sempra	1,460,000	104,872
Engie SA	5,237,367	87,637
CenterPoint Energy, Inc.	2,386,864	68,002
Entergy Corp.	396,825	41,936
AES Corp.	2,182,882	39,139
NextEra Energy, Inc.	564,975	36,107
		1,144,818
Real estate 1.07%
VICI Properties, Inc. REIT	6,915,990	206,027
Equinix, Inc. REIT	175,168	144,572
Welltower, Inc. REIT	860,222	80,379
		430,978
Total common stocks (cost: $19,501,601,000)		38,765,553
Convertible stocks 0.06% Utilities 0.06%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	617,200	24,028
Total convertible stocks (cost: $30,089,000)		24,028
Bonds, notes & other debt instruments 0.01% Corporate bonds, notes & loans 0.01% Industrials 0.01%	Principal amount (000)
Boeing Co. 4.875% 5/1/2025	USD4,706	4,654
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	160	158
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	825
		983
Total corporate bonds, notes & loans		5,637
Total bonds, notes & other debt instruments (cost: $5,638,000)		5,637
American Funds Insurance Series — Page 63 of 278

unaudited
Short-term securities 3.56% Money market investments 3.22%	Shares	Value (000)
Capital Group Central Cash Fund 5.37%[3,4]	12,944,723	$1,293,954
Money market investments purchased with collateral from securities on loan 0.34%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[3,5]	63,119,835	63,120
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[3,5]	62,028,963	62,029
Capital Group Central Cash Fund 5.37%[3,4,5]	100,040	10,000
		135,149
Total short-term securities (cost: $1,429,408,000)		1,429,103
Total investment securities 100.15% (cost: $20,966,736,000)		40,224,321
Other assets less liabilities (0.15)%		(62,090)
Net assets 100.00%		$40,162,231
Investments in affiliates4

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.25%
Money market investments 3.22%
Capital Group Central Cash Fund 5.37%[3]	$1,430,798	$1,102,206	$1,238,662	$78	$(466)	$1,293,954	$17,421
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.37%[3,5]	—	10,000 [6]				10,000	— [7]
Total 3.25%				$78	$(466)	$1,303,954	$17,421

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $142,188,000, which represented .35% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 3/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 64 of 278

International Growth and Income Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 95.43% Financials 18.11%	Shares	Value (000)
AXA SA	144,408	$5,424
Zurich Insurance Group AG	6,529	3,521
Edenred SA	50,036	2,670
Resona Holdings, Inc.	401,400	2,520
Tokio Marine Holdings, Inc.	78,300	2,433
AIA Group, Ltd.	333,800	2,241
Ping An Insurance (Group) Company of China, Ltd., Class H	530,500	2,240
Société Générale	79,955	2,140
UniCredit SpA	56,020	2,126
KB Financial Group, Inc.	39,220	2,025
Hiscox, Ltd.	127,400	1,994
HDFC Bank, Ltd.	104,255	1,810
Hana Financial Group, Inc.	41,308	1,771
Deutsche Bank AG	103,879	1,634
Euronext NV	16,525	1,572
HSBC Holdings PLC	195,054	1,524
Skandinaviska Enskilda Banken AB, Class A	112,345	1,521
Tryg A/S	72,231	1,486
Banco Santander, SA	296,726	1,447
Grupo Financiero Banorte, SAB de CV, Series O	130,866	1,388
DNB Bank ASA	68,715	1,361
Banco Bilbao Vizcaya Argentaria, SA	107,538	1,281
XP, Inc., Class A	47,005	1,206
Bank Mandiri (Persero) Tbk PT	2,469,916	1,129
Bank Hapoalim BM	114,194	1,087
Aon PLC, Class A	2,881	961
London Stock Exchange Group PLC	7,784	932
Prudential PLC	89,189	836
DBS Group Holdings, Ltd.	30,595	816
Kotak Mahindra Bank, Ltd.	33,378	715
Royal Bank of Canada	6,937	700
HDFC Life Insurance Co., Ltd.	79,609	605
3i Group PLC	16,218	575
United Overseas Bank, Ltd.	25,400	551
Dai-ichi Life Holdings, Inc.	20,900	532
Mediobanca SpA	35,646	531
NatWest Group PLC	149,667	502
Brookfield Corp., Class A (CAD denominated)	11,454	479
ICICI Bank, Ltd. (ADR)	17,142	453
Canara Bank	62,228	434
Macquarie Group, Ltd.	3,327	433
Intesa Sanpaolo SpA	111,815	406
B3 SA - Brasil, Bolsa, Balcao	153,280	366
Bank Rakyat Indonesia (Persero) Tbk PT	912,500	348
Discovery, Ltd.	49,366	314
Hang Seng Bank, Ltd.	24,000	263
American Funds Insurance Series — Page 65 of 278

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banca Generali SpA	5,868	$233
ABN AMRO Bank NV	11,559	198
CaixaBank, SA, non-registered shares	39,917	194
Hong Kong Exchanges and Clearing, Ltd.	5,900	172
AU Small Finance Bank, Ltd.	12,289	83
Sberbank of Russia PJSC[1]	476,388	— [2]
Moscow Exchange MICEX-RTS PJSC[1]	346,177	— [2]
		62,183
Industrials 15.30%
Airbus SE, non-registered shares	41,587	7,659
BAE Systems PLC	325,894	5,551
Ryanair Holdings PLC (ADR)	19,543	2,845
ABB, Ltd.	57,454	2,669
SMC Corp.	4,400	2,466
CCR SA, ordinary nominative shares	819,714	2,259
Rheinmetall AG, non-registered shares	3,629	2,040
TFI International, Inc.	8,087	1,289
TFI International, Inc. (CAD denominated)	4,376	698
Safran SA	8,116	1,839
RELX PLC	40,453	1,748
Mitsui & Co., Ltd.	31,300	1,469
Thales SA	8,352	1,424
Alliance Global Group, Inc.	7,691,300	1,390
Siemens AG	5,818	1,111
Diploma PLC	20,885	981
Pluxee NV3	32,954	974
Fluidra, SA, non-registered shares	40,018	946
Canadian National Railway Co. (CAD denominated)	7,167	944
Epiroc AB, Class B	33,060	560
Epiroc AB, Class A	19,194	361
ASSA ABLOY AB, Class B	30,026	861
Caterpillar, Inc.	2,250	824
DSV A/S	4,453	723
AB Volvo, Class B	23,950	649
LIXIL Corp.	50,400	625
Hitachi, Ltd.	6,800	625
Bunzl PLC	15,283	588
ITOCHU Corp.	12,800	547
BELIMO Holding AG	1,066	523
SITC International Holdings Co., Ltd.	250,659	458
Techtronic Industries Co., Ltd.	33,592	455
Interpump Group SpA	8,775	428
Komatsu, Ltd.	14,200	415
Adecco Group AG	10,196	403
Melrose Industries PLC	45,397	386
Contemporary Amperex Technology Co., Ltd., Class A	14,400	379
IMCD NV	1,944	343
Copa Holdings, SA, Class A	3,183	331
Jiangsu Hengli Hydraulic Co., Ltd., Class A	45,700	317
Daikin Industries, Ltd.	2,000	272
Wizz Air Holdings PLC[3]	9,162	248
International Container Terminal Services, Inc.	40,750	230
Shenzhen Inovance Technology Co., Ltd., Class A	22,300	189
VAT Group AG	324	168
American Funds Insurance Series — Page 66 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
InPost SA3	10,756	$166
Aalberts NV, non-registered shares	2,901	140
		52,516
Information technology 14.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	465,000	11,319
ASML Holding NV	8,805	8,475
MediaTek, Inc.	153,000	5,713
Broadcom, Inc.	3,024	4,008
Samsung Electronics Co., Ltd.	60,271	3,689
Tokyo Electron, Ltd.	11,300	2,954
SAP SE	11,500	2,239
Sage Group PLC (The)	102,577	1,638
Capgemini SE	7,022	1,616
Keyence Corp.	2,600	1,194
ASM International NV	1,836	1,121
E Ink Holdings, Inc.	115,000	823
ASMPT, Ltd.	64,100	806
Nokia Corp.	204,201	725
Fujitsu, Ltd.	34,000	559
Halma PLC	15,350	459
Kingdee International Software Group Co., Ltd.[3]	355,295	401
eMemory Technology, Inc.	3,000	233
Nomura Research Institute, Ltd.	5,300	149
		48,121
Consumer discretionary 10.07%
Industria de Diseño Textil, SA	76,012	3,827
Renault SA	73,440	3,708
LVMH Moët Hennessy-Louis Vuitton SE	3,541	3,185
Evolution AB	20,640	2,566
InterContinental Hotels Group PLC	22,846	2,377
Trip.com Group, Ltd. (ADR)[3]	38,795	1,702
Trip.com Group, Ltd.[3]	9,700	428
Restaurant Brands International, Inc. (CAD denominated)	24,858	1,974
MGM China Holdings, Ltd.	1,138,000	1,902
Midea Group Co., Ltd., Class A	168,800	1,500
B&M European Value Retail SA	192,202	1,324
Prosus NV, Class N	41,108	1,289
Wynn Macau, Ltd.	1,148,800	1,026
Bajaj Auto, Ltd.	8,158	895
Galaxy Entertainment Group, Ltd.	163,361	820
Nitori Holdings Co., Ltd.	4,500	701
Valeo SA, non-registered shares	49,098	614
Paltac Corp.	21,500	584
D’Ieteren Group	2,557	567
Sands China, Ltd.[3]	182,372	514
Amadeus IT Group SA, Class A, non-registered shares	7,139	458
Stellantis NV	15,302	435
Compagnie Financière Richemont SA, Class A	2,800	427
China Tourism Group Duty Free Corp., Ltd., Class A	18,300	216
China Tourism Group Duty Free Corp., Ltd., Class H4	14,300	143
Entain PLC	33,500	337
H World Group, Ltd. (ADR)	7,299	282
adidas AG	852	190
American Funds Insurance Series — Page 67 of 278

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Vedant Fashions, Ltd.	13,629	$151
Dixon Technologies (India), Ltd.	1,572	141
Kering SA	356	141
Suzuki Motor Corp.	7,800	90
Balkrishna Industries, Ltd.	2,474	69
		34,583
Consumer staples 8.56%
British American Tobacco PLC	129,857	3,943
Nestlé SA	33,219	3,527
Philip Morris International, Inc.	32,576	2,985
Carlsberg A/S, Class B	18,674	2,549
Arca Continental, SAB de CV	175,663	1,917
Pernod Ricard SA	11,585	1,874
Imperial Brands PLC	80,095	1,789
KT&G Corp.	22,833	1,586
Anheuser-Busch InBev SA/NV	21,834	1,330
Kweichow Moutai Co., Ltd., Class A	5,090	1,199
Carrefour SA, non-registered shares	69,266	1,186
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	499,232	1,159
Asahi Group Holdings, Ltd.	30,600	1,128
Ocado Group PLC[3]	162,875	936
L’Oréal SA, non-registered shares	1,843	872
Danone SA	7,212	466
Foshan Haitian Flavouring and Food Co., Ltd., Class A	76,424	417
Uni-Charm Corp.	10,000	319
United Spirits, Ltd.	14,813	202
		29,384
Health care 8.54%
Novo Nordisk AS, Class B	80,510	10,263
AstraZeneca PLC	58,323	7,860
Sanofi	36,116	3,544
EssilorLuxottica SA	7,646	1,730
Roche Holding AG, nonvoting non-registered shares	6,352	1,618
Bayer AG	32,532	998
Siemens Healthineers AG	10,304	631
HOYA Corp.	4,800	594
Grifols, SA, Class B (ADR)[3]	86,437	577
Genus PLC	20,459	456
Argenx SE (ADR)[3]	950	374
WuXi Biologics (Cayman), Inc.[3]	114,000	208
Hypera SA, ordinary nominative shares	27,159	178
BeiGene, Ltd. (ADR)[3]	1,113	174
Max Healthcare Institute, Ltd.	9,259	91
Euroapi SA3	1,412	4
		29,300
Communication services 6.65%
Publicis Groupe SA	40,982	4,468
Koninklijke KPN NV	1,150,944	4,304
Nippon Telegraph and Telephone Corp.	1,790,200	2,126
Tencent Holdings, Ltd.	53,200	2,065
Telefónica, SA, non-registered shares	390,928	1,725
América Móvil, SAB de CV, Class B (ADR)	90,107	1,681
American Funds Insurance Series — Page 68 of 278

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Singapore Telecommunications, Ltd.	588,700	$1,103
Universal Music Group NV	33,196	998
MTN Group, Ltd.	183,834	910
BT Group PLC	654,668	906
KANZHUN, Ltd., Class A (ADR)	33,584	589
Vodafone Group PLC	636,539	566
Deutsche Telekom AG	17,593	427
Nippon Television Holdings, Inc.	22,300	342
Nintendo Co., Ltd.	5,900	319
NetEase, Inc.	14,000	291
		22,820
Energy 5.24%
TotalEnergies SE	103,488	7,086
BP PLC	345,622	2,163
TC Energy Corp. (CAD denominated)[4]	48,093	1,933
Canadian Natural Resources, Ltd. (CAD denominated)	24,569	1,874
Cameco Corp. (CAD denominated)	37,070	1,605
Gaztransport & Technigaz SA	4,506	673
Schlumberger NV	11,718	642
Woodside Energy Group, Ltd.	30,933	615
Saudi Arabian Oil Co.	72,383	596
Aker BP ASA	17,760	441
Tourmaline Oil Corp.	7,638	357
Gazprom PJSC[1,3]	671,150	— [2]
Sovcomflot PAO[1]	356,717	— [2]
LUKOIL Oil Co. PJSC[1]	9,706	— [2]
		17,985
Materials 4.77%
Vale SA, ordinary nominative shares	115,798	1,405
Vale SA (ADR), ordinary nominative shares	81,968	999
Linde PLC	4,305	1,999
Rio Tinto PLC	19,854	1,257
Barrick Gold Corp.	67,040	1,116
Glencore PLC	202,848	1,114
Newmont Corp.	29,518	1,058
Air Liquide SA	4,786	996
Nutrien, Ltd. (CAD denominated)	14,261	775
Holcim, Ltd.	8,449	765
Asahi Kasei Corp.	97,900	719
Fortescue, Ltd.	42,099	705
Freeport-McMoRan, Inc.	13,273	624
Shin-Etsu Chemical Co., Ltd.	13,400	583
Grupo México, SAB de CV, Series B	94,724	559
Sika AG	1,727	514
DSM-Firmenich AG	3,281	373
Franco-Nevada Corp.	2,845	339
Givaudan SA	72	321
Fresnillo PLC	23,302	138
Alrosa PJSC[1]	53,607	— [2]
		16,359
American Funds Insurance Series — Page 69 of 278

unaudited
Common stocks (continued) Utilities 2.40%	Shares	Value (000)
Engie SA	152,486	$2,552
ENN Energy Holdings, Ltd.	169,259	1,304
Brookfield Infrastructure Partners, LP	35,993	1,124
SSE PLC	53,844	1,121
Iberdrola, SA, non-registered shares	67,975	843
National Grid PLC	54,783	737
Veolia Environnement SA	17,537	570
		8,251
Real estate 1.77%
CK Asset Holdings, Ltd.	353,000	1,452
Mitsubishi Estate Co., Ltd.	66,700	1,227
Prologis Property Mexico, SA de CV, REIT	275,191	1,204
Embassy Office Parks REIT	155,256	688
Link REIT	127,868	550
Longfor Group Holdings, Ltd.	357,242	505
KE Holdings, Inc., Class A (ADR)	31,820	437
		6,063
Total common stocks (cost: $269,623,000)		327,565
Preferred securities 0.17% Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares	6,295	318
Materials 0.08%
Gerdau SA, preferred nominative shares	62,582	277
Total preferred securities (cost: $638,000)		595
Short-term securities 4.45% Money market investments 4.26%
Capital Group Central Cash Fund 5.37%[5,6]	146,335	14,628
Money market investments purchased with collateral from securities on loan 0.19%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[5,7]	636,174	636
Total short-term securities (cost: $15,267,000)		15,264
Total investment securities 100.05% (cost: $285,528,000)		343,424
Other assets less liabilities (0.05)%		(168)
Net assets 100.00%		$343,256
American Funds Insurance Series — Page 70 of 278

unaudited
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.26%
Money market investments 4.26%
Capital Group Central Cash Fund 5.37%[5]	$10,070	$15,352	$10,789	$— [2]	$(5)	$14,628	$144

[1]	Value determined using significant unobservable inputs.
[2]	Amount less than one thousand.
[3]	Security did not produce income during the last 12 months.
[4]	All or a portion of this security was on loan. The total value of all such securities was $744,000, which represented .22% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 3/31/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 71 of 278

Capital Income Builder®
Investment portfolio
March 31, 2024
unaudited

Common stocks 77.88% Financials 13.30%	Shares	Value (000)
JPMorgan Chase & Co.	77,229	$15,469
Zurich Insurance Group AG	25,024	13,494
CME Group, Inc., Class A	46,442	9,998
Morgan Stanley	103,061	9,704
BlackRock, Inc.	10,459	8,720
DBS Group Holdings, Ltd.	311,406	8,310
Münchener Rückversicherungs-Gesellschaft AG	14,993	7,316
ING Groep NV	362,429	5,961
PNC Financial Services Group, Inc.	35,517	5,740
Citizens Financial Group, Inc.	140,086	5,084
Power Corporation of Canada, subordinate voting shares[1]	160,059	4,488
Kaspi.kz JSC (GDR)[2]	21,756	2,799
Kaspi.kz JSC (ADR)	9,355	1,203
B3 SA - Brasil, Bolsa, Balcao	1,513,266	3,618
Intact Financial Corp.	22,194	3,605
American International Group, Inc.	46,102	3,604
AIA Group, Ltd.	517,553	3,475
Wells Fargo & Co.	57,254	3,318
KBC Groep NV	43,917	3,289
Webster Financial Corp.	62,567	3,176
Hana Financial Group, Inc.	63,960	2,798
Great-West Lifeco, Inc.	74,923	2,396
Swedbank AB, Class A	115,116	2,283
East West Bancorp, Inc.	28,429	2,249
Blackstone, Inc.	17,005	2,234
Toronto-Dominion Bank (The) (CAD denominated)	35,378	2,135
Bank Central Asia Tbk PT	3,256,400	2,069
Principal Financial Group, Inc.	22,760	1,964
DNB Bank ASA	95,225	1,887
360 ONE WAM, Ltd.	220,675	1,788
National Bank of Canada	20,495	1,726
Bank of Montreal	17,373	1,696
Truist Financial Corp.	41,923	1,634
Skandinaviska Enskilda Banken AB, Class A	113,011	1,530
EFG International AG	116,066	1,449
BNP Paribas SA	19,906	1,414
State Street Corp.	17,948	1,388
UniCredit SpA	36,306	1,378
TPG, Inc., Class A	30,001	1,341
Western Union Co.	93,040	1,301
Bank Mandiri (Persero) Tbk PT	2,720,000	1,244
Franklin Resources, Inc.	43,254	1,216
Euronext NV	12,294	1,170
Banco Santander, SA	230,887	1,126
Patria Investments, Ltd., Class A	63,717	946
Capital One Financial Corp.	6,023	897
American Funds Insurance Series — Page 72 of 278

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H	203,500	$859
United Overseas Bank, Ltd.	35,700	775
Fidelity National Information Services, Inc.	10,115	750
Hong Kong Exchanges and Clearing, Ltd.	25,600	745
Vontobel Holding AG	11,407	692
OneMain Holdings, Inc.	13,475	688
Fukuoka Financial Group, Inc.	19,200	511
Tokio Marine Holdings, Inc.	16,200	506
Grupo Financiero Banorte, SAB de CV, Series O	46,063	489
China Pacific Insurance (Group) Co., Ltd., Class H	277,950	486
Carlyle Group, Inc. (The)	9,418	442
Houlihan Lokey, Inc., Class A	3,330	427
NatWest Group PLC	72,810	244
Deutsche Bank AG	9,889	156
Moscow Exchange MICEX-RTS PJSC[3]	875,002	— [4]
Sberbank of Russia PJSC[3]	204,176	— [4]
		173,400
Information technology 10.40%
Broadcom, Inc.	41,937	55,584
Microsoft Corp.	68,238	28,709
Taiwan Semiconductor Manufacturing Co., Ltd.	613,800	14,749
Texas Instruments, Inc.	44,349	7,726
Seagate Technology Holdings PLC	57,706	5,369
KLA Corp.	7,091	4,954
Samsung Electronics Co., Ltd.	61,987	3,720
SAP SE	18,816	3,663
Analog Devices, Inc.	15,378	3,042
TDK Corp.	47,400	2,315
Tokyo Electron, Ltd.	8,500	2,204
GlobalWafers Co., Ltd.	92,938	1,612
Intel Corp.	28,741	1,269
Capgemini SE	1,919	442
BE Semiconductor Industries NV	1,523	233
		135,591
Health care 10.20%
AbbVie, Inc.	165,127	30,070
Abbott Laboratories	169,091	19,219
Gilead Sciences, Inc.	195,078	14,289
Amgen, Inc.	50,204	14,274
AstraZeneca PLC	87,843	11,839
Sanofi	81,358	7,984
Medtronic PLC	74,140	6,461
Bristol-Myers Squibb Co.	97,647	5,295
Merck & Co., Inc.	29,379	3,877
CVS Health Corp.	46,518	3,710
UnitedHealth Group, Inc.	7,211	3,567
Roche Holding AG, nonvoting non-registered shares	12,095	3,081
GSK PLC	102,062	2,201
Novartis AG	20,454	1,981
Takeda Pharmaceutical Co., Ltd.	57,825	1,605
EssilorLuxottica SA	7,069	1,599
EBOS Group, Ltd.	54,910	1,124
American Funds Insurance Series — Page 73 of 278

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Pfizer, Inc.	18,765	$521
Johnson & Johnson	1,864	295
		132,992
Consumer staples 9.01%
Philip Morris International, Inc.	297,873	27,291
British American Tobacco PLC	361,850	10,988
British American Tobacco PLC (ADR)	61,763	1,884
Mondelez International, Inc., Class A	133,269	9,329
Nestlé SA	83,825	8,900
Imperial Brands PLC	257,467	5,752
ITC, Ltd.	1,009,546	5,185
PepsiCo, Inc.	29,044	5,083
Dollar General Corp.	28,458	4,441
General Mills, Inc.	61,313	4,290
Procter & Gamble Co.	20,080	3,258
Altria Group, Inc.	69,010	3,010
Seven & i Holdings Co., Ltd.	195,000	2,834
Danone SA	41,975	2,712
Carlsberg A/S, Class B	19,656	2,683
Diageo PLC	72,161	2,664
Sysco Corp.	28,977	2,352
Kimberly-Clark Corp.	17,982	2,326
Asahi Group Holdings, Ltd.	52,400	1,919
Kenvue, Inc.	88,434	1,898
Molson Coors Beverage Co., Class B, restricted voting shares	21,000	1,412
Kao Corp.	34,700	1,297
Kraft Heinz Co. (The)	28,107	1,037
Pernod Ricard SA	6,104	987
WH Group, Ltd.	1,456,000	960
Wilmar International, Ltd.	376,600	957
Anheuser-Busch InBev SA/NV	15,133	922
Vector Group, Ltd.	57,731	633
Scandinavian Tobacco Group A/S	24,914	446
		117,450
Industrials 8.95%
RTX Corp.	228,644	22,300
Siemens AG	40,935	7,815
BAE Systems PLC	431,196	7,344
Union Pacific Corp.	27,184	6,685
Mitsubishi Corp.	223,897	5,152
Honeywell International, Inc.	25,051	5,142
FedEx Corp.	17,251	4,998
RELX PLC	114,330	4,941
AB Volvo, Class B	170,799	4,629
Paychex, Inc.	37,219	4,571
DHL Group	98,763	4,253
Carrier Global Corp.	72,791	4,231
Marubeni Corp.	193,600	3,339
Canadian National Railway Co. (CAD denominated)	22,781	3,000
Broadridge Financial Solutions, Inc.	14,576	2,986
Singapore Technologies Engineering, Ltd.	977,400	2,910
Automatic Data Processing, Inc.	10,702	2,673
Trinity Industries, Inc.	95,231	2,652
American Funds Insurance Series — Page 74 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
SGS SA1	26,390	$2,560
Waste Management, Inc.	7,930	1,690
Illinois Tool Works, Inc.	5,580	1,497
Trelleborg AB, Class B	41,796	1,495
Bureau Veritas SA	48,098	1,467
Schneider Electric SE	6,193	1,401
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	44,927	1,255
Northrop Grumman Corp.	2,459	1,177
Lockheed Martin Corp.	2,303	1,048
General Dynamics Corp.	2,797	790
Airbus SE, non-registered shares	3,937	725
Sulzer AG	5,049	614
United Parcel Service, Inc., Class B	4,107	610
ITOCHU Corp.	13,900	594
Epiroc AB, Class B	12,727	216
		116,760
Energy 6.20%
Canadian Natural Resources, Ltd. (CAD denominated)	221,329	16,884
TC Energy Corp. (CAD denominated)[1]	279,903	11,249
Exxon Mobil Corp.	92,831	10,791
Shell PLC (GBP denominated)	263,115	8,717
Shell PLC (ADR)	9,377	629
BP PLC	1,029,079	6,438
EOG Resources, Inc.	45,984	5,879
TotalEnergies SE	72,023	4,932
ConocoPhillips	31,010	3,947
Chevron Corp.	23,947	3,777
Equitrans Midstream Corp.	232,357	2,902
Neste OYJ	42,703	1,156
Cenovus Energy, Inc.	54,980	1,099
Schlumberger NV	16,524	906
DT Midstream, Inc.	14,667	896
Enbridge, Inc. (CAD denominated)	18,463	667
Gazprom PJSC[3,5]	880,428	— [4]
		80,869
Utilities 5.97%
Engie SA	554,718	9,282
E.ON SE	461,819	6,420
SSE PLC	294,309	6,129
DTE Energy Co.	51,360	5,759
Iberdrola, SA, non-registered shares	462,472	5,735
Edison International	79,387	5,615
Dominion Energy, Inc.	99,675	4,903
Duke Energy Corp.	50,636	4,897
National Grid PLC	356,082	4,791
Sempra	55,226	3,967
AES Corp.	209,918	3,764
Southern Co. (The)	51,489	3,694
Pinnacle West Capital Corp.	47,501	3,550
CenterPoint Energy, Inc.	124,098	3,536
Entergy Corp.	19,846	2,097
SembCorp Industries, Ltd.	239,800	959
ENN Energy Holdings, Ltd.	99,100	763
American Funds Insurance Series — Page 75 of 278

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
NextEra Energy, Inc.	11,421	$730
Power Assets Holdings, Ltd.	117,500	688
Power Grid Corporation of India, Ltd.	155,164	515
		77,794
Real estate 4.27%
VICI Properties, Inc. REIT	599,882	17,870
Extra Space Storage, Inc. REIT	29,392	4,321
Rexford Industrial Realty, Inc. REIT	79,996	4,024
Equinix, Inc. REIT	4,457	3,678
Public Storage REIT	12,482	3,621
Crown Castle, Inc. REIT	29,551	3,127
American Tower Corp. REIT	15,638	3,090
Welltower, Inc. REIT	26,643	2,489
Link REIT	443,948	1,909
Prologis, Inc. REIT	10,708	1,394
CTP NV	75,076	1,338
Charter Hall Group REIT	143,138	1,283
CK Asset Holdings, Ltd.	298,000	1,226
Mindspace Business Parks REIT	233,888	969
Kimco Realty Corp. REIT	49,319	967
Sun Hung Kai Properties, Ltd.	88,855	857
Digital Realty Trust, Inc. REIT	5,937	855
POWERGRID Infrastructure Investment Trust REIT	575,577	654
UDR, Inc. REIT	16,265	608
Embassy Office Parks REIT	127,209	564
Longfor Group Holdings, Ltd.	335,634	474
CubeSmart REIT	8,847	400
		55,718
Consumer discretionary 4.19%
Home Depot, Inc.	25,415	9,749
McDonald’s Corp.	27,907	7,869
LVMH Moët Hennessy-Louis Vuitton SE	6,985	6,283
YUM! Brands, Inc.	28,973	4,017
Midea Group Co., Ltd., Class A	436,375	3,899
Restaurant Brands International, Inc.	48,524	3,855
Industria de Diseño Textil, SA	68,071	3,427
Tractor Supply Co.	10,115	2,647
Stellantis NV	81,033	2,303
Kering SA	5,714	2,259
NEXT PLC	15,809	1,842
Darden Restaurants, Inc.	10,723	1,792
Galaxy Entertainment Group, Ltd.	262,000	1,316
Bridgestone Corp.	20,700	915
Compagnie Financière Richemont SA, Class A	4,714	719
Hasbro, Inc.	10,899	616
International Game Technology PLC	20,986	474
OPAP SA	22,896	412
Inchcape PLC	31,417	287
		54,681
American Funds Insurance Series — Page 76 of 278

unaudited
Common stocks (continued) Communication services 3.17%	Shares	Value (000)
Comcast Corp., Class A	164,318	$7,123
Verizon Communications, Inc.	118,630	4,978
Koninklijke KPN NV	1,061,691	3,970
Nippon Telegraph and Telephone Corp.	3,325,400	3,954
Singapore Telecommunications, Ltd.	1,880,700	3,524
SoftBank Corp.	271,600	3,482
América Móvil, SAB de CV, Class B (ADR)	158,932	2,966
Publicis Groupe SA	25,038	2,730
TELUS Corp.	110,907	1,774
Deutsche Telekom AG	71,293	1,731
WPP PLC	125,006	1,189
Warner Music Group Corp., Class A	35,989	1,188
Omnicom Group, Inc.	11,563	1,119
HKT Trust and HKT, Ltd., units	908,240	1,059
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	491
		41,278
Materials 2.22%
Air Products and Chemicals, Inc.	24,904	6,033
Linde PLC	9,604	4,459
Vale SA (ADR), ordinary nominative shares	195,670	2,385
Vale SA, ordinary nominative shares	46,055	559
Rio Tinto PLC	42,627	2,699
Smurfit Kappa Group PLC	42,568	1,941
BHP Group, Ltd. (CDI)	66,815	1,919
Evonik Industries AG	63,577	1,257
Eastman Chemical Co.	12,030	1,206
Shin-Etsu Chemical Co., Ltd.	24,762	1,081
BASF SE	17,658	1,008
Celanese Corp.	5,602	963
WestRock Co.	17,595	870
Asahi Kasei Corp.	108,200	791
UPM-Kymmene OYJ	23,586	786
Gerdau SA (ADR)	133,973	592
Fortescue, Ltd.	23,348	391
		28,940
Total common stocks (cost: $784,540,000)		1,015,473
Convertible stocks 0.10% Utilities 0.10%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	34,604	1,347
Total convertible stocks (cost: $1,501,000)		1,347
Bonds, notes & other debt instruments 16.22% Mortgage-backed obligations 7.91% Federal agency mortgage-backed obligations 7.19%	Principal amount (000)
Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD— [4]	— [4]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]	1	1
Fannie Mae Pool #931768 5.00% 8/1/2039[6]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[6]	2	2
American Funds Insurance Series — Page 77 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]	USD8	$7
Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]	8	8
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]	6	6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]	5	5
Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]	2	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]	30	29
Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]	18	17
Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]	24	23
Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]	7	7
Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]	4	4
Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]	33	30
Fannie Mae Pool #FS5372 3.50% 7/1/2049[6]	181	165
Fannie Mae Pool #FS5313 3.50% 1/1/2050[6]	2,078	1,891
Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]	2,911	2,545
Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]	338	299
Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]	128	111
Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]	87	76
Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]	47	41
Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]	14	12
Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]	143	124
Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]	91	79
Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]	48	39
Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]	137	119
Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]	176	153
Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]	21	18
Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]	17	14
Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]	123	107
Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]	21	19
Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]	95	85
Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]	910	800
Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]	519	447
Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]	310	278
Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]	124	124
Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]	112	112
Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]	168	168
Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	108	108
Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]	96	94
Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]	5,431	5,301
Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]	64	63
Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	290	289
Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]	1,662	1,678
Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	355	353
Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]	437	442
Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]	268	272
Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]	195	198
Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	135	132
Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]	99	96
Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	1,181	1,176
American Funds Insurance Series — Page 78 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5165 5.50% 10/1/2053[6]	USD10	$10
Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]	55	56
Fannie Mae Pool #MA5167 6.50% 10/1/2053[6]	2,789	2,850
Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	817	824
Fannie Mae Pool #CB8151 5.50% 3/1/2054[6]	993	990
Fannie Mae Pool #CB8168 6.00% 3/1/2054[6]	144	145
Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]	354	364
Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]	243	244
Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]	603	579
Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]	413	346
Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]	70	59
Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]	122	103
Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048[6]	206	196
Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]	17	16
Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]	15	14
Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]	8	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]	24	23
Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]	45	44
Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]	24	23
Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]	17	16
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]	1,081	1,052
Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]	15	13
Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]	146	127
Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]	74	64
Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]	153	133
Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]	817	732
Freddie Mac Pool #QE3580 3.50% 6/1/2052[6]	475	425
Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]	333	309
Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]	860	819
Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]	190	184
Freddie Mac Pool #QE9222 5.00% 9/1/2052[6]	643	629
Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]	316	315
Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]	116	116
Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]	105	103
Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]	586	583
Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]	442	440
Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	34	33
Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	1,102	1,097
Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]	86	87
Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]	19	20
Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]	16	17
Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]	16	16
Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]	14	15
Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]	10	11
Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]	7	7
Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]	6	6
Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]	4	4
Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,418	2,407
Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	19	19
Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]	241	240
Freddie Mac Pool #SD8369 6.50% 10/1/2053[6]	1,657	1,694
Freddie Mac Pool #SD8372 5.50% 11/1/2053[6]	88	87
American Funds Insurance Series — Page 79 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]	USD997	$992
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[6]	20	20
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[6]	10	10
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]	160	157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]	103	95
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]	212	194
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]	207	191
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]	89	78
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]	74	66
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]	17	16
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]	907	804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]	340	319
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]	539	504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]	15	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]	9	8
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]	801	754
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]	1,146	1,054
Government National Mortgage Assn. 4.00% 4/1/2054[6,8]	321	300
Government National Mortgage Assn. 5.50% 4/1/2054[6,8]	610	610
Government National Mortgage Assn. 6.00% 4/1/2054[6,8]	25	25
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]	182	177
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]	3,142	2,940
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	426	418
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[6]	1,139	1,119
Government National Mortgage Assn. Pool #694836 5.681% 9/20/2059[6]	— [4]	— [4]
Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[6]	— [4]	— [4]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]	— [4]	— [4]
Uniform Mortgage-Backed Security 2.50% 4/1/2039[6,8]	1,708	1,554
Uniform Mortgage-Backed Security 3.00% 4/1/2054[6,8]	715	615
Uniform Mortgage-Backed Security 3.50% 4/1/2054[6,8]	1,737	1,555
Uniform Mortgage-Backed Security 4.50% 4/1/2054[6,8]	2,191	2,087
Uniform Mortgage-Backed Security 5.00% 4/1/2054[6,8]	3,515	3,430
Uniform Mortgage-Backed Security 5.50% 4/1/2054[6,8]	7,030	6,996
Uniform Mortgage-Backed Security 6.00% 4/1/2054[6,8]	1,863	1,881
Uniform Mortgage-Backed Security 6.50% 4/1/2054[6,8]	6,608	6,752
Uniform Mortgage-Backed Security 7.00% 4/1/2054[6,8]	1,554	1,602
Uniform Mortgage-Backed Security 2.00% 5/1/2054[6,8]	741	587
Uniform Mortgage-Backed Security 3.00% 5/1/2054[6,8]	477	411
Uniform Mortgage-Backed Security 4.00% 5/1/2054[6,8]	2,842	2,634
Uniform Mortgage-Backed Security 5.50% 5/1/2054[6,8]	6,000	5,971
Uniform Mortgage-Backed Security 6.00% 5/1/2054[6,8]	6,500	6,558
Uniform Mortgage-Backed Security 7.00% 5/1/2054[6,8]	3,290	3,388
		93,797
Commercial mortgage-backed securities 0.40%
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[6]	41	43
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.095% 5/15/2039[2,6,7]	110	110
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.223% 4/15/2037[2,6,7]	329	331
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.44% 6/15/2027[2,6,7]	332	334
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[2,6,7]	648	644
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[2,6,7]	266	264
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.086% 10/15/2036[2,6,7]	100	99
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.816% 4/15/2037[2,6,7]	127	127
American Funds Insurance Series — Page 80 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.11% 6/15/2038[2,6,7]	USD154	$153
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.84% 6/15/2038[2,6,7]	88	87
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.94% 11/15/2038[2,6,7]	99	98
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.776% 8/15/2039[2,6,7]	87	88
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.606% 6/15/2040[2,6,7]	221	222
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[2,6,7]	237	241
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[2,6,7]	574	583
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.52% 7/15/2038[2,6,7]	91	91
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	73	74
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,6]	187	194
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.474% 12/15/2036[2,6,7]	7	7
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.36% 7/15/2025[2,6,7]	229	228
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.133% 3/10/2041[2,6,7]	592	588
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.522% 5/17/2038[2,6,7]	300	299
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.171% 11/15/2038[2,6,7]	345	343
		5,248
Collateralized mortgage-backed obligations (privately originated) 0.32%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,6,7]	113	98
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,6,7]	70	64
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,6]	82	74
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,6,7]	87	85
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,6,7]	162	150
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,6,7]	9	8
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.07% 10/25/2041[2,6,7]	— [4]	— [4]
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.72% 12/25/2042[2,6,7]	36	37
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.22% 6/25/2043[2,6,7]	364	369
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.02% 7/25/2043[2,6,7]	132	133
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,6]	56	60
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,6]	64	64
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.32% 4/25/2042[2,6,7]	80	81
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.52% 5/25/2042[2,6,7]	14	15
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.47% 9/25/2042[2,6,7]	23	23
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.02% 9/25/2042[2,6,7]	64	68
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.135% 1/25/2050[2,6,7]	93	93
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.285% 2/25/2050[2,6,7]	291	294
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.435% 8/25/2050[2,6,7]	448	507
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,6]	168	161
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,6,9]	167	162
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,6,7]	67	65
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,6,9]	113	109
American Funds Insurance Series — Page 81 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.294% 11/25/2055[2,6,7]	USD202	$202
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.194% 5/25/2055[2,6,7]	243	244
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.529% 3/25/2053[2,6,7]	190	183
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,6]	98	93
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,6,7]	23	22
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,6,7]	1	1
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,6,7]	8	8
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,6,7]	29	28
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,6,7]	33	32
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,6,7]	18	17
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,6]	395	349
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	100	93
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,6]	196	181
		4,173
Total mortgage-backed obligations		103,218
U.S. Treasury bonds & notes 5.53% U.S. Treasury 5.47%
U.S. Treasury 0.625% 10/15/2024	7,470	7,290
U.S. Treasury 2.125% 11/30/2024	1,860	1,823
U.S. Treasury 3.875% 3/31/2025	5,877	5,812
U.S. Treasury 4.625% 6/30/2025	4,793	4,776
U.S. Treasury 4.00% 2/15/2026	2,621	2,589
U.S. Treasury 4.625% 2/28/2026	1,620	1,619
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,548
U.S. Treasury 1.875% 6/30/2026	4,855	4,581
U.S. Treasury 1.125% 10/31/2026	995	914
U.S. Treasury 2.00% 11/15/2026[10]	2,800	2,629
U.S. Treasury 4.625% 11/15/2026	1,200	1,204
U.S. Treasury 4.00% 1/15/2027	6,541	6,465
U.S. Treasury 0.50% 4/30/2027	2,375	2,111
U.S. Treasury 2.625% 5/31/2027	80	76
U.S. Treasury 4.00% 2/29/2028	745	737
U.S. Treasury 1.25% 3/31/2028	1,350	1,200
U.S. Treasury 3.625% 3/31/2028	4	3
U.S. Treasury 4.25% 2/28/2029	11,686	11,705
U.S. Treasury 4.00% 2/28/2030	1,659	1,639
U.S. Treasury 6.25% 5/15/2030	345	382
U.S. Treasury 4.25% 2/28/2031	1,851	1,855
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.00% 2/15/2034	352	346
U.S. Treasury 4.50% 8/15/2039	1,045	1,071
U.S. Treasury 1.125% 5/15/2040[10]	2,400	1,501
U.S. Treasury 2.00% 11/15/2041	300	211
U.S. Treasury 4.50% 2/15/2044	1,116	1,123
U.S. Treasury 2.375% 5/15/2051	196	133
U.S. Treasury 4.00% 11/15/2052	152	143
U.S. Treasury 4.75% 11/15/2053[10]	3,614	3,860
		71,356
American Funds Insurance Series — Page 82 of 278

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.06%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[11]	USD744	$745
Total U.S. Treasury bonds & notes		72,101
Corporate bonds, notes & loans 1.93% Health care 0.41%
AbbVie, Inc. 5.05% 3/15/2034	175	177
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	247
AbbVie, Inc. 5.50% 3/15/2064	25	26
Amgen, Inc. 5.507% 3/2/2026	30	30
Amgen, Inc. 5.15% 3/2/2028	55	55
Amgen, Inc. 4.05% 8/18/2029	100	96
Amgen, Inc. 5.25% 3/2/2030	124	126
Amgen, Inc. 4.20% 3/1/2033	133	124
Amgen, Inc. 5.25% 3/2/2033	71	72
Amgen, Inc. 5.60% 3/2/2043	105	107
Amgen, Inc. 4.20% 2/22/2052	19	16
Amgen, Inc. 4.875% 3/1/2053	25	23
Amgen, Inc. 5.65% 3/2/2053	37	38
Amgen, Inc. 5.75% 3/2/2063	85	87
AstraZeneca Finance, LLC 4.875% 3/3/2028	35	35
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	50
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	263
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	300
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	26
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	334
Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	103
Centene Corp. 4.625% 12/15/2029	530	504
Centene Corp. 3.375% 2/15/2030	179	158
Centene Corp. 2.625% 8/1/2031	40	33
CVS Health Corp. 5.125% 2/21/2030	50	50
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.30% 6/1/2033	24	24
CVS Health Corp. 5.625% 2/21/2053	55	54
Elevance Health, Inc. 4.75% 2/15/2033	16	16
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	15
Humana, Inc. 3.70% 3/23/2029	12	11
Humana, Inc. 5.375% 4/15/2031	13	13
Merck & Co., Inc. 1.70% 6/10/2027	118	108
Merck & Co., Inc. 3.40% 3/7/2029	110	104
Merck & Co., Inc. 4.50% 5/17/2033	35	34
Merck & Co., Inc. 4.90% 5/17/2044	35	34
Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	35
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	13	13
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12	12
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	258
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	551	551
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	608
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	300	207
		5,343
American Funds Insurance Series — Page 83 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials 0.37%	Principal amount (000)	Value (000)
American Express Co. 4.90% 2/13/2026	USD28	$28
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	21	21
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	31	32
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	231	188
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	118	118
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]	75	76
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[2,9]	400	400
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[2,9]	200	202
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	43	43
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[9]	45	47
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	95	97
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[9]	15	15
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	40	42
Chubb INA Holdings, Inc. 5.00% 3/15/2034	14	14
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	85	85
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[9]	35	30
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	50	51
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	120	120
Corebridge Financial, Inc. 3.85% 4/5/2029	180	168
Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Corebridge Financial, Inc. 4.40% 4/5/2052	31	25
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,9]	200	193
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	150	155
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	150	157
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	5	5
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	111	95
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	78	77
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	95	95
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[9]	64	64
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	259	211
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[9]	17	15
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[9]	55	59
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[9]	25	25
Mastercard, Inc. 4.875% 3/9/2028	31	31
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	25	25
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[9]	20	19
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	35	35
Navient Corp. 5.00% 3/15/2027	150	144
New York Life Global Funding 3.00% 1/10/2028[2]	150	140
PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[9]	35	35
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	50	51
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	87	95
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[9]	120	121
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[9,12]	38	1
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]	11	11
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[9]	40	40
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]	70	71
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	85	85
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[9]	17	17
American Funds Insurance Series — Page 84 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[9]	USD120	$121
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[2,9]	200	200
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,9]	374	348
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	45	44
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	84	84
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	104	112
Willis North America, Inc. 5.90% 3/5/2054	35	36
		4,881
Consumer discretionary 0.25%
Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
BMW US Capital, LLC 4.15% 4/9/2030[2]	290	280
BMW US Capital, LLC 3.70% 4/1/2032[2]	25	23
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	170
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	150
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	125
Ford Motor Co. 4.75% 1/15/2043	38	32
Ford Motor Co. 5.291% 12/8/2046	24	21
Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	194
Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	689
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	285
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	590
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	209
Grand Canyon University 4.125% 10/1/2024	200	195
McDonald’s Corp. 3.60% 7/1/2030	12	11
McDonald’s Corp. 4.60% 9/9/2032	3	3
McDonald’s Corp. 4.95% 8/14/2033	3	3
McDonald’s Corp. 5.15% 9/9/2052	10	10
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229
		3,245
Energy 0.22%
Apache Corp. 4.25% 1/15/2030	385	357
BP Capital Markets America, Inc. 3.633% 4/6/2030	360	339
Cenovus Energy, Inc. 5.40% 6/15/2047	44	42
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	9	9
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[2]	5	5
ConocoPhillips Co. 5.30% 5/15/2053	25	25
Enbridge, Inc. 6.70% 11/15/2053	37	42
Energy Transfer, LP 6.10% 12/1/2028	41	42
Energy Transfer, LP 6.40% 12/1/2030	34	36
Energy Transfer, LP 6.55% 12/1/2033	30	32
Equinor ASA 2.375% 5/22/2030	365	320
Exxon Mobil Corp. 2.995% 8/16/2039	200	157
Exxon Mobil Corp. 3.452% 4/15/2051	25	19
Kinder Morgan, Inc. 5.00% 2/1/2029	33	33
Kinder Morgan, Inc. 5.20% 6/1/2033	27	27
Kinder Morgan, Inc. 5.40% 2/1/2034	63	63
Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
MPLX, LP 4.95% 9/1/2032	20	19
New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	77
ONEOK, Inc. 3.10% 3/15/2030	42	38
American Funds Insurance Series — Page 85 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 5.80% 11/1/2030	USD11	$11
ONEOK, Inc. 6.05% 9/1/2033	88	92
ONEOK, Inc. 7.15% 1/15/2051	97	109
ONEOK, Inc. 6.625% 9/1/2053	91	100
Petroleos Mexicanos 6.50% 1/23/2029	20	18
Petroleos Mexicanos 8.75% 6/2/2029	176	172
Shell International Finance BV 2.00% 11/7/2024	420	412
TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	140
Williams Companies, Inc. 5.15% 3/15/2034	50	50
Williams Companies, Inc. 5.30% 8/15/2052	40	38
		2,834
Utilities 0.20%
AEP Transmission Co., LLC 3.80% 6/15/2049	45	35
Consumers Energy Co. 4.625% 5/15/2033	50	49
DTE Energy Co. 3.00% 3/1/2032	42	37
Duke Energy Florida, LLC 5.95% 11/15/2052	25	27
Edison International 4.125% 3/15/2028	132	127
Edison International 5.25% 11/15/2028	55	55
Edison International 6.95% 11/15/2029	25	27
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,9]	200	221
Eversource Energy 5.50% 1/1/2034	25	25
FirstEnergy Corp. 2.65% 3/1/2030	493	424
FirstEnergy Corp. 2.25% 9/1/2030	107	89
Florida Power & Light Co. 5.05% 4/1/2028	70	71
Florida Power & Light Co. 5.10% 4/1/2033	35	35
NiSource, Inc. 5.40% 6/30/2033	25	25
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	93
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	98
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	275
Pacific Gas and Electric Co. 5.55% 5/15/2029	35	35
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	312
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
Pacific Gas and Electric Co. 5.80% 5/15/2034	50	50
Pacific Gas and Electric Co. 6.75% 1/15/2053	50	54
PacifiCorp 5.30% 2/15/2031	35	35
PacifiCorp 5.50% 5/15/2054	95	91
PacifiCorp 5.80% 1/15/2055	25	25
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	155
Southern California Edison Co. 5.75% 4/15/2054	25	25
Union Electric Co. 3.90% 4/1/2052	25	20
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
		2,659
Communication services 0.18%
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN1,300	68
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032[2]	25	20
CCO Holdings, LLC 4.25% 1/15/2034[2]	175	132
Charter Communications Operating, LLC 3.70% 4/1/2051	25	15
Meta Platforms, Inc. 3.85% 8/15/2032	135	127
American Funds Insurance Series — Page 86 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Meta Platforms, Inc. 4.45% 8/15/2052	USD75	$67
Netflix, Inc. 4.875% 4/15/2028	101	101
SBA Tower Trust 1.631% 11/15/2026[2]	253	229
Sprint Capital Corp. 6.875% 11/15/2028	325	347
Sprint Capital Corp. 8.75% 3/15/2032	90	109
T-Mobile USA, Inc. 3.875% 4/15/2030	625	586
T-Mobile USA, Inc. 2.55% 2/15/2031	203	173
T-Mobile USA, Inc. 6.00% 6/15/2054	69	74
Verizon Communications, Inc. 1.75% 1/20/2031	142	115
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	40
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	73
		2,335
Industrials 0.10%
BAE Systems PLC 5.30% 3/26/2034[2]	200	201
Boeing Co. 2.75% 2/1/2026	91	86
Boeing Co. 3.625% 2/1/2031	280	246
Boeing Co. 5.805% 5/1/2050	95	90
Canadian Pacific Railway Co. 3.10% 12/2/2051	102	70
Carrier Global Corp. 2.722% 2/15/2030	9	8
Carrier Global Corp. 2.70% 2/15/2031	9	8
Carrier Global Corp. 5.90% 3/15/2034	40	42
Carrier Global Corp. 3.577% 4/5/2050	8	6
Carrier Global Corp. 6.20% 3/15/2054	49	54
CSX Corp. 4.75% 11/15/2048	50	46
CSX Corp. 4.50% 11/15/2052	35	31
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
Lockheed Martin Corp. 5.10% 11/15/2027	19	19
Lockheed Martin Corp. 5.20% 2/15/2064	8	8
Moog, Inc. 4.25% 12/9/2027[2]	55	52
Norfolk Southern Corp. 5.35% 8/1/2054	51	51
Northrop Grumman Corp. 4.95% 3/15/2053	21	20
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	37
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	25
Union Pacific Corp. 2.80% 2/14/2032	17	15
Union Pacific Corp. 3.50% 2/14/2053	20	15
Waste Management, Inc. 4.625% 2/15/2030	60	60
		1,260
Consumer staples 0.09%
7-Eleven, Inc. 1.30% 2/10/2028[2]	14	12
BAT Capital Corp. 4.70% 4/2/2027	105	103
BAT Capital Corp. 6.343% 8/2/2030	9	9
BAT Capital Corp. 6.421% 8/2/2033	38	40
BAT Capital Corp. 7.079% 8/2/2043	31	33
BAT Capital Corp. 4.54% 8/15/2047	82	63
BAT Capital Corp. 4.758% 9/6/2049	121	96
BAT Capital Corp. 7.081% 8/2/2053	69	74
BAT International Finance PLC 4.448% 3/16/2028	150	146
Campbell Soup Co. 5.40% 3/21/2034	22	22
Constellation Brands, Inc. 5.00% 2/2/2026	50	50
American Funds Insurance Series — Page 87 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
H.J. Heinz Co. 4.875% 10/1/2049	USD235	$213
J. M. Smucker Co. (The) 6.20% 11/15/2033	22	24
J. M. Smucker Co. (The) 6.50% 11/15/2043	6	7
J. M. Smucker Co. (The) 6.50% 11/15/2053	21	23
Philip Morris International, Inc. 5.125% 11/17/2027	43	43
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	56
Philip Morris International, Inc. 5.50% 9/7/2030	70	71
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	56
Philip Morris International, Inc. 5.625% 9/7/2033	30	31
		1,213
Information technology 0.05%
Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
Broadcom, Inc. 3.137% 11/15/2035[2]	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	11
Intel Corp. 5.15% 2/21/2034	20	20
Intel Corp. 5.60% 2/21/2054	39	40
Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
Oracle Corp. 3.60% 4/1/2050	96	69
ServiceNow, Inc. 1.40% 9/1/2030	130	105
		684
Materials 0.04%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
Celanese US Holdings, LLC 6.35% 11/15/2028	36	37
Celanese US Holdings, LLC 6.55% 11/15/2030	27	28
Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
Celanese US Holdings, LLC 6.70% 11/15/2033	23	25
Dow Chemical Co. (The) 5.15% 2/15/2034	34	34
Dow Chemical Co. (The) 5.55% 11/30/2048	15	15
Dow Chemical Co. (The) 3.60% 11/15/2050	75	55
Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
Dow Chemical Co. (The) 5.60% 2/15/2054	53	53
Eastman Chemical Co. 5.625% 2/20/2034	35	35
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	4	3
LYB International Finance III, LLC 3.625% 4/1/2051	102	72
NOVA Chemicals Corp. 8.50% 11/15/2028[2]	10	11
		493
Real estate 0.02%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	5
Boston Properties, LP 6.50% 1/15/2034	38	39
Crown Castle, Inc. 5.00% 1/11/2028	54	54
American Funds Insurance Series — Page 88 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 1.55% 3/15/2028	USD25	$22
Equinix, Inc. 3.20% 11/18/2029	144	129
Prologis, LP 5.00% 3/15/2034	40	40
		299
Total corporate bonds, notes & loans		25,246
Asset-backed obligations 0.77%
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[2,6]	1	1
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[2,6]	100	101
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,6]	7	7
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,6]	100	101
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,6]	215	215
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[6]	100	98
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,6]	85	83
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,6]	100	98
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.469% 12/18/2025[6,7]	12	12
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,6]	197	186
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,6]	100	95
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,6]	339	347
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,6]	27	27
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 6.089% 9/15/2025[6,7]	8	8
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]	351	328
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]	87	75
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,6]	90	83
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,6]	90	74
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]	316	286
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,6]	489	477
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,6]	25	25
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[6]	326	322
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,6]	32	32
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[2,6]	525	524
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,6]	131	127
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,6]	176	175
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,6]	181	183
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,6]	188	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,6]	413	378
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,6]	75	67
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,6]	108	102
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,6]	404	373
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.919% 9/16/2025[6,7]	10	10
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,6]	285	287
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,6]	184	190
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]	48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,6]	247	241
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,6]	100	98
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,6]	268	245
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,6]	100	91
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,6]	100	91
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.899% 5/15/2025[6,7]	6	6
American Funds Insurance Series — Page 89 of 278

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]	USD28	$28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,6]	13	13
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,6]	70	71
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,6]	36	31
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,6]	114	100
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,6]	156	141
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,6]	312	284
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.183% 4/20/2062[2,6,7]	159	158
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]	935	820
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,6]	100	99
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,6]	100	95
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,6]	100	98
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,6]	175	175
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[2,6]	156	156
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[6]	29	29
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[6]	8	8
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,6]	52	53
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,6]	54	48
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,6]	121	113
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,6,7]	335	311
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.889% 8/15/2025[6,7]	6	6
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[6,9]	451	450
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,6]	77	77
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,6]	100	100
		10,020
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Peru (Republic of) 2.783% 1/23/2031	190	163
Portuguese Republic 5.125% 10/15/2024	18	18
Qatar (State of) 4.50% 4/23/2028	200	200
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	192
United Mexican States 3.25% 4/16/2030	200	179
		752
Municipals 0.02% Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	225	224
Total municipals		224
Total bonds, notes & other debt instruments (cost: $216,584,000)		211,561
Investment funds 2.31%
Capital Group Central Corporate Bond Fund[13]	3,604,150	30,131
Total investment funds (cost: $33,410,000)		30,131
Short-term securities 8.04% Money market investments 6.63%	Shares
Capital Group Central Cash Fund 5.37%[13,14]	864,483	86,414
American Funds Insurance Series — Page 90 of 278

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 1.41%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[14,15]	10,041,491	$10,041
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[14,15]	8,351,744	8,352
		18,393
Total short-term securities (cost: $104,828,000)		104,807
Total investment securities 104.55% (cost: $1,140,863,000)		1,363,319
Other assets less liabilities (4.55)%		(59,366)
Net assets 100.00%		$1,303,953
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	204	7/3/2024	USD41,715	$(37)
5 Year U.S. Treasury Note Futures	Long	420	7/3/2024	44,947	97
10 Year U.S. Treasury Note Futures	Long	48	6/28/2024	5,318	23
10 Year U.S. Treasury Note Futures	Long	1	6/28/2024	115	— [4]
20 Year U.S. Treasury Bond Futures	Long	8	6/28/2024	963	12
30 Year Ultra U.S. Treasury Bond Futures	Long	54	6/28/2024	6,966	157
					$252
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD5,215	$(22)	$—	$(22)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	(24)	—	(24)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	5,635	(24)	—	(24)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	(4)	—	(4)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	(18)	—	(18)
SOFR	Annual	3.055%	Annual	4/6/2031	6,700	339	—	339
SOFR	Annual	2.91%	Annual	9/18/2050	593	76	—	76
						$323	$—	$323
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[16] (000)	Value at 3/31/2024[17] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD5,970	$440	$(25)	$465
American Funds Insurance Series — Page 91 of 278

unaudited
Investments in affiliates13

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Investment funds 2.31%
Capital Group Central Corporate Bond Fund	$34,970	$340	$4,712	$(941)	$474	$30,131	$340
Short-term securities 6.63%
Money market investments 6.63%
Capital Group Central Cash Fund 5.37%[14]	91,779	45,281	50,621	— [4]	(25)	86,414	1,276
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[14,15]	59		59 [18]			—	— [19]
Total short-term securities						86,414
Total 8.94%				$(941)	$449	$116,545	$1,616

[1]	All or a portion of this security was on loan. The total value of all such securities was $19,318,000, which represented 1.48% of the net assets of the fund.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $24,299,000, which represented 1.86% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,088,000, which represented .16% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Rate represents the seven-day yield at 3/31/2024.
[15]	Security purchased with cash collateral from securities on loan.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Represents net activity.
[19]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
G.O. = General Obligation

GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 92 of 278

Asset Allocation Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 66.71% Information technology 15.38%	Shares	Value (000)
Broadcom, Inc.	1,108,718	$1,469,506
Microsoft Corp.	2,618,640	1,101,714
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,595,426	489,158
ASML Holding NV (ADR)	449,711	436,431
Oracle Corp.	1,300,746	163,387
Apple, Inc.	604,712	103,696
Applied Materials, Inc.	426,300	87,916
MicroStrategy, Inc., Class A1,2	43,100	73,467
NVIDIA Corp.	58,622	52,968
Synopsys, Inc.[1]	90,490	51,715
Salesforce, Inc.	171,310	51,595
Diebold Nixdorf, Inc.[1]	532,940	18,354
Micron Technology, Inc.	120,442	14,199
TE Connectivity, Ltd.	14,600	2,121
		4,116,227
Health care 10.19%
Eli Lilly and Co.	708,710	551,348
UnitedHealth Group, Inc.	983,396	486,486
Vertex Pharmaceuticals, Inc.[1]	1,003,584	419,508
Gilead Sciences, Inc.	5,061,938	370,787
Thermo Fisher Scientific, Inc.	300,000	174,363
Regeneron Pharmaceuticals, Inc.[1]	150,000	144,374
Novo Nordisk AS, Class B	929,600	118,495
AstraZeneca PLC	461,000	62,130
AstraZeneca PLC (ADR)	190,000	12,873
Centene Corp.[1]	675,000	52,974
AbbVie, Inc.	263,212	47,931
Cooper Companies, Inc.	418,000	42,410
CVS Health Corp.	506,300	40,382
Merck & Co., Inc.	280,560	37,020
Alnylam Pharmaceuticals, Inc.[1]	205,917	30,774
Pfizer, Inc.	909,119	25,228
Danaher Corp.	95,660	23,888
Illumina, Inc.[1]	155,967	21,417
Rotech Healthcare, Inc.[1,3,4]	184,138	19,334
Catalent, Inc.[1]	336,700	19,007
AbCellera Biologics, Inc.[1,2]	2,871,293	13,007
Biogen, Inc.[1]	34,200	7,375
Zoetis, Inc., Class A	42,300	7,158
		2,728,269
Financials 9.03%
Apollo Asset Management, Inc.	2,630,627	295,814
Aon PLC, Class A	735,000	245,284
JPMorgan Chase & Co.	1,179,000	236,154
American Funds Insurance Series — Page 93 of 278

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Synchrony Financial	4,100,000	$176,792
Capital One Financial Corp.	1,070,000	159,312
Ares Management Corp., Class A	1,015,403	135,028
Blue Owl Capital, Inc., Class A	7,085,161	133,626
Mastercard, Inc., Class A	272,177	131,072
Arthur J. Gallagher & Co.	427,724	106,948
Blackstone, Inc.	785,000	103,125
Wells Fargo & Co.	1,517,000	87,925
Discover Financial Services	600,000	78,654
CME Group, Inc., Class A	361,000	77,720
Fiserv, Inc.[1]	465,266	74,359
Nasdaq, Inc.	962,300	60,721
Intercontinental Exchange, Inc.	422,487	58,062
London Stock Exchange Group PLC	460,314	55,136
Visa, Inc., Class A	179,439	50,078
Fifth Third Bancorp	1,217,000	45,285
Carlyle Group, Inc. (The)	814,688	38,217
KKR & Co., Inc.	261,000	26,251
RenaissanceRe Holdings, Ltd.	97,535	22,924
Goldman Sachs Group, Inc.	30,100	12,573
Islandsbanki hf.	9,555,235	6,996
Sberbank of Russia PJSC[3]	8,880,000	— [5]
		2,418,056
Consumer discretionary 7.20%
Home Depot, Inc.	1,607,300	616,560
Booking Holdings, Inc.	107,243	389,065
General Motors Co.	4,500,000	204,075
LVMH Moët Hennessy-Louis Vuitton SE	202,300	181,956
D.R. Horton, Inc.	870,000	143,159
Royal Caribbean Cruises, Ltd.[1]	798,600	111,013
Darden Restaurants, Inc.	601,084	100,471
Compagnie Financière Richemont SA, Class A	329,286	50,204
YUM! Brands, Inc.	277,000	38,406
Moncler SpA	395,000	29,481
Restaurant Brands International, Inc.	271,440	21,566
Advance Auto Parts, Inc.	249,443	21,225
Hilton Worldwide Holdings, Inc.	92,000	19,625
Party City Holdco, Inc.[1,3]	68,158	1,277
Party City Holdco, Inc.[1,3,6]	681	13
		1,928,096
Industrials 6.94%
Caterpillar, Inc.	618,000	226,454
L3Harris Technologies, Inc.	1,031,041	219,715
Boeing Co.[1]	965,000	186,235
Northrop Grumman Corp.	310,000	148,385
Southwest Airlines Co.	3,565,000	104,062
CSX Corp.	2,693,817	99,860
Airbus SE, non-registered shares	537,469	98,992
General Electric Co.	533,132	93,581
TransDigm Group, Inc.	74,424	91,661
Safran SA	312,100	70,726
Union Pacific Corp.	279,386	68,709
Huntington Ingalls Industries, Inc.	231,800	67,563
American Funds Insurance Series — Page 94 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Republic Services, Inc.	340,689	$65,221
Deere & Co.	150,000	61,611
Eaton Corp. PLC	172,210	53,847
Cintas Corp.	64,200	44,107
Lockheed Martin Corp.	91,466	41,605
Quanta Services, Inc.	152,260	39,557
Carrier Global Corp.	587,000	34,122
Copart, Inc.[1]	544,117	31,515
Veralto Corp.	126,099	11,180
		1,858,708
Communication services 6.14%
Meta Platforms, Inc., Class A	1,506,000	731,283
Alphabet, Inc., Class C1	3,009,502	458,227
Alphabet, Inc., Class A1	531,770	80,260
Comcast Corp., Class A	5,491,873	238,073
Take-Two Interactive Software, Inc.[1]	550,000	81,669
Charter Communications, Inc., Class A1	184,000	53,476
		1,642,988
Consumer staples 3.81%
Philip Morris International, Inc.	3,727,171	341,483
Constellation Brands, Inc., Class A	663,689	180,364
Altria Group, Inc.	2,838,200	123,802
Target Corp.	500,000	88,605
Costco Wholesale Corp.	89,700	65,717
British American Tobacco PLC	1,080,000	32,797
British American Tobacco PLC (ADR)	882,000	26,901
Nestlé SA	516,000	54,784
Dollar Tree Stores, Inc.[1]	287,000	38,214
Mondelez International, Inc., Class A	440,000	30,800
Dollar General Corp.	125,000	19,508
Procter & Gamble Co.	105,500	17,117
		1,020,092
Energy 3.73%
Canadian Natural Resources, Ltd. (CAD denominated)	6,940,400	529,439
Schlumberger NV	2,040,257	111,827
ConocoPhillips	824,000	104,879
Halliburton Co.	2,534,613	99,914
Noble Corp. PLC, Class A	657,505	31,882
Exxon Mobil Corp.	233,835	27,181
Cenovus Energy, Inc. (CAD denominated)	1,348,236	26,954
TechnipFMC PLC[2]	902,000	22,649
EOG Resources, Inc.	174,000	22,244
New Fortress Energy, Inc., Class A2	408,780	12,505
TC Energy Corp. (CAD denominated)[2]	205,000	8,239
Altera Infrastructure, LP1,3	16,129	1,487
Constellation Oil Services Holding SA, Class B-1[1,3]	480,336	72
Bighorn Permian Resources, LLC[3]	4,392	— [5]
		999,272
American Funds Insurance Series — Page 95 of 278

unaudited
Common stocks (continued) Materials 3.60%	Shares	Value (000)
Royal Gold, Inc.	1,405,000	$171,143
Lundin Mining Corp.	14,980,000	153,278
Franco-Nevada Corp.	1,263,648	150,569
ATI, Inc.[1]	2,804,538	143,508
Wheaton Precious Metals Corp.	2,538,030	119,617
Nucor Corp.	500,000	98,950
First Quantum Minerals, Ltd.	5,805,000	62,398
Linde PLC	73,100	33,942
Celanese Corp.	160,000	27,497
Venator Materials PLC[1,3]	4,096	2,890
		963,792
Real estate 0.53%
Extra Space Storage, Inc. REIT	655,530	96,363
Crown Castle, Inc. REIT	435,600	46,100
		142,463
Utilities 0.16%
Constellation Energy Corp.	138,666	25,632
FirstEnergy Corp.	400,000	15,448
		41,080
Total common stocks (cost: $9,988,899,000)		17,859,043
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,6]	450	700
Total preferred securities (cost: $466,000)		700
Rights & warrants 0.00% Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,3]	4	— [5]
Total rights & warrants (cost: $0)		— [5]
Convertible stocks 0.13% Health care 0.13%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[3,4]	4,955,500	34,837
Total convertible stocks (cost: $50,000,000)		34,837
Convertible bonds & notes 0.01% Communication services 0.01%	Principal amount (000)
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD4,000	2,510
Total convertible bonds & notes (cost: $2,591,000)		2,510
American Funds Insurance Series — Page 96 of 278

unaudited
Bonds, notes & other debt instruments 24.34% Mortgage-backed obligations 9.29% Federal agency mortgage-backed obligations 8.69%	Principal amount (000)	Value (000)
Fannie Mae Pool #AD7072 4.00% 6/1/2025[7]	USD1	$1
Fannie Mae Pool #AE3069 4.00% 9/1/2025[7]	— [5]	— [5]
Fannie Mae Pool #AH0829 4.00% 1/1/2026[7]	— [5]	— [5]
Fannie Mae Pool #AH6431 4.00% 2/1/2026[7]	93	92
Fannie Mae Pool #AH5618 4.00% 2/1/2026[7]	1	1
Fannie Mae Pool #890329 4.00% 4/1/2026[7]	12	11
Fannie Mae Pool #MA1109 4.00% 5/1/2027[7]	1	1
Fannie Mae Pool #MA3653 3.00% 3/1/2029[7]	9	9
Fannie Mae Pool #AL8347 4.00% 3/1/2029[7]	68	67
Fannie Mae Pool #254767 5.50% 6/1/2033[7]	167	171
Fannie Mae Pool #555956 5.50% 12/1/2033[7]	106	108
Fannie Mae Pool #BN1085 4.00% 1/1/2034[7]	341	333
Fannie Mae Pool #929185 5.50% 1/1/2036[7]	331	337
Fannie Mae Pool #893641 6.00% 9/1/2036[7]	551	571
Fannie Mae Pool #893688 6.00% 10/1/2036[7]	140	145
Fannie Mae Pool #AS8554 3.00% 12/1/2036[7]	5,209	4,793
Fannie Mae Pool #907239 6.00% 12/1/2036[7]	31	32
Fannie Mae Pool #928031 6.00% 1/1/2037[7]	49	50
Fannie Mae Pool #888292 6.00% 3/1/2037[7]	457	474
Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]	88	90
Fannie Mae Pool #190379 5.50% 5/1/2037[7]	46	47
Fannie Mae Pool #924952 6.00% 8/1/2037[7]	694	719
Fannie Mae Pool #888637 6.00% 9/1/2037[7]	8	8
Fannie Mae Pool #995674 6.00% 5/1/2038[7]	263	273
Fannie Mae Pool #AD0119 6.00% 7/1/2038[7]	817	848
Fannie Mae Pool #995224 6.00% 9/1/2038[7]	7	7
Fannie Mae Pool #AE0021 6.00% 10/1/2038[7]	256	265
Fannie Mae Pool #AL7164 6.00% 10/1/2038[7]	176	182
Fannie Mae Pool #889983 6.00% 10/1/2038[7]	15	16
Fannie Mae Pool #AD0095 6.00% 11/1/2038[7]	583	604
Fannie Mae Pool #AB0538 6.00% 11/1/2038[7]	98	102
Fannie Mae Pool #995391 6.00% 11/1/2038[7]	11	12
Fannie Mae Pool #AD0833 6.00% 1/1/2039[7]	— [5]	— [5]
Fannie Mae Pool #AL0309 6.00% 1/1/2040[7]	53	55
Fannie Mae Pool #AL0013 6.00% 4/1/2040[7]	156	162
Fannie Mae Pool #AL7228 6.00% 4/1/2041[7]	203	210
Fannie Mae Pool #AB4536 6.00% 6/1/2041[7]	364	378
Fannie Mae Pool #MA4387 2.00% 7/1/2041[7]	6,905	5,818
Fannie Mae Pool #MA4501 2.00% 12/1/2041[7]	7,956	6,684
Fannie Mae Pool #FS0305 1.50% 1/1/2042[7]	20,812	16,963
Fannie Mae Pool #MA4520 2.00% 1/1/2042[7]	13,537	11,373
Fannie Mae Pool #AP2131 3.50% 8/1/2042[7]	2,765	2,546
Fannie Mae Pool #AU8813 4.00% 11/1/2043[7]	1,905	1,824
Fannie Mae Pool #AU9348 4.00% 11/1/2043[7]	1,035	991
Fannie Mae Pool #AU9350 4.00% 11/1/2043[7]	877	837
Fannie Mae Pool #AL8773 3.50% 2/1/2045[7]	4,760	4,381
Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	7,878	7,189
Fannie Mae Pool #AL8354 3.50% 10/1/2045[7]	1,163	1,064
Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]	2,464	2,257
Fannie Mae Pool #BC7611 4.00% 5/1/2046[7]	83	78
Fannie Mae Pool #AS8310 3.00% 11/1/2046[7]	333	298
Fannie Mae Pool #BD9307 4.00% 11/1/2046[7]	1,280	1,211
Fannie Mae Pool #BD9699 3.50% 12/1/2046[7]	1,432	1,307
Fannie Mae Pool #BE1290 3.50% 2/1/2047[7]	1,906	1,739
American Funds Insurance Series — Page 97 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM1179 3.00% 4/1/2047[7]	USD424	$377
Fannie Mae Pool #256975 7.00% 10/1/2047[7]	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047[7]	1,369	1,248
Fannie Mae Pool #257036 7.00% 11/1/2047[7]	6	6
Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]	2,362	2,238
Fannie Mae Pool #MA3277 4.00% 2/1/2048[7]	9	9
Fannie Mae Pool #BK5255 4.00% 5/1/2048[7]	10	9
Fannie Mae Pool #FM3278 3.50% 11/1/2048[7]	15,091	13,766
Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	2,035	1,851
Fannie Mae Pool #CA4756 3.00% 12/1/2049[7]	1,569	1,378
Fannie Mae Pool #CA5968 2.50% 6/1/2050[7]	5,081	4,282
Fannie Mae Pool #CA6593 2.50% 8/1/2050[7]	11,519	9,701
Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	360	313
Fannie Mae Pool #CA7737 2.50% 11/1/2050[7]	9,376	7,851
Fannie Mae Pool #CA7599 2.50% 11/1/2050[7]	1,454	1,229
Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]	13,158	11,629
Fannie Mae Pool #MA4237 2.00% 1/1/2051[7]	6,256	4,983
Fannie Mae Pool #CA8828 2.50% 2/1/2051[7]	3,689	3,099
Fannie Mae Pool #CB0290 2.00% 4/1/2051[7]	4,492	3,580
Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	5,083	4,415
Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	612	532
Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	476	414
Fannie Mae Pool #FM8453 3.00% 8/1/2051[7]	4,454	3,905
Fannie Mae Pool #CB1304 3.00% 8/1/2051[7]	79	69
Fannie Mae Pool #CB1810 3.00% 10/1/2051[7]	154	132
Fannie Mae Pool #CB2078 3.00% 11/1/2051[7]	8,946	7,761
Fannie Mae Pool #CB2286 2.50% 12/1/2051[7]	15,907	13,330
Fannie Mae Pool #CB2375 2.50% 12/1/2051[7]	7,383	6,194
Fannie Mae Pool #CB2319 2.50% 12/1/2051[7]	180	151
Fannie Mae Pool #BT9483 2.50% 12/1/2051[7]	87	73
Fannie Mae Pool #CB2372 2.50% 12/1/2051[7]	86	72
Fannie Mae Pool #BT9510 2.50% 12/1/2051[7]	86	72
Fannie Mae Pool #FS0182 3.00% 1/1/2052[7]	11,666	10,124
Fannie Mae Pool #BV3076 2.00% 2/1/2052[7]	8,060	6,394
Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	60,825	53,475
Fannie Mae Pool #BW2918 4.50% 6/1/2052[7]	5,663	5,395
Fannie Mae Pool #BW1192 4.50% 9/1/2052[7]	695	662
Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]	11,720	11,165
Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]	858	821
Fannie Mae Pool #FS5554 4.50% 11/1/2052[7]	3,274	3,119
Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	2,691	2,683
Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	1,143	1,141
Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	2,822	2,813
Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	833	814
Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	195	194
Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]	26,027	25,403
Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	696	693
Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]	1,584	1,634
Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]	554	567
Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]	408	418
Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	2,604	2,592
Fannie Mae Pool #MA5107 5.50% 8/1/2053[7]	114	113
Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	24,506	24,733
Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	2,017	2,007
American Funds Insurance Series — Page 98 of 278

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	USD6,001	$6,057
Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	8,985	9,068
Fannie Mae Pool #FS6668 5.50% 12/1/2053[7]	297	296
Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]	9,907	10,136
Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]	276	275
Fannie Mae Pool #CB7932 6.00% 2/1/2054[7]	3,754	3,796
Fannie Mae Pool #CB7933 6.50% 2/1/2054[7]	3,035	3,107
Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	14,623	14,552
Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	5,557	5,537
Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]	999	1,014
Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	11	11
Fannie Mae Pool #BM6736 4.50% 11/1/2059[7]	10,442	10,033
Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	3,728	3,120
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]	22	23
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[7]	67	67
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[7]	31	26
Freddie Mac Pool #C91912 3.00% 2/1/2037[7]	9,572	8,813
Freddie Mac Pool #G03978 5.00% 3/1/2038[7]	379	382
Freddie Mac Pool #G04553 6.50% 9/1/2038[7]	42	44
Freddie Mac Pool #G08347 4.50% 6/1/2039[7]	58	57
Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]	22,804	19,319
Freddie Mac Pool #C03518 5.00% 9/1/2040[7]	513	512
Freddie Mac Pool #Q05807 4.00% 1/1/2042[7]	1,449	1,375
Freddie Mac Pool #Q23185 4.00% 11/1/2043[7]	1,081	1,037
Freddie Mac Pool #Q23190 4.00% 11/1/2043[7]	715	683
Freddie Mac Pool #760014 2.704% 8/1/2045[7,8]	160	154
Freddie Mac Pool #Q37988 4.00% 12/1/2045[7]	4,924	4,673
Freddie Mac Pool #G60344 4.00% 12/1/2045[7]	4,330	4,109
Freddie Mac Pool #Z40130 3.00% 1/1/2046[7]	3,868	3,460
Freddie Mac Pool #Q41090 4.50% 6/1/2046[7]	198	193
Freddie Mac Pool #Q41909 4.50% 7/1/2046[7]	202	197
Freddie Mac Pool #760015 2.636% 1/1/2047[7,8]	396	374
Freddie Mac Pool #Q46021 3.50% 2/1/2047[7]	1,108	1,012
Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]	2,069	1,954
Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	390	339
Freddie Mac Pool #SD8106 2.00% 11/1/2050[7]	30,682	24,475
Freddie Mac Pool #SD7528 2.00% 11/1/2050[7]	16,307	13,185
Freddie Mac Pool #RA5288 2.00% 5/1/2051[7]	28,402	22,782
Freddie Mac Pool #SD7544 3.00% 7/1/2051[7]	377	331
Freddie Mac Pool #RA5782 2.50% 9/1/2051[7]	9,414	7,901
Freddie Mac Pool #SD7545 2.50% 9/1/2051[7]	6,396	5,389
Freddie Mac Pool #RA5971 3.00% 9/1/2051[7]	6,239	5,450
Freddie Mac Pool #QC6456 3.00% 9/1/2051[7]	675	582
Freddie Mac Pool #SD0734 3.00% 10/1/2051[7]	166	145
Freddie Mac Pool #RA6483 2.50% 12/1/2051[7]	6,333	5,314
Freddie Mac Pool #SD7552 2.50% 1/1/2052[7]	2,209	1,854
Freddie Mac Pool #SD0813 3.00% 1/1/2052[7]	312	273
Freddie Mac Pool #QD7089 3.50% 2/1/2052[7]	994	894
Freddie Mac Pool #SD7554 2.50% 4/1/2052[7]	85	71
Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]	51	45
Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	2,287	2,123
Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]	1,303	1,136
Freddie Mac Pool #QE7976 4.50% 8/1/2052[7]	42,233	40,250
Freddie Mac Pool #QE8579 4.50% 8/1/2052[7]	191	182
American Funds Insurance Series — Page 99 of 278

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF0212 4.50% 9/1/2052[7]	USD870	$829
Freddie Mac Pool #QE9497 4.50% 9/1/2052[7]	218	208
Freddie Mac Pool #SD1608 4.50% 9/1/2052[7]	130	124
Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]	1,218	1,190
Freddie Mac Pool #QF1236 4.50% 10/1/2052[7]	1,270	1,210
Freddie Mac Pool #SD2465 4.50% 10/1/2052[7]	84	80
Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	6,386	6,237
Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	1,347	1,316
Freddie Mac Pool #RA8647 4.50% 5/1/2053[7]	88	84
Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	433	422
Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	3,086	3,072
Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	748	769
Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	652	668
Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	607	627
Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	574	595
Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	415	432
Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	310	320
Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	228	233
Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	168	175
Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	34	34
Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	9,372	9,329
Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	28,311	28,179
Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]	5,802	5,857
Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	64,448	62,905
Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	26,026	25,901
Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	12,726	12,664
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	1,740	1,737
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	1,330	1,325
Freddie Mac, Series T041, Class 3A, 4.335% 7/25/2032[7,8]	166	155
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	2,365	2,178
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,8]	1,022	947
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	4,608	4,230
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	4,518	4,156
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	835	737
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	692	617
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	1,517	1,437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]	1,779	1,575
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	8,133	7,608
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]	4,753	4,321
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	1,869	1,760
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[7]	3,712	3,530
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[7]	2,455	2,296
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]	2,316	2,143
Government National Mortgage Assn. 2.50% 4/1/2054[7,9]	5,115	4,357
Government National Mortgage Assn. 3.00% 4/1/2054[7,9]	62,663	55,269
Government National Mortgage Assn. 4.00% 4/1/2054[7,9]	12,484	11,684
Government National Mortgage Assn. 2.50% 5/1/2054[7,9]	8,885	7,577
Government National Mortgage Assn. 4.00% 5/1/2054[7,9]	1,800	1,686
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[7]	424	399
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]	291	284
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[7]	174	169
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[7]	7,389	6,058
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[7]	74,090	60,800
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[7]	1,501	1,462
American Funds Insurance Series — Page 100 of 278

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[7]	USD421	$410
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[7]	155	132
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[7]	13,375	11,396
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[7]	146	133
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[7]	952	812
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[7]	714	650
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	1,618	1,514
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[7]	33,504	30,492
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[7]	2,424	2,067
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[7]	2,135	1,821
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]	3,198	3,073
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[7]	29,896	28,729
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]	2,075	1,563
Uniform Mortgage-Backed Security 2.50% 4/1/2039[7,9]	638	581
Uniform Mortgage-Backed Security 2.00% 4/1/2054[7,9]	36,409	28,810
Uniform Mortgage-Backed Security 2.50% 4/1/2054[7,9]	53,745	44,431
Uniform Mortgage-Backed Security 3.00% 4/1/2054[7,9]	15,683	13,494
Uniform Mortgage-Backed Security 3.50% 4/1/2054[7,9]	74,042	66,270
Uniform Mortgage-Backed Security 4.00% 4/1/2054[7,9]	98,266	91,009
Uniform Mortgage-Backed Security 4.50% 4/1/2054[7,9]	20,100	19,143
Uniform Mortgage-Backed Security 5.00% 4/1/2054[7,9]	92,482	90,246
Uniform Mortgage-Backed Security 5.50% 4/1/2054[7,9]	65,495	65,180
Uniform Mortgage-Backed Security 6.00% 4/1/2054[7,9]	63,538	64,126
Uniform Mortgage-Backed Security 6.50% 4/1/2054[7,9]	132,838	135,730
Uniform Mortgage-Backed Security 2.00% 5/1/2054[7,9]	160,005	126,818
Uniform Mortgage-Backed Security 2.50% 5/1/2054[7,9]	261,285	216,289
Uniform Mortgage-Backed Security 3.00% 5/1/2054[7,9]	63,000	54,267
Uniform Mortgage-Backed Security 3.50% 5/1/2054[7,9]	54,250	48,589
Uniform Mortgage-Backed Security 4.00% 5/1/2054[7,9]	96,650	89,551
Uniform Mortgage-Backed Security 4.50% 5/1/2054[7,9]	77,683	74,011
Uniform Mortgage-Backed Security 5.50% 5/1/2054[7,9]	30,000	29,853
Uniform Mortgage-Backed Security 6.00% 5/1/2054[7,9]	39,150	39,502
Uniform Mortgage-Backed Security 6.00% 6/1/2054[7,9]	4,350	4,391
		2,326,592
Commercial mortgage-backed securities 0.48%
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[7]	6,201	6,539
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[7,8]	857	919
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[7]	2,909	2,499
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[7]	1,000	947
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[7]	2,960	2,476
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.714% 4/15/2029[6,7,8]	6,204	6,214
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.029% 9/15/2034[6,7,8]	5,711	5,651
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[6,7,8]	4,505	4,474
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[6,7,8]	7,968	7,895
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.737% 10/15/2036[6,7,8]	5,968	5,893
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.11% 6/15/2038[6,7,8]	6,654	6,612
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.31% 6/15/2038[6,7,8]	1,201	1,190
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.54% 6/15/2038[6,7,8]	1,085	1,074
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.29% 11/15/2038[6,7,8]	5,175	5,127
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.315% 2/15/2039[6,7,8]	4,834	4,793
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[6,7,8]	3,606	3,672
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[7]	114	114
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[7]	4,735	4,640
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[7]	USD400	$394
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[6,7]	3,677	3,764
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.52% 7/15/2038[6,7,8]	1,439	1,440
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.82% 7/15/2038[6,7,8]	1,314	1,315
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.14% 7/15/2038[6,7,8]	1,372	1,372
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[6,7]	3,795	3,092
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[6,7,8]	1,355	1,325
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[7]	2,489	2,123
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[6,7]	1,698	1,505
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[6,7]	578	491
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[6,7,8]	100	81
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.84% 10/15/2038[6,7,8]	1,326	1,325
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[6,7]	13,772	12,244
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.241% 4/15/2038[6,7,8]	3,314	3,301
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[7]	248	245
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[7]	165	163
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[6,7]	2,194	1,817
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.171% 11/15/2038[6,7,8]	4,601	4,571
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.325% 1/15/2039[6,7,8]	10,709	10,651
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.114% 11/15/2027[6,7,8]	6,379	6,417
		128,365
Collateralized mortgage-backed obligations (privately originated) 0.12%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[6,7,8]	882	766
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[6,7,8]	865	856
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.07% 10/25/2041[6,7,8]	8	8
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[6,7]	3,959	3,683
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[7]	135	130
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[6,7]	1,953	2,105
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[6,7]	5,972	6,445
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.735% 10/25/2027[7,8]	84	85
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.47% 9/25/2042[6,7,8]	684	692
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[6,7]	3,959	3,596
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[7]	267	257
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.294% 11/25/2055[6,7,8]	4,040	4,037
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[6,7]	2,450	2,246
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[6,7]	2,995	2,831
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[6,7,10]	3,074	3,087
		30,824
Total mortgage-backed obligations		2,485,781
American Funds Insurance Series — Page 102 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 6.61% Financials 1.56%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD5,457	$5,070
AG Issuer, LLC 6.25% 3/1/2028[6]	4,470	4,381
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	1,072	1,111
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,10]	7,750	7,955
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]	2,100	1,979
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	2,295	2,134
Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,330
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[10]	4,810	4,875
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[10]	2,686	2,879
American International Group, Inc. 5.125% 3/27/2033	2,937	2,923
AmWINS Group, Inc. 4.875% 6/30/2029[6]	1,348	1,260
Aretec Group, Inc. 7.50% 4/1/2029[6]	1,250	1,191
Banco Santander, SA 2.746% 5/28/2025	1,200	1,160
Banco Santander, SA 5.147% 8/18/2025	1,400	1,391
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	2,428	2,167
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]	2,250	2,239
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	2,098	2,101
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	1,000	815
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	4,535	4,523
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	8,050	8,106
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[10]	3,477	3,481
Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	484
Block, Inc. 3.50% 6/1/2031	2,325	2,026
Blue Owl Capital Corp. 4.00% 3/30/2025	102	100
Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,216
Blue Owl Capital Corp. II 4.625% 11/26/2024[6]	512	507
Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,297
Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,500	2,373
Blue Owl Credit Income Corp. 6.65% 3/15/2031[6]	1,630	1,592
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,10]	3,062	2,836
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,10]	2,829	2,473
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[6,10]	281	283
Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	1,150	1,205
BPCE SA 5.15% 7/21/2024[6]	3,710	3,695
BPCE SA 1.00% 1/20/2026[6]	3,000	2,782
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,10]	5,000	5,015
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,10]	271	272
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,10]	1,450	1,480
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,10]	4,375	4,375
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	7,109	7,242
Castlelake Aviation Finance DAC 5.00% 4/15/2027[6]	3,370	3,249
Chubb INA Holdings, Inc. 3.35% 5/3/2026	880	851
Chubb INA Holdings, Inc. 5.00% 3/15/2034	4,223	4,240
Chubb INA Holdings, Inc. 4.35% 11/3/2045	400	356
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	8,000	8,015
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	6,275	6,248
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	3,254	2,891
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	1,475	1,499
CME Group, Inc. 3.75% 6/15/2028	3,425	3,324
Coinbase Global, Inc. 3.375% 10/1/2028[6]	4,875	4,182
Coinbase Global, Inc. 3.625% 10/1/2031[6]	5,230	4,229
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	820	780
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	715	640
American Funds Insurance Series — Page 103 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Cooperatieve Rabobank UA 4.375% 8/4/2025	USD4,500	$4,424
Corebridge Financial, Inc. 3.50% 4/4/2025	642	629
Corebridge Financial, Inc. 3.65% 4/5/2027	914	873
Corebridge Financial, Inc. 3.85% 4/5/2029	621	581
Corebridge Financial, Inc. 3.90% 4/5/2032	351	316
Corebridge Financial, Inc. 4.35% 4/5/2042	203	171
Corebridge Financial, Inc. 4.40% 4/5/2052	489	399
Crédit Agricole SA 4.375% 3/17/2025[6]	850	837
Credit Suisse AG 3.625% 9/9/2024	1,500	1,486
Credit Suisse AG 7.95% 1/9/2025	7,750	7,880
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	6,650	6,108
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[10]	1,109	1,108
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	2,250	2,328
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	750	785
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	300	264
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[6,10]	7,750	7,788
Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	220
Fiserv, Inc. 3.50% 7/1/2029	471	439
Fiserv, Inc. 2.65% 6/1/2030	3,605	3,142
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	2,198	2,021
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	4,000	3,727
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	390	370
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	2,323	1,950
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	2,000	1,505
Hightower Holding, LLC 6.75% 4/15/2029[6]	870	818
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[10]	625	613
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[10]	1,500	1,402
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	1,436	1,205
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	400	334
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	5,770	6,084
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]	1,076	1,089
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]	537	576
Intercontinental Exchange, Inc. 2.65% 9/15/2040	7,425	5,358
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	1,730	1,724
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[6,10]	4,600	5,140
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,10]	3,621	3,865
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[10]	2,975	2,754
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]	1,066	1,063
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	4,000	3,909
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	3,740	3,710
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]	4,250	4,420
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	6,527	6,555
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[10]	1,452	1,552
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	1,222	1,137
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	800	737
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]	10,155	10,221
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,678
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	670
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	593
American Funds Insurance Series — Page 104 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mastercard, Inc. 4.85% 3/9/2033	USD5,489	$5,532
Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	1,600	1,603
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	2,450	2,424
Morgan Stanley 3.125% 7/27/2026	325	311
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	425	424
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	4,458	4,456
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[10]	4,150	4,188
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[10]	2,500	2,481
Nasdaq, Inc. 5.35% 6/28/2028	1,926	1,952
Nasdaq, Inc. 5.55% 2/15/2034	4,870	4,955
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[6]	1,630	1,620
Navient Corp. 6.75% 6/15/2026	300	303
Navient Corp. 5.50% 3/15/2029	10,330	9,630
Navient Corp. 11.50% 3/15/2031	4,860	5,415
New York Life Global Funding 2.35% 7/14/2026[6]	590	557
New York Life Global Funding 4.55% 1/28/2033[6]	1,263	1,220
Northwestern Mutual Global Funding 1.75% 1/11/2027[6]	2,500	2,294
OneMain Finance Corp. 3.875% 9/15/2028	756	675
OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,648
Osaic Holdings, Inc. 10.75% 8/1/2027[6]	2,420	2,510
Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,789
Oxford Finance, LLC 6.375% 2/1/2027[6]	1,125	1,068
PayPal Holdings, Inc. 2.65% 10/1/2026	662	625
PayPal Holdings, Inc. 2.30% 6/1/2030	616	532
PNC Financial Services Group, Inc. 3.90% 4/29/2024	2,000	1,997
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	380
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	360
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	532
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,109
Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,883
Prudential Financial, Inc. 3.70% 3/13/2051	755	579
Rocket Mortgage, LLC 2.875% 10/15/2026[6]	2,110	1,951
Rocket Mortgage, LLC 3.625% 3/1/2029[6]	1,505	1,355
Royal Bank of Canada 1.15% 6/10/2025	4,711	4,495
Starwood Property Trust, Inc. 4.375% 1/15/2027[6]	3,580	3,371
Starwood Property Trust, Inc. 7.25% 4/1/2029[6]	425	429
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,10]	1,000	974
Toronto-Dominion Bank (The) 2.65% 6/12/2024	625	621
Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,375	5,050
Toronto-Dominion Bank (The) 1.25% 9/10/2026	2,425	2,213
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,500	2,312
Travelers Companies, Inc. 4.00% 5/30/2047	860	715
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[10]	1,677	1,789
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[8,11]	4,160	4,191
U.S. Bancorp 2.375% 7/22/2026	4,000	3,770
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,10]	1,568	1,546
UBS Group AG 4.125% 9/24/2025[6]	2,750	2,695
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,10]	1,250	1,199
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,10,12]	800	757
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,10]	3,575	3,581
American Funds Insurance Series — Page 105 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[6,10]	USD3,075	$3,092
UniCredit SpA 4.625% 4/12/2027[6]	625	610
Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[10]	8,000	7,762
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[10]	4,337	4,129
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[10]	8,250	8,595
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]	2,000	2,009
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	8,250	8,853
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]	2,149	1,901
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	3,000	2,919
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	3,325	2,745
Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,060
		418,127
Health care 0.78%
AbbVie, Inc. 3.80% 3/15/2025	206	203
AbbVie, Inc. 2.95% 11/21/2026	1,445	1,376
AbbVie, Inc. 4.80% 3/15/2029	4,250	4,258
AbbVie, Inc. 4.95% 3/15/2031	4,250	4,282
AbbVie, Inc. 5.05% 3/15/2034	2,250	2,279
AbbVie, Inc. 5.40% 3/15/2054	2,000	2,060
AdaptHealth, LLC 6.125% 8/1/2028[6]	645	606
AdaptHealth, LLC 4.625% 8/1/2029[6]	1,870	1,611
AdaptHealth, LLC 5.125% 3/1/2030[6]	1,010	882
Amgen, Inc. 5.25% 3/2/2030	1,244	1,263
Amgen, Inc. 5.60% 3/2/2043	1,500	1,527
Amgen, Inc. 5.65% 3/2/2053	878	895
Amgen, Inc. 4.40% 2/22/2062	1,697	1,400
Amgen, Inc. 5.75% 3/2/2063	258	263
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,662
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,850	1,857
AstraZeneca Finance, LLC 2.25% 5/28/2031	742	627
AstraZeneca Finance, LLC 5.00% 2/26/2034	12,050	12,106
AstraZeneca PLC 3.375% 11/16/2025	1,140	1,111
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	6,275	5,930
Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	7,450	4,073
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.679% 2/1/2027[8,11]	986	776
Baxter International, Inc. 1.322% 11/29/2024	7,109	6,907
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,328
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,803
Bayer US Finance, LLC 6.125% 11/21/2026[6]	6,047	6,099
Bayer US Finance, LLC 6.25% 1/21/2029[6]	3,451	3,513
Becton, Dickinson and Co. 3.363% 6/6/2024	198	197
Bristol-Myers Squibb Co. 4.90% 2/22/2029	6,250	6,281
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,818
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,575	2,616
Bristol-Myers Squibb Co. 5.55% 2/22/2054	4,450	4,580
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,550	3,655
Centene Corp. 4.25% 12/15/2027	565	539
Centene Corp. 4.625% 12/15/2029	1,265	1,202
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[6]	2,750	2,534
American Funds Insurance Series — Page 106 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[6]	USD4,325	$3,530
CVS Health Corp. 5.00% 1/30/2029	3,831	3,843
CVS Health Corp. 5.30% 6/1/2033	4,018	4,029
CVS Health Corp. 5.875% 6/1/2053	1,250	1,273
Elevance Health, Inc. 2.375% 1/15/2025	818	798
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,408
Elevance Health, Inc. 4.75% 2/15/2033	811	792
Elevance Health, Inc. 5.125% 2/15/2053	344	330
Eli Lilly and Co. 3.375% 3/15/2029	1,353	1,284
Eli Lilly and Co. 4.70% 2/27/2033	1,543	1,540
Eli Lilly and Co. 4.875% 2/27/2053	447	437
Gilead Sciences, Inc. 5.25% 10/15/2033	3,642	3,719
HCA, Inc. 3.375% 3/15/2029	804	738
HCA, Inc. 3.625% 3/15/2032	1,000	886
HCA, Inc. 4.375% 3/15/2042	1,500	1,260
HCA, Inc. 4.625% 3/15/2052	1,450	1,213
Humana, Inc. 5.375% 4/15/2031	3,194	3,197
Humana, Inc. 5.75% 4/15/2054	1,517	1,528
Jazz Securities DAC 4.375% 1/15/2029[6]	1,975	1,841
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,175
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	3,884
Merck & Co., Inc. 1.90% 12/10/2028	600	532
Merck & Co., Inc. 2.75% 12/10/2051	1,103	722
Molina Healthcare, Inc. 3.875% 11/15/2030[6]	2,899	2,580
Molina Healthcare, Inc. 3.875% 5/15/2032[6]	3,855	3,360
Novant Health, Inc. 3.168% 11/1/2051	3,750	2,625
Novartis Capital Corp. 1.75% 2/14/2025	1,250	1,214
Novartis Capital Corp. 2.00% 2/14/2027	2,386	2,223
Owens & Minor, Inc. 4.50% 3/31/2029[6]	5,065	4,643
Owens & Minor, Inc. 6.625% 4/1/2030[6]	1,495	1,485
Par Pharmaceutical, Inc. 7.50% 4/1/2027[6]	9,648	6,378
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,750	1,726
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,750	1,734
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	503	496
Radiology Partners, Inc. 3.50% PIK and 5.00% Cash 1/31/2029[6,13]	3,165	2,940
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 10.179% 1/31/2029[8,11]	3,347	3,230
Summa Health 3.511% 11/15/2051	1,655	1,236
Tenet Healthcare Corp. 4.25% 6/1/2029	1,560	1,452
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	2,253	2,253
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	17,790	16,646
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,538
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	3,550	2,450
		209,287
Energy 0.68%
Antero Midstream Partners, LP 5.375% 6/15/2029[6]	2,170	2,089
Antero Resources Corp. 7.625% 2/1/2029[6]	955	982
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[6]	2,000	2,006
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	1,270	1,212
Baytex Energy Corp. 8.50% 4/30/2030[6]	225	235
Borr IHC, Ltd. 10.00% 11/15/2028[6]	2,133	2,227
BP Capital Markets America, Inc. 2.772% 11/10/2050	681	441
Callon Petroleum Co. 7.50% 6/15/2030[6]	680	721
American Funds Insurance Series — Page 107 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	USD961	$920
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,412
Chesapeake Energy Corp. 5.875% 2/1/2029[6]	2,240	2,224
CITGO Petroleum Corp. 8.375% 1/15/2029[6]	2,075	2,182
Civitas Resources, Inc. 5.00% 10/15/2026[6]	480	470
Civitas Resources, Inc. 8.375% 7/1/2028[6]	1,705	1,797
Civitas Resources, Inc. 8.625% 11/1/2030[6]	525	564
Civitas Resources, Inc. 8.75% 7/1/2031[6]	735	787
CNX Midstream Partners, LP 4.75% 4/15/2030[6]	1,055	941
CNX Resources Corp. 6.00% 1/15/2029[6]	2,675	2,622
CNX Resources Corp. 7.375% 1/15/2031[6]	553	564
CNX Resources Corp. 7.25% 3/1/2032[6]	505	514
Comstock Resources, Inc. 5.875% 1/15/2030[6]	450	408
ConocoPhillips Co. 3.80% 3/15/2052	2,000	1,564
ConocoPhillips Co. 5.30% 5/15/2053	1,015	1,009
ConocoPhillips Co. 5.55% 3/15/2054	1,914	1,974
Constellation Oil Services Holding SA 13.50% 6/30/2025[3,6]	941	941
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[13]	445	357
Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	495	499
Diamond Foreign Asset Co. 8.50% 10/1/2030[6]	575	607
Diamondback Energy, Inc. 6.25% 3/15/2053	500	540
Enbridge Energy Partners, LP 7.50% 4/15/2038	300	351
Enbridge, Inc. 2.50% 1/15/2025	300	293
Enbridge, Inc. 3.70% 7/15/2027	62	60
Enbridge, Inc. 6.70% 11/15/2053	3,732	4,221
Energy Transfer, LP 4.50% 4/15/2024	1,210	1,209
Energy Transfer, LP 4.75% 1/15/2026	2,494	2,469
Energy Transfer, LP 6.55% 12/1/2033	824	885
Energy Transfer, LP 5.00% 5/15/2050	1,869	1,641
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,518
Enterprise Products Operating, LLC 4.90% 5/15/2046	500	468
EQM Midstream Partners, LP 5.50% 7/15/2028	2,573	2,540
EQM Midstream Partners, LP 7.50% 6/1/2030[6]	642	687
EQM Midstream Partners, LP 4.75% 1/15/2031[6]	1,635	1,522
Equinor ASA 3.25% 11/10/2024	2,850	2,814
Equinor ASA 3.625% 9/10/2028	3,685	3,549
Equinor ASA 4.25% 11/23/2041	2,000	1,799
Exxon Mobil Corp. 2.019% 8/16/2024	643	635
Exxon Mobil Corp. 2.44% 8/16/2029	213	191
Genesis Energy, LP 6.25% 5/15/2026	1,805	1,795
Genesis Energy, LP 8.00% 1/15/2027	4,612	4,670
Genesis Energy, LP 7.75% 2/1/2028	470	473
Genesis Energy, LP 8.25% 1/15/2029	720	740
Genesis Energy, LP 8.875% 4/15/2030	934	978
Global Partners, LP 8.25% 1/15/2032[6]	310	322
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028[6]	850	863
Hess Midstream Operations, LP 5.125% 6/15/2028[6]	1,655	1,603
Hess Midstream Operations, LP 4.25% 2/15/2030[6]	960	883
Hess Midstream Operations, LP 5.50% 10/15/2030[6]	400	388
Hilcorp Energy I, LP 6.00% 4/15/2030[6]	350	343
Hilcorp Energy I, LP 6.00% 2/1/2031[6]	460	449
Hilcorp Energy I, LP 8.375% 11/1/2033[6]	925	1,004
Jonah Energy, LLC 12.00% 11/5/2025[3]	707	707
American Funds Insurance Series — Page 108 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.00% 2/1/2029	USD7,261	$7,236
Kinder Morgan, Inc. 5.20% 6/1/2033	10,018	9,871
Kinder Morgan, Inc. 5.40% 2/1/2034	9,069	9,036
Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,170
Kodiak Gas Services, LLC 7.25% 2/15/2029[6]	220	224
Marathon Oil Corp. 4.40% 7/15/2027	1,005	977
Matador Resources Co. 6.50% 4/15/2032[6]	1,325	1,328
MPLX, LP 4.125% 3/1/2027	500	487
MPLX, LP 2.65% 8/15/2030	4,273	3,677
MPLX, LP 4.50% 4/15/2038	750	666
MPLX, LP 4.70% 4/15/2048	1,101	940
Nabors Industries, Inc. 9.125% 1/31/2030[6]	1,745	1,816
Nabors Industries, Ltd. 7.25% 1/15/2026[6]	750	746
New Fortress Energy, Inc. 6.75% 9/15/2025[6]	947	941
New Fortress Energy, Inc. 6.50% 9/30/2026[6]	6,840	6,590
New Fortress Energy, Inc. 8.75% 3/15/2029[6]	1,115	1,112
NGL Energy Operating, LLC 8.125% 2/15/2029[6]	580	594
NGL Energy Operating, LLC 8.375% 2/15/2032[6]	1,105	1,133
Noble Finance II, LLC 8.00% 4/15/2030[6]	175	182
Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	605	640
ONEOK, Inc. 5.55% 11/1/2026	989	998
ONEOK, Inc. 5.65% 11/1/2028	1,279	1,308
ONEOK, Inc. 5.80% 11/1/2030	384	396
ONEOK, Inc. 6.05% 9/1/2033	2,429	2,534
ONEOK, Inc. 6.625% 9/1/2053	3,372	3,719
Parkland Corp. 4.625% 5/1/2030[6]	1,035	955
Permian Resources Operating, LLC 9.875% 7/15/2031[6]	905	1,009
Permian Resources Operating, LLC 7.00% 1/15/2032[6]	785	815
Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,711
Pioneer Natural Resources Co. 2.15% 1/15/2031	1,669	1,405
Plains All American Pipeline, LP 3.80% 9/15/2030	113	104
Range Resources Corp. 4.75% 2/15/2030[6]	591	551
Rockies Express Pipeline, LLC 4.95% 7/15/2029[6]	2,689	2,515
Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,874
Southwestern Energy Co. 4.75% 2/1/2032	960	884
Sunoco, LP 7.00% 9/15/2028[6]	1,675	1,713
Sunoco, LP 4.50% 5/15/2029	1,050	977
Sunoco, LP 4.50% 4/30/2030	1,255	1,150
Talos Production, Inc. 9.375% 2/1/2031[6]	170	181
TotalEnergies Capital International SA 2.986% 6/29/2041	88	67
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,057
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	565
Valero Energy Corp. 4.00% 4/1/2029	4,000	3,839
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	1,030	928
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	840	748
Venture Global LNG, Inc. 8.375% 6/1/2031[6]	3,905	4,030
Weatherford International, Ltd. 8.625% 4/30/2030[6]	8,825	9,220
Williams Companies, Inc. 3.50% 11/15/2030	1,094	995
Williams Companies, Inc. 5.15% 3/15/2034	7,952	7,884
		182,383
American Funds Insurance Series — Page 109 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.64%	Principal amount (000)	Value (000)
Alphabet, Inc. 1.998% 8/15/2026	USD500	$471
Alphabet, Inc. 1.90% 8/15/2040	375	252
Alphabet, Inc. 2.25% 8/15/2060	265	153
AT&T, Inc. 3.50% 9/15/2053	5,140	3,629
CCO Holdings, LLC 4.75% 3/1/2030[6]	2,658	2,284
CCO Holdings, LLC 4.50% 8/15/2030[6]	3,500	2,935
CCO Holdings, LLC 4.25% 2/1/2031[6]	4,286	3,503
CCO Holdings, LLC 4.75% 2/1/2032[6]	2,150	1,757
CCO Holdings, LLC 4.50% 5/1/2032	6,268	5,041
CCO Holdings, LLC 4.50% 6/1/2033[6]	157	123
CCO Holdings, LLC 4.25% 1/15/2034[6]	116	88
Charter Communications Operating, LLC 4.908% 7/23/2025	500	494
Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	2,973
Comcast Corp. 2.35% 1/15/2027	4,000	3,743
Comcast Corp. 4.80% 5/15/2033	2,416	2,384
Connect Finco SARL 6.75% 10/1/2026[6]	2,900	2,845
CSC Holdings, LLC 3.375% 2/15/2031[6]	1,875	1,276
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.825% 1/18/2028[8,11]	2,700	2,603
DIRECTV Financing, LLC 5.875% 8/15/2027[6]	3,655	3,460
DIRECTV Financing, LLC 8.875% 2/1/2030[6]	925	924
DISH DBS Corp. 5.875% 11/15/2024	7,055	6,766
DISH Network Corp. 11.75% 11/15/2027[6]	5,000	5,110
Embarq Corp. 7.995% 6/1/2036	7,384	4,020
Frontier Communications Holdings, LLC 5.875% 10/15/2027[6]	1,565	1,516
Frontier Communications Holdings, LLC 5.00% 5/1/2028[6]	7,210	6,698
Frontier Communications Holdings, LLC 6.75% 5/1/2029[6]	4,400	3,926
Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,850	1,565
Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]	2,900	2,460
Frontier Communications Holdings, LLC 8.75% 5/15/2030[6]	1,100	1,126
Frontier Communications Holdings, LLC 8.625% 3/15/2031[6]	1,000	1,022
Gray Television, Inc. 5.875% 7/15/2026[6]	975	950
Gray Television, Inc. 7.00% 5/15/2027[6]	644	599
Gray Television, Inc. 4.75% 10/15/2030[6]	1,950	1,280
Gray Television, Inc. 5.375% 11/15/2031[6]	4,535	2,978
Intelsat Jackson Holdings SA 6.50% 3/15/2030[6]	5,516	5,139
Ligado Networks, LLC 15.50% PIK 11/11/2023[6,13,14]	5,837	890
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/11/2023[3,11,13,14]	520	494
Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	3,205	2,913
Netflix, Inc. 4.875% 4/15/2028	840	839
Netflix, Inc. 5.875% 11/15/2028	1,313	1,365
Netflix, Inc. 6.375% 5/15/2029	50	53
Netflix, Inc. 5.375% 11/15/2029[6]	20	20
Nexstar Media, Inc. 4.75% 11/1/2028[6]	3,950	3,603
SBA Tower Trust 1.631% 11/15/2026[6]	8,707	7,884
Scripps Escrow II, Inc. 3.875% 1/15/2029[6]	2,325	1,851
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	3,575	3,273
Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	950	831
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	6,252	5,217
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,254
Tencent Holdings, Ltd. 2.39% 6/3/2030	566	484
T-Mobile USA, Inc. 1.50% 2/15/2026	500	467
T-Mobile USA, Inc. 2.05% 2/15/2028	325	291
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,914
American Funds Insurance Series — Page 110 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 4.80% 7/15/2028	USD4,000	$3,969
T-Mobile USA, Inc. 5.75% 1/15/2054	3,550	3,679
T-Mobile USA, Inc. 6.00% 6/15/2054	3,116	3,333
T-Mobile USA, Inc. 5.50% 1/15/2055	2,051	2,049
Univision Communications, Inc. 6.625% 6/1/2027[6]	6,300	6,167
Univision Communications, Inc. 8.00% 8/15/2028[6]	300	306
Univision Communications, Inc. 4.50% 5/1/2029[6]	5,300	4,741
Univision Communications, Inc. 7.375% 6/30/2030[6]	725	717
Verizon Communications, Inc. 2.55% 3/21/2031	410	350
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,420
Verizon Communications, Inc. 5.05% 5/9/2033	3,696	3,696
Verizon Communications, Inc. 2.875% 11/20/2050	2,453	1,604
Virgin Media Secured Finance PLC 4.50% 8/15/2030[6]	2,115	1,826
VMED O2 UK Financing I PLC 4.25% 1/31/2031[6]	4,525	3,835
VMED O2 UK Financing I PLC 4.75% 7/15/2031[6]	225	194
Vodafone Group PLC 4.25% 9/17/2050	4,350	3,514
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,732
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	972
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,344
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	500	430
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,246
		170,860
Consumer discretionary 0.63%
Acushnet Co. 7.375% 10/15/2028[6]	400	415
Advance Auto Parts, Inc. 3.90% 4/15/2030	813	738
Advance Auto Parts, Inc. 3.50% 3/15/2032	458	393
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	417
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	725
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	174
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	1,200	1,236
American Honda Finance Corp. 3.50% 2/15/2028	750	714
Asbury Automotive Group, Inc. 4.625% 11/15/2029[6]	2,115	1,954
Carnival Corp. 5.75% 3/1/2027[6]	4,525	4,481
Carnival Corp. 4.00% 8/1/2028[6]	3,875	3,612
Carnival Corp. 6.00% 5/1/2029[6]	775	765
Carnival Corp. 7.00% 8/15/2029[6]	365	381
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[6]	1,783	1,777
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[6]	2,400	2,207
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	450	432
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]	604	605
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	1,350	1,203
Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	3,580	3,286
Ford Motor Co. 4.75% 1/15/2043	5,660	4,705
Ford Motor Co. 5.291% 12/8/2046	4,073	3,626
Ford Motor Credit Co., LLC 6.95% 3/6/2026	5,165	5,266
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,845	2,957
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,205
Ford Motor Credit Co., LLC 5.80% 3/8/2029	8,385	8,422
Ford Motor Credit Co., LLC 7.20% 6/10/2030	15,000	15,931
Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,711
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,534
Gap, Inc. 3.625% 10/1/2029[6]	486	426
Gap, Inc. 3.875% 10/1/2031[6]	323	274
American Funds Insurance Series — Page 111 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hanesbrands, Inc. 4.875% 5/15/2026[6]	USD2,700	$2,631
Hanesbrands, Inc. 9.00% 2/15/2031[6]	1,625	1,671
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	1,885	1,687
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[6]	3,580	3,341
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,631
Home Depot, Inc. 3.90% 12/6/2028	825	801
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,080
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,451
Home Depot, Inc. 4.25% 4/1/2046	2,000	1,734
Home Depot, Inc. 4.50% 12/6/2048	428	381
Hyundai Capital America 1.00% 9/17/2024[6]	3,025	2,960
Hyundai Capital America 1.50% 6/15/2026[6]	850	782
Hyundai Capital America 1.65% 9/17/2026[6]	3,075	2,813
Hyundai Capital America 2.375% 10/15/2027[6]	2,579	2,339
Hyundai Capital America 2.10% 9/15/2028[6]	3,075	2,697
Hyundai Capital America 5.40% 1/8/2031[6]	1,106	1,111
International Game Technology PLC 5.25% 1/15/2029[6]	3,045	2,945
KB Home 7.25% 7/15/2030	1,295	1,342
Kontoor Brands, Inc. 4.125% 11/15/2029[6]	910	818
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	590	543
LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	1,350	1,413
Light and Wonder International, Inc. 7.00% 5/15/2028[6]	750	756
Light and Wonder International, Inc. 7.25% 11/15/2029[6]	2,240	2,301
Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	775	782
Lithia Motors, Inc. 3.875% 6/1/2029[6]	2,900	2,616
Lithia Motors, Inc. 4.375% 1/15/2031[6]	1,025	919
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,198
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,033
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	620	568
McDonald’s Corp. 4.60% 9/9/2032	716	705
McDonald’s Corp. 4.95% 8/14/2033	559	560
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[6]	1,710	1,623
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[6]	1,500	1,505
NCL Corp., Ltd. 5.875% 2/15/2027[6]	2,450	2,422
NCL Corp., Ltd. 7.75% 2/15/2029[6]	1,375	1,429
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	1,345	1,318
Newell Brands Inc. 6.625% 9/15/2029	1,850	1,812
Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,13]	1,240	1,184
Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,234
RHP Hotel Properties, LP 4.50% 2/15/2029[6]	1,300	1,215
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]	1,995	1,927
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]	4,520	4,459
Sands China, Ltd. 2.30% 3/8/2027	2,075	1,881
Sonic Automotive, Inc. 4.625% 11/15/2029[6]	3,035	2,725
Sonic Automotive, Inc. 4.875% 11/15/2031[6]	1,325	1,161
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	2,200	2,005
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,500	2,571
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	2,388	2,010
Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	1,762	1,899
Tempur Sealy International, Inc. 4.00% 4/15/2029[6]	850	772
Toyota Motor Credit Corp. 0.80% 1/9/2026	429	399
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,309
Travel + Leisure Co. 4.50% 12/1/2029[6]	2,100	1,932
American Funds Insurance Series — Page 112 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]	USD3,845	$3,800
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[6]	1,170	1,089
		167,862
Industrials 0.54%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[6]	754	749
Allison Transmission, Inc. 3.75% 1/30/2031[6]	3,445	3,009
Avis Budget Car Rental, LLC 5.75% 7/15/2027[6]	1,025	986
Avis Budget Car Rental, LLC 5.375% 3/1/2029[6]	2,450	2,286
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[6]	1,587	1,578
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[6]	1,975	1,909
BAE Systems PLC 5.125% 3/26/2029[6]	3,403	3,416
BAE Systems PLC 5.25% 3/26/2031[6]	2,663	2,676
BAE Systems PLC 5.30% 3/26/2034[6]	2,772	2,787
BAE Systems PLC 5.50% 3/26/2054[6]	599	605
Boeing Co. 4.875% 5/1/2025	946	936
Boeing Co. 3.10% 5/1/2026	251	238
Boeing Co. 3.25% 2/1/2028	2,000	1,841
Boeing Co. 5.15% 5/1/2030	1,100	1,065
Boeing Co. 3.625% 2/1/2031	279	246
Boeing Co. 3.60% 5/1/2034	2,500	2,073
Boeing Co. 5.805% 5/1/2050	3,991	3,780
Bombardier, Inc. 7.125% 6/15/2026[6]	3,181	3,230
Bombardier, Inc. 7.875% 4/15/2027[6]	8,570	8,581
Bombardier, Inc. 7.50% 2/1/2029[6]	1,025	1,057
Brink’s Co. (The) 4.625% 10/15/2027[6]	2,385	2,266
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,273
Canadian Pacific Railway Co. 3.10% 12/2/2051	829	573
Carrier Global Corp. 6.20% 3/15/2054	328	361
Chart Industries, Inc. 7.50% 1/1/2030[6]	1,347	1,400
Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	590	546
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	520	482
CoreLogic, Inc. 4.50% 5/1/2028[6]	6,075	5,454
Covanta Holding Corp. 4.875% 12/1/2029[6]	1,035	929
CSX Corp. 4.25% 3/15/2029	1,062	1,040
CSX Corp. 2.50% 5/15/2051	1,125	690
Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,608
Honeywell International, Inc. 1.35% 6/1/2025	5,947	5,701
Honeywell International, Inc. 2.70% 8/15/2029	1,470	1,334
Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,072
Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,302
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,561
L3Harris Technologies, Inc. 5.60% 7/31/2053	3,945	4,008
Lockheed Martin Corp. 5.10% 11/15/2027	951	962
Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,881
Lockheed Martin Corp. 5.25% 1/15/2033	4,742	4,877
Lockheed Martin Corp. 4.75% 2/15/2034	7,750	7,652
Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,973
Masco Corp. 1.50% 2/15/2028	774	678
Masco Corp. 2.00% 2/15/2031	497	407
Masco Corp. 3.125% 2/15/2051	230	156
Norfolk Southern Corp. 4.45% 3/1/2033	654	628
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,860
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	4,109
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Northrop Grumman Corp. 2.93% 1/15/2025	USD1,820	$1,786
Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,304
Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,981
RTX Corp. 5.15% 2/27/2033	2,669	2,675
RTX Corp. 5.375% 2/27/2053	3,950	3,899
RTX Corp. 6.40% 3/15/2054	5,663	6,412
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	2,382	2,601
Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	2,720	3,046
TransDigm, Inc. 5.50% 11/15/2027	2,200	2,155
TransDigm, Inc. 6.625% 3/1/2032[6]	1,625	1,644
Triumph Group, Inc. 9.00% 3/15/2028[6]	2,904	3,065
Union Pacific Corp. 2.40% 2/5/2030	2,414	2,116
Union Pacific Corp. 2.95% 3/10/2052	1,000	673
Union Pacific Corp. 3.839% 3/20/2060	546	420
Union Pacific Corp. 3.799% 4/6/2071	545	406
United Rentals (North America), Inc. 3.875% 2/15/2031	2,785	2,498
United Rentals (North America), Inc. 3.75% 1/15/2032	215	188
XPO, Inc. 7.125% 6/1/2031[6]	800	821
		144,521
Information technology 0.47%
Adobe, Inc. 1.90% 2/1/2025	366	356
Analog Devices, Inc. 2.10% 10/1/2031	1,212	1,006
Broadcom, Inc. 1.95% 2/15/2028[6]	1,407	1,255
Broadcom, Inc. 2.60% 2/15/2033[6]	2,524	2,051
Broadcom, Inc. 3.469% 4/15/2034[6]	193	165
Cisco Systems, Inc. 4.85% 2/26/2029	4,788	4,826
Cisco Systems, Inc. 4.95% 2/26/2031	4,015	4,053
Cisco Systems, Inc. 5.05% 2/26/2034	1,112	1,127
Cisco Systems, Inc. 5.30% 2/26/2054	1,784	1,833
Cisco Systems, Inc. 5.35% 2/26/2064	1,812	1,859
Cloud Software Group, Inc. 6.50% 3/31/2029[6]	2,000	1,900
Cloud Software Group, Inc. 9.00% 9/30/2029[6]	750	720
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.909% 3/30/2029[8,11]	5,175	5,156
CommScope Technologies, LLC 6.00% 6/15/2025[6]	3,525	3,070
CommScope Technologies, LLC 5.00% 3/15/2027[6]	4,553	1,770
CommScope, Inc. 6.00% 3/1/2026[6]	5,865	5,374
CommScope, Inc. 8.25% 3/1/2027[6]	967	454
CommScope, Inc. 7.125% 7/1/2028[6]	908	360
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.695% 4/6/2026[8,11]	4,658	4,246
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.82% 8/11/2028[6,8,11]	17,115	17,914
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[4,8,11]	2,647	2,660
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[4,8,11]	51	51
Hughes Satellite Systems Corp. 5.25% 8/1/2026	8,747	7,287
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,153	3,629
Intel Corp. 5.20% 2/10/2033	4,750	4,818
Intuit, Inc. 0.95% 7/15/2025	1,530	1,450
Intuit, Inc. 1.35% 7/15/2027	1,395	1,248
Microchip Technology, Inc. 5.05% 3/15/2029	5,750	5,753
American Funds Insurance Series — Page 114 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 2.921% 3/17/2052	USD4,814	$3,406
NCR Atleos Corp. 9.50% 4/1/2029[6]	5,144	5,507
NCR Voyix Corp. 5.125% 4/15/2029[6]	1,650	1,532
Oracle Corp. 3.60% 4/1/2050	2,794	2,020
Oracle Corp. 5.55% 2/6/2053	2,556	2,502
Synaptics, Inc. 4.00% 6/15/2029[6]	875	788
Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,485
Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,350
Texas Instruments, Inc. 5.15% 2/8/2054	2,261	2,271
Texas Instruments, Inc. 5.05% 5/18/2063	6,250	6,092
Unisys Corp. 6.875% 11/1/2027[6]	725	645
Viasat, Inc. 5.625% 9/15/2025[6]	1,525	1,488
Viasat, Inc. 5.625% 4/15/2027[6]	1,925	1,824
Viasat, Inc. 6.50% 7/15/2028[6]	1,275	986
Viasat, Inc. 7.50% 5/30/2031[6]	6,147	4,462
Viavi Solutions, Inc. 3.75% 10/1/2029[6]	725	623
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,4,10]	1,005	978
		125,350
Materials 0.41%
Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	491	451
Anglo American Capital PLC 2.25% 3/17/2028[6]	484	431
Anglo American Capital PLC 2.625% 9/10/2030[6]	2,500	2,130
Anglo American Capital PLC 3.95% 9/10/2050[6]	1,281	965
ATI, Inc. 4.875% 10/1/2029	710	669
ATI, Inc. 5.125% 10/1/2031	1,110	1,029
Avient Corp. 7.125% 8/1/2030[6]	855	877
Ball Corp. 3.125% 9/15/2031	3,520	2,995
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	2,250	2,289
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	1,108	1,099
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	2,752	2,786
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	2,250	2,327
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	935	828
Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,566
Celanese US Holdings, LLC 6.55% 11/15/2030	4,291	4,517
Celanese US Holdings, LLC 6.70% 11/15/2033	2,306	2,460
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	9,000	8,991
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[6]	2,525	2,357
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[6]	2,275	2,284
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	775	706
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[6]	1,570	1,593
Consolidated Energy Finance SA 12.00% 2/15/2031[6]	1,630	1,704
CVR Partners, LP 6.125% 6/15/2028[6]	925	890
Dow Chemical Co. (The) 5.55% 11/30/2048	1,496	1,462
Dow Chemical Co. (The) 4.80% 5/15/2049	485	427
Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	861
Dow Chemical Co. (The) 6.90% 5/15/2053	654	757
Dow Chemical Co. (The) 5.60% 2/15/2054	598	596
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	6,945	6,667
First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	5,370	5,570
FXI Holdings, Inc. 12.25% 11/15/2026[6]	4,517	4,534
FXI Holdings, Inc. 12.25% 11/15/2026[6]	2,181	2,184
INEOS Finance PLC 6.75% 5/15/2028[6]	1,985	1,962
INEOS Finance PLC 7.50% 4/15/2029[6]	805	808
American Funds Insurance Series — Page 115 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]	USD5,400	$4,791
Kaiser Aluminum Corp. 4.625% 3/1/2028[6]	2,495	2,344
Linde, Inc. 1.10% 8/10/2030	2,938	2,377
LSB Industries, Inc. 6.25% 10/15/2028[6]	1,560	1,503
LYB International Finance III, LLC 2.25% 10/1/2030	1,198	1,011
LYB International Finance III, LLC 4.20% 5/1/2050	1,186	929
LYB International Finance III, LLC 3.625% 4/1/2051	2,537	1,799
Methanex Corp. 5.125% 10/15/2027	6,305	6,104
Mineral Resources, Ltd. 9.25% 10/1/2028[6]	945	996
Mineral Resources, Ltd. 8.50% 5/1/2030[6]	1,525	1,572
Mosaic Co. 4.05% 11/15/2027	1,050	1,013
NOVA Chemicals Corp. 4.25% 5/15/2029[6]	1,875	1,608
NOVA Chemicals Corp. 9.00% 2/15/2030[6]	775	801
Novelis Corp. 3.875% 8/15/2031[6]	1,115	959
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	3,485	3,250
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]	1,230	1,140
Sherwin-Williams Co. 3.125% 6/1/2024	275	274
Venator Finance SARL, Term Loan, (USD-SOFR + 8.00%) 8.00% PIK and SOFR + 2.00% Cash 12/31/2025[8,11,13]	393	400
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.36% Cash 10/10/2028[8,11,13]	1,145	1,140
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	2,212	2,230
Westlake Corp. 4.375% 11/15/2047	500	413
		110,426
Real estate 0.38%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	306
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,170
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,705
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,178
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,113
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	362
American Tower Corp. 1.45% 9/15/2026	2,369	2,160
American Tower Corp. 3.55% 7/15/2027	1,425	1,356
American Tower Corp. 3.60% 1/15/2028	1,000	946
American Tower Corp. 1.50% 1/31/2028	2,500	2,184
American Tower Corp. 2.30% 9/15/2031	1,500	1,225
American Tower Corp. 2.95% 1/15/2051	2,000	1,291
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	2,340	1,659
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[6]	1,405	1,253
Boston Properties, LP 6.50% 1/15/2034	2,223	2,307
Essex Portfolio, LP 3.875% 5/1/2024	1,000	998
Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,687
Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,109
GLP Capital, LP 3.35% 9/1/2024	1,263	1,253
Host Hotels & Resorts, LP 4.50% 2/1/2026	355	348
Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,450	1,393
Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	2,340	2,105
Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,520	3,060
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,909
Iron Mountain, Inc. 5.25% 7/15/2030[6]	3,785	3,585
Iron Mountain, Inc. 4.50% 2/15/2031[6]	2,650	2,394
Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,334
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,520	2,013
American Funds Insurance Series — Page 116 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD2,260	$1,761
Kilroy Realty, LP 6.25% 1/15/2036	1,468	1,435
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[6]	3,842	3,597
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[6]	2,295	2,088
MPT Operating Partnership, LP 5.25% 8/1/2026	130	119
MPT Operating Partnership, LP 5.00% 10/15/2027	3,282	2,752
MPT Operating Partnership, LP 4.625% 8/1/2029	130	100
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	2,280	2,122
Prologis, LP 4.875% 6/15/2028	2,357	2,361
Prologis, LP 4.75% 6/15/2033	4,359	4,274
Prologis, LP 5.125% 1/15/2034	2,000	2,010
Prologis, LP 5.00% 3/15/2034	4,095	4,073
Prologis, LP 5.25% 6/15/2053	1,365	1,345
Prologis, LP 5.25% 3/15/2054	615	604
Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,218
Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,789
Public Storage Operating Co. 2.30% 5/1/2031	719	608
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	1,240	1,094
Scentre Group Trust 1 3.50% 2/12/2025[6]	3,075	3,019
Scentre Group Trust 1 3.25% 10/28/2025[6]	1,000	967
Scentre Group Trust 1 3.75% 3/23/2027[6]	2,430	2,329
Service Properties Trust 4.50% 3/15/2025	1,385	1,354
Service Properties Trust 5.25% 2/15/2026	510	494
Service Properties Trust 4.75% 10/1/2026	1,635	1,525
Service Properties Trust 4.95% 2/15/2027	1,540	1,426
Service Properties Trust 5.50% 12/15/2027	655	625
Service Properties Trust 3.95% 1/15/2028	260	223
Service Properties Trust 8.625% 11/15/2031[6]	775	827
Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,613
Sun Communities Operating, LP 2.70% 7/15/2031	876	722
UDR, Inc. 2.95% 9/1/2026	760	719
		102,596
Utilities 0.27%
Ameren Corp. 2.50% 9/15/2024	969	955
Calpine Corp. 3.75% 3/1/2031[6]	1,975	1,731
Commonwealth Edison Co. 4.35% 11/15/2045	1,085	931
Commonwealth Edison Co. 3.85% 3/15/2052	2,600	2,024
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	599
Duke Energy Progress, LLC 3.70% 10/15/2046	457	353
Duke Energy Progress, LLC 2.50% 8/15/2050	202	122
Duke Energy Progress, LLC 2.90% 8/15/2051	91	59
Edison International 3.55% 11/15/2024	2,200	2,171
EDP Finance BV 3.625% 7/15/2024[6]	4,100	4,075
Electricité de France SA 6.25% 5/23/2033[6]	1,075	1,127
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,10]	1,475	1,629
Emera US Finance, LP 3.55% 6/15/2026	320	307
Enel Américas SA 4.00% 10/25/2026	245	236
Entergy Corp. 2.80% 6/15/2030	3,325	2,908
FirstEnergy Corp. 3.40% 3/1/2050	2,250	1,553
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	675	616
MidAmerican Energy Co. 5.85% 9/15/2054	875	934
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	653
American Funds Insurance Series — Page 117 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	USD4,950	$5,152
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	113
Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,448
Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,657
Pacific Gas and Electric Co. 3.30% 8/1/2040	100	74
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	855
PacifiCorp 5.30% 2/15/2031	5,250	5,269
PacifiCorp 5.45% 2/15/2034	3,450	3,463
PacifiCorp 4.125% 1/15/2049	3,500	2,751
PacifiCorp 5.35% 12/1/2053	419	391
PacifiCorp 5.80% 1/15/2055	4,075	4,022
PG&E Corp. 5.00% 7/1/2028	3,750	3,616
PG&E Corp. 5.25% 7/1/2030	3,400	3,234
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	427
Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,749
Southern California Edison Co. 2.85% 8/1/2029	4,450	4,011
Southern California Edison Co. 5.20% 6/1/2034	2,522	2,498
Southern California Edison Co. 5.75% 4/1/2035	675	692
Southern California Edison Co. 5.35% 7/15/2035	3,000	2,999
Southern California Edison Co. 4.00% 4/1/2047	264	209
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,137
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	988
		72,738
Consumer staples 0.25%
7-Eleven, Inc. 0.95% 2/10/2026[6]	825	763
7-Eleven, Inc. 1.30% 2/10/2028[6]	2,500	2,180
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,265
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	290	265
BAT Capital Corp. 6.343% 8/2/2030	1,191	1,242
BAT Capital Corp. 6.421% 8/2/2033	1,290	1,350
BAT Capital Corp. 7.079% 8/2/2043	2,075	2,216
BAT Capital Corp. 4.54% 8/15/2047	940	726
Central Garden & Pet Co. 4.125% 4/30/2031[6]	1,395	1,231
Coca-Cola Co. 1.00% 3/15/2028	940	825
Conagra Brands, Inc. 1.375% 11/1/2027	4,615	4,040
Constellation Brands, Inc. 3.60% 2/15/2028	625	594
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,229
Coty, Inc. 4.75% 1/15/2029[6]	1,680	1,591
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,762
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,851
J. M. Smucker Co. (The) 6.50% 11/15/2043	256	278
J. M. Smucker Co. (The) 6.50% 11/15/2053	899	999
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	2,990	2,933
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	2,210	2,017
PepsiCo, Inc. 2.625% 10/21/2041	5,000	3,638
PepsiCo, Inc. 3.625% 3/19/2050	777	621
PepsiCo, Inc. 2.75% 10/21/2051	1,723	1,151
Philip Morris International, Inc. 2.875% 5/1/2024	788	786
Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,973
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,090
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	5,987
Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,527
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,169
American Funds Insurance Series — Page 118 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.125% 2/13/2031	USD2,275	$2,261
Philip Morris International, Inc. 5.25% 2/13/2034	3,109	3,083
Post Holdings, Inc. 4.625% 4/15/2030[6]	2,886	2,652
Post Holdings, Inc. 6.25% 2/15/2032[6]	279	281
Prestige Brands, Inc. 3.75% 4/1/2031[6]	1,115	972
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,885
Simmons Foods, Inc. 4.625% 3/1/2029[6]	560	495
United Natural Foods, Inc. 6.75% 10/15/2028[6]	90	75
		66,003
Total corporate bonds, notes & loans		1,770,153
U.S. Treasury bonds & notes 6.01% U.S. Treasury 5.88%
U.S. Treasury 2.50% 5/15/2024	700	698
U.S. Treasury 2.50% 5/31/2024	100,000	99,531
U.S. Treasury 4.25% 9/30/2024	880	876
U.S. Treasury 1.00% 12/15/2024	10,725	10,418
U.S. Treasury 3.875% 4/30/2025	4,250	4,200
U.S. Treasury 4.625% 6/30/2025	185,260	184,618
U.S. Treasury 4.75% 7/31/2025	71,532	71,416
U.S. Treasury 5.00% 10/31/2025	2,418	2,425
U.S. Treasury 4.875% 11/30/2025	12,250	12,271
U.S. Treasury 4.25% 12/31/2025	2,029	2,013
U.S. Treasury 4.25% 1/31/2026	1,813	1,799
U.S. Treasury 0.50% 2/28/2026	42,515	39,304
U.S. Treasury 4.625% 2/28/2026	2,096	2,095
U.S. Treasury 3.625% 5/15/2026	1,195	1,172
U.S. Treasury 0.75% 8/31/2026	52	48
U.S. Treasury 0.875% 9/30/2026	565	517
U.S. Treasury 1.125% 10/31/2026	471	433
U.S. Treasury 4.625% 11/15/2026	7,985	8,013
U.S. Treasury 4.00% 1/15/2027	8,825	8,722
U.S. Treasury 4.125% 2/15/2027	1,404	1,393
U.S. Treasury 1.125% 2/28/2027	762	694
U.S. Treasury 4.25% 3/15/2027	3,932	3,915
U.S. Treasury 2.375% 5/15/2027	880	828
U.S. Treasury 2.625% 5/31/2027	96,250	91,246
U.S. Treasury 0.50% 6/30/2027	36,300	32,076
U.S. Treasury 4.125% 9/30/2027	90,000	89,320
U.S. Treasury 4.00% 2/29/2028	46,200	45,675
U.S. Treasury 3.625% 3/31/2028	10	10
U.S. Treasury 3.50% 4/30/2028	5,600	5,434
U.S. Treasury 1.25% 9/30/2028	3,142	2,758
U.S. Treasury 4.00% 1/31/2029	127,369	126,105
U.S. Treasury 4.25% 2/28/2029	11,287	11,306
U.S. Treasury 2.875% 4/30/2029	50,000	46,916
U.S. Treasury 1.50% 2/15/2030	16,651	14,322
U.S. Treasury 4.00% 2/28/2030	1,598	1,579
U.S. Treasury 0.625% 5/15/2030	20,225	16,340
U.S. Treasury 4.00% 7/31/2030	8,160	8,057
U.S. Treasury 4.875% 10/31/2030	50,765	52,626
U.S. Treasury 2.875% 5/15/2032	50,000	45,430
U.S. Treasury 4.125% 11/15/2032	723	718
American Funds Insurance Series — Page 119 of 278

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.50% 2/15/2033	USD29,540	$27,990
U.S. Treasury 3.875% 8/15/2033	129,811	126,449
U.S. Treasury 4.00% 2/15/2034	11,108	10,928
U.S. Treasury 1.125% 5/15/2040	37,775	23,625
U.S. Treasury 1.375% 11/15/2040	17,695	11,390
U.S. Treasury 1.75% 8/15/2041	37,854	25,565
U.S. Treasury 2.00% 11/15/2041	1,181	829
U.S. Treasury 4.75% 11/15/2043	27,400	28,440
U.S. Treasury 4.50% 2/15/2044	2,811	2,828
U.S. Treasury 2.50% 2/15/2046	3,755	2,717
U.S. Treasury 3.00% 5/15/2047	9,355	7,352
U.S. Treasury 3.00% 2/15/2048	336	263
U.S. Treasury 1.375% 8/15/2050	12,500	6,606
U.S. Treasury 2.25% 2/15/2052[15]	72,025	47,413
U.S. Treasury 4.00% 11/15/2052[15]	8,369	7,872
U.S. Treasury 3.625% 2/15/2053[15]	125,000	109,821
U.S. Treasury 3.625% 5/15/2053	22,676	19,935
U.S. Treasury 4.75% 11/15/2053	64,134	68,503
		1,575,843
U.S. Treasury inflation-protected securities 0.13%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[16]	26,038	25,598
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[16]	4,811	4,707
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[16]	4,041	3,923
		34,228
Total U.S. Treasury bonds & notes		1,610,071
Asset-backed obligations 2.14%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[6,7]	258	252
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[6,7]	2,962	2,957
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.526% 1/15/2030[6,7,8]	805	805
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.526% 10/16/2030[6,7,8]	1,376	1,377
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]	12,228	11,997
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[7]	1,957	1,958
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[6,7]	20,244	19,122
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[6,7]	138	132
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[6,7]	11,617	10,684
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[6,7]	32,377	32,881
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,7]	5,535	5,670
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[6,7,8]	7,810	7,806
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[7]	6,633	6,623
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[6,7]	319	305
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[6,7]	4,479	3,952
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[6,7]	293	271
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.551% 7/27/2030[6,7,8]	2,382	2,384
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[6,7]	5,140	4,809
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[6,7]	1,718	1,479
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[6,7]	6,034	5,462
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[7]	10,475	10,425
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[7]	6,393	6,377
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.063% 4/22/2026[7,8]	4,960	4,962
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[7]	4,553	4,557
American Funds Insurance Series — Page 120 of 278

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[6,7]	USD1,207	$1,089
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[6,7]	4,517	4,072
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[6,7]	966	873
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[6,7]	1,343	1,193
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[6,7]	1,958	1,987
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[6,7]	1,528	1,529
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[6,7]	1,820	1,821
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.556% 4/15/2028[6,7,8]	2,592	2,593
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[6,7]	288	257
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[6,7]	2,717	2,680
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[6,7]	2,188	2,166
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[6,7]	3,918	3,925
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[6,7]	5,779	5,410
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[6,7]	1,262	1,263
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[6,7]	9,605	9,431
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[6,7]	8,861	8,602
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[6,7]	6,693	6,782
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[6,7]	15,000	14,993
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[6,7]	558	511
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[6,7]	224	200
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[6,7]	1,985	1,870
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[6,7]	8,352	7,715
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[6,7]	10,478	9,690
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[6,7]	3,404	3,046
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[6,7]	5,061	4,556
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[6,7]	400	350
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[7]	1,774	1,776
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[6,7]	9,657	9,985
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[7]	2,372	2,367
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.63% 1/18/2031[6,7,8]	1,432	1,433
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[3,6,7]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[6,7]	8,452	8,254
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[6,7]	634	619
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[6,7]	405	396
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[6,7]	8,089	7,804
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[6,7]	8,390	8,204
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[6,7]	5,565	5,085
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[6,7]	685	625
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[6,7]	429	392
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[6,7]	4,900	4,494
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[6,7]	4,960	4,755
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[6,7]	5,141	5,334
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[7]	683	682
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[7]	6,573	6,579
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[7]	1,141	1,138
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[7]	3,557	3,560
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[7]	3,229	3,233
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[6,7]	2,594	2,614
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.579% 7/21/2030[6,7,8]	5,200	5,210
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[6,7]	2,531	2,532
American Funds Insurance Series — Page 121 of 278

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[6,7]	USD3,475	$3,505
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[6,7]	4,052	3,564
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[6,7]	4,964	4,347
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[6,7]	5,731	5,123
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[6,7]	7,636	6,923
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[6,7]	4,358	3,943
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[6,7]	7,391	6,730
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[6,7]	23,051	20,221
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/25/2030[6,7,8]	1,486	1,488
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.679% 7/20/2031[6,7,8]	2,201	2,205
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.479% 4/20/2029[6,7,8]	223	223
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.376% 10/15/2029[6,7,8]	5,822	5,814
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.976% 10/15/2029[6,7,8]	5,378	5,372
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[6,7]	5,912	5,924
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[6,7]	4,165	4,207
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[7]	2,725	2,581
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.516% 10/15/2030[6,7,8]	3,766	3,766
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[7]	99	99
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[7]	1,354	1,351
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[7]	3,598	3,600
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[7]	2,284	2,288
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[7]	738	738
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[7]	5,062	5,101
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[6,7]	3,869	3,865
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[6,7]	4,498	4,500
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[6,7]	3,573	3,591
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.17% 1/15/2053[6,7,8]	4,905	4,862
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[6,7]	3,135	2,785
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[6,7]	3,751	3,489
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[6,7]	3,811	3,504
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[6,7]	1,429	1,330
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[6,7]	1,148	1,046
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.623% 10/20/2031[6,7,8]	5,777	5,777
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[6,7]	2,207	2,078
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[7]	3,169	3,201
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[6,7]	1,507	1,372
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[6,7]	675	614
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[6,7]	816	721
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[6,7]	2,354	2,113
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 5/22/2034[6,7]	177	178
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[6,7]	6,229	6,234
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[6,7]	3,250	3,235
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[6,7]	8,337	7,961
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[6,7,8]	7,257	6,727
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[7]	5,253	5,261
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[7]	2,033	2,038
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[6,7]	2,303	2,301
American Funds Insurance Series — Page 122 of 278

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[6,7]	USD8,986	$8,054
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[6,7]	1,595	1,402
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[7]	8,460	8,419
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[7]	4,292	4,282
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[7,10]	7,481	7,399
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[6,7]	8,981	8,941
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,7]	898	898
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[6,7]	2,602	2,603
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[6,7]	3,504	3,513
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,7]	794	792
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[6,7]	2,794	2,810
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[7]	7,845	7,797
		573,658
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Chile (Republic of) 4.85% 1/22/2029	4,500	4,468
CPPIB Capital, Inc. 2.75% 11/2/2027[6]	6,600	6,192
European Investment Bank 0.75% 10/26/2026	6,194	5,630
OMERS Finance Trust 3.50% 4/19/2032[6]	4,315	3,949
OMERS Finance Trust 4.00% 4/19/2052[6]	4,315	3,430
Panama (Republic of) 7.50% 3/1/2031	1,970	2,047
Panama (Republic of) 2.252% 9/29/2032	4,805	3,443
Panama (Republic of) 8.00% 3/1/2038	1,495	1,570
Panama (Republic of) 4.50% 1/19/2063	1,035	666
Peru (Republic of) 1.862% 12/1/2032	2,525	1,928
Peru (Republic of) 2.78% 12/1/2060	3,775	2,186
Qatar (State of) 4.00% 3/14/2029[6]	745	729
Qatar (State of) 4.817% 3/14/2049[6]	750	704
Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	5,050
United Mexican States 2.659% 5/24/2031	2,703	2,262
United Mexican States 3.50% 2/12/2034	1,790	1,493
United Mexican States 3.771% 5/24/2061	1,528	997
		46,744
Municipals 0.11% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,200	1,122
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,523
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	418
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	905
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	2,205	2,037
		6,005
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,840
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,588
		9,428
American Funds Insurance Series — Page 123 of 278

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Bonds, notes & other debt instruments (continued) Municipals (continued) Guam 0.00%	Principal amount (000)	Value (000)
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	USD240	$200
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	315	255
		455
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	4,125	4,111
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	5	5
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,035	4,387
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,815	5,452
Total municipals		29,843
Total bonds, notes & other debt instruments (cost: $6,725,313,000)		6,516,250
Investment funds 5.41%
Capital Group Central Corporate Bond Fund[17]	173,120,724	1,447,289
Total investment funds (cost: $1,634,415,000)		1,447,289
Short-term securities 8.80% Money market investments 8.56%	Shares
Capital Group Central Cash Fund 5.37%[17,18]	22,926,471	2,291,730
Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 5.37%[17,18,19]	320,508	32,038
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[18,19]	23,181,793	23,182
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[18,19]	9,026,670	9,027
		64,247
Total short-term securities (cost: $2,356,802,000)		2,355,977
Total investment securities 105.40% (cost: $20,758,486,000)		28,216,606
Other assets less liabilities (5.40)%		(1,445,989)
Net assets 100.00%		$26,770,617
American Funds Insurance Series — Page 124 of 278

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	8,717	7/3/2024	USD1,782,491	$(1,552)
5 Year U.S. Treasury Note Futures	Long	5,447	7/3/2024	582,914	(966)
10 Year U.S. Treasury Note Futures	Long	463	6/28/2024	51,299	(107)
10 Year U.S. Treasury Note Futures	Short	2,187	6/28/2024	(250,651)	(1,771)
20 Year U.S. Treasury Bond Futures	Long	670	6/28/2024	80,693	980
30 Year Ultra U.S. Treasury Bond Futures	Short	1,099	6/28/2024	(141,771)	184
					$(3,232)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[20] (000)	Value at 3/31/2024[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD17,902	$405	$397	$8
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Investment funds 5.41%
Capital Group Central Corporate Bond Fund	$1,406,015	$61,288	$—	$—	$(20,014)	$1,447,289	$15,144
Short-term securities 8.68%
Money market investments 8.56%
Capital Group Central Cash Fund 5.37%[18]	2,395,658	644,614	747,883	(49)	(610)	2,291,730	30,271
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 5.37%[18,19]	1,991	30,047 [22]				32,038	— [23]
Total short-term securities						2,323,768
Total 14.09%				$(49)	$(20,624)	$3,771,057	$45,415
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[3]	7/9/2021	$50,000	$34,837	.13%
Rotech Healthcare, Inc.[1,3]	8/22/2014	6,949	19,334.07
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[8,11]	9/13/2023	2,597	2,660.01
American Funds Insurance Series — Page 125 of 278

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Restricted securities4 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[8,11]	9/13/2023-3/13/2024	$51	$51	.00%[24]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,10]	6/23/2023	974	978.01
Total		$60,571	$57,860	.22%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $69,317,000, which represented .26% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $57,860,000, which represented .22% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,255,552,000, which represented 4.69% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,861,000, which represented .16% of the net assets of the fund.

[12]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[14]	Scheduled interest and/or principal payment was not received.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,685,000, which represented .05% of the net assets of the fund.
[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 3/31/2024.
[19]	Security purchased with cash collateral from securities on loan.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Represents net activity.
[23]	Dividend income is included with securities lending income and is not shown in this table.
[24]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Agcy. = Agency
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 126 of 278

American Funds Global Balanced Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 64.02% Information technology 11.86%	Shares	Value (000)
Broadcom, Inc.	12,171	$16,131
Microsoft Corp.	32,601	13,716
Accenture PLC, Class A	8,366	2,900
Taiwan Semiconductor Manufacturing Co., Ltd.	90,000	2,191
GlobalWafers Co., Ltd.	102,000	1,848
Texas Instruments, Inc.	10,152	1,768
Samsung Electronics Co., Ltd.	28,151	1,723
ServiceNow, Inc.[1]	2,168	1,653
Intel Corp.	27,523	1,216
Cognizant Technology Solutions Corp., Class A	14,585	1,069
TDK Corp.	19,000	939
Apple, Inc.	3,812	654
SK hynix, Inc.	4,671	635
NEC Corp.	5,200	377
Seagate Technology Holdings PLC	3,768	351
		47,171
Health care 9.97%
Abbott Laboratories	60,128	6,834
Sanofi	53,132	5,214
Novo Nordisk AS, Class B	28,113	3,583
Gilead Sciences, Inc.	43,450	3,183
UnitedHealth Group, Inc.	5,079	2,513
AstraZeneca PLC	15,787	2,128
Eli Lilly and Co.	2,420	1,883
DexCom, Inc.[1]	11,715	1,625
Molina Healthcare, Inc.[1]	3,801	1,561
Takeda Pharmaceutical Co., Ltd.	52,500	1,451
Stryker Corp.	3,685	1,319
Vertex Pharmaceuticals, Inc.[1]	3,068	1,282
Eurofins Scientific SE, non-registered shares	18,006	1,148
Medtronic PLC	12,617	1,100
AbbVie, Inc.	5,914	1,077
Thermo Fisher Scientific, Inc.	1,632	948
GE HealthCare Technologies, Inc.	9,751	886
Novartis AG	8,429	817
Danaher Corp.	2,261	565
BioMarin Pharmaceutical, Inc.[1]	6,256	546
		39,663
Industrials 7.87%
RTX Corp.	59,935	5,846
Carrier Global Corp.	61,917	3,599
General Electric Co.	18,509	3,249
Safran SA	12,059	2,733
General Dynamics Corp.	7,708	2,177
American Funds Insurance Series — Page 127 of 278

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
BAE Systems PLC	126,934	$2,162
Siemens AG	10,784	2,059
CSX Corp.	35,146	1,303
Honeywell International, Inc.	6,024	1,236
Thales SA	7,128	1,215
Airbus SE, non-registered shares	5,577	1,027
Melrose Industries PLC	114,430	972
DHL Group	13,508	582
United Rentals, Inc.	795	573
Rolls-Royce Holdings PLC[1]	85,992	463
Caterpillar, Inc.	1,197	439
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	27,204	437
L3Harris Technologies, Inc.	2,038	434
Waste Management, Inc.	1,983	423
Singapore Technologies Engineering, Ltd.	133,000	396
		31,325
Financials 7.65%
ING Groep NV	267,397	4,398
B3 SA - Brasil, Bolsa, Balcao	1,580,309	3,778
Banco Bilbao Vizcaya Argentaria, SA	231,125	2,753
Münchener Rückversicherungs-Gesellschaft AG	4,940	2,410
BlackRock, Inc.	2,696	2,248
HDFC Bank, Ltd. (ADR)	28,857	1,615
HDFC Bank, Ltd.	24,510	426
AIA Group, Ltd.	290,600	1,951
Kotak Mahindra Bank, Ltd.	76,648	1,641
Zurich Insurance Group AG	2,884	1,555
Chubb, Ltd.	5,764	1,494
JPMorgan Chase & Co.	4,919	985
BNP Paribas SA	11,747	835
Capital One Financial Corp.	4,869	725
Aegon, Ltd.	112,560	686
Bank Central Asia Tbk PT	1,011,700	643
Great-West Lifeco, Inc.	17,796	569
KBC Groep NV	7,064	529
FinecoBank SpA	30,708	460
Mastercard, Inc., Class A	829	399
Ping An Insurance (Group) Company of China, Ltd., Class H	59,000	249
Ping An Insurance (Group) Company of China, Ltd., Class A	11,300	64
		30,413
Consumer staples 5.68%
Philip Morris International, Inc.	38,594	3,536
ITC, Ltd.	667,754	3,430
Seven & i Holdings Co., Ltd.	213,600	3,113
Imperial Brands PLC	117,152	2,617
Ajinomoto Co., Inc.	65,750	2,458
British American Tobacco PLC	73,526	2,233
Nestlé SA	18,361	1,949
Kao Corp.	32,300	1,203
Pernod Ricard SA	5,072	820
Kweichow Moutai Co., Ltd., Class A	1,921	453
American Funds Insurance Series — Page 128 of 278

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Alimentation Couche-Tard, Inc.	7,572	$432
Monster Beverage Corp.[1]	5,848	347
		22,591
Materials 4.67%
Freeport-McMoRan, Inc.	104,537	4,915
Air Products and Chemicals, Inc.	13,436	3,255
Glencore PLC	429,642	2,361
Linde PLC	4,234	1,966
BHP Group, Ltd. (CDI)	57,138	1,641
Fortescue, Ltd.	66,255	1,110
Smurfit Kappa Group PLC	19,587	893
Celanese Corp.	4,726	812
Vale SA (ADR), ordinary nominative shares	58,771	716
Air Liquide SA	2,365	492
Sherwin-Williams Co.	1,157	402
		18,563
Consumer discretionary 4.23%
Amazon.com, Inc.[1]	15,186	2,739
Home Depot, Inc.	5,814	2,230
LVMH Moët Hennessy-Louis Vuitton SE	2,367	2,129
Ferrari NV	3,646	1,590
Ferrari NV (EUR denominated)	1,214	529
Compagnie Financière Richemont SA, Class A	9,594	1,463
InterContinental Hotels Group PLC	11,348	1,180
Royal Caribbean Cruises, Ltd.[1]	7,563	1,051
Hasbro, Inc.	11,371	643
Sony Group Corp.	6,200	532
Restaurant Brands International, Inc.	6,557	521
General Motors Co.	10,806	490
Hilton Worldwide Holdings, Inc.	2,093	446
Airbnb, Inc., Class A1	2,365	390
adidas AG	1,646	368
McDonald’s Corp.	1,040	293
Zhongsheng Group Holdings, Ltd.	87,000	151
Dowlais Group PLC	93,232	92
		16,837
Communication services 4.18%
Meta Platforms, Inc., Class A	13,619	6,613
Alphabet, Inc., Class A1	22,035	3,326
Alphabet, Inc., Class C1	7,466	1,137
Netflix, Inc.[1]	2,775	1,685
Singapore Telecommunications, Ltd.	719,100	1,348
Omnicom Group, Inc.	9,635	932
Comcast Corp., Class A	19,062	826
TELUS Corp.	47,553	761
		16,628
Energy 3.56%
Canadian Natural Resources, Ltd. (CAD denominated)	102,921	7,851
Shell PLC (GBP denominated)	49,259	1,632
TC Energy Corp. (CAD denominated)	32,872	1,321
Chevron Corp.	7,403	1,168
American Funds Insurance Series — Page 129 of 278

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Neste OYJ	41,966	$1,136
BP PLC	169,713	1,062
		14,170
Utilities 3.03%
DTE Energy Co.	27,532	3,088
Constellation Energy Corp.	13,597	2,513
E.ON SE	143,027	1,988
Duke Energy Corp.	15,441	1,493
SembCorp Industries, Ltd.	272,700	1,091
National Grid PLC	58,573	788
Dominion Energy, Inc.	12,914	635
ENN Energy Holdings, Ltd.	60,400	465
Power Grid Corporation of India, Ltd.	— [2]	— [2]
		12,061
Real estate 1.32%
Equinix, Inc. REIT	2,143	1,769
CTP NV	94,619	1,686
Embassy Office Parks REIT	317,043	1,405
Sun Hung Kai Properties, Ltd.	42,500	410
		5,270
Total common stocks (cost: $188,580,000)		254,692
Preferred securities 0.11% Consumer discretionary 0.11%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,238	422
Total preferred securities (cost: $345,000)		422
Convertible stocks 0.27% Utilities 0.27%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[3]	27,300	1,063
Total convertible stocks (cost: $1,321,000)		1,063
Bonds, notes & other debt instruments 29.20% Bonds & notes of governments & government agencies outside the U.S. 13.42%	Principal amount (000)
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	81
Asian Development Bank 1.125% 6/10/2025	GBP100	121
Asian Development Bank 6.20% 10/6/2026	INR1,990	24
Asian Development Bank 6.72% 2/8/2028	18,000	215
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	AUD310	195
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	115	64
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	150	79
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	2,020	1,215
Austria (Republic of) 0% 2/20/2031	EUR500	449
Austria (Republic of) 2.90% 2/20/2034	120	130
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	296
Brazil (Federative Republic of) 10.00% 1/1/2025	BRL900	179
Brazil (Federative Republic of) 10.00% 1/1/2031	5,999	1,151
American Funds Insurance Series — Page 130 of 278

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL7,921	$1,503
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	213	43
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,535	312
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	213	43
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	138
Canada 3.00% 11/1/2024	CAD320	234
Canada 2.25% 6/1/2025	1,400	1,008
Canada 0.25% 3/1/2026	246	169
Canada 3.50% 3/1/2028	609	448
Chile (Republic of) 5.80% 6/1/2024	CLP230,000	234
Chile (Republic of) 4.70% 9/1/2030	55,000	53
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY9,650	1,356
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	277
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	10,270	1,476
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	6,830	1,154
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	8,450	1,286
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	126
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	453
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	152
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,231
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Estonia (Republic of) 3.25% 1/17/2034	EUR160	171
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	83
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	115
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	51
European Investment Bank 0.375% 9/15/2027	EUR110	109
European Investment Bank 0.25% 1/20/2032	860	771
European Union 0% 7/6/2026	100	101
European Union 0.25% 10/22/2026	50	51
French Republic O.A.T. 0.75% 2/25/2028	640	642
French Republic O.A.T. 0% 11/25/2030	1,320	1,198
French Republic O.A.T. 2.00% 11/25/2032	610	621
French Republic O.A.T. 3.25% 5/25/2045	160	175
Germany (Federal Republic of) 2.50% 3/13/2025	845	904
Germany (Federal Republic of) 0% 4/16/2027	950	951
Germany (Federal Republic of) 0% 2/15/2032	540	490
Germany (Federal Republic of) 1.70% 8/15/2032	674	698
Germany (Federal Republic of) 2.30% 2/15/2033	510	552
Germany (Federal Republic of) 1.00% 5/15/2038	280	251
Germany (Federal Republic of) 0% 8/15/2050	380	219
Germany (Federal Republic of) 0% 8/15/2052	20	11
Greece (Hellenic Republic of) 3.45% 4/2/2024	110	119
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	73
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	89
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	513
Greece (Hellenic Republic of) 1.875% 1/24/2052	636	471
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	72
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	111
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	1,201,000	84
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	223
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	78
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	4,446,000	287
International Bank for Reconstruction and Development 6.75% 9/8/2027	INR15,800	189
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	193
American Funds Insurance Series — Page 131 of 278

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ireland (Republic of) 2.60% 10/18/2034	EUR100	$107
Ireland (Republic of) 3.00% 10/18/2043	150	163
Israel (State of) 1.30% 4/30/2032	ILS2,540	551
Israel (State of) 4.50% 1/17/2033	USD200	186
Israel (State of) 4.00% 3/30/2035	ILS940	246
Italy (Republic of) 1.35% 4/1/2030	EUR550	532
Italy (Republic of) 4.40% 5/1/2033	1,200	1,381
Italy (Republic of) 4.35% 11/1/2033	740	847
Italy (Republic of) 4.20% 3/1/2034	1,675	1,893
Japan, Series 19, 0.10% 9/10/2024[4]	JPY32,550	217
Japan, Series 150, 0.005% 12/20/2026	84,950	558
Japan, Series 346, 0.10% 3/20/2027	134,150	883
Japan, Series 363, 0.10% 6/20/2031	7,500	48
Japan, Series 145, 1.70% 6/20/2033	41,650	301
Japan, Series 373, 0.60% 12/20/2033	55,750	364
Japan, Series 152, 1.20% 3/20/2035	248,400	1,706
Japan, Series 176, 0.50% 3/20/2041	109,950	638
Japan, Series 179, 0.50% 12/20/2041	50,500	289
Japan, Series 42, 1.70% 3/20/2044	50,150	344
Japan, Series 37, 0.60% 6/20/2050	26,950	137
Japan, Series 74, 1.00% 3/20/2052	161,500	894
Japan, Series 76, 1.40% 9/20/2052	47,500	290
KfW 1.125% 7/4/2025	GBP95	115
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	114
Morocco (Kingdom of) 3.50% 6/19/2024	100	108
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	119
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,850	240
Norway (Kingdom of) 3.625% 4/13/2034	4,630	429
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	100
Panama (Republic of) 7.50% 3/1/2031	USD200	208
Panama (Republic of) 7.875% 3/1/2057	570	577
Peru (Republic of) 2.392% 1/23/2026	90	85
Philippines (Republic of) 0.001% 4/12/2024	JPY100,000	660
Philippines (Republic of) 0.25% 4/28/2025	EUR100	104
Philippines (Republic of) 1.648% 6/10/2031	USD200	160
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	91
Portuguese Republic 0.475% 10/18/2030	EUR230	217
Portuguese Republic 3.50% 6/18/2038	230	256
Romania 2.125% 3/7/2028	130	129
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	128
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	250
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,450
Spain (Kingdom of) 0% 1/31/2027	EUR335	333
Spain (Kingdom of) 0.80% 7/30/2027	490	495
Spain (Kingdom of) 0.50% 10/31/2031	165	149
Spain (Kingdom of) 3.15% 4/30/2033	317	344
Spain (Kingdom of) 3.55% 10/31/2033	370	414
Spain (Kingdom of) 3.25% 4/30/2034	120	131
Ukraine 6.876% 5/21/2031[5,6]	USD250	73
Ukraine 6.876% 5/21/2031[5]	200	59
United Kingdom 2.75% 9/7/2024	GBP50	63
United Kingdom 1.25% 7/22/2027	410	475
United Kingdom 0.375% 10/22/2030	490	498
United Kingdom 1.00% 1/31/2032	920	941
United Kingdom 4.25% 6/7/2032	785	1,022
American Funds Insurance Series — Page 132 of 278

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 3.25% 1/22/2044	GBP174	$187
United Kingdom 1.25% 7/31/2051	413	263
United Kingdom 4.375% 7/31/2054	235	295
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	596
United Mexican States, Series M, 7.75% 11/23/2034	5,630	303
United Mexican States, Series M, 8.00% 11/7/2047	5,120	266
United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,471
		53,368
Corporate bonds, notes & loans 5.54% Financials 1.65%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[7]	EUR200	187
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,7]	USD200	205
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[7]	EUR200	224
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[7]	USD200	200
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[7]	500	476
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[7]	161	161
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[7]	25	25
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7]	285	301
BPCE SA 4.50% 1/13/2033	EUR100	114
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,7]	USD200	204
Chubb INA Holdings, Inc. 3.35% 5/3/2026	10	10
Chubb INA Holdings, Inc. 4.35% 11/3/2045	20	18
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[7]	103	103
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[7]	110	104
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[7]	29	28
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	140	140
Commonwealth Bank of Australia 2.688% 3/11/2031[6]	225	187
Corebridge Financial, Inc. 3.90% 4/5/2032	59	53
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[7]	EUR200	190
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[7]	USD160	146
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[7]	78	67
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[7]	200	196
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[7]	360	383
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]	290	317
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[7]	EUR100	120
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[7]	USD160	155
Mastercard, Inc. 2.00% 11/18/2031	102	84
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[7]	200	185
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	126	117
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[7]	72	63
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[7]	125	126
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[7]	EUR175	165
New York Life Insurance Co. 3.75% 5/15/2050[6]	USD23	18
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	65	71
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	25	25
Royal Bank of Canada 1.20% 4/27/2026	175	162
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[6,7]	450	448
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	210	200
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	400	366
American Funds Insurance Series — Page 133 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[7]	USD120	$120
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	100	89
		6,553
Utilities 0.78%
Alabama Power Co. 3.00% 3/15/2052	250	169
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	35	33
CMS Energy Corp. 3.00% 5/15/2026	80	76
Consumers Energy Co. 3.60% 8/15/2032	250	227
Duke Energy Progress, LLC 3.70% 9/1/2028	75	72
Edison International 4.125% 3/15/2028	160	154
Enel Américas SA 4.00% 10/25/2026	35	34
Enel Finance International NV 1.875% 7/12/2028[6]	200	175
Entergy Louisiana, LLC 4.75% 9/15/2052	100	89
Exelon Corp. 3.40% 4/15/2026	150	145
Interstate Power and Light Co. 2.30% 6/1/2030	50	43
NextEra Energy Operating Partners, LP 7.25% 1/15/2029[6]	550	563
Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	85	84
Pacific Gas and Electric Co. 2.95% 3/1/2026	25	24
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	90
Pacific Gas and Electric Co. 3.00% 6/15/2028	140	128
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	110
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
Pacific Gas and Electric Co. 2.50% 2/1/2031	600	499
Pacific Gas and Electric Co. 3.25% 6/1/2031	50	43
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	94
Xcel Energy, Inc. 3.35% 12/1/2026	216	205
		3,087
Communication services 0.66%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN9,100	547
América Móvil, SAB de CV, 9.50% 1/27/2031	12,420	724
AT&T, Inc. 2.75% 6/1/2031	USD165	142
AT&T, Inc. 2.55% 12/1/2033	64	51
AT&T, Inc. 4.30% 11/18/2034	EUR100	114
Comcast Corp. 0% 9/14/2026	100	99
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	57
Orange 9.00% 3/1/2031[7]	65	79
Tencent Holdings, Ltd. 3.925% 1/19/2038	200	172
T-Mobile USA, Inc. 2.05% 2/15/2028	200	179
T-Mobile USA, Inc. 5.15% 4/15/2034	115	115
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	132
Verizon Communications, Inc. 0.75% 3/22/2032	100	88
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD168	145
		2,644
Energy 0.58%
Ecopetrol SA 8.625% 1/19/2029	555	589
Ecopetrol SA 6.875% 4/29/2030	160	156
Halliburton Co. 3.80% 11/15/2025	2	2
Kinder Morgan, Inc. 4.30% 6/1/2025	165	163
ONEOK, Inc. 5.80% 11/1/2030	7	7
ONEOK, Inc. 6.05% 9/1/2033	53	55
Petroleos Mexicanos 7.19% 9/12/2024	MXN6,179	362
American Funds Insurance Series — Page 134 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 4.25% 1/15/2025	USD57	$56
Petroleos Mexicanos 6.875% 10/16/2025	63	62
Petroleos Mexicanos 6.875% 8/4/2026	211	205
Petroleos Mexicanos 6.49% 1/23/2027	273	258
Qatar Energy 3.125% 7/12/2041[6]	270	202
Raizen Fuels Finance SA 6.45% 3/5/2034[6]	200	205
		2,322
Health care 0.51%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	26
AbbVie, Inc. 5.50% 3/15/2064	25	26
Amgen, Inc. 1.90% 2/21/2025	40	39
Amgen, Inc. 2.20% 2/21/2027	30	28
Amgen, Inc. 4.20% 3/1/2033	280	262
Amgen, Inc. 5.65% 3/2/2053	61	62
AstraZeneca Finance, LLC 2.25% 5/28/2031	69	58
Becton, Dickinson and Co. 3.734% 12/15/2024	10	10
Becton, Dickinson and Co. 3.70% 6/6/2027	43	41
Becton, Dickinson and Co. 4.298% 8/22/2032	320	304
Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	218
EMD Finance, LLC 3.25% 3/19/2025[6]	250	245
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	194
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	21
Stryker Corp. 0.75% 3/1/2029	EUR210	202
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	100	105
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD135	131
		2,022
Consumer discretionary 0.36%
Amazon.com, Inc. 2.80% 8/22/2024	45	45
BMW US Capital, LLC 3.90% 4/9/2025[6]	70	69
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	150	144
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	150	151
Hyundai Capital America 1.50% 6/15/2026[6]	250	230
Hyundai Capital America 2.375% 10/15/2027[6]	109	99
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	185	183
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	70	74
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	59	63
Sands China, Ltd. 5.40% 8/8/2028	200	196
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	200	168
Toyota Motor Credit Corp. 3.375% 4/1/2030	33	31
		1,453
Consumer staples 0.27%
Altria Group, Inc. 2.20% 6/15/2027	EUR270	279
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	USD100	98
BAT Capital Corp. 3.215% 9/6/2026	62	59
BAT Capital Corp. 4.70% 4/2/2027	67	66
BAT Capital Corp. 3.557% 8/15/2027	105	99
BAT Capital Corp. 3.462% 9/6/2029	75	68
American Funds Insurance Series — Page 135 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[7]	EUR300	$307
Philip Morris International, Inc. 5.75% 11/17/2032	USD110	114
		1,090
Materials 0.26%
Braskem Netherlands Finance BV 8.50% 1/12/2031	600	622
Celanese US Holdings, LLC 6.379% 7/15/2032	50	52
First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	250	259
Vale Overseas, Ltd. 3.75% 7/8/2030	94	85
		1,018
Industrials 0.21%
Canadian Pacific Railway Co. 3.10% 12/2/2051	164	113
Carrier Global Corp. 2.242% 2/15/2025	6	6
Carrier Global Corp. 2.493% 2/15/2027	7	6
CSX Corp. 3.80% 4/15/2050	6	5
CSX Corp. 2.50% 5/15/2051	75	46
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[6]	87	87
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	200	191
RTX Corp. 4.125% 11/16/2028	170	165
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	199
		818
Information technology 0.15%
Broadcom, Inc. 4.00% 4/15/2029[6]	21	20
Broadcom, Inc. 4.15% 11/15/2030	70	66
Broadcom, Inc. 3.419% 4/15/2033[6]	53	46
Broadcom, Inc. 3.137% 11/15/2035[6]	15	12
Lenovo Group, Ltd. 5.875% 4/24/2025	269	270
Oracle Corp. 2.65% 7/15/2026	216	204
		618
Real estate 0.11%
American Tower Corp. 0.875% 5/21/2029	EUR130	122
Equinix, Inc. 2.15% 7/15/2030	USD176	146
Essex Portfolio, LP 3.50% 4/1/2025	120	118
Essex Portfolio, LP 3.375% 4/15/2026	40	38
		424
Total corporate bonds, notes & loans		22,049
Mortgage-backed obligations 5.27% Federal agency mortgage-backed obligations 4.74%
Fannie Mae Pool #FM6293 3.00% 1/1/2051[8]	2	1
Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	294	294
Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	539	544
Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	730	618
Freddie Mac Pool #QD3310 3.00% 12/1/2051[8]	1	1
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	470	459
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[8]	580	545
Government National Mortgage Assn. 6.50% 4/1/2054[8,9]	1,175	1,195
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[8]	295	250
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[8]	107	90
American Funds Insurance Series — Page 136 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[8]	USD141	$118
Uniform Mortgage-Backed Security 2.00% 4/1/2054[8,9]	180	142
Uniform Mortgage-Backed Security 3.50% 4/1/2054[8,9]	764	684
Uniform Mortgage-Backed Security 4.00% 4/1/2054[8,9]	349	323
Uniform Mortgage-Backed Security 4.50% 4/1/2054[8,9]	2,025	1,929
Uniform Mortgage-Backed Security 5.00% 4/1/2054[8,9]	4,864	4,746
Uniform Mortgage-Backed Security 5.50% 4/1/2054[8,9]	2,858	2,845
Uniform Mortgage-Backed Security 6.00% 4/1/2054[8,9]	1,158	1,169
Uniform Mortgage-Backed Security 6.50% 4/1/2054[8,9]	580	593
Uniform Mortgage-Backed Security 7.00% 4/1/2054[8,9]	370	381
Uniform Mortgage-Backed Security 4.00% 5/1/2054[8,9]	700	649
Uniform Mortgage-Backed Security 4.50% 5/1/2054[8,9]	500	476
Uniform Mortgage-Backed Security 7.00% 5/1/2054[8,9]	770	793
		18,845
Other mortgage-backed securities 0.25%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[8]	DKK459	60
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[8]	1,188	153
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[8]	5,471	637
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[8]	470	50
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[8]	564	63
Realkredit Danmark AS 1.00% 10/1/2053[8]	186	21
		984
Collateralized mortgage-backed obligations (privately originated) 0.16%
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.62% 5/25/2043[6,8,10]	USD189	193
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.22% 6/25/2043[6,8,10]	107	109
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.02% 7/25/2043[6,8,10]	78	79
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.12% 1/25/2044[6,8,10]	55	55
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[6,8,10]	100	92
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[6,7,8]	124	125
		653
Commercial mortgage-backed securities 0.12%
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[6,8,10]	150	149
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[6,8,10]	110	109
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[6,8,10]	135	137
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[6,8,10]	100	104
		499
Total mortgage-backed obligations		20,981
U.S. Treasury bonds & notes 4.68% U.S. Treasury 3.73%
U.S. Treasury 2.125% 11/30/2024	1,210	1,186
U.S. Treasury 1.75% 3/15/2025	98	95
U.S. Treasury 3.00% 7/15/2025	941	919
U.S. Treasury 3.125% 8/15/2025	18	18
U.S. Treasury 4.50% 11/15/2025	178	177
U.S. Treasury 0.375% 11/30/2025	50	46
American Funds Insurance Series — Page 137 of 278

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.75% 4/15/2026	USD76	$75
U.S. Treasury 2.75% 4/30/2027	432	412
U.S. Treasury 2.75% 7/31/2027	46	44
U.S. Treasury 4.125% 10/31/2027	357	354
U.S. Treasury 4.00% 2/29/2028	570	564
U.S. Treasury 4.00% 6/30/2028	4,373	4,325
U.S. Treasury 4.375% 8/31/2028	330	331
U.S. Treasury 4.625% 9/30/2028	1,828	1,855
U.S. Treasury 4.375% 11/30/2028	119	120
U.S. Treasury 1.375% 11/15/2031	762	622
U.S. Treasury 2.875% 5/15/2032	284	258
U.S. Treasury 1.875% 2/15/2041[11]	920	642
U.S. Treasury 2.25% 5/15/2041[11]	1,115	825
U.S. Treasury 2.875% 11/15/2046	400	308
U.S. Treasury 1.25% 5/15/2050[11]	630	323
U.S. Treasury 1.375% 8/15/2050	400	211
U.S. Treasury 2.375% 5/15/2051[11]	210	143
U.S. Treasury 2.00% 8/15/2051[11]	560	347
U.S. Treasury 2.25% 2/15/2052	180	118
U.S. Treasury 4.00% 11/15/2052	270	254
U.S. Treasury 3.625% 2/15/2053	299	263
		14,835
U.S. Treasury inflation-protected securities 0.95%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[4]	754	755
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[4]	517	514
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	336	320
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	661	677
U.S. Treasury Inflation-Protected Security 1.375% 7/15/2033[4]	711	683
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	257	202
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4,11]	726	635
		3,786
Total U.S. Treasury bonds & notes		18,621
Asset-backed obligations 0.19%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[6,8]	100	101
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[6,8]	71	71
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[6,8]	25	25
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.469% 12/18/2025[8,10]	18	18
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,8]	125	125
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,8]	148	151
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 6.089% 9/15/2025[8,10]	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.919% 9/16/2025[8,10]	16	16
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.899% 5/15/2025[8,10]	7	7
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[6,8]	41	41
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.869% 11/15/2052[6,8,10]	90	91
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.889% 8/15/2025[8,10]	9	9
American Funds Insurance Series — Page 138 of 278

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,8]		USD53	$53
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,8]		19	19
			737
Federal agency bonds & notes 0.07%
Korea Development Bank 4.375% 2/15/2033		270	261
Municipals 0.03% Ohio 0.02%
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	77
Texas 0.01%
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	59
Total municipals			136
Total bonds, notes & other debt instruments (cost: $121,908,000)			116,153
Investment funds 2.52%		Shares
Capital Group Central Corporate Bond Fund[12]		1,198,995	10,023
Total investment funds (cost: $9,661,000)			10,023
Short-term securities 7.88% Money market investments 7.58%
Capital Group Central Cash Fund 5.37%[12,13]		301,963	30,184
Money market investments purchased with collateral from securities on loan 0.25%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[13,14]		989,278	989
Bills & notes of governments & government agencies outside the U.S. 0.05%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 3/18/2025	22.510%	EGP11,450	191
Total short-term securities (cost: $31,370,000)			31,364
Total investment securities 104.00% (cost: $353,185,000)			413,717
Other assets less liabilities (4.00)%			(15,918)
Net assets 100.00%			$397,799
American Funds Insurance Series — Page 139 of 278

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year Euro-Schatz Futures	Long	10	6/10/2024	USD1,140	$— [2]
2 Year U.S. Treasury Note Futures	Long	12	7/3/2024	2,454	(3)
5 Year Euro-Bobl Futures	Long	26	6/10/2024	3,317	7
5 Year U.S. Treasury Note Futures	Long	64	7/3/2024	6,849	(29)
10 Year French Government Bond Futures	Long	10	6/10/2024	1,383	5
10 Year Euro-Bund Futures	Long	8	6/10/2024	1,151	4
10 Year Italy Government Bond Futures	Short	2	6/10/2024	(257)	(3)
10 Year Australian Treasury Bond Futures	Long	2	6/17/2024	152	— [2]
10 Year Japanese Government Bond Futures	Short	5	6/20/2024	(4,818)	2
10 Year U.S. Treasury Note Futures	Long	15	6/28/2024	1,662	8
10 Year Canadian Government Bond Futures	Long	17	6/28/2024	1,510	2
10 Year UK Gilt Futures	Long	9	6/28/2024	1,135	26
10 Year U.S. Treasury Note Futures	Short	58	6/28/2024	(6,647)	(25)
20 Year U.S. Treasury Bond Futures	Long	3	6/28/2024	361	5
30 Year Euro-Buxl Futures	Short	4	6/10/2024	(586)	(12)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	6/28/2024	(129)	(2)
					$(15)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
JPY	165,759	USD	1,106	Standard Chartered Bank	4/4/2024	$(10)
IDR	2,000,000	USD	128	Standard Chartered Bank	4/5/2024	(2)
USD	1,223	BRL	6,058	JPMorgan Chase	4/8/2024	17
USD	357	KRW	474,750	HSBC Bank	4/8/2024	5
USD	482	BRL	2,410	Citibank	4/8/2024	3
COP	276,050	USD	70	Citibank	4/8/2024	2
USD	216	CLP	210,000	HSBC Bank	4/8/2024	2
USD	599	BRL	3,000	Citibank	4/8/2024	1
SEK	3,570	USD	346	Barclays Bank PLC	4/8/2024	(12)
ILS	210	USD	56	Bank of America	4/11/2024	1
USD	238	ILS	890	Barclays Bank PLC	4/11/2024	(4)
USD	287	ILS	1,070	Citibank	4/11/2024	(5)
USD	334	ILS	1,250	Barclays Bank PLC	4/11/2024	(6)
MXN	8,890	USD	526	Morgan Stanley	4/15/2024	7
USD	141	EUR	130	JPMorgan Chase	4/15/2024	— [2]
EUR	60	USD	66	Morgan Stanley	4/15/2024	(1)
EUR	210	USD	229	Standard Chartered Bank	4/15/2024	(2)
EUR	220	USD	240	Morgan Stanley	4/15/2024	(2)
USD	547	MXN	9,175	Bank of America	4/15/2024	(4)
USD	685	NOK	7,213	UBS AG	4/16/2024	20
USD	309	JPY	46,000	Morgan Stanley	4/16/2024	4
EUR	396	DKK	2,950	Goldman Sachs	4/16/2024	— [2]
DKK	800	USD	117	Goldman Sachs	4/16/2024	(1)
GBP	190	USD	242	Morgan Stanley	4/16/2024	(2)
JPY	15,460	USD	106	Goldman Sachs	4/16/2024	(4)
American Funds Insurance Series — Page 140 of 278

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	264	MXN	4,500	Morgan Stanley	4/16/2024	$(6)
USD	6	AUD	10	BNP Paribas	4/17/2024	— [2]
CAD	220	USD	163	Citibank	4/17/2024	— [2]
HUF	17,610	USD	49	Barclays Bank PLC	4/17/2024	— [2]
SGD	160	USD	120	HSBC Bank	4/17/2024	(1)
JPY	394,150	USD	2,675	Morgan Stanley	4/17/2024	(63)
USD	34	ZAR	630	JPMorgan Chase	4/18/2024	1
CZK	2,000	USD	87	Citibank	4/18/2024	(1)
JPY	26,940	USD	183	JPMorgan Chase	4/18/2024	(5)
PLN	1,200	USD	305	JPMorgan Chase	4/18/2024	(5)
EUR	1,245	USD	1,362	JPMorgan Chase	4/19/2024	(17)
USD	363	AUD	555	HSBC Bank	4/22/2024	1
ILS	200	USD	55	Bank of America	4/22/2024	— [2]
CNH	1,710	USD	238	Morgan Stanley	4/22/2024	(2)
INR	24,000	USD	289	Standard Chartered Bank	4/24/2024	(2)
JPY	125,610	USD	833	JPMorgan Chase	4/25/2024	— [2]
GBP	90	USD	114	Bank of America	4/25/2024	(1)
THB	12,750	USD	352	Morgan Stanley	4/25/2024	(2)
MYR	800	USD	170	Standard Chartered Bank	4/25/2024	(3)
CAD	1,070	USD	788	HSBC Bank	4/26/2024	2
CNH	8,800	USD	1,212	Citibank	4/26/2024	1
GBP	250	USD	315	JPMorgan Chase	4/26/2024	— [2]
PLN	540	USD	135	HSBC Bank	4/26/2024	— [2]
ZAR	4,660	USD	246	Morgan Stanley	4/26/2024	— [2]
EUR	204	CAD	300	UBS AG	4/26/2024	(1)
USD	245	ZAR	4,660	HSBC Bank	4/26/2024	(1)
CHF	270	USD	302	BNP Paribas	4/26/2024	(2)
EUR	1,690	USD	1,830	Morgan Stanley	4/26/2024	(5)
USD	1,105	MXN	18,583	Morgan Stanley	4/26/2024	(7)
EUR	1,652	CHF	1,580	UBS AG	4/29/2024	26
EUR	1,651	CHF	1,580	BNP Paribas	4/29/2024	25
CHF	1,580	EUR	1,656	Morgan Stanley	4/29/2024	(31)
NZD	280	USD	168	HSBC Bank	5/6/2024	(1)
EUR	540	USD	590	Morgan Stanley	6/10/2024	(5)
						$(98)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(13)	$—	$(13)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN3,200	(12)	—	(12)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP1,715	89	—	89
4.96048%	Annual	SONIA	Annual	6/21/2028	850	43	—	43
3.968%	Annual	SONIA	Annual	2/16/2029	1,495	12	—	12
American Funds Insurance Series — Page 141 of 278

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	$95	$—	$95
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP460	(31)	—	(31)
SONIA	Annual	4.36738%	Annual	6/21/2033	930	(64)	—	(64)
SONIA	Annual	3.9322%	Annual	2/16/2054	375	(21)	—	(21)
						$98	$—	$98
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	$(44)	$—	$(44)
10.28%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	4,685	(28)	—	(28)
							$(72)	$—	$(72)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 3/31/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD1,684	$38	$37	$1
ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	EUR5,235	125	127	(2)
					$163	$164	$(1)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Investment funds 2.52%
Capital Group Central Corporate Bond Fund	$8,341	$1,798	$—	$—	$(116)	$10,023	$103
Short-term securities 7.59%
Money market investments 7.59%
Capital Group Central Cash Fund 5.37%[13]	12,974	39,859	22,637	(1)	(11)	30,184	398
Total 10.11%				$(1)	$(127)	$40,207	$501

American Funds Insurance Series — Page 142 of 278

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,077,000, which represented .27% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Scheduled interest and/or principal payment was not received.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,267,000, which represented 1.58% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $662,000, which represented .17% of the net assets of the fund.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 3/31/2024.
[14]	Security purchased with cash collateral from securities on loan.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah

ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — Page 143 of 278

The Bond Fund of America®
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 96.12% Mortgage-backed obligations 39.62% Federal agency mortgage-backed obligations 36.50%	Principal amount (000)	Value (000)
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD12	$11
Fannie Mae Pool #256133 4.50% 1/1/2026[1]	5	5
Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	51	49
Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	35	33
Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	20	19
Fannie Mae Pool #913966 6.00% 2/1/2037[1]	32	33
Fannie Mae Pool #945680 6.00% 9/1/2037[1]	361	375
Fannie Mae Pool #924866 5.765% 10/1/2037[1,2]	136	134
Fannie Mae Pool #988588 5.50% 8/1/2038[1]	172	176
Fannie Mae Pool #889982 5.50% 11/1/2038[1]	766	782
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	177	177
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	767	759
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	718	716
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	119,490	100,829
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	763	761
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	408	407
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	365	367
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	253	252
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	9,045	7,599
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,379	1,997
Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	40	38
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,831	1,671
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	787	720
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	765	724
Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	130	123
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,949	4,677
Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	304	282
Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	856	809
Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	37	35
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,222	3,851
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	2,302	2,182
Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	81	76
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,373	2,303
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,244	1,137
Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	16	15
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	6,126	5,401
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,930	4,474
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	20,559	19,489
Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	18,816	17,165
Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	11	11
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	475	432
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,268	1,115
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	818	723
Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,439	2,225
Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	20,133	18,914
American Funds Insurance Series — Page 144 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	USD13,622	$12,384
Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,692	3,356
Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	6,034	5,485
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	28,037	25,515
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,533	4,663
Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	16,412	14,427
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,993	5,294
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,878	1,633
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,089	947
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	1,781	1,419
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,990	2,526
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	1,007	851
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	363	315
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	281	236
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,665	1,447
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,753	5,705
Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	17,116	15,127
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,136	906
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,132	985
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	7,133	5,682
Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,707	4,558
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	23,717	19,726
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	71	62
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	435	351
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,783	4,858
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	31	24
Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,411	3,666
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,700	2,247
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,404	2,956
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	410	356
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	18	14
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	558	451
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	318	276
Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	220	191
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,524	7,983
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	489	411
Fannie Mae Pool #FM8442 2.50% 8/1/2051[1]	8,443	7,019
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	1,508	1,319
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,167	973
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,535	3,068
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	142	114
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	1,066	925
Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	24	22
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,102	957
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	16,344	12,967
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	36,909	32,449
Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	305	283
Fannie Mae Pool #CB3597 3.50% 5/1/2052[1]	474	424
Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,381	3,301
Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,412	1,380
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	1,895	1,698
Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	3,185	3,120
Fannie Mae Pool #MA4731 3.50% 9/1/2052[1]	9,311	8,343
American Funds Insurance Series — Page 145 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	USD281	$268
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	60	57
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	55,596	52,962
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,575	2,464
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,220	3,215
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,922	2,917
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	235	241
Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	948	903
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	135	132
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,600	5,584
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	45	45
Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	313	290
Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	667	651
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	8,645	8,627
Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	416	385
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	161	157
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,369	4,366
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	475	474
Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,017	1,028
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	723	689
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	95	93
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	990	989
Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	21,331	21,629
Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	11,681	11,401
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,157	3,085
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,757	6,727
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	983	980
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	8,517	8,598
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	11,904	11,853
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,714	7,696
Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	489	488
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,534	4,587
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,784	2,821
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	2,029	2,058
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	5,857	5,716
Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	672	656
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	99	96
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,667	10,617
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	26,566	26,446
Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,877	13,834
Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	15,426	15,354
Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,960	6,936
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	20,056	20,501
Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	36,081	35,948
Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,671	12,625
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	486	483
Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	10,364	10,462
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	1,015	1,024
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	220,372	215,132
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	56,024	55,755
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	4,191	4,230
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	9,814	9,767
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,090	2,080
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,702	1,742
American Funds Insurance Series — Page 146 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	USD2,003	$1,994
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	798	794
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	24,210	24,093
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	21,882	21,805
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	8,508	8,605
Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,711	5,793
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	13,005	12,942
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	7,080	7,164
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,610	9,430
Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	8,075	7,176
Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	17,186	14,739
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	20,259	16,955
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,181	1,126
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [3]	— [3]
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	5	5
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	16	17
Fannie Mae, Series 2002-W1, Class 2A, 4.644% 2/25/2042[1,2]	18	18
Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	78	74
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,589	1,531
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	45	45
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	34	32
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	43	44
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	32	33
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	61	63
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	223	228
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	2,030	1,719
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	145	142
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	6,063	5,124
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	151	149
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	10,517	8,879
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	354	362
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,374	1,994
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,337	1,962
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	5,014	4,206
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	18,051	16,147
Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	99	87
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	897	846
Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	554	525
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,609	4,076
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	11,869	10,870
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	872	820
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	287	262
Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	1,225	1,158
Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	693	631
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,769	1,608
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	9,673	8,833
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	26,504	23,316
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	5,342	4,512
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	393	342
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,904	1,655
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	6,672	5,635
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	11,928	9,948
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	468	378
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	107	85
American Funds Insurance Series — Page 147 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	USD77,395	$61,404
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,370	1,099
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,225	1,065
Freddie Mac Pool #SD1852 2.50% 6/1/2051[1]	12,765	10,610
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,557	2,145
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,492	5,689
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	11,288	9,452
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,189	1,031
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	7,199	6,244
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,991	1,741
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,514	1,271
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,376	1,194
Freddie Mac Pool #QD2025 3.50% 11/1/2051[1]	1,106	991
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	20	17
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,872	2,383
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,353	3,805
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	721	648
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	15,483	13,870
Freddie Mac Pool #QE4855 3.50% 6/1/2052[1]	66	60
Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	285	294
Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,094	2,046
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	627	546
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	77	74
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	351	335
Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	292	278
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	88	84
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	52	50
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	34	32
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,643	6,629
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	18,602	17,657
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	6,339	6,011
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	19,685	18,752
Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	12,865	12,566
Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,580	3,499
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,301	2,296
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	62	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	47	48
Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,072	995
Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	686	636
Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	12,618	12,020
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	214	209
Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,607	3,651
Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	16,382	15,606
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,866	4,854
Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	15,465	15,655
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	210	200
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	5,106	4,989
Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	662	646
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	598	584
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	12,785	12,729
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,611	4,598
Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	205	190
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	36	34
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	9,144	9,105
American Funds Insurance Series — Page 148 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	USD4,949	$4,928
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,723	2,716
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	18,669	18,947
Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	593	549
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	1,640	1,601
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	24,973	24,857
Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	7,342	7,451
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,369	3,405
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	851	875
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	741	759
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	690	713
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	652	676
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	471	491
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	353	364
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	258	264
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	192	199
Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	553	512
Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	67	62
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	278	271
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	56,174	55,913
Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	595	593
Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,319	3,363
Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	493	457
Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	405	375
Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,555	2,545
Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,243	2,238
Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,185	2,176
Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,669	1,664
Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	11,959	12,099
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	8,518	8,478
Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	28,716	29,018
Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	22,852	23,119
Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	16,631	16,792
Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,299	15,440
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	4,660	4,735
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	251,190	256,763
Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	874	853
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	19,588	19,494
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	29,210	29,481
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,981	5,091
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	85,680	83,629
Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	19,676	19,610
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	4,091	4,072
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	7,292	7,360
Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	6,088	6,155
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	5,343	5,317
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	13,165	13,287
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	4,513	4,562
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	4,102	4,141
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	7,886	7,848
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	26,916	26,787
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,800	2,796
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	2,130	2,122
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,271	4,325
American Funds Insurance Series — Page 149 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	USD46	$46
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	111	114
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,400
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	105	88
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	95	80
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,958	6,591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,652	1,546
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	9,286	8,770
Government National Mortgage Assn. 3.00% 4/1/2054[1,4]	411	363
Government National Mortgage Assn. 4.00% 4/1/2054[1,4]	4,000	3,743
Government National Mortgage Assn. 5.00% 4/1/2054[1,4]	7,545	7,416
Government National Mortgage Assn. 5.50% 4/1/2054[1,4]	55,605	55,561
Government National Mortgage Assn. 6.00% 4/1/2054[1,4]	25	25
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	10,618	10,043
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	29	29
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,472	4,354
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,855	9,043
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,144	1,758
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,729	3,060
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,829	7,476
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	3,205	2,692
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	3,193	2,689
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,923	4,142
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,538	3,867
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,731	3,146
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,523	4,872
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	24,201	22,025
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	8,567	8,018
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	3,765	3,524
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,794	3,647
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	13,119	12,606
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,488	3,428
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,363	8,036
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,666	13,133
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,510	1,137
Uniform Mortgage-Backed Security 2.00% 4/1/2039[1,4]	5,845	5,181
Uniform Mortgage-Backed Security 2.50% 4/1/2039[1,4]	7,545	6,867
Uniform Mortgage-Backed Security 2.00% 4/1/2054[1,4]	6,369	5,040
Uniform Mortgage-Backed Security 2.50% 4/1/2054[1,4]	35,574	29,409
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,4]	56,017	48,200
Uniform Mortgage-Backed Security 3.50% 4/1/2054[1,4]	79,518	71,171
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,4]	29,204	27,048
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,4]	72,457	69,007
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,4]	24,640	24,044
Uniform Mortgage-Backed Security 5.50% 4/1/2054[1,4]	30,166	30,021
Uniform Mortgage-Backed Security 6.00% 4/1/2054[1,4]	102,062	103,007
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,4]	6,403	6,542
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,4]	25,525	26,313
Uniform Mortgage-Backed Security 2.00% 5/1/2054[1,4]	74,482	59,034
Uniform Mortgage-Backed Security 2.50% 5/1/2054[1,4]	174,250	144,242
Uniform Mortgage-Backed Security 3.00% 5/1/2054[1,4]	37,323	32,149
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,4]	97,630	90,459
Uniform Mortgage-Backed Security 5.50% 5/1/2054[1,4]	134,360	133,704
American Funds Insurance Series — Page 150 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.00% 5/1/2054[1,4]	USD504,010	$508,540
Uniform Mortgage-Backed Security 7.00% 5/1/2054[1,4]	54,010	55,622
		4,039,396
Commercial mortgage-backed securities 1.75%
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,5]	389	370
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	732
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	94
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,2]	684	733
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	536
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	195
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	126	120
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,363
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	897
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	253
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,401
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	754
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,486
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.095% 5/15/2039[1,2,5]	8,575	8,594
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.223% 4/15/2037[1,2,5]	3,822	3,846
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.44% 6/15/2027[1,2,5]	8,476	8,520
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[1,2,5]	14,727	14,627
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.39% 9/15/2036[1,2,5]	570	564
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[1,2,5]	5,292	5,243
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.737% 10/15/2036[1,2,5]	995	982
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.086% 10/15/2036[1,2,5]	996	984
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.187% 11/15/2036[1,2,5]	11,575	11,496
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.816% 4/15/2037[1,2,5]	4,461	4,471
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.11% 6/15/2038[1,2,5]	3,327	3,306
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.31% 6/15/2038[1,2,5]	385	381
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.54% 6/15/2038[1,2,5]	260	258
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.84% 6/15/2038[1,2,5]	659	652
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.29% 11/15/2038[1,2,5]	9,829	9,739
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.69% 11/15/2038[1,2,5]	334	333
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.94% 11/15/2038[1,2,5]	98	98
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.29% 11/15/2038[1,2,5]	149	147
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.495% 10/15/2039[1,2,5]	3,173	3,186
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.606% 6/15/2040[1,2,5]	3,891	3,915
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,2,5]	19,044	19,391
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	583
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	1,137	1,118
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,2,5]	8,924	9,061
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	966	989
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,5]	1,121	1,144
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,2,5]	862	881
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	188
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.52% 7/15/2038[1,2,5]	2,633	2,634
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.82% 7/15/2038[1,2,5]	601	601
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.14% 7/15/2038[1,2,5]	819	819
American Funds Insurance Series — Page 151 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.69% 7/15/2038[1,2,5]	USD627	$627
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,471
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]	449	438
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,5]	1,212	1,258
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]	1,897	1,545
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.474% 12/15/2036[1,2,5]	1,146	1,145
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.133% 3/10/2041[1,2,5]	10,443	10,365
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	374
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	94
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,310
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[1]	303	302
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	599
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	224
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	6,854	6,076
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,926
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.241% 4/15/2038[1,2,5]	129	129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]	3,534	3,510
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	400
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	235
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	690
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	4,065	3,367
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.016% 7/15/2036[1,2,5]	9,351	9,263
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.366% 7/15/2036[1,2,5]	1,000	990
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.171% 11/15/2038[1,2,5]	8,362	8,307
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.52% 11/15/2038[1,2,5]	252	250
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.769% 11/15/2038[1,2,5]	135	134
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,373	2,310
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	2,550	2,452
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	918
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	196
		193,590
Collateralized mortgage-backed obligations (privately originated) 1.37%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,5]	2,292	1,991
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	106	99
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	5,106	4,753
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,5]	762	694
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,5]	415	398
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	4,409	3,979
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,2,5]	1,938	1,891
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,5]	375	367
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,5]	6,028	5,598
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,5]	178	161
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,5]	1,365	1,173
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.07% 5/25/2042[1,2,5]	250	256
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.72% 12/25/2042[1,2,5]	589	605
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.62% 5/25/2043[1,2,5]	3,131	3,197
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.22% 6/25/2043[1,2,5]	2,113	2,139
American Funds Insurance Series — Page 152 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.02% 7/25/2043[1,2,5]	USD1,172	$1,183
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.37% 1/25/2044[1,2,5]	5,596	5,601
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.12% 1/25/2044[1,2,5]	507	510
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.42% 2/25/2044[1,2,5]	617	618
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.12% 2/25/2044[1,2,5]	1,053	1,059
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	1,523	1,417
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	1,953	2,105
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	2,489	2,685
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[1,2,5]	1,915	1,544
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[1,2,5]	1,798	1,449
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,5]	1,879	1,515
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,2,5]	520	420
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,5]	2,050	1,653
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.32% 4/25/2042[1,2,5]	1,128	1,143
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.52% 5/25/2042[1,2,5]	54	55
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.27% 6/25/2042[1,2,5]	207	212
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.47% 9/25/2042[1,2,5]	419	424
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.02% 9/25/2042[1,2,5]	1,519	1,612
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 6.67% 2/25/2044[1,2,5]	5,576	5,590
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.285% 2/25/2050[1,2,5]	2,143	2,166
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.435% 8/25/2050[1,2,5]	787	891
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,5]	2,920	2,578
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,5,6]	2,325	2,202
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	4,949	4,495
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,2,5]	823	663
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	2,946	2,863
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,2,5]	733	712
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	2,262	2,190
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.294% 11/25/2055[1,2,5]	16,160	16,147
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,5]	2,556	2,263
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.529% 3/25/2053[1,2,5]	3,069	2,960
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	9,526	9,596
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.521% 4/25/2053[1,2,5]	2,402	2,319
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,5,6]	4,692	4,699
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,5]	3,239	2,758
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,114	1,049
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,5]	11,545	10,645
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,5]	2,277	2,083
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,5]	1,044	943
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,5]	1,149	1,119
American Funds Insurance Series — Page 153 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	USD8,978	$7,926
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,7]	1,680	1,561
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	5,033	4,667
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,5]	4,042	3,988
		151,579
Total mortgage-backed obligations		4,384,565
Corporate bonds, notes & loans 30.80% Financials 9.86%
AerCap Ireland Capital DAC 1.65% 10/29/2024	1,568	1,530
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,816
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,654
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,559
AerCap Ireland Capital DAC 6.45% 4/15/2027[5]	3,994	4,102
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[5,6]	1,597	1,666
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[5,6]	1,400	1,404
Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,494
Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,628
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	EUR300	326
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	USD604	612
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	359	385
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	4,565	4,514
American International Group, Inc. 5.125% 3/27/2033	2,749	2,735
Aon Corp. 5.35% 2/28/2033	1,083	1,089
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,034
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,013
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,581
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,193
Banco Santander, SA 5.147% 8/18/2025	4,000	3,973
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	1,400	1,278
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	1,970	1,915
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	4,295	3,993
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	2,635	2,573
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	4,758	4,764
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	2,773	2,451
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	4,291	4,401
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[6]	4,902	4,228
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	21,177	17,262
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	36,155	29,596
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	10,923	10,894
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	4,557	4,728
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	2,686	2,705
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	4,850	4,882
Bank of Montreal 5.30% 6/5/2026	1,370	1,374
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	1,858	1,860
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[6]	2,378	2,368
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,383
Block, Inc. 2.75% 6/1/2026	1,975	1,859
Block, Inc. 3.50% 6/1/2031	825	719
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	13,134	12,166
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	3,594	3,142
American Funds Insurance Series — Page 154 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[5,6]	USD1,476	$1,480
BPCE SA 5.15% 7/21/2024[5]	5,481	5,459
BPCE SA 1.625% 1/14/2025[5]	2,980	2,891
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	4,729	4,442
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	2,150	2,157
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[5,6]	5,640	5,903
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[5,6]	250	203
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,6]	6,195	6,214
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[5,6]	980	1,002
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	2,700	2,757
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,6]	8,365	8,365
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	1,300	1,390
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	3,625	3,659
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	2,430	2,415
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	515	513
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	4,352	4,390
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	1,204	1,251
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	3,985	4,059
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	2,445	2,483
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[6]	2,180	2,267
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	1,776	1,820
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]	4,795	5,005
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	437
Chubb INA Holdings, Inc. 3.35% 5/3/2026	2,020	1,953
Chubb INA Holdings, Inc. 5.00% 3/15/2034	1,157	1,162
Chubb INA Holdings, Inc. 4.35% 11/3/2045	2,015	1,795
Citibank, NA 5.803% 9/29/2028	4,100	4,246
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,772
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[6]	6,304	5,792
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	10,629	10,583
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,030	876
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	3,090	2,761
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	995	1,051
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	140	142
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[6]	11,170	11,159
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,738
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,306
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,569
Corebridge Financial, Inc. 4.35% 4/5/2042	361	305
Corebridge Financial, Inc. 4.40% 4/5/2052	415	339
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[5,6]	4,450	4,256
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[5,6]	2,450	2,271
Credit Suisse AG 7.50% 2/15/2028	2,445	2,638
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[5,6]	2,990	2,727
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	2,975	2,872
Deutsche Bank AG 0.898% 5/28/2024	2,500	2,482
Deutsche Bank AG 3.70% 5/30/2024	5,150	5,129
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	3,673	3,624
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,135
Deutsche Bank AG 4.10% 1/13/2026	857	837
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	27,047	25,516
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	17,595	16,160
American Funds Insurance Series — Page 155 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	USD8,853	$9,161
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	4,775	4,995
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	4,550	4,010
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	3,235	2,727
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	1,200	1,106
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR1,845	1,898
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]	4,230	4,326
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]	3,855	4,538
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[6]	11,565	13,157
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	USD205	211
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[6]	5,302	5,311
Five Corners Funding Trust III 5.791% 2/15/2033[5]	942	972
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	3,030	2,807
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	13,275	12,133
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	12,997	11,950
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	3,703	3,450
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	5,534	5,295
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[6]	5,114	5,001
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	7,324	6,945
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]	1,950	2,052
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	10,662	9,122
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	3,160	2,274
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	14,232	12,478
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	5,250	4,407
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	4,463	3,730
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[6]	2,000	2,025
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	1,680	1,701
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]	840	873
Intesa Sanpaolo SpA 5.017% 6/26/2024[5]	68,143	67,924
Intesa Sanpaolo SpA 3.25% 9/23/2024[5]	770	761
Intesa Sanpaolo SpA 5.71% 1/15/2026[5]	15,400	15,275
Intesa Sanpaolo SpA 3.875% 7/14/2027[5]	6,250	5,880
Intesa Sanpaolo SpA 3.875% 1/12/2028[5]	1,986	1,847
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,6]	5,100	5,444
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	705	645
JPMorgan Chase & Co. 0.969% 6/23/2025 (USD-SOFR + 0.58% on 6/23/2024)[6]	5,870	5,802
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	2,435	2,368
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	3,272	3,223
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	323	299
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]	1,400	1,429
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	20,786	20,721
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	6,538	6,145
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[6]	11,980	11,554
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	2,240	2,258
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	14,663	14,609
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	1,126	918
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[6]	3,727	3,152
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	5,313	4,423
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	553	472
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	1,145	1,150
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[6]	4,470	4,778
American Funds Insurance Series — Page 156 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	USD2,415	$2,247
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]	1,375	1,388
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[5,6]	5,875	6,166
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	2,675	2,601
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	1,625	1,641
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	200	200
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	2,705	2,750
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[6]	810	815
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	490	503
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,6,8]	1,405	1,510
MetLife, Inc. 3.60% 11/13/2025	3,490	3,407
MetLife, Inc. 5.375% 7/15/2033	1,279	1,306
Metropolitan Life Global Funding I 5.40% 9/12/2028[5]	840	851
Metropolitan Life Global Funding I 4.85% 1/8/2029[5]	2,050	2,036
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	619	620
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]	2,960	2,884
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]	6,200	5,712
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]	2,225	2,037
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[6]	2,945	2,861
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	1,430	1,446
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	763	765
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]	4,615	4,245
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]	1,701	1,739
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[6]	2,020	2,030
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[6]	2,390	2,444
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	2,300	2,277
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	13,336	12,243
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	9,403	9,384
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	21,869	21,858
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	85	68
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	11,777	9,624
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[6]	2,670	2,209
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	11,543	11,584
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,829
MSCI, Inc. 3.25% 8/15/2033[5]	2,750	2,268
American Funds Insurance Series — Page 157 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	USD3,555	$3,573
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]	2,170	2,182
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[6]	1,140	1,177
Navient Corp. 6.75% 6/25/2025	425	429
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[5]	2,090	2,081
OneMain Finance Corp. 7.125% 3/15/2026	250	255
PayPal Holdings, Inc. 5.05% 6/1/2052	779	741
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	EUR1,135	1,316
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	USD4,594	4,651
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	12,265	13,438
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	2,225	2,246
Royal Bank of Canada 4.90% 1/12/2028	360	360
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,364
Royal Bank of Canada 5.00% 2/1/2033	3,591	3,580
Santander Holdings USA, Inc. 3.50% 6/7/2024	8,325	8,289
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	5,100	5,220
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[6]	4,100	4,140
Standard Chartered PLC 6.097% 1/11/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/11/2034)[5,6]	550	567
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	1,640	1,524
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	6,337	6,313
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,451
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,019
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,077
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	389
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[5]	1,400	1,427
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	1,530	26
Swedbank AB 6.136% 9/12/2026[5]	2,100	2,138
Synchrony Financial 2.875% 10/28/2031	3,385	2,703
Toronto-Dominion Bank (The) 1.95% 1/12/2027	1,060	980
Toronto-Dominion Bank (The) 5.156% 1/10/2028	7,520	7,571
Toronto-Dominion Bank (The) 5.523% 7/17/2028	3,480	3,556
Travelers Companies, Inc. 2.55% 4/27/2050	623	394
Travelers Companies, Inc. 5.45% 5/25/2053	163	169
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[6]	1,370	1,389
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]	2,605	2,563
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	2,396	2,556
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	1,741	1,739
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	1,586	1,606
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	2,440	2,452
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	2,115	2,074
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[6]	7,300	7,334
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	3,119	2,963
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	1,712	1,746
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	5,725	5,783
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[5,6]	850	838
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,6]	7,609	7,298
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[5,6]	11,200	10,367
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[5,6]	6,623	6,024
American Funds Insurance Series — Page 158 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[5,6]	USD982	$1,014
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,6]	17,490	17,521
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[5,6,8]	1,202	1,070
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	9,636	8,953
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,6]	1,392	1,116
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	7,869	6,697
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[5,6]	4,038	3,300
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[5,6]	9,662	10,193
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[5,6]	5,000	6,071
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[5,6]	1,250	1,257
UniCredit SpA 4.625% 4/12/2027[5]	1,395	1,361
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	431
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	3,524	3,460
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	6,615	6,298
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	678	621
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	13,490	13,296
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	2,545	2,576
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[6]	5,689	5,679
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	19,316	19,203
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]	188	189
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	8,217	8,817
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	5,719	5,058
Willis North America, Inc. 4.65% 6/15/2027	930	916
Willis North America, Inc. 5.90% 3/5/2054	270	274
		1,091,336
Health care 4.53%
AbbVie, Inc. 5.05% 3/15/2034	15,815	16,018
AbbVie, Inc. 5.35% 3/15/2044	800	816
AbbVie, Inc. 5.40% 3/15/2054	15,770	16,245
AbbVie, Inc. 5.50% 3/15/2064	550	566
Amgen, Inc. 5.507% 3/2/2026	725	724
Amgen, Inc. 5.15% 3/2/2028	5,326	5,363
Amgen, Inc. 4.05% 8/18/2029	7,429	7,143
Amgen, Inc. 2.45% 2/21/2030	5,131	4,489
Amgen, Inc. 5.25% 3/2/2030	2,854	2,898
Amgen, Inc. 4.20% 3/1/2033	8,502	7,952
Amgen, Inc. 5.25% 3/2/2033	7,992	8,063
Amgen, Inc. 4.875% 3/1/2053	3,360	3,062
Amgen, Inc. 4.40% 2/22/2062	196	162
AstraZeneca Finance, LLC 1.75% 5/28/2028	897	797
AstraZeneca Finance, LLC 4.90% 2/26/2031	5,760	5,782
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,957
AstraZeneca PLC 4.00% 1/17/2029	5,000	4,851
Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	830	454
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,229
Bayer US Finance, LLC 6.375% 11/21/2030[5]	1,641	1,679
Bayer US Finance, LLC 6.50% 11/21/2033[5]	586	597
Bayer US Finance, LLC 6.875% 11/21/2053[5]	308	316
American Funds Insurance Series — Page 159 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 4.874% 2/8/2029	USD5,000	$4,972
Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,638
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,030
Bristol-Myers Squibb Co. 5.20% 2/22/2034	15,695	15,944
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	435
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,302
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,689
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,961
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	13,216
Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,205	5,360
Centene Corp. 4.25% 12/15/2027	14,860	14,180
Centene Corp. 2.45% 7/15/2028	12,410	11,017
Centene Corp. 4.625% 12/15/2029	14,945	14,199
Centene Corp. 3.375% 2/15/2030	15,718	13,919
Centene Corp. 2.50% 3/1/2031	9,750	8,028
Centene Corp. 2.625% 8/1/2031	4,400	3,615
Cigna Group (The) 5.125% 5/15/2031	2,095	2,098
Cigna Group (The) 5.25% 2/15/2034	3,745	3,741
CVS Health Corp. 5.125% 2/21/2030	1,720	1,726
CVS Health Corp. 5.25% 1/30/2031	960	968
CVS Health Corp. 5.25% 2/21/2033	2,122	2,123
CVS Health Corp. 5.30% 6/1/2033	2,393	2,400
CVS Health Corp. 5.625% 2/21/2053	40	39
CVS Health Corp. 5.875% 6/1/2053	4,897	4,985
CVS Health Corp. 6.00% 6/1/2063	1,344	1,389
Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,497
Elevance Health, Inc. 4.10% 5/15/2032	6,161	5,771
Elevance Health, Inc. 4.75% 2/15/2033	887	866
Elevance Health, Inc. 4.55% 5/15/2052	271	238
Elevance Health, Inc. 5.125% 2/15/2053	784	752
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	4,986
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	207	216
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	7,896	8,295
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	215	243
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,410
Gilead Sciences, Inc. 5.55% 10/15/2053	4,978	5,156
HCA, Inc. 5.20% 6/1/2028	4,165	4,179
HCA, Inc. 2.375% 7/15/2031	2,233	1,837
HCA, Inc. 3.625% 3/15/2032	2,400	2,125
HCA, Inc. 4.625% 3/15/2052	226	189
Humana, Inc. 5.375% 4/15/2031	2,078	2,080
Humana, Inc. 5.75% 4/15/2054	954	961
Laboratory Corporation of America Holdings 1.55% 6/1/2026	773	716
Laboratory Corporation of America Holdings 4.70% 2/1/2045	3,975	3,594
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,442
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,820
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,356
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,442	4,376
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,747	3,728
Roche Holdings, Inc. 1.93% 12/13/2028[5]	7,545	6,663
Roche Holdings, Inc. 2.076% 12/13/2031[5]	9,309	7,672
Roche Holdings, Inc. 2.607% 12/13/2051[5]	645	411
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,810
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,287
American Funds Insurance Series — Page 160 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD68,853	$64,425
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,498
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	32,201
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,322
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	396
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,573
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	985
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	830
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	412
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	64
		501,519
Utilities 4.25%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	946
Alabama Power Co. 3.00% 3/15/2052	3,219	2,181
Alfa Desarrollo SpA 4.55% 9/27/2051[5]	998	763
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	461
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,292
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	882
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	2,400	2,242
Comision Federal de Electricidad 4.688% 5/15/2029[5]	3,655	3,440
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,456
Consumers Energy Co. 4.625% 5/15/2033	3,500	3,409
Consumers Energy Co. 3.10% 8/15/2050	939	665
DTE Energy Co. 5.10% 3/1/2029	7,900	7,872
DTE Energy Co. 3.00% 3/1/2032	259	225
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	328
Duke Energy Corp. 3.75% 4/15/2024	3,826	3,823
Duke Energy Florida, LLC 5.875% 11/15/2033	370	391
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,176
Duke Energy Florida, LLC 3.00% 12/15/2051	293	193
Duke Energy Florida, LLC 5.95% 11/15/2052	575	612
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,591
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,450
Duke Energy Progress, LLC 2.50% 8/15/2050	644	388
Edison International 4.95% 4/15/2025	175	174
Edison International 5.75% 6/15/2027	3,181	3,224
Edison International 4.125% 3/15/2028	4,219	4,050
Edison International 5.25% 11/15/2028	4,350	4,337
Edison International 6.95% 11/15/2029	2,425	2,600
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR2,800	2,734
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	USD1,575	1,739
Emera US Finance, LP 0.833% 6/15/2024	600	593
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,599
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[5]	1,310	1,240
Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,152
Entergy Louisiana, LLC 4.75% 9/15/2052	395	352
Eversource Energy 5.00% 1/1/2027	3,415	3,407
Eversource Energy 5.50% 1/1/2034	2,700	2,702
FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,734
FirstEnergy Corp. 2.65% 3/1/2030	12,524	10,776
FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,494
American Funds Insurance Series — Page 161 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp., Series B, 4.15% 7/15/2027	USD12,178	$11,689
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	4,000	3,650
Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,528
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,639
Florida Power & Light Co. 2.45% 2/3/2032	1,844	1,553
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,486
Florida Power & Light Co. 4.80% 5/15/2033	1,085	1,069
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,259
Georgia Power Co. 4.65% 5/16/2028	1,050	1,040
Georgia Power Co. 4.95% 5/17/2033	1,845	1,820
Georgia Power Co. 5.25% 3/15/2034	3,200	3,235
Georgia Power Co. 3.70% 1/30/2050	190	147
Jersey Central Power & Light Co. 2.75% 3/1/2032[5]	525	438
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[5]	425	409
Mississippi Power Co. 4.25% 3/15/2042	5,020	4,281
Monongahela Power Co. 3.55% 5/15/2027[5]	1,700	1,618
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,372
NiSource, Inc. 5.40% 6/30/2033	650	656
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	2,650	2,758
Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,978
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	26,494
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,364
Pacific Gas and Electric Co. 3.30% 3/15/2027	5,645	5,350
Pacific Gas and Electric Co. 3.30% 12/1/2027	9,512	8,842
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,323
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	12,897
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,644
Pacific Gas and Electric Co. 6.10% 1/15/2029	3,165	3,263
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	33,715
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	17,976
Pacific Gas and Electric Co. 6.15% 1/15/2033	518	534
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	12,998
Pacific Gas and Electric Co. 6.95% 3/15/2034	869	952
Pacific Gas and Electric Co. 5.80% 5/15/2034	4,950	4,998
Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	7,275
Pacific Gas and Electric Co. 3.75% 8/15/2042	106	79
Pacific Gas and Electric Co. 4.75% 2/15/2044	336	284
Pacific Gas and Electric Co. 4.95% 7/1/2050	540	465
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	10,207
Pacific Gas and Electric Co. 6.75% 1/15/2053	885	965
PacifiCorp 5.10% 2/15/2029	7,150	7,207
PacifiCorp 5.30% 2/15/2031	1,915	1,922
PacifiCorp 5.45% 2/15/2034	8,920	8,953
PacifiCorp 4.15% 2/15/2050	475	374
PacifiCorp 3.30% 3/15/2051	325	217
PacifiCorp 2.90% 6/15/2052	111	68
PacifiCorp 5.35% 12/1/2053	1,748	1,629
PacifiCorp 5.50% 5/15/2054	8,738	8,416
PacifiCorp 5.80% 1/15/2055	7,735	7,635
Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,497
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,577
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,219
Puget Energy, Inc. 3.65% 5/15/2025	300	293
Southern California Edison Co. 4.90% 6/1/2026	1,375	1,369
American Funds Insurance Series — Page 162 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.875% 2/1/2027	USD2,045	$2,040
Southern California Edison Co. 4.20% 3/1/2029	8,211	7,922
Southern California Edison Co. 2.85% 8/1/2029	6,945	6,260
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,262
Southern California Edison Co. 5.20% 6/1/2034	4,950	4,903
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,665
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,448
Southern California Edison Co. 5.625% 2/1/2036	7,051	7,141
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,821
Southern California Edison Co. 3.65% 2/1/2050	14,600	10,831
Southern California Edison Co. 2.95% 2/1/2051	151	98
Southern California Edison Co. 3.65% 6/1/2051	354	262
Southern California Edison Co. 3.45% 2/1/2052	515	364
Southern California Edison Co. 5.75% 4/15/2054	575	584
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,313
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,379
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,137
WEC Energy Group, Inc. 5.60% 9/12/2026	400	405
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	424
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	801
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	240
Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,501
Xcel Energy, Inc. 1.75% 3/15/2027	4,363	3,930
Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,506
Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,329
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,209
		470,094
Consumer discretionary 3.13%
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	335	306
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,448
Amazon.com, Inc. 3.45% 4/13/2029	600	573
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,883
Amazon.com, Inc. 4.10% 4/13/2062	470	397
Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	255	232
Bath & Body Works, Inc. 6.875% 11/1/2035	740	757
BMW US Capital, LLC 3.45% 4/1/2027[5]	1,075	1,033
BMW US Capital, LLC 3.70% 4/1/2032[5]	1,350	1,238
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	4,950	4,817
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[5]	794	792
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	3,567	3,422
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	832	844
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	3,230	2,878
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	8,174	6,786
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[5]	691	700
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[5]	246	247
Ford Motor Co. 3.25% 2/12/2032	620	516
Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,837
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	872
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	772
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	187
Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,038
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,158
Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	473
American Funds Insurance Series — Page 163 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 4.125% 8/17/2027	USD39,480	$37,485
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,740
Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,921
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,110
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	796
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	940
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,770
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,572
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,381
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,078
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,991
Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,051
Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	741
General Motors Co. 6.125% 10/1/2025	22,221	22,417
General Motors Co. 5.40% 10/15/2029	359	360
General Motors Co. 5.40% 4/1/2048	5,200	4,774
General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,221
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,176
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,025
General Motors Financial Co., Inc. 3.60% 6/21/2030	465	420
General Motors Financial Co., Inc. 2.35% 1/8/2031	4,351	3,595
General Motors Financial Co., Inc. 2.70% 6/10/2031	3,980	3,319
General Motors Financial Co., Inc. 6.40% 1/9/2033	2,327	2,440
Grand Canyon University 4.125% 10/1/2024	4,190	4,083
Hanesbrands, Inc. 9.00% 2/15/2031[5]	528	543
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,809
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,707
Hyundai Capital America 3.40% 6/20/2024[5]	8,180	8,133
Hyundai Capital America 1.00% 9/17/2024[5]	605	592
Hyundai Capital America 2.65% 2/10/2025[5]	11,383	11,099
Hyundai Capital America 1.80% 10/15/2025[5]	13,274	12,552
Hyundai Capital America 6.25% 11/3/2025[5]	825	834
Hyundai Capital America 1.30% 1/8/2026[5]	6,000	5,580
Hyundai Capital America 5.50% 3/30/2026[5]	705	706
Hyundai Capital America 1.50% 6/15/2026[5]	7,475	6,878
Hyundai Capital America 1.65% 9/17/2026[5]	7,275	6,656
Hyundai Capital America 3.00% 2/10/2027[5]	9,000	8,455
Hyundai Capital America 2.375% 10/15/2027[5]	7,543	6,842
Hyundai Capital America 5.60% 3/30/2028[5]	1,385	1,401
Hyundai Capital America 2.10% 9/15/2028[5]	3,010	2,641
Hyundai Capital America 6.10% 9/21/2028[5]	2,655	2,737
Hyundai Capital America 5.30% 1/8/2029[5]	657	658
Hyundai Capital America 6.50% 1/16/2029[5]	1,235	1,296
Hyundai Capital Services, Inc. 1.25% 2/8/2026[5]	3,695	3,420
KIA Corp. 2.375% 2/14/2025[5]	210	205
Marriott International, Inc. 5.75% 5/1/2025	190	190
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,458
Marriott International, Inc. 4.90% 4/15/2029	653	648
McDonald’s Corp. 2.125% 3/1/2030	2,482	2,137
McDonald’s Corp. 3.60% 7/1/2030	1,014	946
McDonald’s Corp. 4.45% 3/1/2047	3,535	3,082
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,233
McDonald’s Corp. 5.15% 9/9/2052	509	493
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[5]	3,167	2,815
American Funds Insurance Series — Page 164 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 2.30% 3/8/2027	USD2,368	$2,146
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	825	848
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	6,127	5,157
Stellantis Finance US, Inc. 6.375% 9/12/2032[5]	7,482	8,062
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,579
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,600
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	714
Travel + Leisure Co. 6.625% 7/31/2026[5]	675	681
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[5]	546	538
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[5]	5,190	5,517
Wynn Resorts Finance, LLC 5.125% 10/1/2029[5]	410	389
		346,589
Energy 2.35%
Antero Resources Corp. 5.375% 3/1/2030[5]	280	269
Apache Corp. 4.625% 11/15/2025	645	623
Apache Corp. 4.25% 1/15/2030	2,465	2,284
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,050
BP Capital Markets America, Inc. 4.893% 9/11/2033	3,701	3,677
BP Capital Markets America, Inc. 3.001% 3/17/2052	710	481
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	722
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,752
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,256
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,464
Cenovus Energy, Inc. 5.25% 6/15/2037	289	277
Cenovus Energy, Inc. 5.40% 6/15/2047	8,809	8,331
Cenovus Energy, Inc. 3.75% 2/15/2052	19	14
Cheniere Energy Partners, LP 3.25% 1/31/2032	937	799
Chevron Corp. 2.954% 5/16/2026	3,365	3,241
Chevron Corp. 3.078% 5/11/2050	692	497
Civitas Resources, Inc. 8.75% 7/1/2031[5]	1,400	1,500
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[5]	1,152	1,249
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[5]	268	275
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[5]	546	586
ConocoPhillips Co. 3.80% 3/15/2052	15	12
ConocoPhillips Co. 5.30% 5/15/2053	6,279	6,240
ConocoPhillips Co. 5.55% 3/15/2054	1,708	1,762
Devon Energy Corp. 4.50% 1/15/2030	5,197	5,013
DT Midstream, Inc. 4.125% 6/15/2029[5]	555	511
Ecopetrol SA 4.625% 11/2/2031	270	225
Ecopetrol SA 8.875% 1/13/2033	15,110	15,992
Enbridge, Inc. 6.20% 11/15/2030	1,650	1,749
Enbridge, Inc. 6.70% 11/15/2053	3,722	4,210
Energy Transfer, LP 6.40% 12/1/2030	479	506
Energy Transfer, LP 6.55% 12/1/2033	821	882
Energy Transfer, LP (3-month USD CME Term SOFR + 4.29%) 9.597% junior subordinated perpetual bonds[2]	7,850	7,826
EQT Corp. 7.25% 2/1/2030[6]	7,500	7,974
Equinor ASA 3.625% 9/10/2028	4,928	4,746
Equinor ASA 3.125% 4/6/2030	20,000	18,375
Equinor ASA 3.25% 11/18/2049	5,687	4,147
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,482
Exxon Mobil Corp. 2.61% 10/15/2030	1,040	922
Kinder Morgan, Inc. 5.00% 2/1/2029	3,752	3,739
Kinder Morgan, Inc. 5.40% 2/1/2034	4,338	4,322
American Funds Insurance Series — Page 165 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 8.875% 7/15/2030	USD4,345	$5,052
Odebrecht Drilling Services, LLC 7.50% 6/15/2030[5]	6	6
Odebrecht Oil & Gas Finance, Ltd. 0% perpetual bonds[5]	1,150	63
Oleoducto Central SA 4.00% 7/14/2027[5]	1,715	1,604
Oleoducto Central SA 4.00% 7/14/2027	350	327
ONEOK, Inc. 5.55% 11/1/2026	736	743
ONEOK, Inc. 5.65% 11/1/2028	467	478
ONEOK, Inc. 5.80% 11/1/2030	681	702
ONEOK, Inc. 6.05% 9/1/2033	5,224	5,451
ONEOK, Inc. 6.625% 9/1/2053	5,607	6,184
Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,942
Petroleos Mexicanos 6.49% 1/23/2027	20,653	19,495
Petroleos Mexicanos 6.50% 3/13/2027	31,829	30,002
Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,150
Petroleos Mexicanos 8.75% 6/2/2029	5,805	5,664
Qatar Energy 2.25% 7/12/2031[5]	22,020	18,490
Qatar Energy 3.30% 7/12/2051[5]	2,185	1,547
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	427	427
Shell International Finance BV 3.875% 11/13/2028	9,410	9,126
Shell International Finance BV 2.75% 4/6/2030	377	339
Southwestern Energy Co. 5.70% 1/23/2025[6]	495	493
TotalEnergies Capital International SA 3.455% 2/19/2029	885	839
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,491
Williams Companies, Inc. 4.90% 3/15/2029	2,735	2,718
Williams Companies, Inc. 5.15% 3/15/2034	3,711	3,679
		259,994
Industrials 2.18%
ADT Security Corp. 4.125% 8/1/2029[5]	510	468
Air Lease Corp. 0.80% 8/18/2024	3,175	3,115
Air Lease Corp. 2.875% 1/15/2026	10,172	9,733
Air Lease Corp. 2.20% 1/15/2027	4,341	3,994
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[5]	12,514	12,442
BAE Systems PLC 5.00% 3/26/2027[5]	1,200	1,198
BAE Systems PLC 5.125% 3/26/2029[5]	3,482	3,496
BAE Systems PLC 5.25% 3/26/2031[5]	2,156	2,167
BAE Systems PLC 5.30% 3/26/2034[5]	570	573
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[6,8]	1,680	1,675
Boeing Co. 4.875% 5/1/2025	21,607	21,370
Boeing Co. 2.75% 2/1/2026	11,211	10,633
Boeing Co. 2.196% 2/4/2026	9,781	9,161
Boeing Co. 2.70% 2/1/2027	6,473	5,965
Boeing Co. 5.04% 5/1/2027	13,539	13,289
Boeing Co. 3.25% 2/1/2028	14,310	13,172
Boeing Co. 3.25% 3/1/2028	1,925	1,766
Boeing Co. 5.15% 5/1/2030	30,497	29,521
Boeing Co. 3.625% 2/1/2031	1,180	1,039
Canadian National Railway Co. 5.85% 11/1/2033	465	498
Canadian National Railway Co. 6.125% 11/1/2053	137	157
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	979
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,579
Carrier Global Corp. 5.80% 11/30/2025	240	242
Carrier Global Corp. 2.722% 2/15/2030	292	258
Carrier Global Corp. 2.70% 2/15/2031	292	251
American Funds Insurance Series — Page 166 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 5.90% 3/15/2034	USD1,345	$1,414
Carrier Global Corp. 3.377% 4/5/2040	14,710	11,525
Carrier Global Corp. 3.577% 4/5/2050	138	103
Carrier Global Corp. 6.20% 3/15/2054	827	911
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[5]	1,260	1,252
CSX Corp. 4.10% 11/15/2032	1,886	1,778
CSX Corp. 5.20% 11/15/2033	1,333	1,356
CSX Corp. 4.50% 11/15/2052	4,470	3,957
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	978	904
General Dynamics Corp. 3.75% 5/15/2028	479	464
General Dynamics Corp. 3.625% 4/1/2030	387	364
Honeywell International, Inc. 4.875% 9/1/2029	270	272
Honeywell International, Inc. 4.95% 9/1/2031	270	272
Honeywell International, Inc. 5.00% 3/1/2035	400	402
Honeywell International, Inc. 5.25% 3/1/2054	400	404
Honeywell International, Inc. 5.35% 3/1/2064	400	406
Ingersoll-Rand, Inc. 5.40% 8/14/2028	801	812
Ingersoll-Rand, Inc. 5.70% 8/14/2033	946	971
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,134
Lockheed Martin Corp. 4.50% 2/15/2029	1,174	1,164
Lockheed Martin Corp. 4.80% 8/15/2034	2,393	2,368
Lockheed Martin Corp. 5.20% 2/15/2064	600	594
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]	2,690	2,571
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,740
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,448
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,841
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,057
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,324
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	559
RTX Corp. 3.125% 5/4/2027	4,551	4,313
RTX Corp. 4.125% 11/16/2028	4,974	4,814
RTX Corp. 5.75% 1/15/2029	410	424
RTX Corp. 6.00% 3/15/2031	550	578
RTX Corp. 2.375% 3/15/2032	451	372
RTX Corp. 6.10% 3/15/2034	401	429
RTX Corp. 2.82% 9/1/2051	665	424
RTX Corp. 3.03% 3/15/2052	1,190	789
RTX Corp. 6.40% 3/15/2054	1,006	1,139
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[5]	2,550	2,133
Triton Container International, Ltd. 1.15% 6/7/2024[5]	1,609	1,595
Triton Container International, Ltd. 3.15% 6/15/2031[5]	2,482	2,003
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,059
Union Pacific Corp. 2.40% 2/5/2030	4,454	3,905
Union Pacific Corp. 2.375% 5/20/2031	2,298	1,964
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,555
Union Pacific Corp. 3.25% 2/5/2050	7,000	5,108
Union Pacific Corp. 2.95% 3/10/2052	1,405	946
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,495
Veralto Corp. 5.50% 9/18/2026[5]	350	351
Veralto Corp. 5.35% 9/18/2028[5]	2,450	2,483
Veralto Corp. 5.45% 9/18/2033[5]	1,680	1,702
Waste Management, Inc. 1.50% 3/15/2031	419	337
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 4.15% 4/15/2032	USD688	$658
Waste Management, Inc. 4.875% 2/15/2034	2,830	2,812
		241,511
Communication services 1.75%
AT&T, Inc. 1.70% 3/25/2026	18,834	17,617
AT&T, Inc. 1.65% 2/1/2028	4,700	4,164
AT&T, Inc. 4.30% 2/15/2030	15,940	15,323
AT&T, Inc. 2.55% 12/1/2033	12,748	10,215
AT&T, Inc. 5.40% 2/15/2034	629	637
CCO Holdings, LLC 5.125% 5/1/2027[5]	4,800	4,576
CCO Holdings, LLC 4.75% 2/1/2032[5]	1,265	1,034
CCO Holdings, LLC 4.25% 1/15/2034[5]	3,875	2,928
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	4,966
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	968
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,214
Charter Communications Operating, LLC 5.25% 4/1/2053	835	662
Comcast Corp. 3.15% 2/15/2028	7,200	6,791
Comcast Corp. 4.55% 1/15/2029	1,610	1,598
Comcast Corp. 4.80% 5/15/2033	1,841	1,817
Comcast Corp. 2.887% 11/1/2051	18	12
Comcast Corp. 5.35% 5/15/2053	3,455	3,432
Comcast Corp. 5.50% 5/15/2064	250	250
Lumen Technologies, Inc. 4.00% 2/15/2027[5]	6,756	4,193
Netflix, Inc. 4.875% 4/15/2028	10,098	10,087
Netflix, Inc. 5.875% 11/15/2028	5,970	6,208
Netflix, Inc. 6.375% 5/15/2029	1,932	2,058
Netflix, Inc. 5.375% 11/15/2029[5]	7,416	7,570
News Corp. 5.125% 2/15/2032[5]	1,300	1,222
SBA Tower Trust 1.631% 11/15/2026[5]	6,741	6,104
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	675	618
Sprint, LLC 7.625% 2/15/2025	1,305	1,321
T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,211
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,197
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,817
T-Mobile USA, Inc. 4.95% 3/15/2028	705	704
T-Mobile USA, Inc. 4.80% 7/15/2028	175	174
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,706
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,217
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,774
T-Mobile USA, Inc. 5.05% 7/15/2033	2,137	2,115
T-Mobile USA, Inc. 5.75% 1/15/2034	730	761
T-Mobile USA, Inc. 5.15% 4/15/2034	2,085	2,079
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,548
T-Mobile USA, Inc. 6.00% 6/15/2054	1,520	1,626
T-Mobile USA, Inc. 5.50% 1/15/2055	406	406
Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,505
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,425
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,313
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,281
Verizon Communications, Inc. 3.40% 3/22/2041	1,085	849
Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,129
Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,483
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,464
American Funds Insurance Series — Page 168 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	USD3,056	$2,996
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,075
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	100
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	719	618
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,408	4,492
ZipRecruiter, Inc. 5.00% 1/15/2030[5]	490	432
		194,082
Consumer staples 1.40%
7-Eleven, Inc. 1.80% 2/10/2031[5]	2,923	2,349
7-Eleven, Inc. 2.80% 2/10/2051[5]	5,000	3,108
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,519
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,636
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,919
BAT Capital Corp. 3.557% 8/15/2027	9,271	8,782
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,096
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,304
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,560
BAT Capital Corp. 6.421% 8/2/2033	6,375	6,673
BAT Capital Corp. 4.39% 8/15/2037	812	683
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,413
BAT Capital Corp. 4.54% 8/15/2047	4,980	3,848
BAT Capital Corp. 4.758% 9/6/2049	15,972	12,725
BAT Capital Corp. 5.65% 3/16/2052	120	108
BAT Capital Corp. 7.081% 8/2/2053	3,769	4,067
BAT International Finance PLC 3.95% 6/15/2025[5]	16,879	16,542
BAT International Finance PLC 1.668% 3/25/2026	4,070	3,791
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,842
Campbell Soup Co. 5.20% 3/21/2029	726	730
Campbell Soup Co. 5.40% 3/21/2034	534	538
Conagra Brands, Inc. 5.30% 11/1/2038	436	416
Conagra Brands, Inc. 5.40% 11/1/2048	37	35
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,161
Constellation Brands, Inc. 4.35% 5/9/2027	890	872
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,229
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,933
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,755
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,468
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,701
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	560
J. M. Smucker Co. (The) 6.20% 11/15/2033	701	748
J. M. Smucker Co. (The) 6.50% 11/15/2053	310	345
JBS USA Lux SA 2.50% 1/15/2027	3,000	2,767
JBS USA Lux SA 3.00% 2/2/2029	2,092	1,854
PepsiCo, Inc. 1.95% 10/21/2031	4,763	3,962
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,499
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,834
Philip Morris International, Inc. 5.125% 2/15/2030	982	983
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,656
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,658
Philip Morris International, Inc. 4.875% 11/15/2043	4,407	4,031
Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,380
American Funds Insurance Series — Page 169 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Walmart, Inc. 4.10% 4/15/2033	USD1,479	$1,426
Walmart, Inc. 4.50% 4/15/2053	1,277	1,181
		154,687
Real estate 0.82%
American Tower Corp. 3.65% 3/15/2027	1,375	1,319
Boston Properties, LP 2.90% 3/15/2030	955	819
Boston Properties, LP 3.25% 1/30/2031	463	396
Boston Properties, LP 2.55% 4/1/2032	1,674	1,325
Boston Properties, LP 2.45% 10/1/2033	1,335	1,006
Boston Properties, LP 6.50% 1/15/2034	10,849	11,260
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	956
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,277
COPT Defense Properties, LP 2.90% 12/1/2033	564	443
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[5]	395	346
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,825
Equinix, Inc. 2.90% 11/18/2026	2,762	2,592
Equinix, Inc. 3.20% 11/18/2029	2,146	1,922
Equinix, Inc. 3.90% 4/15/2032	1,155	1,046
FibraSOMA 4.375% 7/22/2031[5]	1,475	1,204
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,755	1,685
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,755	2,479
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,135	2,725
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	679
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,060
Iron Mountain, Inc. 5.25% 3/15/2028[5]	3,020	2,924
Iron Mountain, Inc. 5.25% 7/15/2030[5]	675	639
Kilroy Realty, LP 6.25% 1/15/2036	1,994	1,949
Prologis, LP 4.875% 6/15/2028	1,040	1,042
Prologis, LP 4.75% 6/15/2033	1,409	1,382
Prologis, LP 5.125% 1/15/2034	6,175	6,205
Prologis, LP 5.00% 3/15/2034	360	358
Prologis, LP 5.25% 6/15/2053	117	115
Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,468
Scentre Group Trust 1 3.50% 2/12/2025[5]	4,015	3,941
Service Properties Trust 4.50% 3/15/2025	855	836
Service Properties Trust 3.95% 1/15/2028	1,710	1,465
Service Properties Trust 8.625% 11/15/2031[5]	3,040	3,245
VICI Properties, LP 4.375% 5/15/2025	670	659
VICI Properties, LP 4.75% 2/15/2028	6,844	6,681
VICI Properties, LP 4.95% 2/15/2030	5,515	5,337
VICI Properties, LP 5.125% 5/15/2032	11,766	11,266
VICI Properties, LP 5.625% 5/15/2052	388	360
		90,236
Information technology 0.38%
Analog Devices, Inc. 2.10% 10/1/2031	270	224
Analog Devices, Inc. 2.80% 10/1/2041	521	378
Broadcom Corp. 3.875% 1/15/2027	5,966	5,785
Broadcom, Inc. 4.00% 4/15/2029[5]	609	580
Broadcom, Inc. 4.15% 4/15/2032[5]	630	585
Broadcom, Inc. 3.469% 4/15/2034[5]	11,652	9,989
Broadcom, Inc. 3.137% 11/15/2035[5]	847	685
Broadcom, Inc. 4.926% 5/15/2037[5]	2,879	2,734
American Funds Insurance Series — Page 170 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cisco Systems, Inc. 4.85% 2/26/2029	USD1,819	$1,833
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,000
Cisco Systems, Inc. 5.05% 2/26/2034	843	855
Cisco Systems, Inc. 5.30% 2/26/2054	784	805
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,352
Oracle Corp. 1.65% 3/25/2026	4,867	4,545
Oracle Corp. 3.60% 4/1/2050	48	35
Oracle Corp. 5.55% 2/6/2053	1,016	995
Salesforce, Inc. 1.95% 7/15/2031	4,590	3,811
Salesforce, Inc. 2.70% 7/15/2041	414	300
Salesforce, Inc. 2.90% 7/15/2051	2,442	1,649
ServiceNow, Inc. 1.40% 9/1/2030	1,760	1,425
		42,565
Materials 0.14%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,128
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	140
Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	700	674
Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,930
Celanese US Holdings, LLC 6.35% 11/15/2028	495	513
Celanese US Holdings, LLC 6.33% 7/15/2029	297	308
Celanese US Holdings, LLC 6.55% 11/15/2030	465	489
Celanese US Holdings, LLC 6.379% 7/15/2032	800	831
Celanese US Holdings, LLC 6.70% 11/15/2033	1,031	1,100
Dow Chemical Co. (The) 5.15% 2/15/2034	659	657
Dow Chemical Co. (The) 5.55% 11/30/2048	142	139
Dow Chemical Co. (The) 6.90% 5/15/2053	62	72
Dow Chemical Co. (The) 5.60% 2/15/2054	504	502
Eastman Chemical Co. 5.625% 2/20/2034	861	866
EIDP, Inc. 4.50% 5/15/2026	1,368	1,353
Methanex Corp. 5.125% 10/15/2027	510	494
NOVA Chemicals Corp. 8.50% 11/15/2028[5]	205	218
NOVA Chemicals Corp. 4.25% 5/15/2029[5]	425	364
OCI NV 6.70% 3/16/2033[5]	1,150	1,147
POSCO 5.75% 1/17/2028[5]	745	756
		15,681
Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[5]	730	537
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	565	415
		952
Total corporate bonds, notes & loans		3,409,246
U.S. Treasury bonds & notes 17.69% U.S. Treasury 16.66%
U.S. Treasury 3.875% 3/31/2025	25,252	24,971
U.S. Treasury 4.625% 6/30/2025	67,785	67,550
U.S. Treasury 3.00% 7/15/2025	97,643	95,361
U.S. Treasury 5.00% 9/30/2025	1,090	1,093
U.S. Treasury 5.00% 10/31/2025	27,980	28,063
U.S. Treasury 2.25% 11/15/2025	6,785	6,520
U.S. Treasury 4.00% 12/15/2025	42,800	42,283
U.S. Treasury 4.25% 12/31/2025	4,994	4,954
American Funds Insurance Series — Page 171 of 278

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 2/28/2026	USD63,709	$63,665
U.S. Treasury 3.625% 5/15/2026	1,926	1,888
U.S. Treasury 4.125% 6/15/2026	205	203
U.S. Treasury 4.375% 8/15/2026	265	264
U.S. Treasury 0.75% 8/31/2026	8,871	8,111
U.S. Treasury 4.625% 11/15/2026	3,589	3,602
U.S. Treasury 4.00% 1/15/2027	3,741	3,697
U.S. Treasury 1.875% 2/28/2027	4,000	3,723
U.S. Treasury 4.25% 3/15/2027	59,360	59,102
U.S. Treasury 2.625% 5/31/2027	43,530	41,267
U.S. Treasury 2.25% 11/15/2027	105,830	98,471
U.S. Treasury 6.125% 11/15/2027	24,000	25,431
U.S. Treasury 1.125% 2/29/2028	9,895	8,768
U.S. Treasury 4.00% 2/29/2028	4,750	4,696
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 1.00% 7/31/2028	5,630	4,907
U.S. Treasury 1.125% 8/31/2028	13,555	11,857
U.S. Treasury 5.25% 11/15/2028	5,700	5,937
U.S. Treasury 4.25% 2/28/2029	307,857	308,362
U.S. Treasury 2.375% 5/15/2029	4,070	3,726
U.S. Treasury 3.875% 12/31/2029	44,049	43,260
U.S. Treasury 4.00% 2/28/2030	38,255	37,806
U.S. Treasury 3.75% 5/31/2030	13,300	12,957
U.S. Treasury 4.125% 8/31/2030	11,215	11,149
U.S. Treasury 4.875% 10/31/2030	119,598	123,982
U.S. Treasury 4.25% 2/28/2031	12,832	12,860
U.S. Treasury 1.625% 5/15/2031	1,630	1,375
U.S. Treasury 4.125% 11/15/2032	114	113
U.S. Treasury 4.00% 2/15/2034	21,065	20,724
U.S. Treasury 4.25% 5/15/2039[10]	109,335	109,164
U.S. Treasury 1.125% 5/15/2040	103,968	65,022
U.S. Treasury 1.375% 11/15/2040	24,540	15,796
U.S. Treasury 1.875% 2/15/2041	36,900	25,747
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	2,011
U.S. Treasury 4.50% 2/15/2044	54,499	54,823
U.S. Treasury 3.00% 2/15/2049[10]	114,305	89,146
U.S. Treasury 2.875% 5/15/2049	290	221
U.S. Treasury 2.875% 5/15/2052	990	750
U.S. Treasury 4.00% 11/15/2052	8,553	8,045
U.S. Treasury 4.75% 11/15/2053[10]	263,126	281,052
		1,844,528
U.S. Treasury inflation-protected securities 1.03%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[11]	— [3]	— [3]
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	23,477	23,496
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	2,934	2,885
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,282	5,168
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,811	5,547
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	49,768	47,383
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[10,11]	4,063	3,847
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [3]	— [3]
American Funds Insurance Series — Page 172 of 278

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[11]	USD188	$111
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	28,924	25,301
		113,738
Total U.S. Treasury bonds & notes		1,958,266
Asset-backed obligations 5.34%
ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,5]	261	262
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,5]	347	350
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	165	161
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,5]	57	57
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,5]	1,944	1,954
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,5]	3,485	3,479
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	508
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,5]	435	435
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,5]	660	657
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,5]	4,033	4,082
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	2,705	2,639
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	396	386
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	834	834
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	997	972
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,044
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,426
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	7,689	7,416
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	2,427	2,292
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	623	594
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,5]	1,279	1,238
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,5]	3,445	3,168
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,5]	531	486
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,5]	193	177
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	6,724	6,829
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	5,059	5,182
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,5]	4,665	4,700
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	70	68
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]	269	250
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]	3,465	3,055
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]	398	347
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	214
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	881	890
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,531
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,430
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	474	474
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	200
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	197
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	198	199
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	469	472
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	117	111
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	172	174
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	14,862	13,113
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,5]	5,780	5,015
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,5]	636	553
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	353	326
American Funds Insurance Series — Page 173 of 278

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	USD18,497	$17,305
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	1,919	1,653
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	3,362	3,097
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,5]	364	300
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	5,994	5,426
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,5]	1,898	1,673
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	14,984	14,631
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	6,572	6,394
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	16,439	16,398
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	1,092	1,099
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	1,635	1,651
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	799	811
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	1,918	1,730
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	3,962	3,584
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,5]	364	317
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]	124	124
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,5]	362	362
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,5]	348	342
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,5]	1,486	1,491
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,5]	747	747
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,5]	1,237	1,238
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,5]	2,111	2,099
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,5]	2,797	2,755
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]	8,396	8,282
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[1]	143	142
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	4,053	3,928
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,5]	113	112
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,5]	184	183
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,5]	449	433
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,5]	495	491
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,5]	832	799
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	319	319
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,5]	819	826
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,5]	846	867
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	352	313
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,5]	897	877
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	926	916
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,5]	14,087	14,072
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[1,5]	357	357
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]	81	81
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,5]	246	244
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	345	342
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	341	338
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	100	100
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	1,443	1,439
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	424	422
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	1,709	1,721
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	2,612	2,486
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	232	233
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	5,028	5,099
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	418	421
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	265
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	758	770
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	462	468
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,5]	1,014	1,077
American Funds Insurance Series — Page 174 of 278

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	USD17,300	$16,196
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]	1,377	1,266
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,5]	1,730	1,679
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	561	561
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	312	313
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	454	457
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	307	310
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	1,423	1,420
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	767
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	598
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,5]	30,070	29,526
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	1,619	1,572
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	4,218	4,199
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,5]	5,833	5,810
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	1,686	1,544
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	1,255	1,116
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]	140	115
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	2,342	2,166
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	8,295	7,421
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	2,314	2,083
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,5]	1,949	1,704
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,5]	432	431
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,5]	4,751	4,808
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	1,175	1,177
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	561	564
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	507	513
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	808
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	485
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	322
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,5]	4,815	4,848
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	2,703	2,791
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,5]	3,984	4,119
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]	1,600	1,609
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,5]	948	963
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,7]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	12,703	12,405
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	1,171	1,143
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]	810	791
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	330	335
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	17,770	16,237
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,264	1,153
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]	859	785
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,5]	396	404
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,5]	585	599
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	1,174	1,080
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,5]	881	848
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,5]	454	472
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,5]	289	304
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	342	341
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	188
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	161
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	162
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,5]	158	157
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	867	867
American Funds Insurance Series — Page 175 of 278

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	USD304	$297
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	543	542
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	706	705
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	1,421	1,423
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	438	439
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,5]	1,622	1,635
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	861	859
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	615	612
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,5]	848	857
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	1,361	1,356
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,5]	3,223	3,281
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,5]	714	725
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]	623	631
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,5]	483	491
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	123	123
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.579% 7/21/2030[1,2,5]	844	846
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,069
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,5]	1,398	1,407
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,12]	1,006	1,005
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,12]	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	3,155	3,182
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	3,229	2,841
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	2,049	1,773
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	744	652
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	3,972	3,550
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	229	208
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	3,978	3,600
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	9,093	8,280
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.183% 4/20/2062[1,2,5]	2,944	2,922
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	50,765	44,532
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/25/2030[1,2,5]	232	232
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	607
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	93	90
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.479% 4/20/2029[1,2,5]	130	131
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/2026[1,5]	7,884	7,737
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	1,721	1,695
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.469% 8/16/2027[1,2,5]	1,393	1,402
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	1,710	1,730
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	4,558	4,567
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,5]	909	918
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,5]	2,524	2,522
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[1,5]	690	689
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]	147	147
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,5]	5,088	5,145
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.694% 7/25/2051[1,2,5]	290	288
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	129	129
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	890	879
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	917	909
American Funds Insurance Series — Page 176 of 278

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	USD1,681	$1,632
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[1]	262	261
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	2,236	2,155
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	703
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	856	846
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	705
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,5]	6,276	6,279
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	1,470	1,473
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	624	627
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	361	365
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,5]	2,413	2,112
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,5]	445	379
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,5]	828	836
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.869% 11/15/2052[1,2,5]	915	923
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	2,172	1,930
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	2,515	2,340
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	360	331
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	716	667
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	808	736
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	1,545	1,455
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	6,025	6,086
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	2,460	2,240
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,5]	1,011	946
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	1,874	1,705
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,5]	5,465	4,830
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,5]	305	264
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	4,600	4,129
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,5]	3,825	3,470
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,5]	115	97
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,5]	6,000	5,973
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	9,049	8,111
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	3,119	2,742
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,5]	303	259
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,209
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	7,967
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	5,380	5,356
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,5]	2,040	2,019
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,5]	1,463	1,444
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]	97	97
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,5]	1,446	1,387
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	1,799	1,804
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	3,420	3,440
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,5]	3,052	3,097
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	1,175	1,182
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	2,219	2,234
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	1,236	1,251
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	290
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	233
		590,408
Municipals 1.51% California 0.02%
G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,472
American Funds Insurance Series — Page 177 of 278

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 1.42%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD65	$64
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	29,183
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,522
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,309
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	117,815	117,068
		157,146
Texas 0.03%
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	3,007
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,555	4,270
Total municipals		166,895
Bonds & notes of governments & government agencies outside the U.S. 1.06%
Chile (Republic of) 4.00% 1/31/2052	580	459
Colombia (Republic of) 7.50% 2/2/2034	2,530	2,592
Dominican Republic 5.95% 1/25/2027[5]	8,100	8,079
Dominican Republic 7.05% 2/3/2031[5]	680	705
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,680
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,800
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	27,688
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,797
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	11,783,000	737
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,747
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[5]	USD1,150	1,086
Paraguay (Republic of) 5.00% 4/15/2026	960	949
Poland (Republic of) 5.75% 11/16/2032	555	582
Poland (Republic of) 4.875% 10/4/2033	830	819
Portuguese Republic 5.125% 10/15/2024	24,775	24,713
Qatar (State of) 4.50% 4/23/2028[5]	5,100	5,105
Qatar (State of) 5.103% 4/23/2048[5]	3,400	3,314
United Mexican States 6.00% 5/7/2036	14,755	14,819
		117,671
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026	11,910	11,326
Total bonds, notes & other debt instruments (cost: $10,960,696,000)		10,638,377
Common stocks 0.00% Energy 0.00%	Shares
FORESEA Holding SA, Class C, nonvoting shares[5,13]	555	14
FORESEA Holding SA, Class B5,13	61	1
		15
Total common stocks (cost: $9,000)		15
American Funds Insurance Series — Page 178 of 278

unaudited
Short-term securities 18.26% Money market investments 18.26%	Shares	Value (000)
Capital Group Central Cash Fund 5.37%[14,15]	20,218,024	$2,020,994
Total short-term securities (cost: $2,021,544,000)		2,020,994
Total investment securities 114.38% (cost: $12,982,249,000)		12,659,386
Other assets less liabilities (14.38)%		(1,591,824)
Net assets 100.00%		$11,067,562
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
30 Day Federal Funds Futures	Short	1,749	5/1/2024	USD(689,981)	$753
30 Day Federal Funds Futures	Long	68	11/1/2024	26,953	(123)
30 Day Federal Funds Futures	Short	68	2/3/2025	(27,038)	142
3 Month SOFR Futures	Short	13	9/18/2024	(3,083)	9
3 Month SOFR Futures	Long	1,190	3/19/2025	283,904	(379)
2 Year U.S. Treasury Note Futures	Long	7,277	7/3/2024	1,488,033	(463)
5 Year U.S. Treasury Note Futures	Long	14,220	7/3/2024	1,521,762	(17)
10 Year French Government Bond Futures	Long	443	6/10/2024	61,257	223
10 Year Euro-Bund Futures	Short	430	6/10/2024	(61,876)	(474)
10 Year U.S. Treasury Note Futures	Long	5,377	6/28/2024	595,755	1,829
10 Year U.S. Treasury Note Futures	Short	597	6/28/2024	(68,422)	(229)
20 Year U.S. Treasury Bond Futures	Short	3,394	6/28/2024	(408,765)	(4,456)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,056	6/28/2024	394,224	6,421
					$3,236
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	1,418	USD	1,550	Morgan Stanley	4/15/2024	$(19)
USD	30,610	EUR	28,090	Morgan Stanley	4/19/2024	278
USD	17,062	EUR	15,601	Barclays Bank PLC	4/19/2024	216
USD	56,345	EUR	52,030	Morgan Stanley	4/26/2024	147
						$622
American Funds Insurance Series — Page 179 of 278

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD27,000	$(117)	$—	$(117)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	(308)	—	(308)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	(333)	—	(333)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	(18)	—	(18)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	19,800	(88)	—	(88)
4.8195%	Annual	SOFR	Annual	9/1/2025	42,100	(10)	—	(10)
4.9035%	Annual	SOFR	Annual	9/14/2025	42,065	50	—	50
4.4555%	Annual	SOFR	Annual	12/6/2025	95,750	(375)	—	(375)
3.998%	Annual	SOFR	Annual	12/4/2028	40,040	(32)	—	(32)
SOFR	Annual	3.8275%	Annual	9/1/2033	9,600	13	—	13
SOFR	Annual	3.997%	Annual	9/14/2033	9,615	(115)	—	(115)
SOFR	Annual	3.6025%	Annual	1/8/2034	16,295	312	—	312
SOFR	Annual	3.5685%	Annual	1/9/2034	19,970	437	—	437
SOFR	Annual	3.871%	Annual	3/4/2034	28,120	(77)	—	(77)
SOFR	Annual	3.2975%	Annual	3/8/2051	39,095	2,483	—	2,483
SOFR	Annual	3.486%	Annual	1/17/2054	1,835	44	—	44
						$1,866	$—	$1,866
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD13,192	$(973)	$(923)	$(50)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	99,650	(7,225)	(7,124)	(101)
					$(8,198)	$(8,047)	$(151)
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 18.26%
Money market investments 18.26%
Capital Group Central Cash Fund 5.37%[14]	$2,168,331	$708,746	$855,484	$(15)	$(584)	$2,020,994	$27,159
American Funds Insurance Series — Page 180 of 278

unaudited
Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	$1,006	$1,005	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	150	150	.00 [16]
Total		$1,156	$1,155	.01%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,432,706,000, which represented 12.95% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $67,129,000, which represented .61% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,155,000, which represented .01% of the net assets of the fund.

[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 3/31/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 181 of 278

Capital World Bond Fund®
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 93.06% Euros 18.18%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,617
Albania (Republic of) 5.90% 6/9/2028	800	889
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	721
Altria Group, Inc. 3.125% 6/15/2031	800	808
American Honda Finance Corp. 1.95% 10/18/2024	560	598
American Tower Corp. 0.45% 1/15/2027	2,525	2,501
American Tower Corp. 0.875% 5/21/2029	1,470	1,384
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,027
AT&T, Inc. 1.60% 5/19/2028	2,350	2,378
AT&T, Inc. 4.30% 11/18/2034	260	297
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	2,100	2,356
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	796
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,421
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,990
Baxter International, Inc. 1.30% 5/15/2029	2,000	1,950
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,678
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	947
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	942
BPCE SA 1.00% 4/1/2025	2,900	3,047
BPCE SA 4.50% 1/13/2033	1,400	1,591
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,093
Bulgaria (Republic of) 4.50% 1/27/2033	465	534
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	3,999
Celanese US Holdings, LLC 4.777% 7/19/2026	235	258
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,103
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,803
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	282
Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,100
Egypt (Arab Republic of) 5.625% 4/16/2030	300	266
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,367
Equinor ASA 1.375% 5/22/2032	3,650	3,424
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,527
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,037
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[1]	100	102
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[1]	420	494
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]	2,103	2,392
European Investment Bank 0.25% 1/20/2032	4,900	4,393
European Investment Bank 1.50% 6/15/2032	1,000	986
European Investment Bank 2.875% 1/12/2033	4,500	4,907
European Union 0.25% 10/22/2026	610	617
European Union 3.125% 12/4/2030	190	210
European Union 0% 7/4/2031	705	627
European Union 0% 7/4/2035	220	173
European Union 0.20% 6/4/2036	1,500	1,177
American Funds Insurance Series — Page 182 of 278

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
European Union 0.70% 7/6/2051	EUR3,000	$1,797
Finland (Republic of) 3.00% 9/15/2033	2,370	2,603
French Republic O.A.T. 0.75% 2/25/2028	980	983
French Republic O.A.T. 0% 11/25/2030	19,550	17,744
French Republic O.A.T. 0% 5/25/2032	2,120	1,842
French Republic O.A.T. 2.00% 11/25/2032	3,690	3,759
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,111
French Republic O.A.T. 0.50% 5/25/2040	2,080	1,514
French Republic O.A.T. 0.75% 5/25/2052	2,850	1,691
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,331
Germany (Federal Republic of) 0% 2/15/2030	7,050	6,679
Germany (Federal Republic of) 0% 8/15/2030	6,285	5,895
Germany (Federal Republic of) 0% 8/15/2031	12,600	11,571
Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,952
Germany (Federal Republic of) 2.20% 2/15/2034	780	835
Germany (Federal Republic of) 1.00% 5/15/2038	130	116
Germany (Federal Republic of) 0% 8/15/2050	1,200	691
Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,376
Greece (Hellenic Republic of) 3.875% 6/15/2028	7,155	8,024
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	680
Greece (Hellenic Republic of) 0.75% 6/18/2031	700	642
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,853
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,625
Greece (Hellenic Republic of) 4.25% 6/15/2033	985	1,145
Greece (Hellenic Republic of) 1.875% 1/24/2052	1,528	1,130
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,440
Ireland (Republic of) 2.60% 10/18/2034	4,850	5,169
Ireland (Republic of) 3.00% 10/18/2043	2,010	2,191
Italy (Republic of) 1.85% 7/1/2025	17,700	18,741
Italy (Republic of) 1.35% 4/1/2030	7	7
Italy (Republic of) 4.20% 3/1/2034	11,900	13,446
Italy (Republic of) 1.80% 3/1/2041	6,060	4,795
KfW 0.125% 6/30/2025	590	612
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,739
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,633
Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	1,980
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	614
Morocco (Kingdom of) 3.50% 6/19/2024	1,400	1,507
Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,669
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,296
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,569
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,748
Philippines (Republic of) 0.25% 4/28/2025	875	906
Portuguese Republic 0.475% 10/18/2030	1,610	1,516
Portuguese Republic 2.875% 10/20/2034	2,560	2,733
Portuguese Republic 3.50% 6/18/2038	3,140	3,494
Quebec (Province of) 0.25% 5/5/2031	920	825
Quebec (Province of) 0.50% 1/25/2032	1,155	1,036
Romania 2.125% 3/7/2028	1,440	1,431
Romania 5.375% 3/22/2031	1,110	1,206
Romania 3.75% 2/7/2034	530	503
Shell International Finance BV 1.50% 4/7/2028	2,000	2,023
Slovak Republic 3.75% 3/6/2034	640	703
Spain (Kingdom of) 0% 1/31/2028	900	873
Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,910
American Funds Insurance Series — Page 183 of 278

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Spain (Kingdom of) 1.25% 10/31/2030	EUR1,295	$1,262
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,125
Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,962
Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,977
Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,861
Spain (Kingdom of) 3.90% 7/30/2039	1,370	1,549
Spain (Kingdom of) 1.90% 10/31/2052	1,010	748
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	462
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	198
Stryker Corp. 0.25% 12/3/2024	480	506
Stryker Corp. 0.75% 3/1/2029	980	943
Stryker Corp. 1.00% 12/3/2031	450	410
TenneT Holding BV 5.25% junior subordinated perpetual bonds (5-year EUR-ICE Swap EURIBOR + 1.947% on 6/21/2029)[1]	390	418
TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	2,000	2,157
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,786
Ukraine 6.75% 6/20/2028[3]	1,489	491
Ukraine 4.375% 1/27/2032[3]	2,105	618
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,755
		273,941
Japanese yen 5.90%
Japan, Series 19, 0.10% 9/10/2024[4]	JPY477,508	3,181
Japan, Series 346, 0.10% 3/20/2027	777,900	5,123
Japan, Series 356, 0.10% 9/20/2029	2,220,800	14,453
Japan, Series 116, 2.20% 3/20/2030	576,100	4,213
Japan, Series 362, 0.10% 3/20/2031	737,200	4,751
Japan, Series 152, 1.20% 3/20/2035	608,450	4,187
Japan, Series 21, 2.30% 12/20/2035	720,000	5,514
Japan, Series 162, 0.60% 9/20/2037	1,966,150	12,329
Japan, Series 179, 0.50% 12/20/2041	196,950	1,131
Japan, Series 182, 1.10% 9/20/2042	619,850	3,917
Japan, Series 186, 1.50% 9/20/2043	1,425,800	9,535
Japan, Series 37, 0.60% 6/20/2050	694,500	3,557
Japan, Series 73, 0.70% 12/20/2051	1,568,700	8,084
Japan, Series 74, 1.00% 3/20/2052	246,100	1,372
Japan, Series 79, 1.20% 6/20/2053	274,400	1,600
Philippines (Republic of) 0.001% 4/12/2024	900,000	5,944
		88,891
British pounds 4.42%
American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,627
Asian Development Bank 1.125% 6/10/2025	740	895
KfW 1.125% 7/4/2025	1,165	1,406
Lloyds Bank PLC 7.625% 4/22/2025	655	842
Ørsted AS 4.875% 1/12/2032	100	125
Quebec (Province of) 2.25% 9/15/2026	1,870	2,233
United Kingdom 0.125% 1/30/2026	425	499
United Kingdom 4.25% 12/7/2027	5,910	7,547
United Kingdom 1.625% 10/22/2028	3,690	4,244
United Kingdom 4.75% 12/7/2030	6,920	9,245
United Kingdom 0.25% 7/31/2031	11,850	11,600
United Kingdom 1.00% 1/31/2032	7,120	7,286
United Kingdom 4.25% 6/7/2032	1,310	1,706
United Kingdom 3.25% 1/31/2033	1,090	1,313
American Funds Insurance Series — Page 184 of 278

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 4.625% 1/31/2034	GBP2,065	$2,753
United Kingdom 0.625% 7/31/2035	210	184
United Kingdom 0.875% 1/31/2046	4,917	3,176
United Kingdom 3.75% 10/22/2053	1,870	2,106
United Kingdom 4.375% 7/31/2054	6,285	7,878
		66,665
Chinese yuan 3.70%
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	CNY59,810	8,477
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,240	3,192
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	89,580	15,146
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	66,960	11,293
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	45,510	7,383
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	42,610	6,462
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	788
China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	2,982
		55,723
Brazilian reais 2.61%
Brazil (Federative Republic of) 6.00% 8/15/2024[4]	BRL14,331	2,837
Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	339
Brazil (Federative Republic of) 10.00% 1/1/2029	12,400	2,419
Brazil (Federative Republic of) 10.00% 1/1/2031	52,681	10,108
Brazil (Federative Republic of) 10.00% 1/1/2033	94,878	18,000
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	1,998	406
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	23,903	4,856
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	1,999	406
		39,371
Mexican pesos 2.58%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN32,700	1,966
América Móvil, SAB de CV, 9.50% 1/27/2031	115,680	6,739
Petroleos Mexicanos 7.19% 9/12/2024	66,160	3,871
United Mexican States, Series M, 7.50% 6/3/2027	251,720	14,324
United Mexican States, Series M, 7.75% 5/29/2031	1,383	77
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,180
United Mexican States, Series M, 8.00% 11/7/2047	7,830	406
United Mexican States, Series M, 8.00% 7/31/2053	198,770	10,228
		38,791
Canadian dollars 2.12%
Canada 3.50% 3/1/2028	CAD25,228	18,552
Canada 3.25% 12/1/2033	15,230	11,045
Canada 2.75% 12/1/2048	3,500	2,310
		31,907
South Korean won 1.95%
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,784
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,334
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,709
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,963
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	2,131,440	1,448
American Funds Insurance Series — Page 185 of 278

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Bonds, notes & other debt instruments (continued) South Korean won (continued)	Principal amount (000)	Value (000)
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW16,434,880	$13,018
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	1,451,070	1,144
		29,400
Australian dollars 1.67%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,028
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,066
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	9,735	5,860
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	14,605	9,342
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	7,810	4,873
		25,169
Indonesian rupiah 1.43%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,459
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,297
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,825
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,810
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	189
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	139,882,000	9,017
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,933
		21,530
Norwegian kroner 0.65%
Norway (Kingdom of) 1.75% 9/6/2029	NOK25,820	2,177
Norway (Kingdom of) 2.125% 5/18/2032	6,615	549
Norway (Kingdom of) 3.625% 4/13/2034	75,900	7,036
		9,762
Israeli shekels 0.51%
Israel (State of) 1.30% 4/30/2032	ILS24,480	5,313
Israel (State of) 4.00% 3/30/2035	9,030	2,361
		7,674
Danish kroner 0.42%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK51,791	6,028
Realkredit Danmark AS 1.00% 10/1/2053[5]	2,608	290
		6,318
New Zealand dollars 0.41%
New Zealand 4.50% 5/15/2030	NZD10,208	6,133
Indian rupees 0.36%
Asian Development Bank 6.20% 10/6/2026	INR15,700	186
Asian Development Bank 6.72% 2/8/2028	144,700	1,730
European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	671
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	929
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	402
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,512
		5,430
American Funds Insurance Series — Page 186 of 278

unaudited
Bonds, notes & other debt instruments (continued) South African rand 0.19%	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR30,120	$1,415
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	49,100	1,482
		2,897
Malaysian ringgits 0.14%
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,175
Polish zloty 0.13%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,082
Poland (Republic of), Series 1033, 6.00% 10/25/2033	3,580	933
		2,015
Chilean pesos 0.12%
Chile (Republic of) 1.50% 3/1/2026[4]	CLP853,315	855
Chile (Republic of) 5.00% 10/1/2028	955,000	967
		1,822
Colombian pesos 0.09%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	1,305
Romanian leu 0.07%
Romania 4.75% 2/24/2025	RON5,000	1,073
Turkish lira 0.04%
Turkey (Republic of) 12.60% 10/1/2025	TRY12,175	259
Turkey (Republic of) 17.80% 7/13/2033	12,175	291
		550
U.S. dollars 45.37%
3R Lux SARL 9.75% 2/5/2031[6]	USD1,800	1,885
7-Eleven, Inc. 0.95% 2/10/2026[6]	520	481
7-Eleven, Inc. 1.30% 2/10/2028[6]	2,180	1,901
AAR Escrow Issuer, LLC 6.75% 3/15/2029[6]	27	27
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,826
AbbVie, Inc. 5.35% 3/15/2044	75	77
AbbVie, Inc. 5.40% 3/15/2054	1,265	1,303
AbbVie, Inc. 5.50% 3/15/2064	150	154
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	697
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	763	770
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,953
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	660	484
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	242	243
AG Issuer, LLC 6.25% 3/1/2028[6]	295	289
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	103	107
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,6]	1,147	1,196
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,6]	1,100	1,104
Alabama Power Co. 3.00% 3/15/2052	980	664
Albertsons Companies, Inc. 3.50% 3/15/2029[6]	140	126
Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	75	69
Alfa Desarrollo SpA 4.55% 9/27/2051	476	364
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	290	286
American Funds Insurance Series — Page 187 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	USD120	$112
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]	70	71
Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	155	156
Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	300	258
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	206
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,704
Amer Sports Co. 6.75% 2/16/2031[6]	35	35
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	234	234
American Electric Power Co., Inc. 1.00% 11/1/2025	250	233
American Express Co. 3.375% 5/3/2024	4,202	4,193
Amgen, Inc. 2.20% 2/21/2027	445	412
Amgen, Inc. 5.25% 3/2/2030	981	996
Amgen, Inc. 5.25% 3/2/2033	2,687	2,711
Amgen, Inc. 5.65% 3/2/2053	1,284	1,309
AmWINS Group, Inc. 6.375% 2/15/2029[6]	75	75
AmWINS Group, Inc. 4.875% 6/30/2029[6]	135	126
Anglo American Capital PLC 3.95% 9/10/2050[6]	521	392
Angola (Republic of) 9.50% 11/12/2025	4,225	4,309
Angola (Republic of) 8.25% 5/9/2028	1,115	1,077
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	110	78
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	115	78
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.945% 9/1/2027[7,8]	95	93
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.195% 9/22/2028[7,8]	147	147
ARD Finance SA 6.50% Cash 6/30/2027[6,9]	210	70
Aretec Group, Inc. 7.50% 4/1/2029[6]	245	234
Aretec Group, Inc. 10.00% 8/15/2030[6]	50	55
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	1,991	1,048
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	3,025	1,262
Artera Services, LLC 8.50% 2/15/2031[6]	45	46
Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	55	50
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	160	164
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	55	52
AssuredPartners, Inc. 5.625% 1/15/2029[6]	365	337
AT&T, Inc. 3.50% 9/15/2053	2,070	1,462
ATI, Inc. 7.25% 8/15/2030	60	62
Atkore, Inc. 4.25% 6/1/2031[6]	25	22
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	1,817	1,815
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	996	1,020
B&G Foods, Inc. 5.25% 4/1/2025	23	23
B&G Foods, Inc. 5.25% 9/15/2027	210	196
B&G Foods, Inc. 8.00% 9/15/2028[6]	25	26
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[5,8]	219	235
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[1]	847	832
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	6,085
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,307
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	2,575	2,593
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	621
BAT Capital Corp. 2.789% 9/6/2024	1,150	1,136
BAT Capital Corp. 3.215% 9/6/2026	955	909
BAT Capital Corp. 3.557% 8/15/2027	1,545	1,464
BAT Capital Corp. 3.462% 9/6/2029	1,150	1,051
Bath & Body Works, Inc. 6.625% 10/1/2030[6]	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	80	75
American Funds Insurance Series — Page 188 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	USD75	$71
Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	114	47
Baytex Energy Corp. 7.375% 3/15/2032[6]	85	86
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,520	2,663
Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]	30	18
Becton, Dickinson and Co. 4.298% 8/22/2032	320	304
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	101
Bidvest Group (UK) PLC 3.625% 9/23/2026	500	467
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	400	378
Blue Racer Midstream, LLC 7.625% 12/15/2025[6]	65	65
BMW US Capital, LLC 3.90% 4/9/2025[6]	900	888
BMW US Capital, LLC 4.15% 4/9/2030[6]	900	870
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]	700	612
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]	1,275	1,081
Boeing Co. 5.15% 5/1/2030	2,855	2,764
Boeing Co. 3.625% 2/1/2031	1,127	993
Bombardier, Inc. 7.125% 6/15/2026[6]	47	48
Bombardier, Inc. 6.00% 2/15/2028[6]	50	49
Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	25	26
Borr IHC, Ltd. 10.00% 11/15/2028[6]	3,025	3,159
Borr IHC, Ltd. 10.375% 11/15/2030[6]	965	1,008
Boxer Parent Co., Inc. 9.125% 3/1/2026[6]	160	160
Boyd Gaming Corp. 4.75% 6/15/2031[6]	45	41
Boyne USA, Inc. 4.75% 5/15/2029[6]	107	99
BPCE SA 5.15% 7/21/2024[6]	1,800	1,793
Braskem Idesa SAPI 7.45% 11/15/2029	2,320	1,899
Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,511
Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	5,125
Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	525	545
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,956
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,264
British Columbia (Province of) 4.20% 7/6/2033	1,240	1,204
Broadcom, Inc. 4.00% 4/15/2029[6]	250	238
Broadcom, Inc. 3.419% 4/15/2033[6]	698	605
Broadcom, Inc. 3.469% 4/15/2034[6]	48	41
Broadcom, Inc. 3.137% 11/15/2035[6]	185	150
Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]	95	93
Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]	50	46
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[6]	1,341	1,453
BWX Technologies, Inc. 4.125% 4/15/2029[6]	175	162
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[5,6,8]	1,310	1,301
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[5,6,8]	989	980
Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032[6]	45	45
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	2,150	2,195
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,6]	200	202
California Resources Corp. 7.125% 2/1/2026[6]	100	101
Callon Petroleum Co. 7.50% 6/15/2030[6]	15	16
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	952
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	90	80
Carnival Corp. 6.00% 5/1/2029[6]	100	99
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[6]	70	69
CCO Holdings, LLC 5.125% 5/1/2027[6]	125	119
American Funds Insurance Series — Page 189 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 4.75% 3/1/2030[6]	USD135	$116
CCO Holdings, LLC 4.50% 8/15/2030[6]	240	201
CCO Holdings, LLC 4.25% 2/1/2031[6]	155	127
CCO Holdings, LLC 4.50% 6/1/2033[6]	147	115
CCO Holdings, LLC 4.25% 1/15/2034[6]	55	42
Centene Corp. 2.45% 7/15/2028	40	36
Centene Corp. 4.625% 12/15/2029	195	185
Centene Corp. 2.50% 3/1/2031	65	54
Central Garden & Pet Co. 4.125% 10/15/2030	74	66
Central Garden & Pet Co. 4.125% 4/30/2031[6]	110	97
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,6]	925	932
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,459
Charter Communications Operating, LLC 5.25% 4/1/2053	1,900	1,506
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	22
Chesapeake Energy Corp. 5.875% 2/1/2029[6]	115	114
Chesapeake Energy Corp. 6.75% 4/15/2029[6]	30	30
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	4,205	3,595
Chubb INA Holdings, Inc. 3.35% 5/3/2026	195	188
Chubb INA Holdings, Inc. 4.35% 11/3/2045	425	379
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[5,6,8]	1,240	1,263
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,8]	805	836
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	2,250	2,229
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	1,380	1,379
Civitas Resources, Inc. 8.75% 7/1/2031[6]	90	96
Clarios Global, LP 6.25% 5/15/2026[6]	44	44
Clarios Global, LP 8.50% 5/15/2027[6]	90	90
Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	45	42
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	5	5
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	100	91
Cloud Software Group, Inc. 6.50% 3/31/2029[6]	235	223
Cloud Software Group, Inc. 9.00% 9/30/2029[6]	175	168
Cloud Software Group, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.909% 9/29/2028[7,8]	242	242
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.909% 3/30/2029[7,8]	99	99
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,145
CNX Resources Corp. 7.25% 3/1/2032[6]	110	112
Coinbase Global, Inc. 3.375% 10/1/2028[6]	55	47
Coinbase Global, Inc. 3.625% 10/1/2031[6]	85	69
Colombia (Republic of) 3.875% 4/25/2027	350	330
Colombia (Republic of) 8.00% 11/14/2035	445	468
Comcast Corp. 4.80% 5/15/2033	4,100	4,047
Commonwealth Bank of Australia 2.688% 3/11/2031[6]	1,950	1,623
CommScope Technologies, LLC 6.00% 6/15/2025[6]	160	139
CommScope, Inc. 6.00% 3/1/2026[6]	53	49
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.695% 4/6/2026[7,8]	25	23
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	212	202
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	65	58
Comstock Resources, Inc. 6.75% 3/1/2029[6]	95	91
Comstock Resources, Inc. 5.875% 1/15/2030[6]	65	59
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.62% 5/25/2043[5,6,8]	1,593	1,627
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.87% 5/25/2043[5,6,8]	804	858
American Funds Insurance Series — Page 190 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.22% 6/25/2043[5,6,8]	USD983	$995
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.42% 6/25/2043[5,6,8]	305	321
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.02% 7/25/2043[5,6,8]	740	747
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.12% 1/25/2044[5,6,8]	206	207
ConocoPhillips Co. 5.30% 5/15/2053	761	756
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[9]	1,127	904
Constellium SE 3.75% 4/15/2029[6]	125	113
Consumers Energy Co. 3.60% 8/15/2032	1,600	1,451
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,000
Corebridge Financial, Inc. 3.90% 4/5/2032	748	674
CoreLogic, Inc. 4.50% 5/1/2028[6]	339	304
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.945% 6/4/2029[7,8]	65	62
Cosan Luxembourg SA 7.25% 6/27/2031[6]	1,380	1,410
Coty, Inc. 5.00% 4/15/2026[6]	95	94
Coty, Inc. 4.75% 1/15/2029[6]	65	62
Coty, Inc. 6.625% 7/15/2030[6]	95	97
Covanta Holding Corp. 4.875% 12/1/2029[6]	25	22
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	333	331
Crédit Agricole SA 4.375% 3/17/2025[6]	1,100	1,083
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]	2,675	2,558
Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	178	188
Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	110	111
Crown Castle, Inc. 2.50% 7/15/2031	767	635
CSX Corp. 3.80% 4/15/2050	75	59
CVR Partners, LP 6.125% 6/15/2028[6]	65	63
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	725	696
Darling Ingredients, Inc. 6.00% 6/15/2030[6]	10	10
Deluxe Corp. 8.00% 6/1/2029[6]	20	18
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	802
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,061
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,179
Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]	310	9
Diamond Sports Group, LLC, Term Loan, 5.00% PIK and 5.00% Cash 12/2/2024[7,9]	17	29
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.82% 8/11/2028[6,7,8]	349	365
DIRECTV Financing, LLC 5.875% 8/15/2027[6]	50	47
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.445% 8/2/2027[7,8]	43	43
DISH DBS Corp. 5.25% 12/1/2026[6]	15	12
DISH Network Corp. 11.75% 11/15/2027[6]	260	266
Dominican Republic 5.50% 1/27/2025[6]	1,375	1,368
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	47	43
Ecopetrol SA 8.625% 1/19/2029	2,460	2,609
Ecopetrol SA 6.875% 4/29/2030	1,445	1,412
Ecopetrol SA 8.875% 1/13/2033	1,581	1,673
Ecopetrol SA 8.375% 1/19/2036	1,039	1,049
Edison International 4.125% 3/15/2028	2,390	2,295
Edison International 5.25% 11/15/2028	1,522	1,517
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	95
American Funds Insurance Series — Page 191 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 6.588% 2/21/2028	USD1,550	$1,419
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	300	331
Element Solutions, Inc. 3.875% 9/1/2028[6]	105	96
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[6]	205	133
Enel Finance International NV 1.375% 7/12/2026[6]	1,248	1,142
Enel Finance International NV 1.875% 7/12/2028[6]	1,227	1,075
Energy Transfer, LP 8.00% 4/1/2029[6]	98	102
Enfragen Energia Sur SA 5.375% 12/30/2030	3,129	2,597
Entergy Corp. 0.90% 9/15/2025	750	703
Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,138
Enviri Corp. 5.75% 7/31/2027[6]	145	137
EQM Midstream Partners, LP 6.50% 7/1/2027[6]	125	126
EQM Midstream Partners, LP 6.375% 4/1/2029[6]	20	20
EQM Midstream Partners, LP 7.50% 6/1/2030[6]	45	48
EQM Midstream Partners, LP 6.50% 7/15/2048	40	40
Equinix, Inc. 1.80% 7/15/2027	1,145	1,027
Equinix, Inc. 2.15% 7/15/2030	3,216	2,667
EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	90	93
ESAB Corp. 6.25% 4/15/2029[6]	75	75
Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,307
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[5]	78	79
Export-Import Bank of Korea 5.125% 1/11/2033	1,175	1,200
Fair Isaac Corp. 4.00% 6/15/2028[6]	15	14
Fannie Mae Pool #FM6293 3.00% 1/1/2051[5]	68	59
Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	1,757	1,521
Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	7,578	7,219
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	108	108
Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	228	227
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	18	18
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	66	65
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	246	245
Fannie Mae Pool #MA5165 5.50% 10/1/2053[5]	953	948
Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]	2,265	2,287
Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	2,664	2,688
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	25	22
Fiesta Purchaser, Inc. 7.875% 3/1/2031[6]	150	155
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.337% 1/31/2031[7,8]	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[2,7,8]	97	97
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[2,7,8]	2	2
First Student Bidco, Inc. 4.00% 7/31/2029[6]	45	40
FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,800	1,728
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	2,325	2,121
Ford Motor Co. 6.10% 8/19/2032	30	30
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	293
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	187
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	210
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	181
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	112
Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]	3,759	3,184
Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	5,958	5,030
Freddie Mac Pool #QD3310 3.00% 12/1/2051[5]	19	16
American Funds Insurance Series — Page 192 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8214 3.50% 5/1/2052[5]	USD4,961	$4,444
Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]	1,046	1,022
Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	3,637	3,553
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	292	290
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	24	23
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	775	771
Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]	2,791	2,778
Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]	20,771	20,274
Freddie Mac Pool #SD8372 5.50% 11/1/2053[5]	12,327	12,268
Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	1,047	1,042
Freddie Mac Pool #SD8420 5.50% 4/1/2054[5]	1,183	1,177
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	3,975	3,735
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.22% 4/25/2042[5,6,8]	441	457
FXI Holdings, Inc. 12.25% 11/15/2026[6]	497	499
Gartner, Inc. 3.75% 10/1/2030[6]	70	63
Genesis Energy, LP 8.00% 1/15/2027	125	127
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
GeoPark, Ltd. 5.50% 1/17/2027	5,200	4,727
Georgia (Republic of) 2.75% 4/22/2026[6]	400	373
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,370
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,196
Go Daddy Operating Co., LLC 3.50% 3/1/2029[6]	65	59
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	987
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	769	622
Government National Mortgage Assn. 6.50% 4/1/2054[5,10]	10,325	10,499
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	4,042	3,401
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	774	583
Gray Television, Inc. 5.375% 11/15/2031[6]	30	20
Group 1 Automotive, Inc. 4.00% 8/15/2028[6]	115	106
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	660	626
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 3/8/2030[7,8]	39	39
Harvest Midstream I, LP 7.50% 9/1/2028[6]	25	25
HCA, Inc. 5.625% 9/1/2028	120	122
HealthEquity, Inc. 4.50% 10/1/2029[6]	80	74
Hess Midstream Operations, LP 5.50% 10/15/2030[6]	14	14
Hightower Holding, LLC 6.75% 4/15/2029[6]	235	221
Hilcorp Energy I, LP 6.00% 4/15/2030[6]	105	103
Hilcorp Energy I, LP 6.00% 2/1/2031[6]	25	24
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	115	103
Honduras (Republic of) 6.25% 1/19/2027	653	632
Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	275	264
Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	195	175
Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	120	104
Howden UK Refinance PLC 7.25% 2/15/2031[6]	200	201
Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	200	202
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	299
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,097
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,668
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	921	770
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,189
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,288
American Funds Insurance Series — Page 193 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
HUB International, Ltd. 7.375% 1/31/2032[6]	USD65	$65
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.574% 6/20/2030[7,8]	4	4
Hungary (Republic of) 5.50% 3/26/2036[6]	290	282
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[6]	120	124
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.273% 2/1/2029[7,8]	55	55
Hyundai Capital America 0.875% 6/14/2024[6]	1,200	1,188
Hyundai Capital America 1.50% 6/15/2026[6]	2,375	2,185
Hyundai Capital America 1.65% 9/17/2026[6]	269	246
Hyundai Capital America 2.00% 6/15/2028[6]	600	527
Hyundai Capital America 6.50% 1/16/2029[6]	132	139
Icahn Enterprises, LP 6.375% 12/15/2025	35	35
Icahn Enterprises, LP 9.75% 1/15/2029[6]	65	68
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	500	494
Ingles Markets, Inc. 4.00% 6/15/2031[6]	130	114
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	3,270	3,259
Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	225	229
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	1,360	1,380
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	55	50
Iron Mountain, Inc. 5.25% 7/15/2030[6]	235	223
Israel (State of) 3.375% 1/15/2050	1,470	991
Israel (State of) 3.875% 7/3/2050	795	589
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,151
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	58	47
Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 10.108% 12/4/2026[7,8]	46	46
KB Home 6.875% 6/15/2027	50	52
Kennedy-Wilson, Inc. 4.75% 3/1/2029	110	91
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	196
Kodiak Gas Services, LLC 7.25% 2/15/2029[6]	10	10
Korea Development Bank 4.375% 2/15/2028	2,100	2,078
Korea Development Bank 4.375% 2/15/2033	2,010	1,944
Korea Electric Power Corp. 5.375% 7/31/2026[6]	1,290	1,295
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	85	83
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]	125	124
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	120	120
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	651	650
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]	194	197
Lamar Media Corp. 3.75% 2/15/2028	135	126
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	30	27
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[6]	30	27
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	110	101
LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	40	42
Levi Strauss & Co. 3.50% 3/1/2031[6]	115	101
LGI Homes, Inc. 8.75% 12/15/2028[6]	155	164
Light and Wonder International, Inc. 7.00% 5/15/2028[6]	20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	130	124
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,447
Lockheed Martin Corp. 5.20% 2/15/2064	309	306
LSB Industries, Inc. 6.25% 10/15/2028[6]	90	87
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	45	41
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	293
American Funds Insurance Series — Page 194 of 278

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Mastercard, Inc. 2.00% 11/18/2031	USD600	$496
Matador Resources Co. 6.50% 4/15/2032[6]	50	50
Medline Borrower, LP 5.25% 10/1/2029[6]	40	38
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.082% 10/23/2028[7,8]	49	50
MEG Energy Corp. 5.875% 2/1/2029[6]	30	30
Meituan 2.125% 10/28/2025	1,730	1,640
Methanex Corp. 5.125% 10/15/2027	55	53
Methanex Corp. 5.25% 12/15/2029	5	5
MGM Resorts International 5.50% 4/15/2027	90	89
Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	115	105
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	68	69
Mineral Resources, Ltd. 8.00% 11/1/2027[6]	155	158
Mineral Resources, Ltd. 9.25% 10/1/2028[6]	85	90
Minerva Luxembourg SA 8.875% 9/13/2033	3,855	4,058
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	1,736	1,659
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	761	768
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	225	227
Molina Healthcare, Inc. 4.375% 6/15/2028[6]	80	75
Molina Healthcare, Inc. 3.875% 11/15/2030[6]	75	67
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,002
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,146
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[1]	1,425	1,438
Mozambique (Republic of) 9.00% 9/15/2031	940	807
MSCI, Inc. 3.875% 2/15/2031[6]	125	112
MSCI, Inc. 3.625% 11/1/2031[6]	210	182
MSCI, Inc. 3.25% 8/15/2033[6]	33	27
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[5,8]	336	360
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	460	464
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	46
MV24 Capital BV 6.748% 6/1/2034	1,129	1,063
Nabors Industries, Inc. 7.375% 5/15/2027[6]	55	55
Nabors Industries, Inc. 9.125% 1/31/2030[6]	160	166
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]	135	123
Navient Corp. 5.00% 3/15/2027	45	43
Navient Corp. 4.875% 3/15/2028	145	135
NBM US Holdings, Inc. 7.00% 5/14/2026[2]	1,525	1,532
NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.163% 4/16/2029[7,8]	50	50
NCR Voyix Corp. 5.25% 10/1/2030[6]	15	14
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	85	83
Netflix, Inc. 4.875% 4/15/2028	45	45
Netflix, Inc. 4.875% 6/15/2030[6]	134	133
New Fortress Energy, Inc. 6.75% 9/15/2025[6]	26	26
New Fortress Energy, Inc. 6.50% 9/30/2026[6]	255	246
New Fortress Energy, Inc. 8.75% 3/15/2029[6]	90	90
New York Life Global Funding 1.20% 8/7/2030[6]	2,725	2,166
New York Life Global Funding 5.00% 1/9/2034[6]	1,500	1,485
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[5,6,8]	628	578
Newell Brands, Inc. 5.70% 4/1/2026	80	79
Nexstar Media, Inc. 4.75% 11/1/2028[6]	165	150
NFP Corp. 6.875% 8/15/2028[6]	105	106
NGL Energy Operating, LLC 8.125% 2/15/2029[6]	55	56
NGL Energy Operating, LLC 8.375% 2/15/2032[6]	70	72
American Funds Insurance Series — Page 195 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	USD180	$178
Norfolk Southern Corp. 5.35% 8/1/2054	496	493
Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	150	152
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]	105	104
NOVA Chemicals Corp. 5.25% 6/1/2027[6]	20	19
NOVA Chemicals Corp. 9.00% 2/15/2030[6]	90	93
Novelis Corp. 4.75% 1/30/2030[6]	80	74
Novelis Corp. 3.875% 8/15/2031[6]	20	17
NuStar Logistics, LP 5.625% 4/28/2027	80	79
Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
OCP SA 3.75% 6/23/2031	500	427
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	1,410	1,080
Oleoducto Central SA 4.00% 7/14/2027	879	822
ONEOK, Inc. 5.80% 11/1/2030	69	71
ONEOK, Inc. 6.05% 9/1/2033	514	536
ONEOK, Inc. 6.625% 9/1/2053	290	320
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	1,125	1,133
Open Text Corp. 3.875% 2/15/2028[6]	25	23
Option Care Health, Inc. 4.375% 10/31/2029[6]	25	23
Oracle Corp. 2.65% 7/15/2026	2,327	2,203
Oracle Corp. 3.25% 11/15/2027	1,880	1,770
Oracle Corp. 3.95% 3/25/2051	22	17
Orange 9.00% 3/1/2031[1]	2,434	2,956
Osaic Holdings, Inc. 10.75% 8/1/2027[6]	256	265
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,886
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	524
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,581
Pacific Gas and Electric Co. 3.30% 8/1/2040	6,850	5,035
PacifiCorp 5.30% 2/15/2031	800	803
PacifiCorp 5.45% 2/15/2034	350	351
PacifiCorp 4.15% 2/15/2050	225	177
PacifiCorp 3.30% 3/15/2051	150	100
PacifiCorp 2.90% 6/15/2052	55	34
PacifiCorp 5.35% 12/1/2053	525	489
PacifiCorp 5.50% 5/15/2054	980	944
PacifiCorp 5.80% 1/15/2055	500	494
Panama (Republic of) 3.75% 4/17/2026	465	446
Panama (Republic of) 7.50% 3/1/2031	415	431
Panama (Republic of) 6.40% 2/14/2035	850	805
Panama (Republic of) 8.00% 3/1/2038	755	793
Panama (Republic of) 7.875% 3/1/2057	4,690	4,751
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	65	60
Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,9]	1	1
Performance Food Group, Inc. 5.50% 10/15/2027[6]	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031[6]	5	6
Permian Resources Operating, LLC 7.00% 1/15/2032[6]	25	26
Peru (Republic of) 2.392% 1/23/2026	500	474
Petroleos Mexicanos 4.25% 1/15/2025	261	256
Petroleos Mexicanos 6.875% 10/16/2025	946	935
Petroleos Mexicanos 6.875% 8/4/2026	638	620
Petroleos Mexicanos 6.49% 1/23/2027	3,219	3,039
Petroleos Mexicanos 6.84% 1/23/2030	681	601
Petroleos Mexicanos 6.70% 2/16/2032	779	648
Petrorio Luxembourg SARL 6.125% 6/9/2026	910	897
American Funds Insurance Series — Page 196 of 278

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	USD2,128	$2,096
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	187
PG&E Corp. 5.00% 7/1/2028	145	140
PG&E Corp. 5.25% 7/1/2030	175	166
Philip Morris International, Inc. 5.125% 11/17/2027	315	317
Philip Morris International, Inc. 5.625% 11/17/2029	420	433
Philip Morris International, Inc. 2.10% 5/1/2030	634	539
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,605
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,394
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[1]	1,265	1,386
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	379
POSCO Holdings, Inc. 4.875% 1/23/2027[6]	510	505
Post Holdings, Inc. 5.625% 1/15/2028[6]	85	84
Post Holdings, Inc. 5.50% 12/15/2029[6]	80	77
Post Holdings, Inc. 4.625% 4/15/2030[6]	444	408
Post Holdings, Inc. 6.25% 2/15/2032[6]	33	33
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	378	378
Procter & Gamble Co. 3.00% 3/25/2030	338	311
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	1,735	1,613
Qatar Energy 3.30% 7/12/2051[6]	2,942	2,083
Radiology Partners, Inc. 3.50% PIK and 5.00% Cash 1/31/2029[6,9]	170	158
Radiology Partners, Inc. 9.78% PIK 2/15/2030[6,9]	258	208
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 10.179% 1/31/2029[7,8]	9	9
Raizen Fuels Finance SA 6.45% 3/5/2034[6]	910	934
Range Resources Corp. 4.75% 2/15/2030[6]	145	135
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]	25	22
RHP Hotel Properties, LP 7.25% 7/15/2028[6]	80	82
RHP Hotel Properties, LP 4.50% 2/15/2029[6]	90	84
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	25	22
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	20	18
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	75	74
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	160	172
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]	4	4
Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	45	42
Sally Holdings, LLC 6.75% 3/1/2032	163	162
Sands China, Ltd. 5.40% 8/8/2028	1,080	1,060
Sands China, Ltd. 3.25% 8/8/2031	930	779
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,544
Sasol Financing USA, LLC 4.375% 9/18/2026	1,085	1,027
Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,357
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	348
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[6]	2,300	2,283
Scentre Group Trust 1 3.50% 2/12/2025[6]	210	206
Scentre Group Trust 1 3.75% 3/23/2027[6]	110	105
Scientific Games Holdings, LP 6.625% 3/1/2030[6]	46	44
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	115	107
Sealed Air Corp. 6.125% 2/1/2028[6]	180	181
Serbia (Republic of) 6.25% 5/26/2028[6]	740	757
Service Properties Trust 8.625% 11/15/2031[6]	60	64
ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,481
Simmons Foods, Inc. 4.625% 3/1/2029[6]	160	142
Sirius XM Radio, Inc. 3.125% 9/1/2026[6]	50	47
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	195	179
American Funds Insurance Series — Page 197 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	USD39	$34
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	111	93
SK hynix, Inc. 3.00% 9/17/2024	1,602	1,581
SK hynix, Inc. 1.50% 1/19/2026	563	525
SM Energy Co. 6.50% 7/15/2028	45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.869% 11/15/2052[5,6,8]	702	709
Sonic Automotive, Inc. 4.625% 11/15/2029[6]	45	40
Sonic Automotive, Inc. 4.875% 11/15/2031[6]	20	18
Southern California Edison Co. 2.85% 8/1/2029	200	180
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,261
Southwestern Energy Co. 5.375% 3/15/2030	120	116
Southwestern Energy Co. 4.75% 2/1/2032	90	83
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	17	19
Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	71	80
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.563% 1/15/2027[7,8]	5	5
Sprint, LLC 7.625% 3/1/2026	130	134
Station Casinos, LLC 6.625% 3/15/2032[6]	35	35
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	1,500	1,367
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,560	2,632
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	453	381
Stericycle, Inc. 3.875% 1/15/2029[6]	110	100
Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,870
Stillwater Mining Co. 4.50% 11/16/2029[2]	400	316
Sunoco, LP 4.50% 5/15/2029	290	270
Sunoco, LP 4.50% 4/30/2030	35	32
Surgery Center Holdings, Inc. 10.00% 4/15/2027[6]	103	103
Surgery Center Holdings, Inc. 7.25% 4/15/2032[6]	45	45
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	— [11]
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	400	390
Talen Energy Supply, LLC 8.625% 6/1/2030[6]	94	101
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 5/17/2030[7,8]	45	45
Talos Production, Inc. 9.00% 2/1/2029[6]	15	16
Talos Production, Inc. 9.375% 2/1/2031[6]	55	59
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	3,450	2,351
Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	2,789	2,789
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	1,780	1,313
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,475	1,356
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	957
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,431
Toyota Motor Credit Corp. 3.375% 4/1/2030	453	419
TransDigm, Inc. 5.50% 11/15/2027	45	44
TransDigm, Inc. 4.875% 5/1/2029	80	75
TransDigm, Inc. 6.875% 12/15/2030[6]	85	87
TransDigm, Inc. 6.625% 3/1/2032[6]	45	46
Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]	51	51
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	102	107
Transocean, Inc. 8.75% 2/15/2030[6]	36	38
Transocean, Inc. 6.80% 3/15/2038	35	29
American Funds Insurance Series — Page 198 of 278

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,12]	USD100	$93
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	251	247
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	100	97
Triumph Group, Inc. 9.00% 3/15/2028[6]	64	68
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[7,8]	235	237
U.S. Treasury 4.25% 1/31/2026	3,122	3,098
U.S. Treasury 4.25% 2/28/2029	109	109
U.S. Treasury 1.125% 5/15/2040[13]	6,190	3,871
U.S. Treasury 1.75% 8/15/2041[13]	4,650	3,140
U.S. Treasury 4.75% 11/15/2043	1,425	1,479
U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,940
U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,884
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4,13]	18,053	18,493
U.S. Treasury Inflation-Protected Security 1.375% 7/15/2033[4,13]	6,336	6,089
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]	3,352	2,010
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4,13]	6,385	5,585
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]	2,265	2,254
UKG, Inc. 6.875% 2/1/2031[6]	77	78
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.68% 5/3/2027[7,8]	49	50
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.814% 2/10/2031[7,8]	58	58
Ukraine 6.876% 5/21/2031[3]	1,269	372
Uniform Mortgage-Backed Security 2.00% 4/1/2039[5,10]	3,075	2,726
Uniform Mortgage-Backed Security 2.00% 4/1/2054[5,10]	1,470	1,163
Uniform Mortgage-Backed Security 3.50% 4/1/2054[5,10]	12,172	10,894
Uniform Mortgage-Backed Security 4.00% 4/1/2054[5,10]	8,840	8,187
Uniform Mortgage-Backed Security 4.50% 4/1/2054[5,10]	12,943	12,327
Uniform Mortgage-Backed Security 5.00% 4/1/2054[5,10]	29,791	29,071
Uniform Mortgage-Backed Security 5.50% 4/1/2054[5,10]	36,726	36,549
Uniform Mortgage-Backed Security 6.00% 4/1/2054[5,10]	10,000	10,093
Uniform Mortgage-Backed Security 6.50% 4/1/2054[5,10]	6,655	6,800
Uniform Mortgage-Backed Security 7.00% 4/1/2054[5,10]	3,445	3,551
Uniform Mortgage-Backed Security 2.00% 5/1/2054[5,10]	1,000	793
Uniform Mortgage-Backed Security 3.00% 5/1/2054[5,10]	1,802	1,552
Uniform Mortgage-Backed Security 4.00% 5/1/2054[5,10]	1,870	1,733
Uniform Mortgage-Backed Security 4.50% 5/1/2054[5,10]	4,000	3,811
Uniform Mortgage-Backed Security 5.00% 5/1/2054[5,10]	6,230	6,081
Uniform Mortgage-Backed Security 5.50% 5/1/2054[5,10]	3,425	3,408
Uniform Mortgage-Backed Security 6.00% 5/1/2054[5,10]	6,780	6,841
Uniform Mortgage-Backed Security 7.00% 5/1/2054[5,10]	8,930	9,197
United Mexican States 6.00% 5/7/2036	970	974
United Mexican States 6.338% 5/4/2053	425	420
United Natural Foods, Inc. 6.75% 10/15/2028[6]	85	71
United Rentals (North America), Inc. 3.875% 2/15/2031	130	117
Univision Communications, Inc. 4.50% 5/1/2029[6]	250	224
US Foods, Inc. 4.625% 6/1/2030[6]	35	33
Vail Resorts, Inc. 6.25% 5/15/2025[6]	120	120
Valvoline, Inc. 3.625% 6/15/2031[6]	85	73
Venator Finance SARL, Term Loan, (USD-SOFR + 8.00%) 8.00% PIK and SOFR + 2.00% Cash 12/31/2025[7,8,9]	17	17
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.36% Cash 10/10/2028[7,8,9]	48	48
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	35	32
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	31	31
American Funds Insurance Series — Page 199 of 278

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	USD110	$98
Venture Global LNG, Inc. 8.125% 6/1/2028[6]	80	82
Veralto Corp. 5.35% 9/18/2028[6]	2,900	2,939
VICI Properties, LP 4.375% 5/15/2025	1,563	1,537
Vital Energy, Inc. 9.75% 10/15/2030	40	44
Vital Energy, Inc. 7.875% 4/15/2032[6]	30	30
VZ Secured Financing BV 5.00% 1/15/2032[6]	200	172
W&T Offshore, Inc. 11.75% 2/1/2026[6]	55	57
Wand NewCo 3, Inc. 7.625% 1/30/2032[6]	35	36
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,658
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	71	72
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	320	313
WEA Finance, LLC 3.75% 9/17/2024[6]	535	528
Weatherford International, Ltd. 8.625% 4/30/2030[6]	93	97
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	5,788	5,511
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[1]	2,250	2,256
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,415
WESCO Distribution, Inc. 7.125% 6/15/2025[6]	180	180
WESCO Distribution, Inc. 7.25% 6/15/2028[6]	200	204
WESCO Distribution, Inc. 6.625% 3/15/2032[6]	150	153
Western Midstream Operating, LP 3.10% 2/1/2025[1]	85	83
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	694	694
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	278	277
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	60	60
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,216
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[3,6,9]	37	2
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[3,6,9]	30	3
WMG Acquisition Corp. 3.75% 12/1/2029[6]	110	99
WMG Acquisition Corp. 3.875% 7/15/2030[6]	135	120
WMG Acquisition Corp. 3.00% 2/15/2031[6]	80	68
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,12]	105	102
Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	43	45
Ziggo Bond Co. BV 5.125% 2/28/2030[6]	200	171
Ziggo BV 4.875% 1/15/2030[6]	300	270
		683,603
Total bonds, notes & other debt instruments (cost: $1,475,981,000)		1,402,145
Preferred securities 0.01% U.S. dollars 0.01%	Shares
ACR III LSC Holdings, LLC, Series B, preferred shares[6,12,14]	48	74
Total preferred securities (cost: $49,000)		74
Common stocks 0.03% U.S. dollars 0.03%
Constellation Oil Services Holding SA, Class B-1[12,14]	1,214,969	182
Venator Materials PLC[12,14]	232	164
Altera Infrastructure, LP12,14	1,441	133
Party City Holdco, Inc.[12,14]	80	1
American Funds Insurance Series — Page 200 of 278

unaudited
Common stocks (continued) U.S. dollars (continued)		Shares	Value (000)
Party City Holdco, Inc.[6,12,14]		1	$— [11]
Bighorn Permian Resources, LLC[12]		531	— [11]
			480
Total common stocks (cost: $978,000)			480
Investment funds 3.48%
Capital Group Central Corporate Bond Fund[15]		6,281,100	52,510
Total investment funds (cost: $49,625,000)			52,510
Short-term securities 14.62% Bills & notes of governments & government agencies outside the U.S. 0.72%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 3/18/2025	22.510%	EGP168,275	2,805
Nigeria (Republic of) 2/11/2025	18.000	NGN675,950	427
Nigeria (Republic of) 2/20/2025	17.782	901,265	577
Nigeria (Republic of) 2/25/2025	18.045	3,122,091	1,989
Nigeria (Republic of) 3/6/2025	17.824	3,750,997	2,374
Nigeria (Republic of) 3/13/2025	17.900	1,201,690	756
Nigeria (Republic of) 3/27/2025	18.586	3,072,227	1,912
			10,840
Money market investments 13.90%		Shares
Capital Group Central Cash Fund 5.37%[15,16]		2,096,192	209,535
Total short-term securities (cost: $219,812,000)			220,375
Options purchased (equity style) 0.05%
Options purchased (equity style)*			775
Total options purchased (equity style) (cost: $781,000)			775
Total investment securities 111.25% (cost: $1,746,445,000)			1,676,359
Total options written† (0.04)% (premium received: $821,000)			(682)
Other assets less liabilities (11.21)%			(168,898)
Net assets 100.00%			$1,506,779
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
3 Month SOFR Futures Option	427	12/13/2024	USD96.00	USD106,750	$750
American Funds Insurance Series — Page 201 of 278

unaudited
*Options purchased (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
NZD/USD Foreign Currency Options	Barclays Bank PLC	5/30/2024	USD0.59	NZD4,485	$25
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
3 Month SOFR Futures Option	823	12/13/2024	USD95.50	USD205,750	$(679)
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Call
NZD/USD Foreign Currency Options	Barclays Bank PLC	5/30/2024	USD0.63	NZD(4,485)	$(3)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year Euro-Schatz Futures	Long	140	6/10/2024	USD15,965	$(2)
2 Year U.S. Treasury Note Futures	Short	54	7/3/2024	(11,042)	12
3 Year Australian Treasury Bond Futures	Short	1	6/18/2024	(70)	— [11]
5 Year Euro-Bobl Futures	Long	231	6/10/2024	29,470	76
5 Year U.S. Treasury Note Futures	Long	1,071	7/3/2024	114,614	(198)
10 Year Italy Government Bond Futures	Long	121	6/10/2024	15,536	151
10 Year French Government Bond Futures	Long	38	6/10/2024	5,254	19
10 Year Euro-Bund Futures	Short	78	6/10/2024	(11,224)	(86)
10 Year Australian Treasury Bond Futures	Long	30	6/17/2024	2,279	2
10 Year Japanese Government Bond Futures	Short	57	6/20/2024	(54,929)	27
10 Year UK Gilt Futures	Long	107	6/28/2024	13,497	308
10 Year U.S. Treasury Note Futures	Short	147	6/28/2024	(16,848)	76
10 Year U.S. Treasury Note Futures	Short	196	6/28/2024	(21,716)	(45)
20 Year U.S. Treasury Bond Futures	Long	43	6/28/2024	5,179	50
30 Year Euro-Buxl Futures	Long	16	6/10/2024	2,344	45
30 Year Ultra U.S. Treasury Bond Futures	Long	33	6/28/2024	4,257	95
					$530
American Funds Insurance Series — Page 202 of 278

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,760	EUR	1,620	Bank of America	4/4/2024	$12
CAD	1,580	USD	1,170	Standard Chartered Bank	4/4/2024	(4)
EUR	1,160	USD	1,264	Standard Chartered Bank	4/4/2024	(12)
EUR	3,390	USD	3,676	Citibank	4/4/2024	(17)
EUR	3,680	USD	4,008	Morgan Stanley	4/4/2024	(37)
USD	4,031	IDR	63,046,370	Standard Chartered Bank	4/5/2024	60
USD	14,648	KRW	19,491,214	HSBC Bank	4/8/2024	199
USD	12,780	BRL	63,307	JPMorgan Chase	4/8/2024	172
USD	7,051	BRL	35,206	Citibank	4/8/2024	39
COP	2,800,000	USD	707	Citibank	4/8/2024	16
USD	5,249	BRL	26,300	Citibank	4/8/2024	12
USD	273	CLP	264,710	HSBC Bank	4/8/2024	3
INR	438,850	USD	5,284	Goldman Sachs	4/8/2024	(22)
SEK	45,500	USD	4,409	Barclays Bank PLC	4/8/2024	(156)
ILS	2,830	USD	767	Bank of America	4/11/2024	3
USD	2,725	ILS	10,170	Citibank	4/11/2024	(43)
USD	2,912	ILS	10,890	Barclays Bank PLC	4/11/2024	(52)
USD	3,221	ILS	12,060	Barclays Bank PLC	4/11/2024	(61)
USD	7,442	GBP	5,830	Barclays Bank PLC	4/15/2024	83
EUR	21,352	USD	23,209	JPMorgan Chase	4/15/2024	(157)
USD	18,704	MXN	315,973	Morgan Stanley	4/15/2024	(249)
USD	8,234	NOK	86,680	UBS AG	4/16/2024	246
USD	4,935	NZD	8,091	Morgan Stanley	4/16/2024	101
USD	5,241	JPY	781,000	Morgan Stanley	4/16/2024	67
USD	2,810	GBP	2,210	Morgan Stanley	4/16/2024	21
USD	1,259	JPY	189,000	Standard Chartered Bank	4/16/2024	6
DKK	27,100	USD	3,958	Goldman Sachs	4/16/2024	(34)
GBP	1,940	USD	2,485	JPMorgan Chase	4/16/2024	(37)
JPY	189,000	USD	1,294	Goldman Sachs	4/16/2024	(42)
JPY	313,650	USD	2,144	JPMorgan Chase	4/16/2024	(66)
JPY	467,350	USD	3,200	Goldman Sachs	4/16/2024	(104)
USD	755	NOK	7,930	Citibank	4/17/2024	24
USD	3,535	AUD	5,390	BNP Paribas	4/17/2024	21
USD	836	JPY	125,480	Standard Chartered Bank	4/17/2024	4
TRY	7,670	USD	228	Goldman Sachs	4/17/2024	4
SGD	1,400	USD	1,047	HSBC Bank	4/17/2024	(9)
CHF	2,790	USD	3,173	Citibank	4/17/2024	(73)
JPY	6,660,158	USD	45,200	Morgan Stanley	4/17/2024	(1,069)
USD	14,748	DKK	100,190	UBS AG	4/18/2024	242
CZK	47,290	EUR	1,864	UBS AG	4/18/2024	3
EUR	3,214	PLN	13,860	JPMorgan Chase	4/18/2024	1
PLN	405	USD	103	JPMorgan Chase	4/18/2024	(2)
ZAR	24,000	USD	1,267	Morgan Stanley	4/18/2024	(2)
ZAR	5,130	USD	274	JPMorgan Chase	4/18/2024	(4)
DKK	46,980	EUR	6,305	Morgan Stanley	4/18/2024	(6)
CZK	18,000	USD	779	Citibank	4/18/2024	(11)
JPY	1,188,213	USD	8,079	JPMorgan Chase	4/18/2024	(204)
USD	989	NOK	10,495	JPMorgan Chase	4/22/2024	21
USD	1,640	AUD	2,510	HSBC Bank	4/22/2024	4
USD	1,120	EUR	1,033	Standard Chartered Bank	4/22/2024	4
ILS	4,200	USD	1,150	Bank of America	4/22/2024	(7)
American Funds Insurance Series — Page 203 of 278

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
CNH	31,000	USD	4,313	JPMorgan Chase	4/22/2024	$(41)
EUR	20,550	USD	22,401	JPMorgan Chase	4/22/2024	(208)
CNH	213,440	USD	29,651	Morgan Stanley	4/22/2024	(236)
INR	300,000	USD	3,618	Standard Chartered Bank	4/24/2024	(23)
HUF	1,284,310	EUR	3,239	JPMorgan Chase	4/25/2024	14
USD	2,242	HUF	818,090	JPMorgan Chase	4/25/2024	5
JPY	1,617,980	USD	10,732	JPMorgan Chase	4/25/2024	2
MYR	2,580	USD	550	Standard Chartered Bank	4/25/2024	(9)
THB	232,470	USD	6,425	Morgan Stanley	4/25/2024	(45)
CNH	192,767	USD	26,559	Citibank	4/26/2024	11
CAD	4,803	USD	3,539	HSBC Bank	4/26/2024	8
PLN	20,540	EUR	4,757	UBS AG	4/26/2024	3
PLN	4,740	USD	1,189	HSBC Bank	4/26/2024	(2)
ZAR	28,640	USD	1,510	Morgan Stanley	4/26/2024	(2)
USD	1,506	ZAR	28,640	HSBC Bank	4/26/2024	(3)
USD	1,844	MXN	31,000	Morgan Stanley	4/26/2024	(12)
EUR	5,100	CAD	7,498	JPMorgan Chase	4/26/2024	(29)
EUR	20,000	USD	21,659	Morgan Stanley	4/26/2024	(57)
EUR	14,731	CHF	14,090	UBS AG	4/29/2024	234
EUR	14,901	CHF	14,260	BNP Paribas	4/29/2024	229
USD	2,694	BRL	13,400	JPMorgan Chase	4/29/2024	31
INR	152,720	USD	1,840	Citibank	4/29/2024	(11)
CHF	14,090	EUR	14,771	Morgan Stanley	4/29/2024	(277)
EUR	5,940	USD	6,485	Morgan Stanley	6/10/2024	(58)
						$(1,588)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	$(234)	$—	$(234)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	15	—	15
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(10)	—	(10)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN13,900	(52)	—	(52)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(159)	—	(159)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(105)	—	(105)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(108)	—	(108)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP10,000	516	—	516
4.96048%	Annual	SONIA	Annual	6/21/2028	7,810	395	—	395
3.968%	Annual	SONIA	Annual	2/16/2029	13,830	109	—	109
3.94387333%	Annual	SONIA	Annual	3/8/2029	5,780	41	14	27
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	406	—	406
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	(286)	—	(286)
American Funds Insurance Series — Page 204 of 278

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP8,600	$(596)	$—	$(596)
SONIA	Annual	3.9322%	Annual	2/16/2054	3,550	(203)	—	(203)
						$(271)	$14	$(285)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$168	$—	$168
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	55,145	(259)	—	(259)
10.28%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	37,783	(227)	—	(227)
							$(318)	$—	$(318)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[17] (000)	Value at 3/31/2024[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD263	$19	$14	$6
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	26,519	601	588	12
ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	EUR32,310	769	783	(14)
					$1,389	$1,385	$4
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Investment funds 3.48%
Capital Group Central Corporate Bond Fund	$52,692	$564	$—	$—	$(746)	$52,510	$563
Short-term securities 13.90%
Money market investments 13.90%
Capital Group Central Cash Fund 5.37%[16]	177,300	159,877	127,570	(7)	(65)	209,535	2,763
Total 17.38%				$(7)	$(811)	$262,045	$3,326
American Funds Insurance Series — Page 205 of 278

unaudited
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,909	$5,421	.36%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,558	5,376.36
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,874	1,870.12
Stillwater Mining Co. 4.50% 11/16/2029	2/20/2024	324	316.02
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	1,970	1,980.13
NBM US Holdings, Inc. 7.00% 5/14/2026	5/17/2023-5/19/2023	1,481	1,532.10
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,341	1,357.09
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,12]	6/23/2023	102	102.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[7,8]	9/13/2023	95	97.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[7,8]	9/13/2023-3/13/2024	2	2	.00 [19]
Total		$18,656	$18,053	1.20%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $18,053,000, which represented 1.20% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,533,000, which represented 7.87% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,930,000, which represented .13% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,893,000, which represented .59% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 3/31/2024.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Amount less than .01%.
American Funds Insurance Series — Page 206 of 278

unaudited

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
American Funds Insurance Series — Page 207 of 278

American High-Income Trust®
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 89.08% Corporate bonds, notes & loans 88.49% Energy 14.79%	Principal amount (000)	Value (000)
3R Lux SARL 9.75% 2/5/2031[1]	USD875	$916
Aethon United BR, LP 8.25% 2/15/2026[1]	435	440
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	549
Antero Resources Corp. 7.625% 2/1/2029[1]	244	251
Antero Resources Corp. 5.375% 3/1/2030[1]	130	125
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	2,047
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	215
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	279
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,385	1,322
Baytex Energy Corp. 8.50% 4/30/2030[1]	520	543
Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,486
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,145
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	496	499
Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,570	2,684
Borr IHC, Ltd. 10.375% 11/15/2030[1]	545	570
California Resources Corp. 7.125% 2/1/2026[1]	390	393
Callon Petroleum Co. 7.50% 6/15/2030[1]	1,485	1,575
Cheniere Energy Partners, LP 4.50% 10/1/2029	58	55
Cheniere Energy, Inc. 4.625% 10/15/2028	1,041	1,010
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	785
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	1,880	1,866
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	764
Chord Energy Corp. 6.375% 6/1/2026[1]	190	191
CITGO Petroleum Corp. 6.375% 6/15/2026[1]	515	517
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,315	1,383
Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	885
Civitas Resources, Inc. 8.375% 7/1/2028[1]	530	559
Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	784
Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,200
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	250
CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,474
CNX Resources Corp. 7.375% 1/15/2031[1]	861	878
CNX Resources Corp. 7.25% 3/1/2032[1]	965	982
Comstock Resources, Inc. 6.75% 3/1/2029[1]	805	768
Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,380	1,251
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[2]	3,201	2,566
Continental Resources, Inc. 5.75% 1/15/2031[1]	365	363
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,498	1,583
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	1,435	1,447
Delek Logistics Partners, LP 8.625% 3/15/2029[1]	365	373
Devon Energy Corp. 5.875% 6/15/2028	202	203
Devon Energy Corp. 4.50% 1/15/2030	493	476
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,296
DT Midstream, Inc. 4.375% 6/15/2031[1]	307	278
Ecopetrol SA 8.375% 1/19/2036	315	318
American Funds Insurance Series — Page 208 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	USD380	$384
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	954
Energy Transfer, LP 6.00% 2/1/2029[1]	55	56
Energy Transfer, LP 8.00% 4/1/2029[1]	460	478
EQM Midstream Partners, LP 4.125% 12/1/2026	87	84
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	270	277
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,265	1,277
EQM Midstream Partners, LP 5.50% 7/15/2028	786	776
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	186
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,573
EQM Midstream Partners, LP 6.50% 7/15/2048	1,115	1,119
EQT Corp. 5.00% 1/15/2029	170	167
EQT Corp. 3.625% 5/15/2031[1]	290	255
Genesis Energy, LP 6.25% 5/15/2026	320	318
Genesis Energy, LP 8.00% 1/15/2027	3,115	3,154
Genesis Energy, LP 7.75% 2/1/2028	87	87
Genesis Energy, LP 8.25% 1/15/2029	1,480	1,521
Genesis Energy, LP 8.875% 4/15/2030	1,110	1,163
Global Partners, LP 6.875% 1/15/2029	135	134
Global Partners, LP 8.25% 1/15/2032[1]	665	690
Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,509
Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,742
Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	151
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,315
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	388
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	145
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	960
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	904
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	916
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	957
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,238	2,428
Jonah Energy, LLC 12.00% 11/5/2025[3]	852	852
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	655	668
Matador Resources Co. 6.875% 4/15/2028[1]	425	435
Matador Resources Co. 6.50% 4/15/2032[1]	985	987
MEG Energy Corp. 5.875% 2/1/2029[1]	260	256
Mesquite Energy, Inc. 7.25% 2/15/2023[1,4]	739	52
Murphy Oil Corp. 6.375% 7/15/2028	243	245
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	717
Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,615	1,613
Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,340	1,394
Nabors Industries, Ltd. 7.25% 1/15/2026[1]	500	497
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]	1,025	1,026
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,038	1,032
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	5,250	5,058
New Fortress Energy, Inc. 8.75% 3/15/2029[1]	2,690	2,682
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.317% 10/30/2028[5,6]	269	271
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	1,090	1,117
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	2,165	2,221
NGL Energy Partners, LP 7.50% 4/15/2026	875	875
Noble Finance II, LLC 8.00% 4/15/2030[1]	235	245
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,985	2,016
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	810	856
American Funds Insurance Series — Page 209 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
NuStar Logistics, LP 6.00% 6/1/2026	USD286	$285
Occidental Petroleum Corp. 6.125% 1/1/2031	150	155
Occidental Petroleum Corp. 6.45% 9/15/2036	45	48
Parkland Corp. 4.625% 5/1/2030[1]	440	406
PDC Energy, Inc. 5.75% 5/15/2026	600	599
Permian Resources Operating, LLC 6.875% 4/1/2027[1]	455	455
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	60
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,052
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	965	1,002
Petroleos Mexicanos 6.875% 10/16/2025	350	346
Petroleos Mexicanos 8.75% 6/2/2029	732	714
Range Resources Corp. 4.875% 5/15/2025	362	360
Range Resources Corp. 8.25% 1/15/2029	585	609
Range Resources Corp. 4.75% 2/15/2030[1]	718	670
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]	334	312
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	730	767
Southwestern Energy Co. 5.375% 3/15/2030	1,690	1,628
Southwestern Energy Co. 4.75% 2/1/2032	570	525
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	306
Sunoco, LP 6.00% 4/15/2027	547	545
Sunoco, LP 5.875% 3/15/2028	290	287
Sunoco, LP 7.00% 9/15/2028[1]	1,645	1,682
Sunoco, LP 4.50% 5/15/2029	1,970	1,833
Sunoco, LP 4.50% 4/30/2030	1,955	1,792
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	86
Talos Production, Inc. 9.00% 2/1/2029[1]	1,110	1,180
Talos Production, Inc. 9.375% 2/1/2031[1]	1,000	1,067
Targa Resources Partners, LP 6.50% 7/15/2027	133	135
Targa Resources Partners, LP 6.875% 1/15/2029	915	942
Targa Resources Partners, LP 5.50% 3/1/2030	327	326
Targa Resources Partners, LP 4.875% 2/1/2031	695	666
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	575	592
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	474	475
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,078
Transocean, Inc. 11.50% 1/30/2027[1]	245	256
Transocean, Inc. 8.75% 2/15/2030[1]	404	422
Transocean, Inc. 6.80% 3/15/2038	540	454
USA Compression Partners, LP 6.875% 4/1/2026	306	306
USA Compression Partners, LP 6.875% 9/1/2027	247	248
USA Compression Partners, LP 7.125% 3/15/2029[1]	700	709
Valaris, Ltd. 8.375% 4/30/2030[1]	450	465
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,072
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	196
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,250	2,002
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,071
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	725
Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	437
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	1,032
Vital Energy, Inc. 9.75% 10/15/2030	700	766
Vital Energy, Inc. 7.875% 4/15/2032[1]	1,045	1,062
W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	369
Weatherford International, Ltd. 8.625% 4/30/2030[1]	3,806	3,976
Western Midstream Operating, LP 3.10% 2/1/2025[7]	35	34
American Funds Insurance Series — Page 210 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 4.50% 3/1/2028	USD239	$231
Western Midstream Operating, LP 5.25% 2/1/2050[7]	300	269
		132,814
Communication services 11.93%
Altice France Holding SA 10.50% 5/15/2027[1]	1,080	405
Altice France SA 5.125% 7/15/2029[1]	2,227	1,508
Altice France SA 5.50% 10/15/2029[1]	380	258
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN5,750	346
CCO Holdings, LLC 5.50% 5/1/2026[1]	USD102	101
CCO Holdings, LLC 5.00% 2/1/2028[1]	901	839
CCO Holdings, LLC 5.375% 6/1/2029[1]	360	330
CCO Holdings, LLC 6.375% 9/1/2029[1]	300	285
CCO Holdings, LLC 4.75% 3/1/2030[1]	3,521	3,025
CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,209
CCO Holdings, LLC 4.25% 2/1/2031[1]	3,093	2,528
CCO Holdings, LLC 4.75% 2/1/2032[1]	2,324	1,899
CCO Holdings, LLC 4.50% 5/1/2032	1,768	1,422
CCO Holdings, LLC 4.50% 6/1/2033[1]	1,568	1,226
CCO Holdings, LLC 4.25% 1/15/2034[1]	3,206	2,423
Charter Communications Operating, LLC 5.25% 4/1/2053	400	317
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	500
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	261
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	690	657
Connect Finco SARL 6.75% 10/1/2026[1]	2,795	2,742
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	188
CSC Holdings, LLC 11.75% 1/31/2029[1]	540	541
CSC Holdings, LLC 6.50% 2/1/2029[1]	600	509
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.825% 1/18/2028[5,6]	1,160	1,118
Diamond Sports Group, LLC 5.375% 8/15/2026[1,4]	503	14
Diamond Sports Group, LLC 6.625% 8/15/2027[1,4]	1,056	30
Diamond Sports Group, LLC, Term Loan, 5.00% PIK and 5.00% Cash 12/2/2024[2,5]	86	143
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,021	2,860
DIRECTV Financing, LLC 8.875% 2/1/2030[1]	325	325
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.445% 8/2/2027[5,6]	701	705
DISH DBS Corp. 5.875% 11/15/2024	11,610	11,133
DISH DBS Corp. 7.75% 7/1/2026	735	493
DISH DBS Corp. 5.25% 12/1/2026[1]	515	407
DISH Network Corp. 11.75% 11/15/2027[1]	5,840	5,968
Embarq Corp. 7.995% 6/1/2036	3,624	1,973
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	985	954
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	3,315	3,079
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	3,070	2,739
Frontier Communications Holdings, LLC 5.875% 11/1/2029	725	613
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	1,510	1,281
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	710	727
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	185	189
Gray Television, Inc. 5.875% 7/15/2026[1]	1,988	1,937
Gray Television, Inc. 7.00% 5/15/2027[1]	2,023	1,883
Gray Television, Inc. 4.75% 10/15/2030[1]	817	536
Gray Television, Inc. 5.375% 11/15/2031[1]	2,630	1,727
iHeartCommunications, Inc. 5.25% 8/15/2027[1]	640	466
American Funds Insurance Series — Page 211 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 4.75% 1/15/2028[1]	USD250	$176
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	645	601
Lamar Media Corp. 3.75% 2/15/2028	61	57
Lamar Media Corp. 4.875% 1/15/2029	300	289
Lamar Media Corp. 4.00% 2/15/2030	260	237
Lamar Media Corp. 3.625% 1/15/2031	160	141
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	248
Ligado Networks, LLC 15.50% PIK 11/11/2023[1,2,4]	2,558	390
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/11/2023[2,3,4,5]	318	302
Likewize Corp. 9.75% 10/15/2025[1]	140	142
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]	545	550
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	1,975	1,795
News Corp. 3.875% 5/15/2029[1]	1,240	1,135
Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	311
Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,195	2,914
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	541
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	1,865	1,749
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	220	212
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	2,670	2,445
Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	485	462
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	1,542	1,349
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	4,028	3,361
Sprint Capital Corp. 6.875% 11/15/2028	316	337
Sprint Capital Corp. 8.75% 3/15/2032	716	869
Sprint, LLC 7.625% 3/1/2026	480	496
TEGNA, Inc. 5.00% 9/15/2029	366	328
T-Mobile USA, Inc. 3.375% 4/15/2029	860	796
Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,103
Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,503
Univision Communications, Inc. 4.50% 5/1/2029[1]	5,262	4,707
Univision Communications, Inc. 7.375% 6/30/2030[1]	2,235	2,212
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.559% 6/24/2029[5,6]	69	69
UPC Broadband Finco BV 4.875% 7/15/2031[1]	430	384
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	590	509
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	2,013
VZ Secured Financing BV 5.00% 1/15/2032[1]	600	516
WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,450	1,300
WMG Acquisition Corp. 3.875% 7/15/2030[1]	580	514
WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	191
Ziggo BV 4.875% 1/15/2030[1]	1,150	1,033
		107,106
Consumer discretionary 10.66%
Acushnet Co. 7.375% 10/15/2028[1]	160	166
Advance Auto Parts, Inc. 1.75% 10/1/2027	199	174
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,348	1,349
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,231	1,117
Advance Auto Parts, Inc. 3.50% 3/15/2032	699	600
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	4	4
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	841	844
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	242
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	1,550	1,335
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,704	1,755
American Funds Insurance Series — Page 212 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	USD1,275	$1,178
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	1,085	984
Bath & Body Works, Inc. 6.875% 11/1/2035	1,306	1,336
Bath & Body Works, Inc. 6.75% 7/1/2036	875	884
Boyd Gaming Corp. 4.75% 12/1/2027	441	426
Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	317
Boyne USA, Inc. 4.75% 5/15/2029[1]	650	603
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	2,919	2,664
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	910	935
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,010	1,020
Carnival Corp. 5.75% 3/1/2027[1]	1,445	1,431
Carnival Corp. 4.00% 8/1/2028[1]	3,030	2,824
Carnival Corp. 6.00% 5/1/2029[1]	4,421	4,365
Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,712
Carvana Co. 12.00% PIK 12/1/2028[1,2]	597	584
Clarios Global, LP 6.25% 5/15/2026[1]	140	140
Clarios Global, LP 8.50% 5/15/2027[1]	315	316
Dana, Inc. 4.50% 2/15/2032	195	169
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,060	973
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	1,745	1,568
First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,211
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.563% 7/21/2028[5,6]	337	337
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.563% 7/21/2028[5,6]	102	102
Ford Motor Co. 3.25% 2/12/2032	210	175
Ford Motor Co. 6.10% 8/19/2032	600	608
Ford Motor Credit Co., LLC 2.30% 2/10/2025	280	272
Ford Motor Credit Co., LLC 3.375% 11/13/2025	665	640
Ford Motor Credit Co., LLC 6.95% 6/10/2026	799	817
Ford Motor Credit Co., LLC 4.271% 1/9/2027	695	669
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	108
Ford Motor Credit Co., LLC 6.80% 5/12/2028	330	343
Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	291
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	393
Ford Motor Credit Co., LLC 4.00% 11/13/2030	770	688
Ford Motor Credit Co., LLC 7.122% 11/7/2033	815	877
Gap, Inc. 3.625% 10/1/2029[1]	170	149
Gap, Inc. 3.875% 10/1/2031[1]	108	91
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]	380	351
Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	696
Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,821	1,872
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 3/8/2030[5,6]	1,262	1,263
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	391
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	935
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	552
Hyundai Capital America 1.65% 9/17/2026[1]	70	64
International Game Technology PLC 6.50% 2/15/2025[1]	201	202
International Game Technology PLC 4.125% 4/15/2026[1]	465	451
International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,030
KB Home 6.875% 6/15/2027	330	341
KB Home 7.25% 7/15/2030	330	342
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	332
American Funds Insurance Series — Page 213 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	USD4,780	$4,398
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	2,455	2,570
Levi Strauss & Co. 3.50% 3/1/2031[1]	915	804
LGI Homes, Inc. 8.75% 12/15/2028[1]	445	470
Light and Wonder International, Inc. 7.00% 5/15/2028[1]	735	741
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	960	986
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	317
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	207
Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	983
Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	628
M.D.C. Holdings, Inc. 6.00% 1/15/2043	573	583
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	865	792
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	595	565
Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	488
MGM Resorts International 5.50% 4/15/2027	200	198
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.421% 9/9/2026[5,6]	227	228
NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	371
NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	374
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	1,650	1,617
Newell Brands Inc. 6.625% 9/15/2029	435	426
Party City Holdings, Inc. 0% 10/12/2028[3]	500	— [8]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,2]	2,297	2,193
PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
QVC, Inc. 4.45% 2/15/2025	580	563
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	507
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	617
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	865	835
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	69
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	440	410
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	435	430
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	1,390	1,472
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	895	961
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	553	575
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,740
Sally Holdings, LLC 6.75% 3/1/2032	1,962	1,948
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	805	779
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.58% 4/4/2029[5,6]	497	498
Service Corp. International 4.00% 5/15/2031	305	271
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,735	1,558
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,525	2,212
Staples, Inc. 7.50% 4/15/2026[1]	95	93
Station Casinos, LLC 6.625% 3/15/2032[1]	320	324
STL Holding Co., LLC 8.75% 2/15/2029[1]	295	303
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	86
Travel + Leisure Co. 4.50% 12/1/2029[1]	370	340
Universal Entertainment Corp. 8.75% 12/11/2024[1]	4,130	4,454
Vail Resorts, Inc. 6.25% 5/15/2025[1]	367	367
Valvoline, Inc. 4.25% 2/15/2030[1]	338	338
Valvoline, Inc. 3.625% 6/15/2031[1]	630	544
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	1,435	1,485
Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 1/30/2031[5,6]	420	422
American Funds Insurance Series — Page 214 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	USD1,040	$1,017
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	695	647
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	457
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	256
ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	297
ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	264
		95,699
Materials 9.28%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	506
ArcelorMittal SA 6.80% 11/29/2032	315	337
ArcelorMittal SA 7.00% 10/15/2039	488	532
ArcelorMittal SA 6.75% 3/1/2041	755	786
ARD Finance SA 6.50% Cash 6/30/2027[1,2]	422	142
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,290	1,041
ATI, Inc. 4.875% 10/1/2029	690	650
ATI, Inc. 7.25% 8/15/2030	375	388
ATI, Inc. 5.125% 10/1/2031	1,110	1,029
Avient Corp. 7.125% 8/1/2030[1]	335	344
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	250
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	444
Ball Corp. 6.875% 3/15/2028	465	478
Ball Corp. 6.00% 6/15/2029	350	354
Ball Corp. 2.875% 8/15/2030	160	137
Ball Corp. 3.125% 9/15/2031	1,220	1,038
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,300	1,152
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	297	299
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	2,563	2,561
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,871	1,746
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	550	552
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,240	2,039
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	370	375
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	505	424
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,780
CVR Partners, LP 6.125% 6/15/2028[1]	1,655	1,592
Element Solutions, Inc. 3.875% 9/1/2028[1]	410	377
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,465	7,166
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,829
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	415
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	394
FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	9,106
FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,882
INEOS Finance PLC 6.75% 5/15/2028[1]	500	494
INEOS Finance PLC 7.50% 4/15/2029[1]	285	286
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	599
LABL, Inc. 10.50% 7/15/2027[1]	260	258
LABL, Inc. 5.875% 11/1/2028[1]	730	673
LABL, Inc. 9.50% 11/1/2028[1]	162	164
LABL, Inc. 8.25% 11/1/2029[1]	715	612
LSB Industries, Inc. 6.25% 10/15/2028[1]	1,545	1,489
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	389
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	625	621
Methanex Corp. 5.125% 10/15/2027	2,415	2,338
Methanex Corp. 5.25% 12/15/2029	462	442
American Funds Insurance Series — Page 215 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Methanex Corp. 5.65% 12/1/2044	USD465	$401
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	138	140
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,674	1,710
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,960	2,067
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	630	650
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	524	526
NOVA Chemicals Corp. 4.875% 6/1/2024[1]	760	758
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,741	1,641
NOVA Chemicals Corp. 8.50% 11/15/2028[1]	630	671
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,333
NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,195
Novelis Corp. 3.25% 11/15/2026[1]	690	644
Novelis Corp. 4.75% 1/30/2030[1]	478	441
Novelis Corp. 3.875% 8/15/2031[1]	987	849
Olin Corp. 5.625% 8/1/2029	200	198
Olin Corp. 5.00% 2/1/2030	180	171
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	200	213
Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]	265	266
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	616
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,112	1,031
Summit Materials, LLC 6.50% 3/15/2027[1]	360	360
Summit Materials, LLC 5.25% 1/15/2029[1]	755	736
Summit Materials, LLC 7.25% 1/15/2031[1]	385	400
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	502
Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	326
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	1,265	1,251
Tronox, Inc. 4.625% 3/15/2029[1]	1,090	979
Venator Finance SARL, Term Loan, (USD-SOFR + 8.00%) 8.00% PIK and SOFR + 2.00% Cash 12/31/2025[2,5,6]	277	283
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.36% Cash 10/10/2028[2,5,6]	808	804
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	623	628
		83,300
Health care 8.80%
AdaptHealth, LLC 6.125% 8/1/2028[1]	535	503
AdaptHealth, LLC 4.625% 8/1/2029[1]	985	849
AdaptHealth, LLC 5.125% 3/1/2030[1]	1,475	1,288
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	1,295	1,186
Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,936
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.677% 5/10/2027[5,6]	452	448
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	583
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	716	422
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,599	4,346
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,256	1,200
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	153
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	1,095	633
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	447
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,390	1,853
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	148
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,732	729
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,652	1,511
American Funds Insurance Series — Page 216 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.679% 2/1/2027[5,6]	USD355	$279
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	815	803
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	455	435
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,078	1,028
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.329% 2/22/2028[5,6]	562	564
Centene Corp. 4.25% 12/15/2027	337	322
Centene Corp. 4.625% 12/15/2029	1,785	1,696
Centene Corp. 3.375% 2/15/2030	217	192
Centene Corp. 3.00% 10/15/2030	295	253
Centene Corp. 2.50% 3/1/2031	1,125	926
Centene Corp. 2.625% 8/1/2031	825	678
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	176
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	621
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,391
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,805	1,473
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	788
CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	185	191
Endo DAC 6.875% 10/15/2024[1]	520	341
Endo DAC 9.50% 7/31/2027[1]	311	21
Endo DAC 6.00% 6/30/2028[1]	2,313	163
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]	525	342
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 7/1/2030[5,6]	663	666
Grifols SA 4.75% 10/15/2028[1]	1,960	1,624
HCA, Inc. 5.625% 9/1/2028	1,300	1,317
HCA, Inc. 3.50% 9/1/2030	180	163
HCA, Inc. 4.625% 3/15/2052	233	195
HCA, Inc. 7.50% 11/15/2095	250	278
Hologic, Inc. 3.25% 2/15/2029[1]	415	372
IQVIA, Inc. 5.00% 10/15/2026[1]	603	591
IQVIA, Inc. 6.50% 5/15/2030[1]	555	567
Jazz Securities DAC 4.375% 1/15/2029[1]	261	243
Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	284	311
Medline Borrower, LP 3.875% 4/1/2029[1]	225	205
Medline Borrower, LP 6.25% 4/1/2029[1]	909	914
Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,665
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.082% 10/23/2028[5,6]	557	558
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	830	781
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	3,034	2,700
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,650	2,309
Option Care Health, Inc. 4.375% 10/31/2029[1]	290	266
Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,620	1,485
Owens & Minor, Inc. 6.625% 4/1/2030[1]	1,950	1,937
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	5,505	3,639
Radiology Partners, Inc. 3.50% PIK and 5.00% Cash 1/31/2029[1,2]	2,221	2,064
Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,2]	2,427	1,957
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 10.179% 1/31/2029[5,6]	1,758	1,697
Select Medical Corp. 6.25% 8/15/2026[1]	554	556
Star Parent, Inc. 9.00% 10/1/2030[1]	560	593
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	244	245
American Funds Insurance Series — Page 217 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	USD495	$499
Surgery Center Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 3.50%) 8.829% 12/19/2030[5,6]	345	347
Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	225
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.563% 3/2/2027[5,6]	272	242
Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
Tenet Healthcare Corp. 5.125% 11/1/2027	265	259
Tenet Healthcare Corp. 4.625% 6/15/2028	440	419
Tenet Healthcare Corp. 6.125% 10/1/2028	460	459
Tenet Healthcare Corp. 4.25% 6/1/2029	1,535	1,428
Tenet Healthcare Corp. 4.375% 1/15/2030	895	828
Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	1,490	1,519
Tenet Healthcare Corp. 6.875% 11/15/2031	100	105
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	627	627
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,044	1,913
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	722
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	833
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,425
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	430
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	754	828
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	567
		79,016
Financials 8.20%
AG Issuer, LLC 6.25% 3/1/2028[1]	2,216	2,172
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	1,097	1,137
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	622
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,801	1,776
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,590	1,479
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	667
AmWINS Group, Inc. 6.375% 2/15/2029[1]	765	770
AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,380	1,289
Aretec Group, Inc. 7.50% 4/1/2029[1]	3,168	3,019
Aretec Group, Inc. 10.00% 8/15/2030[1]	1,260	1,378
AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	337
Block, Inc. 2.75% 6/1/2026	1,640	1,544
Block, Inc. 3.50% 6/1/2031	1,605	1,398
Blue Owl Capital Corp. 3.40% 7/15/2026	290	273
Blue Owl Capital Corp. III 3.125% 4/13/2027	600	547
Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	916
Blue Owl Credit Income Corp. 6.65% 3/15/2031[1]	380	371
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	1,060	1,110
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	533
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	805
Coinbase Global, Inc. 3.375% 10/1/2028[1]	2,690	2,308
Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,745	2,220
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	4,485	4,266
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,230	1,101
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	607	609
Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,204
Howden UK Refinance PLC 7.25% 2/15/2031[1]	960	965
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	885	893
American Funds Insurance Series — Page 218 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HUB International, Ltd. 5.625% 12/1/2029[1]	USD240	$225
HUB International, Ltd. 7.25% 6/15/2030[1]	997	1,025
HUB International, Ltd. 7.375% 1/31/2032[1]	630	635
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.574% 6/20/2030[5,6]	172	173
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,155	1,056
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	140
LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	651
MSCI, Inc. 3.875% 2/15/2031[1]	825	736
MSCI, Inc. 3.625% 11/1/2031[1]	631	548
MSCI, Inc. 3.25% 8/15/2033[1]	959	791
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	378
Navient Corp. 5.875% 10/25/2024	1,295	1,295
Navient Corp. 6.75% 6/25/2025	550	555
Navient Corp. 6.75% 6/15/2026	640	646
Navient Corp. 5.00% 3/15/2027	2,723	2,611
Navient Corp. 4.875% 3/15/2028	550	513
Navient Corp. 5.50% 3/15/2029	2,280	2,125
Navient Corp. 9.375% 7/25/2030	300	321
Navient Corp. 11.50% 3/15/2031	2,675	2,980
Navient Corp. 5.625% 8/1/2033	1,478	1,225
NFP Corp. 6.875% 8/15/2028[1]	955	968
OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,360
OneMain Finance Corp. 5.375% 11/15/2029	120	113
OneMain Finance Corp. 7.875% 3/15/2030	915	945
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,264
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/17/2028[5,6]	354	355
Owl Rock Capital Corp. 3.75% 7/22/2025	600	582
Oxford Finance, LLC 6.375% 2/1/2027[1]	1,753	1,664
Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	1,490	1,516
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	481
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	674
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	865	814
Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	225	227
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,6]	4,960	4,997
USI, Inc. 7.50% 1/15/2032[1]	320	321
		73,619
Industrials 7.49%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	566	563
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	263
ADT Security Corp. 4.125% 8/1/2029[1]	200	183
Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	913
Ambipar Lux SARL 9.875% 2/6/2031[1]	380	381
American Airlines, Inc. 8.50% 5/15/2029[1]	415	439
Aramark Services, Inc. 5.00% 4/1/2025[1]	140	139
Atkore, Inc. 4.25% 6/1/2031[1]	915	812
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	851
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,236
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,867
Bombardier, Inc. 7.125% 6/15/2026[1]	2,254	2,289
Bombardier, Inc. 7.875% 4/15/2027[1]	2,077	2,080
American Funds Insurance Series — Page 219 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bombardier, Inc. 6.00% 2/15/2028[1]	USD795	$783
Bombardier, Inc. 7.50% 2/1/2029[1]	237	244
Bombardier, Inc. 8.75% 11/15/2030[1]	690	738
Bombardier, Inc. 7.45% 5/1/2034[1]	115	128
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	430	466
Brand Industrial Services, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.806% 8/1/2030[5,6]	229	230
Brink’s Co. (The) 4.625% 10/15/2027[1]	719	683
BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	154
BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	309
Champions Financing, Inc. 8.75% 2/15/2029[1]	715	750
Chart Industries, Inc. 7.50% 1/1/2030[1]	523	544
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	1,070	991
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	985	912
Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	744
Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	117
CoreLogic, Inc. 4.50% 5/1/2028[1]	2,949	2,648
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.945% 6/4/2029[5,6]	660	625
Covanta Holding Corp. 4.875% 12/1/2029[1]	1,105	992
Covanta Holding Corp. 5.00% 9/1/2030	1,455	1,285
Covanta Holding Corp., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 8.174% 11/30/2028[5,6]	230	230
Covanta Holding Corp., Term Loan C, (1-month USD CME Term SOFR + 2.75%) 8.174% 11/30/2028[5,6]	14	14
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	1,235	1,141
Enviri Corp. 5.75% 7/31/2027[1]	395	372
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	1,835	1,892
ESAB Corp. 6.25% 4/15/2029[1]	525	528
Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	197
Hertz Corp. (The) 5.00% 12/1/2029[1]	515	398
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	771
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.273% 2/1/2029[5,6]	350	351
Icahn Enterprises, LP 4.75% 9/15/2024	525	523
Icahn Enterprises, LP 6.375% 12/15/2025	461	458
Icahn Enterprises, LP 6.25% 5/15/2026	897	867
Icahn Enterprises, LP 5.25% 5/15/2027	1,284	1,161
Icahn Enterprises, LP 9.75% 1/15/2029[1]	745	779
Icahn Enterprises, LP 4.375% 2/1/2029	675	576
Masonite International Corp. 3.50% 2/15/2030[1]	530	469
Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]	450	488
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	2,061	2,074
Moog, Inc. 4.25% 12/9/2027[1]	395	373
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	250
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	548
PM General Purchaser, LLC 9.50% 10/1/2028[1]	1,655	1,691
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	437
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	581	593
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	468	490
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	101
Sabre GLBL, Inc. 8.625% 6/1/2027[1]	50	44
Seagate HDD Cayman 8.25% 12/15/2029[1]	190	204
Seagate HDD Cayman 8.50% 7/15/2031[1]	455	492
American Funds Insurance Series — Page 220 of 278

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	USD795	$689
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	431
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,548	1,453
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,249	1,364
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	3,190	3,572
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.563% 1/15/2027[5,6]	1,095	1,102
SRS Distribution, Inc. 4.625% 7/1/2028[1]	480	484
Stericycle, Inc. 3.875% 1/15/2029[1]	615	558
Titan International, Inc. 7.00% 4/30/2028	750	741
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	1,210	1,170
TransDigm, Inc. 5.50% 11/15/2027	1,030	1,009
TransDigm, Inc. 6.75% 8/15/2028[1]	575	583
TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,326
TransDigm, Inc. 6.875% 12/15/2030[1]	355	362
TransDigm, Inc. 6.625% 3/1/2032[1]	1,225	1,239
Triumph Group, Inc. 9.00% 3/15/2028[1]	3,086	3,257
United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	116
United Rentals (North America), Inc. 3.875% 2/15/2031	720	646
United Rentals (North America), Inc. 3.75% 1/15/2032	505	441
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	311
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	580	593
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,150	1,170
XPO, Inc. 7.125% 6/1/2031[1]	533	547
XPO, Inc. 7.125% 2/1/2032[1]	270	278
		67,313
Information technology 6.33%
Black Knight InfoServ, LLC 3.625% 9/1/2028[1]	410	388
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	56
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	540
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	180	180
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	240	241
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,205	1,144
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	4,800	4,608
Cloud Software Group, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.909% 9/29/2028[5,6]	1,241	1,238
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.909% 3/30/2029[5,6]	1,424	1,419
CommScope Technologies, LLC 6.00% 6/15/2025[1]	3,309	2,882
CommScope Technologies, LLC 5.00% 3/15/2027[1]	930	361
CommScope, Inc. 6.00% 3/1/2026[1]	2,153	1,973
CommScope, Inc. 8.25% 3/1/2027[1]	762	357
CommScope, Inc. 7.125% 7/1/2028[1]	309	122
CommScope, Inc. 4.75% 9/1/2029[1]	530	383
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.695% 4/6/2026[5,6]	2,083	1,899
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.82% 8/11/2028[1,5,6]	9,800	10,258
Entegris, Inc. 4.75% 4/15/2029[1]	370	355
Fair Isaac Corp. 4.00% 6/15/2028[1]	855	799
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6,9]	3,656	3,674
American Funds Insurance Series — Page 221 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[5,6,9]	USD70	$71
Gartner, Inc. 4.50% 7/1/2028[1]	1,038	990
Gartner, Inc. 3.625% 6/15/2029[1]	19	17
Gartner, Inc. 3.75% 10/1/2030[1]	776	695
Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]	245	240
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	345	311
Hughes Satellite Systems Corp. 5.25% 8/1/2026	2,075	1,729
Hughes Satellite Systems Corp. 6.625% 8/1/2026	1,605	947
Imola Merger Corp. 4.75% 5/15/2029[1]	300	282
McAfee Corp. 7.375% 2/15/2030[1]	865	794
MicroStrategy, Inc. 6.125% 6/15/2028[1]	325	314
NCR Atleos Corp. 9.50% 4/1/2029[1]	2,530	2,709
NCR Voyix Corp. 5.125% 4/15/2029[1]	1,179	1,095
Open Text Corp. 3.875% 2/15/2028[1]	645	598
Open Text Corp. 3.875% 12/1/2029[1]	465	415
Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	193
Oracle Corp. 5.55% 2/6/2053	235	230
Rocket Software, Inc. 6.50% 2/15/2029[1]	330	283
Synaptics, Inc. 4.00% 6/15/2029[1]	375	338
UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,891
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.68% 5/3/2027[5,6]	387	390
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.814% 2/10/2031[5,6]	874	879
Unisys Corp. 6.875% 11/1/2027[1]	975	868
Viasat, Inc. 5.625% 9/15/2025[1]	1,000	975
Viasat, Inc. 5.625% 4/15/2027[1]	460	436
Viasat, Inc. 6.50% 7/15/2028[1]	870	673
Viasat, Inc. 7.50% 5/30/2031[1]	2,079	1,509
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	198
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7,9]	3,110	3,027
Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	396
Xerox Holdings Corp. 8.875% 11/30/2029[1]	440	449
		56,819
Real estate 5.00%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	1,578	1,119
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,392	948
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	330	294
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,369	1,345
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	574	524
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.33% 1/31/2030[5,6]	294	295
Fideicomiso Fibra Uno 7.375% 2/13/2034[1]	365	365
Forestar Group, Inc. 3.85% 5/15/2026[1]	465	444
Forestar Group, Inc. 5.00% 3/1/2028[1]	92	89
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	345	357
HAT Holdings I, LLC 8.00% 6/15/2027[1]	520	543
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,274
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,478	2,230
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	2,838	2,467
Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,616	1,564
Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,176
Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	352
Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	214
American Funds Insurance Series — Page 222 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain, Inc. 5.25% 7/15/2030[1]	USD2,630	$2,491
Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,535	1,387
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	1,871
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,197
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,757
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	650	639
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,345	1,259
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	780	710
MPT Operating Partnership, LP 5.00% 10/15/2027	2,348	1,969
MPT Operating Partnership, LP 3.50% 3/15/2031	609	419
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	763
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	706
Service Properties Trust 4.50% 3/15/2025	420	411
Service Properties Trust 5.25% 2/15/2026	117	113
Service Properties Trust 4.75% 10/1/2026	1,010	942
Service Properties Trust 4.95% 2/15/2027	1,374	1,272
Service Properties Trust 5.50% 12/15/2027	350	334
Service Properties Trust 3.95% 1/15/2028	1,790	1,533
Service Properties Trust 4.95% 10/1/2029	2,029	1,663
Service Properties Trust 4.375% 2/15/2030	445	340
Service Properties Trust 8.625% 11/15/2031[1]	3,905	4,169
VICI Properties, LP 3.50% 2/15/2025[1]	261	255
VICI Properties, LP 4.625% 6/15/2025[1]	620	611
VICI Properties, LP 4.25% 12/1/2026[1]	462	445
VICI Properties, LP 3.875% 2/15/2029[1]	650	599
VICI Properties, LP 4.625% 12/1/2029[1]	90	85
VICI Properties, LP 4.125% 8/15/2030[1]	93	85
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,2,4]	2,239	136
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,2,4]	1,784	196
		44,957
Consumer staples 4.34%
Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	872
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	1,683	1,512
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	443
Amer Sports Co. 6.75% 2/16/2031[1]	460	459
B&G Foods, Inc. 5.25% 4/1/2025	183	182
B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,294
B&G Foods, Inc. 8.00% 9/15/2028[1]	655	683
BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.327% 2/5/2029[5,6]	222	223
Central Garden & Pet Co. 4.125% 10/15/2030	915	822
Central Garden & Pet Co. 4.125% 4/30/2031[1]	880	776
Coty, Inc. 5.00% 4/15/2026[1]	1,355	1,336
Coty, Inc. 6.50% 4/15/2026[1]	460	461
Coty, Inc. 4.75% 1/15/2029[1]	1,880	1,781
Coty, Inc. 6.625% 7/15/2030[1]	1,135	1,154
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,076
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	655	588
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,157
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.337% 1/31/2031[5,6]	160	160
H.J. Heinz Co. 3.875% 5/15/2027	275	267
H.J. Heinz Co. 4.375% 6/1/2046	26	22
American Funds Insurance Series — Page 223 of 278

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Ingles Markets, Inc. 4.00% 6/15/2031[1]	USD370	$323
KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	492
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	2,293	2,250
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,495	3,475
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,752
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	305	274
Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	693
Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	443
Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,179
Post Holdings, Inc. 5.50% 12/15/2029[1]	451	436
Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	3,082
Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,031
Post Holdings, Inc. 6.25% 2/15/2032[1]	1,950	1,967
Prestige Brands, Inc. 5.125% 1/15/2028[1]	563	549
Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,111
Simmons Foods, Inc. 4.625% 3/1/2029[1]	693	613
TreeHouse Foods, Inc. 4.00% 9/1/2028	1,735	1,558
United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,388	1,986
US Foods, Inc. 4.625% 6/1/2030[1]	510	474
		38,956
Utilities 1.67%
AmeriGas Partners, LP 5.75% 5/20/2027	302	295
Calpine Corp. 4.50% 2/15/2028[1]	150	142
Calpine Corp. 5.125% 3/15/2028[1]	518	498
Calpine Corp. 3.75% 3/1/2031[1]	500	438
DPL, Inc. 4.125% 7/1/2025	555	543
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,10]	1,155	1,145
Enfragen Energia Sur SA 5.375% 12/30/2030	200	166
FirstEnergy Corp. 2.25% 9/1/2030	980	816
FirstEnergy Corp. 7.375% 11/15/2031	337	397
FirstEnergy Corp. 5.10% 7/15/2047	185	163
FirstEnergy Corp. 3.40% 3/1/2050	530	366
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	100	85
MIWD Holdco II, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.50%) 8.825% 3/20/2031[5,6]	280	282
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	122	121
NRG Energy, Inc. 3.625% 2/15/2031[1]	110	95
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	206
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,220	835
PG&E Corp. 5.00% 7/1/2028	2,755	2,656
PG&E Corp. 5.25% 7/1/2030	3,365	3,201
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	1,952	2,089
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 5/17/2030[5,6]	283	284
Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	229
		15,052
Total corporate bonds, notes & loans		794,651
American Funds Insurance Series — Page 224 of 278

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 0.43% U.S. Treasury 0.43%	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 8/15/2033	USD2,230	$2,172
U.S. Treasury 3.625% 5/15/2053[11]	315	277
U.S. Treasury 4.125% 8/15/2053[11]	1,470	1,414
		3,863
Bonds & notes of governments & government agencies outside the U.S. 0.09%
Argentine Republic 1.00% 7/9/2029	445	241
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	1,000	526
		767
Mortgage-backed obligations 0.07% Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	712	661
Total bonds, notes & other debt instruments (cost: $821,790,000)		799,942
Convertible bonds & notes 0.07% Communication services 0.07%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	925	581
Total convertible bonds & notes (cost: $825,000)		581
Common stocks 6.33% Health care 2.38%	Shares
Rotech Healthcare, Inc.[3,9,12]	201,793	21,188
Mallinckrodt PLC[12]	3,631	180
		21,368
Utilities 1.18%
Talen Energy Corp.[12]	109,720	10,352
PG&E Corp.	18,786	315
		10,667
Information technology 1.08%
Diebold Nixdorf, Inc.[12]	281,243	9,686
Energy 0.98%
Chesapeake Energy Corp.	29,829	2,650
Ascent Resources - Utica, LLC, Class A3,9	62,978	2,200
Weatherford International[12]	10,059	1,161
California Resources Corp.	17,202	948
Altera Infrastructure, LP3,12	9,127	841
Constellation Oil Services Holding SA, Class B-1[3,12]	3,449,949	517
Mesquite Energy, Inc.[3,12]	3,558	202
Diamond Offshore Drilling, Inc.[12]	13,372	182
Exxon Mobil Corp.	739	86
Bighorn Permian Resources, LLC[3]	2,894	— [8]
		8,787
American Funds Insurance Series — Page 225 of 278

unaudited
Common stocks (continued) Consumer discretionary 0.39%	Shares	Value (000)
Party City Holdco, Inc.[3,12]	126,254	$2,366
Party City Holdco, Inc.[1,3,12]	1,260	24
NMG Parent, LLC[12]	9,965	959
MYT Holding Co., Class B12	608,846	137
		3,486
Materials 0.25%
Venator Materials PLC[3,12]	3,232	2,280
Financials 0.04%
Navient Corp.	20,000	348
Communication services 0.03%
Intelsat SA	8,182	220
iHeartMedia, Inc., Class A12	22,639	47
		267
Total common stocks (cost: $37,208,000)		56,889
Preferred securities 0.31% Industrials 0.18%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,12]	1,022	1,590
Consumer discretionary 0.13%
MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	1,191
Total preferred securities (cost: $2,933,000)		2,781
Rights & warrants 0.04% Consumer discretionary 0.04%
NMG Parent, LLC, warrants, expire 9/24/2027[12]	27,111	319
Total rights & warrants (cost: $164,000)		319
Short-term securities 3.52% Money market investments 3.52%
Capital Group Central Cash Fund 5.37%[13,14]	316,570	31,644
Total short-term securities (cost: $31,656,000)		31,644
Total investment securities 99.35% (cost: $894,576,000)		892,156
Other assets less liabilities 0.65%		5,803
Net assets 100.00%		$897,959
American Funds Insurance Series — Page 226 of 278

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	60	7/3/2024	USD12,269	$(15)
5 Year U.S. Treasury Note Futures	Long	51	7/3/2024	5,458	6
10 Year U.S. Treasury Note Futures	Short	8	6/28/2024	(917)	(7)
10 Year U.S. Treasury Note Futures	Short	14	6/28/2024	(1,551)	(7)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	6/28/2024	(129)	(1)
					$(24)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD896	$(21)	$(19)	$(2)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	5,069	(374)	(319)	(55)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	1,675	(121)	(116)	(5)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	9,708	(220)	(214)	(6)
					$(736)	$(668)	$(68)
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.52%
Money market investments 3.52%
Capital Group Central Cash Fund 5.37%[13]	$27,114	$57,792	$53,254	$2	$(10)	$31,644	$450
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[3,12]	9/26/2013	$4,331	$21,188	2.36%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6]	9/13/2023	3,587	3,674.41
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[5,6]	9/13/2023-3/13/2024	70	71.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7]	6/23/2023	3,014	3,027.34
Ascent Resources - Utica, LLC, Class A3	11/15/2016	302	2,200.24
Total		$11,304	$30,160	3.36%

American Funds Insurance Series — Page 227 of 278

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $600,934,000, which represented 66.92% of the net assets of the fund.

[2]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[3]	Value determined using significant unobservable inputs.
[4]	Scheduled interest and/or principal payment was not received.
[5]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,495,000, which represented 4.51% of the net assets of the fund.

[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Step bond; coupon rate may change at a later date.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $30,160,000, which represented 3.36% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $416,000, which represented .05% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 3/31/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Insurance Series — Page 228 of 278

American Funds Mortgage Fund®
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 99.21% Mortgage-backed obligations 94.25% Federal agency mortgage-backed obligations 92.01%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036[1]	30	29
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	141	119
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	244	200
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	321	263
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	17	14
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	81	70
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	170	147
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	90	78
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	6	6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	5	5
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	335	281
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	190	166
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	241	209
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	255	214
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	109	92
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	333	304
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	28	22
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	30	29
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	18	17
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	24	23
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	7	7
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	4	4
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	87	79
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]	1,102	969
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	48	41
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	19	15
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	277	233
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	362	306
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	5	4
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	113	95
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	71	59
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	142	114
American Funds Insurance Series — Page 229 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	USD12	$9
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	1,551	1,290
Fannie Mae Pool #FM5940 2.00% 2/1/2051[1]	1,636	1,312
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	374	299
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	193	169
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	246	215
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]	55	44
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	26	21
Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	290	252
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	415	346
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	3	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	427	360
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	204	172
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	82	71
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	385	322
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	223	188
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	89	79
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	259	226
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	85	74
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	415	330
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	135	107
Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,165	1,081
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	183	164
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	41	41
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	37	37
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	468	446
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	98	96
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	92	92
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	115	118
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	2,587	2,526
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	75	77
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	46	44
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	53	52
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	61	61
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	309	312
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	285	278
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	925	923
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	68	68
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	425	429
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	291	290
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	516	522
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	97	92
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	540	538
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	579	552
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	4,230	4,269
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,941	1,931
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	449	453
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	152	151
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	87	88
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	168	168
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	112	111
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	590	603
Fannie Mae Pool #MA5249 7.00% 1/1/2054[1]	62	64
American Funds Insurance Series — Page 230 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	USD168	$167
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	326	325
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	159	159
Fannie Mae Pool #MA5353 5.50% 4/1/2054[1]	1,100	1,095
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	169	171
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	129	114
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	144	128
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	48	40
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	50	47
Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1]	— [2]	— [2]
Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	537	540
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	2,171	1,778
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	306	267
Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]	844	736
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	92	77
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	86	72
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	28	24
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
Freddie Mac Pool #760014 2.704% 8/1/2045[1,3]	283	274
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	17	15
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	24	22
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	16	16
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	15	14
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	8	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	24	23
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	45	44
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	24	23
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	17	16
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	1,391	1,216
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	17	15
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	144	126
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	441	372
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5	4
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	185	148
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	528	421
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	201	167
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	324	259
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	2
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	303	243
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	75	66
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	234	204
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	83	73
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	75	59
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	61	51
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	40	34
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	17	15
Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	175	158
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	363	319
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,4]	1,055	963
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	8	7
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1,4]	3,102	2,604
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	295	257
American Funds Insurance Series — Page 231 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	USD378	$339
Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,199	1,142
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	659	644
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	237	236
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	111	111
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	369	360
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	343	327
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	814	834
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	44	43
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	123	120
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	87	85
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	97	97
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	241	229
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	87	87
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	64	65
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	28	27
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	370	369
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	68	69
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	64	65
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	42	43
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	30	30
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	1,158	1,152
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	5,605	5,658
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	1,057	1,069
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	125	127
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	713	720
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	507	512
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	141	144
Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,091	1,066
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	752	759
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	489	486
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,741	1,760
Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,441	1,458
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	70	70
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	50	50
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	20	20
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	102	103
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	91	84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	85	73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	172	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	122	112
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	22	19
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	99	94
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	28	25
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	17	15
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	227	214
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	12	11
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	319	278
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	332	294
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	278	242
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	301	284
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	330	289
American Funds Insurance Series — Page 232 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.00% 4/1/2054[1,5]	USD113	$100
Government National Mortgage Assn. 4.00% 4/1/2054[1,5]	334	313
Government National Mortgage Assn. 5.00% 4/1/2054[1,5]	220	216
Government National Mortgage Assn. 5.50% 4/1/2054[1,5]	174	174
Government National Mortgage Assn. 6.00% 4/1/2054[1,5]	10	10
Government National Mortgage Assn. 6.50% 4/1/2054[1,5]	310	315
Government National Mortgage Assn. 2.50% 5/1/2054[1,5]	115	98
Government National Mortgage Assn. 5.50% 5/1/2054[1,5]	100	100
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	637	608
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	251	238
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	51	48
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	502	474
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	71	74
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	78	74
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	162	161
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	11
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	80	80
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	122	110
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	189	174
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	87	80
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	816	778
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	92	76
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	39	33
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	82	68
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	357	300
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	88	74
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	549	471
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	343	291
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	187	159
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	161	137
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	245	209
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	260	250
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	15	15
Government National Mortgage Assn. Pool #AN1825 4.559% 6/20/2065[1]	64	62
Government National Mortgage Assn. Pool #AO0461 4.579% 8/20/2065[1]	18	18
Government National Mortgage Assn. Pool #AO0409 4.573% 12/20/2065[1]	47	46
Government National Mortgage Assn. Pool #AO0385 4.458% 1/20/2066[1]	320	315
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	209	157
Uniform Mortgage-Backed Security 2.50% 4/1/2039[1,5]	350	319
Uniform Mortgage-Backed Security 4.00% 4/1/2039[1,5]	125	121
Uniform Mortgage-Backed Security 2.00% 4/1/2054[1,5]	220	174
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,5]	3,180	2,736
Uniform Mortgage-Backed Security 3.50% 4/1/2054[1,5]	1,017	910
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,5]	880	815
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,5]	5,417	5,159
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,5]	5,060	4,938
Uniform Mortgage-Backed Security 5.50% 4/1/2054[1,5]	3,096	3,081
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,5]	2,281	2,331
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,5]	375	387
Uniform Mortgage-Backed Security 3.50% 5/1/2054[1,5]	1,000	896
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,5]	2,400	2,224
Uniform Mortgage-Backed Security 4.50% 5/1/2054[1,5]	2,000	1,905
American Funds Insurance Series — Page 233 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.00% 5/1/2054[1,5]	USD1,999	$2,017
Uniform Mortgage-Backed Security 7.00% 5/1/2054[1,5]	780	803
		99,496
Commercial mortgage-backed securities 1.66%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.095% 5/15/2039[1,3,6]	100	100
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.44% 6/15/2027[1,3,6]	100	100
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[1,3,6]	891	883
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.816% 4/15/2037[1,3,6]	126	127
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,3,6]	379	386
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.52% 7/15/2038[1,3,6]	91	91
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.814% 8/15/2039[1,3]	100	101
		1,788
Collateralized mortgage-backed obligations (privately originated) 0.58%
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,6]	61	59
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,6]	158	147
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,6]	72	62
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,6]	206	197
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,6]	110	88
Mill City Mortgage Trust, Series 15-1, Class M2, 3.817% 6/25/2056[1,3,6]	1	1
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,6]	32	32
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,6]	45	44
		630
Total mortgage-backed obligations		101,914
U.S. Treasury bonds & notes 3.54% U.S. Treasury 3.25%
U.S. Treasury 4.25% 5/31/2025	25	25
U.S. Treasury 4.25% 1/31/2026	1,410	1,399
U.S. Treasury 4.00% 2/15/2026	50	49
U.S. Treasury 4.625% 2/28/2026	495	495
U.S. Treasury 4.125% 7/31/2028	1,250	1,243
U.S. Treasury 1.875% 2/15/2032	10	8
U.S. Treasury 1.875% 2/15/2041	365	255
U.S. Treasury 1.875% 11/15/2051	65	39
		3,513
U.S. Treasury inflation-protected securities 0.29%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]	316	316
Total U.S. Treasury bonds & notes		3,829
Asset-backed obligations 1.42%
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]	81	81
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]	257	260
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]	86	84
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	79	79
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]	90	79
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]	171	151
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	143	129
American Funds Insurance Series — Page 234 of 278

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.183% 4/20/2062[1,3,6]		USD116	$116
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	88
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		122	123
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	100
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		243	243
			1,533
Total bonds, notes & other debt instruments (cost: $108,704,000)			107,276
Short-term securities 29.77% Commercial paper 15.65%	Weighted average yield at acquisition
BofA Securities, Inc. 5/21/2024[6]	5.310%	1,000	992
Chariot Funding, LLC 4/29/2024[6]	5.330	1,500	1,493
Cisco Systems, Inc. 4/12/2024[6]	5.320	1,000	998
Henkel of America, Inc. 4/23/2024[6]	5.310	1,500	1,494
Komatsu Finance America, Inc. 5/13/2024[6]	5.340	2,000	1,986
Linde, Inc. 4/2/2024	5.290	1,000	999
Microsoft Corp. 4/15/2024[6]	5.290	1,300	1,297
Paccar Financial Corp. 4/4/2024	5.300	1,000	999
Pfizer, Inc. 6/11/2024[6]	5.290	700	692
Procter & Gamble Co. 4/12/2024[6]	5.300	900	898
Roche Holdings, Inc. 5/14/2024[6]	5.184	2,000	1,986
Société Générale 4/1/2024[6]	5.290	1,100	1,099
Wal-Mart Stores, Inc. 4/15/2024[6]	5.139	2,000	1,995
			16,928
Federal agency bills & notes 9.74%
Federal Farm Credit Banks 4/3/2024	5.280	1,150	1,149
Federal Farm Credit Banks 4/24/2024	5.280	1,800	1,793
Federal Farm Credit Banks 8/27/2024	5.130	1,000	978
Federal Home Loan Bank 4/3/2024	5.235	3,200	3,198
Federal Home Loan Bank 6/12/2024	5.240	3,000	2,968
Tennessee Valley Authority 4/3/2024	5.279	450	450
			10,536
U.S. Treasury bills 3.00%
U.S. Treasury 7/9/2024	5.207	2,000	1,971
U.S. Treasury 9/19/2024	5.102	1,300	1,268
			3,239
Bonds & notes of governments & government agencies outside the U.S. 1.38%
British Columbia (Province of) 5/6/2024	5.310	1,500	1,491
Total short-term securities (cost: $32,211,000)			32,194
Total investment securities 128.97% (cost: $140,915,000)			139,470
Total options written*(0.01)% (premium received: $7,000)			(5)
Other assets less liabilities (28.97)%			(31,330)
Net assets 100.00%			$108,135
American Funds Insurance Series — Page 235 of 278

unaudited
*Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
20 Year U.S. Treasury Bond Futures Option	6	4/26/2024	USD119.00	USD600	$(5)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
3 Month SOFR Futures	Long	7	3/19/2025	USD1,670	$— [2]
2 Year U.S. Treasury Note Futures	Long	234	7/3/2024	47,849	(53)
5 Year U.S. Treasury Note Futures	Long	96	7/3/2024	10,274	21
10 Year U.S. Treasury Note Futures	Long	113	6/28/2024	12,520	63
10 Year U.S. Treasury Note Futures	Long	14	6/28/2024	1,605	4
20 Year U.S. Treasury Bond Futures	Short	66	6/28/2024	(7,949)	(110)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	6/28/2024	2,064	46
					$(29)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$9	$—	$9
SOFR	Annual	3.41%	Annual	7/28/2045	1,300	70	—	70
SOFR	Annual	3.486%	Annual	1/17/2054	80	2	—	2
						$81	$—	$81

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $808,000, which represented .75% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,414,000, which represented 17.03% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.
American Funds Insurance Series — Page 236 of 278

unaudited

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 237 of 278

Ultra-Short Bond Fund
Investment portfolio
March 31, 2024
unaudited

Short-term securities 97.93% Commercial paper 67.75%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Atlantic Asset Securitization, LLC 4/4/2024[1]	5.330%	USD5,500	$5,494
Cabot Trail Funding, LLC. 6/4/2024[1]	5.330	12,000	11,877
Canadian Imperial Bank of Commerce 4/18/2024[1]	5.300	7,000	6,978
Chariot Funding, LLC 5/20/2024[1]	5.330	8,000	7,937
CHARTA, LLC 5/9/2024[1]	5.312	11,500	11,428
Chevron Corp. 4/8/2024[1]	5.300	12,000	11,981
Cisco Systems, Inc. 4/22/2024[1]	5.320	7,000	6,974
DBS Bank, Ltd. 5/14/2024[1]	5.310	11,000	10,924
EssilorLuxottica 5/30/2024[1]	5.350	10,000	9,907
Fairway Finance Company, LLC 5/29/2024[1]	5.320	10,200	10,106
Gotham Funding Corp. 4/17/2024[1]	5.330	4,300	4,287
Gotham Funding Corp. 5/2/2024[1]	5.310	8,000	7,958
Henkel of America, Inc. 5/10/2024[1]	5.084	10,000	9,937
Komatsu Finance America, Inc. 4/4/2024[1]	5.360	2,200	2,198
Liberty Street Funding, LLC 5/2/2024[1]	5.300	2,800	2,785
Linde, Inc. 4/12/2024	5.164	12,000	11,974
LMA-Americas, LLC 4/5/2024[1]	5.320	5,000	4,994
LMA-Americas, LLC 4/22/2024[1]	5.350	4,000	3,985
LVMH Moët Hennessy Louis Vuitton, Inc. 4/5/2024[1]	5.300	5,000	4,994
Manhattan Asset Funding Company, LLC 4/17/2024[1]	5.330	7,750	7,727
Manhattan Asset Funding Company, LLC 4/22/2024[1]	5.320	5,500	5,480
Microsoft Corp. 4/15/2024[1]	5.290	4,600	4,588
Microsoft Corp. 5/10/2024[1]	5.290	5,000	4,968
National Bank of Canada 4/26/2024[1]	5.340	7,300	7,269
Nordea Bank AB 4/11/2024[1]	5.310	12,500	12,474
Old Line Funding, LLC 4/15/2024[1]	5.320	10,000	9,973
OMERS Finance Trust 4/26/2024	5.320	1,300	1,294
Paccar Financial Corp. 4/4/2024	5.300	5,000	4,995
Paccar Financial Corp. 4/8/2024	5.300	2,000	1,997
Pfizer, Inc. 7/16/2024[1]	5.280	6,500	6,395
Procter & Gamble Co. 4/12/2024[1]	5.300	11,600	11,574
Société Générale 4/1/2024[1]	5.290	4,400	4,397
Wal-Mart Stores, Inc. 4/15/2024[1]	5.139	10,000	9,974
Westpac Banking Corp. 5/6/2024[1]	5.290	5,050	5,021
			244,844
Bonds & notes of governments & government agencies outside the U.S. 14.35%
BNG Bank NV 4/5/2024[1]	4.712	12,000	11,986
British Columbia (Province of) 5/6/2024	5.310	12,000	11,931
Hydro-Québec 4/2/2024[1]	5.320	3,200	3,198
Hydro-Québec 4/9/2024[1]	5.310	9,000	8,984
Nederlandse Waterschapsbank NV 5/6/2024[1]	5.300	5,800	5,766
Oesterreich Kontrollbank 4/5/2024	5.134	10,000	9,988
			51,853
American Funds Insurance Series — Page 238 of 278

unaudited
Short-term securities (continued) U.S. Treasury bills 4.08%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury 4/9/2024	5.279%	USD4,900	$4,892
U.S. Treasury 7/9/2024	5.160	10,000	9,853
			14,745
Federal agency bills & notes 9.53% Federal agency bonds & notes 9.53%
Federal Farm Credit Banks 4/24/2024	5.280	10,600	10,560
Federal Home Loan Bank 4/3/2024	5.235	9,000	8,994
Federal Home Loan Bank 5/3/2024	5.014	10,000	9,949
Federal Home Loan Bank 6/12/2024	5.240	5,000	4,945
			34,448
Certificates of deposit 2.22%	Interest rate
Bank of America, NA 4/18/2024	5.370	8,000	8,006
Total short-term securities (cost: $354,091,000)			353,896
Total investment securities 97.93% (cost: $354,091,000)			353,896
Other assets less liabilities 2.07%			7,477
Net assets 100.00%			$361,373

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $254,518,000, which represented 70.43% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 239 of 278

U.S. Government Securities Fund®
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 94.47% Mortgage-backed obligations 58.83% Federal agency mortgage-backed obligations 58.76%	Principal amount (000)	Value (000)
Fannie Mae Pool #406607 6.50% 8/1/2024[1]	USD— [2]	$— [2]
Fannie Mae Pool #735070 6.50% 10/1/2024[1]	— [2]	— [2]
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	22	22
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	22	23
Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	550	531
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,212	1,170
Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	11
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	13
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13	13
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	5	5
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	19	19
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	8	8
Fannie Mae Pool #MA4204 2.00% 12/1/2040[1]	5,158	4,360
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	30,472	25,713
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	298	297
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	159	159
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	31	31
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	143	144
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	24	22
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	99	98
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	13	13
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,680	2,252
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,237	1,039
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	17
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	802	673
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	6
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	34	32
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	7
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	58	53
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,996	3,646
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	48	44
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	15	13
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	8	7
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	6
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	120	114
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,860	2,617
American Funds Insurance Series — Page 240 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	USD36	$33
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	71	67
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	95	90
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	28	26
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	15	15
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,029	936
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	395	363
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	99	91
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	506	464
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	287	262
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,243	2,849
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	384	334
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	835	703
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	218	189
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	30	26
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	524	437
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	174	147
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	333	289
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,755	1,474
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	211	168
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	226	197
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	74	59
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	1,003	811
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	862	687
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10	8
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	5
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	5,091	4,456
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,485	1,236
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	179	150
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	647	540
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	46	37
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	328	284
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,161	972
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	755	665
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,181	1,900
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	339	294
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	710	563
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	185	155
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,476	3,056
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	3,020	2,802
Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	59	58
Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	52	50
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	1,895	1,698
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,542	2,278
Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,980	2,839
Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	55	54
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,361	1,263
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	717	683
Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,525	9,304
Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	980	938
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	858	821
Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	9,248	9,036
Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	5,182	5,061
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	693	692
American Funds Insurance Series — Page 241 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	USD629	$628
Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	98	98
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	240	246
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,814	2,681
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,473	2,504
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	396	396
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	864	889
Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	994	1,004
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	939	949
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	3,008	2,996
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	439	453
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	522	520
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,169	2,189
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	4,358	4,339
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,373	3,413
Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,264	2,287
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,071	2,099
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,739	1,755
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,510	1,531
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	3,088	2,942
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	394	375
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	13,720	13,656
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,994	2,014
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	346	350
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	484	461
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	228	226
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	64,754	65,354
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	8,208	8,390
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	24,577	24,459
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	631	637
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	14,288	13,948
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	859	855
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	11,806	11,915
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	620	617
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	565	562
Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	15,801	16,174
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	4,531	4,636
Fannie Mae Pool #MA5249 7.00% 1/1/2054[1]	1,466	1,512
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	539	537
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	1,249	1,245
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,096	1,091
Fannie Mae Pool #MA5353 5.50% 4/1/2054[1]	6,330	6,300
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	241	240
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	830	840
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,289	1,079
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	409	390
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	1	1
Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
Freddie Mac Pool #1H1354 6.328% 11/1/2036[1,3]	41	42
Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	250	250
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	549	549
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	716	602
American Funds Insurance Series — Page 242 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	USD702	$589
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,661	1,394
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	10,113	8,700
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	23	22
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	28	26
Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	137	131
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	178	163
Freddie Mac Pool #760014 2.704% 8/1/2045[1,3]	240	231
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	45	41
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	65	60
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,440	6,072
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	47	43
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	45	41
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	36	33
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	34	31
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	26	24
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	20	18
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	14	13
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	13	12
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,237	1,174
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	66	62
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	59	56
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24	22
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	95	90
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	6,181	5,812
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	182	177
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	94	92
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	67	65
Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	19	19
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	160	146
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	45	41
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	352	323
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	180	165
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	32	28
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	390	339
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	2,078	1,658
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	2,005	1,672
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	34	27
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	57	46
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,219	1,780
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	272	237
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	151	132
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	2,041	1,775
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	223	193
Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	9,293	7,820
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	456	363
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	481	404
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	306	265
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	303	254
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	141	123
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	3,051	2,679
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	12,335	11,262
American Funds Insurance Series — Page 243 of 278

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	USD180	$162
Freddie Mac Pool #8D0226 2.546% 5/1/2052[1,3]	469	416
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	8,112	7,267
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	197	187
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	803	784
Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	53	51
Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	48	47
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	898	855
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	225	215
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	133	127
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	10,946	10,689
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	2,056	1,905
Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,525	3,358
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,409	3,247
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	87	82
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,151	1,123
Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	979	936
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,150	2,145
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	5,125	5,249
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	981	976
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	912	922
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	477	483
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	91	86
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,068	1,063
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	617	615
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	8,470	8,554
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,950	1,970
Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	305	314
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	2,833	2,820
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	17,099	17,262
Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	4,134	4,179
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	2,205	2,228
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	936	946
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	474	481
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	449	456
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	296	299
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	208	213
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,531	2,601
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,204	2,259
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	2,053	2,120
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,938	2,009
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,401	1,458
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	1,050	1,082
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	768	785
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	570	593
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	25,147	25,030
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	27,645	27,911
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	23,684	23,911
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	806	802
Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	43,585	44,081
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,409	2,435
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	112	115
Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	15,644	15,268
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	5,613	5,667
American Funds Insurance Series — Page 244 of 278

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	USD15,395	$15,734
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	757	721
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,551	3,534
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	840	800
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	178	169
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,223	2,213
Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	6,869	7,031
Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,992	5,060
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	831	827
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	630	629
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	480	478
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	501	507
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,363	1,349
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,822
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	4,045	3,724
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	772	656
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	313	270
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	4,072	3,737
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,682	3,386
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	847	723
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,202	1,062
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	424	402
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,798	3,362
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	489	460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,839	1,720
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	668	591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	360	319
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,587	1,443
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	16,041	15,104
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	4,133	3,824
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,169	1,045
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	364
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	4,043	3,819
Government National Mortgage Assn. 3.00% 4/1/2054[1,4]	435	384
Government National Mortgage Assn. 3.50% 4/1/2054[1,4]	6,395	5,820
Government National Mortgage Assn. 4.00% 4/1/2054[1,4]	9,190	8,600
Government National Mortgage Assn. 5.00% 4/1/2054[1,4]	1,995	1,961
Government National Mortgage Assn. 5.50% 4/1/2054[1,4]	1,005	1,004
Government National Mortgage Assn. 6.00% 4/1/2054[1,4]	20	20
Government National Mortgage Assn. 3.50% 5/1/2054[1,4]	7,000	6,375
Government National Mortgage Assn. 5.50% 5/1/2054[1,4]	900	899
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	69	72
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	16	17
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	141	150
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	27	28
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	161	163
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	71	74
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,110	2,160
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	738	752
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	496	484
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	17	15
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	853	700
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	749	615
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	5,085	4,271
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	USD2,200	$1,877
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	722	608
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,896	3,347
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	92	78
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,325	2,822
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,788	1,519
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,144	971
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	798	673
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	982	837
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	2,954	2,689
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	59	58
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,675	4,492
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,978	2,862
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,239	1,191
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	435	328
Uniform Mortgage-Backed Security 2.00% 4/1/2039[1,4]	1,115	989
Uniform Mortgage-Backed Security 2.50% 4/1/2039[1,4]	2,275	2,070
Uniform Mortgage-Backed Security 4.00% 4/1/2039[1,4]	920	891
Uniform Mortgage-Backed Security 5.00% 4/1/2039[1,4]	780	779
Uniform Mortgage-Backed Security 2.00% 4/1/2054[1,4]	1,847	1,462
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,4]	4,728	4,068
Uniform Mortgage-Backed Security 3.50% 4/1/2054[1,4]	8,750	7,832
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,4]	4,372	4,049
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,4]	18,430	17,552
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,4]	422	411
Uniform Mortgage-Backed Security 5.50% 4/1/2054[1,4]	6,610	6,578
Uniform Mortgage-Backed Security 6.00% 4/1/2054[1,4]	290	293
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,4]	35,084	35,848
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,4]	6,362	6,558
Uniform Mortgage-Backed Security 2.00% 5/1/2054[1,4]	1,005	796
Uniform Mortgage-Backed Security 2.50% 5/1/2054[1,4]	3,776	3,126
Uniform Mortgage-Backed Security 3.50% 5/1/2054[1,4]	6,000	5,374
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,4]	12,100	11,211
Uniform Mortgage-Backed Security 4.50% 5/1/2054[1,4]	4,507	4,294
Uniform Mortgage-Backed Security 7.00% 5/1/2054[1,4]	13,460	13,862
		892,691
Collateralized mortgage-backed obligations 0.07%
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	1,109	1,058
Total mortgage-backed obligations		893,749
U.S. Treasury bonds & notes 30.83% U.S. Treasury 28.69%
U.S. Treasury 1.75% 7/31/2024	10,270	10,151
U.S. Treasury 3.00% 7/31/2024	1,470	1,459
U.S. Treasury 4.50% 11/30/2024	7,848	7,811
U.S. Treasury 4.125% 1/31/2025	2,906	2,883
U.S. Treasury 2.00% 2/15/2025	890	866
U.S. Treasury 4.625% 2/28/2025	30,265	30,144
U.S. Treasury 3.875% 4/30/2025	250	247
U.S. Treasury 3.125% 8/15/2025	390	381
U.S. Treasury 0.25% 8/31/2025	8,378	7,858
U.S. Treasury 3.50% 9/15/2025	28,780	28,249
U.S. Treasury 3.00% 9/30/2025	2,235	2,177
American Funds Insurance Series — Page 246 of 278

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 12/31/2025	USD17,685	$17,542
U.S. Treasury 4.25% 1/31/2026	30,610	30,373
U.S. Treasury 4.625% 2/28/2026	9,375	9,369
U.S. Treasury 4.625% 3/15/2026	11,050	11,043
U.S. Treasury 4.50% 7/15/2026	10,366	10,354
U.S. Treasury 4.625% 9/15/2026	10,209	10,233
U.S. Treasury 4.375% 12/15/2026	8,511	8,493
U.S. Treasury 1.25% 12/31/2026	8,665	7,958
U.S. Treasury 4.25% 3/15/2027	8,015	7,980
U.S. Treasury 0.50% 4/30/2027	3,700	3,288
U.S. Treasury 3.625% 5/31/2028	20,650	20,131
U.S. Treasury 1.25% 6/30/2028	3,325	2,937
U.S. Treasury 4.00% 6/30/2028	6,907	6,832
U.S. Treasury 1.00% 7/31/2028	970	846
U.S. Treasury 4.125% 7/31/2028	17,685	17,583
U.S. Treasury 4.375% 8/31/2028	2,035	2,044
U.S. Treasury 4.375% 11/30/2028	17,340	17,440
U.S. Treasury 2.625% 7/31/2029	9,309	8,603
U.S. Treasury 3.75% 6/30/2030	32,030	31,194
U.S. Treasury 4.625% 9/30/2030	1,290	1,319
U.S. Treasury 4.875% 10/31/2030	625	648
U.S. Treasury 2.75% 8/15/2032	8,095	7,265
U.S. Treasury 3.50% 2/15/2033	14,341	13,588
U.S. Treasury 3.875% 8/15/2033	14,670	14,290
U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,996
U.S. Treasury 4.625% 2/15/2040	90	93
U.S. Treasury 1.125% 5/15/2040	3,350	2,095
U.S. Treasury, interest only, 0% 11/15/2040	1,110	518
U.S. Treasury 3.875% 5/15/2043	820	757
U.S. Treasury 4.375% 8/15/2043	40	40
U.S. Treasury 2.50% 2/15/2045	4,850	3,549
U.S. Treasury 2.50% 2/15/2046	3,900	2,822
U.S. Treasury 2.50% 5/15/2046	1,585	1,144
U.S. Treasury 2.875% 11/15/2046	2,700	2,082
U.S. Treasury 1.25% 5/15/2050[6]	18,640	9,547
U.S. Treasury 1.375% 8/15/2050	4,330	2,288
U.S. Treasury 1.625% 11/15/2050[6]	26,165	14,793
U.S. Treasury 1.875% 2/15/2051	5,892	3,552
U.S. Treasury 2.375% 5/15/2051	6,280	4,266
U.S. Treasury 2.00% 8/15/2051	5,226	3,240
U.S. Treasury 1.875% 11/15/2051	3,164	1,897
U.S. Treasury 3.00% 8/15/2052	895	696
U.S. Treasury 4.00% 11/15/2052	1,199	1,128
U.S. Treasury 3.625% 2/15/2053	620	545
U.S. Treasury 4.75% 11/15/2053	1,175	1,255
U.S. Treasury 4.25% 2/15/2054[6]	12,145	11,950
		435,832
U.S. Treasury inflation-protected securities 2.14%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]	3,536	3,540
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	2,226	2,172
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,306	2,256
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	10,826	10,335
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,803	2,643
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)		Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]		USD1,035	$917
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]		3,219	2,817
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]		134	136
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]		1,426	1,140
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]		1,663	1,279
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]		306	240
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]		349	221
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]		5,679	3,405
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[7]		2,454	1,447
			32,548
Total U.S. Treasury bonds & notes			468,380
Federal agency bonds & notes 4.81%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		202	195
Fannie Mae 7.125% 1/15/2030		2,000	2,290
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,221
Federal Home Loan Bank 5.50% 7/15/2036		300	330
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,651
Tennessee Valley Authority 0.75% 5/15/2025		3,700	3,528
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,787
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,793
Tennessee Valley Authority 5.88% 4/1/2036		875	976
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	237
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		763	711
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,338
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		1,372	1,407
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		2,250	2,230
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,640	2,571
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,625	2,533
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		11,482	10,982
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,856	3,665
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,650	2,501
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		2,482	2,290
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,475	2,267
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,377	2,165
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		2,059	1,867
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		651	588
			73,123
Total bonds, notes & other debt instruments (cost: $1,483,640,000)			1,435,252
Short-term securities 13.31% Commercial paper 6.50%	Weighted average yield at acquisition
Chariot Funding, LLC 5/20/2024[5]	5.330%	12,000	11,905
Cisco Systems, Inc. 4/22/2024[5]	5.320	14,000	13,948
Microsoft Corp. 4/15/2024[5]	5.290	7,500	7,480
Paccar Financial Corp. 4/4/2024	5.300	10,000	9,990
Pfizer, Inc. 6/11/2024[5]	5.290	4,200	4,153
Procter & Gamble Co. 4/12/2024[5]	5.300	4,000	3,991
Roche Holdings, Inc. 5/14/2024[5]	5.184	18,000	17,875
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Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Société Générale 4/1/2024[5]	5.290%	USD19,500	$19,489
Wal-Mart Stores, Inc. 4/15/2024[5]	5.139	10,000	9,974
			98,805
Federal agency bills & notes 4.14%
Federal Farm Credit Banks 4/3/2024	5.280	8,850	8,844
Federal Farm Credit Banks 4/24/2024	5.280	13,400	13,349
Federal Farm Credit Banks 8/27/2024	5.130	9,900	9,685
Federal Home Loan Bank 4/3/2024	5.235	11,400	11,392
Federal Home Loan Bank 8/7/2024	5.140	20,000	19,627
			62,897
U.S. Treasury bills 1.03%
U.S. Treasury 7/9/2024	5.206	15,800	15,568
Bonds & notes of governments & government agencies outside the U.S. 0.98%
British Columbia (Province of) 5/6/2024	5.310	15,000	14,914
Certificates of deposit 0.66%
Bank of America, NA 4/18/2024	0.000	10,000	10,007
Total short-term securities (cost: $202,286,000)			202,191
Options purchased (equity style) 0.02%
Options purchased (equity style)*			343
Total options purchased (equity style) (cost: $528,000)			343
Total investment securities 107.76% (cost: $1,685,926,000)			1,637,786
Total options written†(0.04)% (premium received: $750,000)			(645)
Other assets less liabilities (7.76)%			(117,863)
Net assets 100.00%			$1,519,278
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Call
3 Month SOFR Futures Option	261	6/14/2024	USD96.00	USD65,250	$126
3 Month SOFR Futures Option	145	12/13/2024	97.50	36,250	13
					$139
Put
3 Month SOFR Futures Option	145	12/13/2024	USD94.38	USD36,250	$9
3 Month SOFR Futures Option	111	12/13/2024	96.00	27,750	195
					$204
					$343
American Funds Insurance Series — Page 249 of 278

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†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Call
3 Month SOFR Futures Option	261	6/14/2024	USD96.00	USD65,250	$(290)
3 Month SOFR Futures Option	71	12/13/2024	95.75	17,750	(34)
					$(324)
Put
20 Year U.S. Treasury Bond Futures Option	135	4/26/2024	USD119.00	USD13,500	$(101)
3 Month SOFR Futures Option	71	12/13/2024	95.25	17,750	(35)
3 Month SOFR Futures Option	224	12/13/2024	95.50	56,000	(185)
					$(321)
					$(645)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
30 Day Federal Funds Futures	Short	1	11/1/2024	USD(396)	$3
30 Day Federal Funds Futures	Long	1	2/3/2025	397	(3)
3 Month SOFR Futures	Long	790	3/19/2025	188,474	(1)
3 Month SOFR Futures	Long	35	6/18/2025	8,374	(6)
3 Month SOFR Futures	Short	71	6/17/2026	(17,098)	7
3 Month SOFR Futures	Long	35	6/16/2027	8,438	— [2]
2 Year U.S. Treasury Note Futures	Long	3,171	7/3/2024	648,420	(598)
5 Year U.S. Treasury Note Futures	Long	2,677	7/3/2024	286,481	145
10 Year U.S. Treasury Note Futures	Long	946	6/28/2024	104,814	349
10 Year U.S. Treasury Note Futures	Short	272	6/28/2024	(31,174)	(233)
20 Year U.S. Treasury Bond Futures	Short	919	6/28/2024	(110,682)	(1,456)
30 Year Ultra U.S. Treasury Bond Futures	Long	168	6/28/2024	21,672	440
					$(1,353)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	USD97,600	$729	$—	$729
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	(104)	—	(104)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,698	(16)	—	(16)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	(79)	—	(79)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,144	—	1,144
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,143	—	1,143
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Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	$1,297	$—	$1,297
SOFR	Annual	3.916%	Annual	7/11/2025	46,800	571	—	571
4.912%	Annual	SOFR	Annual	8/24/2025	14,030	12	—	12
4.8189%	Annual	SOFR	Annual	8/25/2025	14,010	(6)	—	(6)
4.8195%	Annual	SOFR	Annual	9/1/2025	10,300	(3)	—	(3)
4.2045%	Annual	SOFR	Annual	1/10/2026	1,020	(8)	—	(8)
4.2035%	Annual	SOFR	Annual	1/10/2026	18,497	(140)	—	(140)
4.184%	Annual	SOFR	Annual	1/10/2026	18,497	(146)	—	(146)
4.265%	Annual	SOFR	Annual	2/16/2026	4,777	(29)	—	(29)
4.27%	Annual	SOFR	Annual	2/16/2026	9,621	(57)	—	(57)
4.3005%	Annual	SOFR	Annual	2/17/2026	1,989	(11)	—	(11)
4.288%	Annual	SOFR	Annual	2/17/2026	2,021	(11)	—	(11)
4.3035%	Annual	SOFR	Annual	2/17/2026	2,874	(15)	—	(15)
4.2675%	Annual	SOFR	Annual	2/17/2026	2,771	(17)	—	(17)
4.2515%	Annual	SOFR	Annual	2/17/2026	2,847	(18)	—	(18)
4.568%	Annual	SOFR	Annual	3/1/2026	27,000	(9)	—	(9)
4.56%	Annual	SOFR	Annual	3/1/2026	27,400	(13)	—	(13)
4.6275%	Annual	SOFR	Annual	3/20/2026	49,370	60	—	60
4.28066%	Annual	SOFR	Annual	3/31/2026	6,200	(18)	—	(18)
4.26959%	Annual	SOFR	Annual	3/31/2026	6,000	(18)	—	(18)
3.53%	Annual	SOFR	Annual	1/23/2027	7,300	(53)	—	(53)
3.5405%	Annual	SOFR	Annual	1/23/2027	12,100	(85)	—	(85)
3.535%	Annual	SOFR	Annual	1/23/2027	13,000	(93)	—	(93)
3.761%	Annual	SOFR	Annual	2/20/2027	11,800	(26)	—	(26)
3.7645%	Annual	SOFR	Annual	2/20/2027	23,600	(51)	—	(51)
3.45%	Annual	SOFR	Annual	2/1/2028	12,500	(291)	—	(291)
3.47%	Annual	SOFR	Annual	2/2/2028	11,600	(261)	—	(261)
3.624%	Annual	SOFR	Annual	2/20/2028	9,800	4	—	4
3.616%	Annual	SOFR	Annual	2/20/2028	4,700	1	—	1
3.6475%	Annual	SOFR	Annual	2/27/2028	19,700	18	—	18
3.379%	Annual	SOFR	Annual	3/17/2028	3,100	(12)	—	(12)
3.355%	Annual	SOFR	Annual	3/17/2028	3,200	(13)	—	(13)
3.7245%	Annual	SOFR	Annual	3/18/2028	3,230	8	—	8
SOFR	Annual	3.529%	Annual	1/29/2030	4,800	37	—	37
SOFR	Annual	3.5485%	Annual	1/29/2030	5,200	36	—	36
SOFR	Annual	3.528%	Annual	1/29/2030	4,000	31	—	31
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	8,676	—	8,676
3.18%	Annual	SOFR	Annual	4/17/2030	2,600	(103)	—	(103)
3.275%	Annual	SOFR	Annual	4/18/2030	2,600	(90)	—	(90)
3.353%	Annual	SOFR	Annual	4/19/2030	2,600	(79)	—	(79)
3.342%	Annual	SOFR	Annual	4/19/2030	2,600	(81)	—	(81)
3.344%	Annual	SOFR	Annual	4/20/2030	2,600	(80)	—	(80)
3.128%	Annual	SOFR	Annual	4/28/2030	2,600	(111)	—	(111)
3.285%	Annual	SOFR	Annual	5/1/2030	2,500	(85)	—	(85)
3.259%	Annual	SOFR	Annual	5/1/2030	2,600	(92)	—	(92)
3.186%	Annual	SOFR	Annual	5/9/2030	2,600	(103)	—	(103)
3.215%	Annual	SOFR	Annual	5/10/2030	2,500	(95)	—	(95)
3.29%	Annual	SOFR	Annual	5/19/2030	3,100	(106)	—	(106)
American Funds Insurance Series — Page 251 of 278

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	$(889)	$—	$(889)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	2,870	—	2,870
SOFR	Annual	4.1615%	Annual	5/15/2033	330	(8)	—	(8)
SOFR	Annual	4.15%	Annual	5/15/2033	880	(20)	—	(20)
4.0135%	Annual	SOFR	Annual	8/21/2033	1,185	16	—	16
SOFR	Annual	4.061%	Annual	8/24/2033	3,230	(55)	—	(55)
SOFR	Annual	3.9519%	Annual	8/25/2033	3,225	(27)	—	(27)
SOFR	Annual	3.8275%	Annual	9/1/2033	2,300	3	—	3
SOFR	Annual	3.6025%	Annual	1/8/2034	4,655	89	—	89
SOFR	Annual	3.175%	Annual	2/1/2038	16,000	600	—	600
3.065%	Annual	SOFR	Annual	4/7/2040	12,300	(1,122)	—	(1,122)
SOFR	Annual	3.045%	Annual	7/27/2050	3,600	384	—	384
SOFR	Annual	2.85282%	Annual	12/6/2052	540	75	—	75
SOFR	Annual	2.93542%	Annual	12/6/2052	550	68	—	68
SOFR	Annual	3.01413%	Annual	1/12/2053	1,402	154	—	154
SOFR	Annual	3.02%	Annual	1/12/2053	1,400	152	—	152
SOFR	Annual	2.974%	Annual	4/17/2053	800	93	—	93
SOFR	Annual	3.044%	Annual	4/18/2053	800	83	—	83
SOFR	Annual	3.0875%	Annual	4/19/2053	800	77	—	77
SOFR	Annual	3.1035%	Annual	4/19/2053	800	75	—	75
SOFR	Annual	3.0895%	Annual	4/20/2053	800	77	—	77
SOFR	Annual	2.9405%	Annual	4/28/2053	800	98	—	98
SOFR	Annual	3.0535%	Annual	5/1/2053	1,600	164	—	164
SOFR	Annual	3.085%	Annual	5/9/2053	900	87	—	87
SOFR	Annual	3.1135%	Annual	5/10/2053	800	73	—	73
SOFR	Annual	3.1605%	Annual	5/19/2053	1,000	84	—	84
SOFR	Annual	3.486%	Annual	1/17/2054	525	13	—	13
SOFR	Annual	3.6765%	Annual	2/20/2054	2,869	(29)	—	(29)
SOFR	Annual	3.6815%	Annual	2/20/2054	2,700	(30)	—	(30)
SOFR	Annual	3.7205%	Annual	2/21/2054	520	(9)	—	(9)
SOFR	Annual	3.3985%	Annual	3/17/2056	335	4	—	4
SOFR	Annual	3.413%	Annual	3/17/2056	300	3	—	3
SOFR	Annual	3.531%	Annual	3/18/2056	350	(4)	—	(4)
						$14,288	$—	$14,288
American Funds Insurance Series — Page 252 of 278

unaudited

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $89,873,000, which represented 5.92% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,573,000, which represented .76% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 253 of 278

Managed Risk Growth Fund
Investment portfolio
March 31, 2024
unaudited

Growth funds 85.00%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,026,755	$450,876
Total growth funds (cost: $323,246,000)		450,876
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,603,481	53,065
Total fixed income funds (cost: $53,427,000)		53,065
Short-term securities 4.90%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[1]	25,995,157	25,995
Total short-term securities (cost: $25,995,000)		25,995
Options purchased (equity style) 0.11%
Options purchased (equity style)*		547
Total options purchased (cost: $2,172,000)		547
Total investment securities 100.01% (cost: $404,840,000)		530,483
Other assets less liabilities (0.01)%		(32)
Net assets 100.00%		$530,451
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
Put
S&P 500 Index	195	USD102,460	USD3,300.00	6/21/2024	$37
S&P 500 Index	30	15,763	3,325.00	6/21/2024	6
S&P 500 Index	135	70,934	3,375.00	6/21/2024	28
S&P 500 Index	10	5,254	3,400.00	6/21/2024	2
S&P 500 Index	130	68,307	3,450.00	6/21/2024	31
S&P 500 Index	110	57,798	3,475.00	6/21/2024	28
S&P 500 Index	25	13,136	3,500.00	6/21/2024	6
S&P 500 Index	40	21,017	3,625.00	6/21/2024	12
S&P 500 Index	40	21,017	3,675.00	6/21/2024	13
S&P 500 Index	25	13,136	3,700.00	6/21/2024	8
S&P 500 Index	25	13,136	3,700.00	9/20/2024	30
S&P 500 Index	210	110,341	3,800.00	9/20/2024	286
American Funds Insurance Series — Page 254 of 278

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
S&P 500 Index	20	USD10,509	USD3,900.00	9/20/2024	$31
S&P 500 Index	15	7,881	4,100.00	9/20/2024	29
					$547
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
S&P 500 E-mini Index Futures	Long	33	6/21/2024	USD8,759	$194
5 Year U.S. Treasury Note Futures	Long	5	6/28/2024	535	1
					$195
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.00%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$1,054	$33,907	$8,639	$43,895	$450,876	$—	$—
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	7,266	4,602	(97)	(251)	53,065	—	—
Total 95.00%				$8,542	$43,644	$503,941	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 255 of 278

Managed Risk International Fund
Investment portfolio
March 31, 2024
unaudited

Growth funds 84.98%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,815,071	$108,451
Total growth funds (cost: $90,620,000)		108,451
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,347,829	12,764
Total fixed income funds (cost: $12,802,000)		12,764
Short-term securities 4.71%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[1]	6,015,898	6,016
Total short-term securities (cost: $6,016,000)		6,016
Options purchased (equity style) 0.32%
Options purchased (equity style)*		404
Total options purchased (cost: $625,000)		404
Total investment securities 100.01% (cost: $110,063,000)		127,635
Other assets less liabilities (0.01)%		(13)
Net assets 100.00%		$127,622
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
Put
iShares MSCI EAFE ETF	2,600	USD20,764	USD52.00	6/21/2024	$30
iShares MSCI EAFE ETF	140	1,118	53.00	6/21/2024	2
iShares MSCI EAFE ETF	1,330	10,621	54.00	6/21/2024	17
iShares MSCI EAFE ETF	1,200	9,583	55.00	6/21/2024	16
iShares MSCI EAFE ETF	1,590	12,698	56.00	6/21/2024	72
iShares MSCI EAFE ETF	750	5,990	57.00	6/21/2024	11
iShares MSCI EAFE ETF	2,100	16,771	59.00	6/21/2024	34
iShares MSCI EAFE ETF	200	1,597	57.00	9/20/2024	3
iShares MSCI EAFE ETF	1,700	13,576	59.00	9/20/2024	65
iShares MSCI EAFE ETF	2,900	23,159	60.00	9/20/2024	112
iShares MSCI EAFE ETF	300	2,396	63.00	9/20/2024	20
iShares MSCI EAFE ETF	500	3,993	69.00	9/20/2024	22
					$404
American Funds Insurance Series — Page 256 of 278

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
MSCI EAFE Index Futures	Long	24	6/21/2024	USD2,829	$(3)
5 Year U.S. Treasury Note Futures	Long	11	6/28/2024	1,177	3
					$—
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.98%
American Funds Insurance Series – International Fund, Class 1	$105,419	$299	$4,084	$(148)	$6,965	$108,451	$—	$—
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	1,057	614	(42)	(45)	12,764	—	—
Total 94.98%				$(190)	$6,920	$121,215	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 257 of 278

Managed Risk Washington
Mutual Investors Fund
Investment portfolio
March 31, 2024
unaudited

Growth-and-income funds 85.05%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	18,049,790	$285,728
Total growth-and-income funds (cost: $236,091,000)		285,728
Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,431,452	33,628
Total fixed income funds (cost: $34,891,000)		33,628
Short-term securities 4.79%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[1]	16,078,838	16,079
Total short-term securities (cost: $16,079,000)		16,079
Options purchased (equity style) 0.14%
Options purchased (equity style)*		464
Total options purchased (cost: $1,427,000)		464
Total investment securities 99.99% (cost: $288,488,000)		335,899
Other assets less liabilities 0.01%		48
Net assets 100.00%		$335,947
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
Put
S&P 500 Index	150	USD78,815	USD3,300.00	6/21/2024	$28
S&P 500 Index	20	10,509	3,325.00	6/21/2024	4
S&P 500 Index	100	52,544	3,375.00	6/21/2024	21
S&P 500 Index	20	10,509	3,400.00	6/21/2024	4
S&P 500 Index	20	10,509	3,450.00	6/21/2024	5
S&P 500 Index	10	5,254	3,525.00	6/21/2024	3
S&P 500 Index	10	5,254	3,575.00	6/21/2024	3
S&P 500 Index	10	5,254	3,625.00	6/21/2024	3
S&P 500 Index	25	13,136	3,675.00	6/21/2024	8
S&P 500 Index	30	15,763	3,625.00	9/20/2024	33
S&P 500 Index	20	10,509	3,725.00	9/20/2024	25
S&P 500 Index	215	112,969	3,800.00	9/20/2024	292
American Funds Insurance Series — Page 258 of 278

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
S&P 500 Index	10	USD5,254	USD3,900.00	9/20/2024	$15
S&P 500 Index	10	5,254	4,100.00	9/20/2024	20
					$464
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
S&P 500 E-mini Index Futures	Long	24	6/21/2024	USD6,370	$141
5 Year U.S. Treasury Note Futures	Long	25	6/28/2024	2,676	7
					$148
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.05%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$1,247	$15,649	$(2,229)	$26,989	$285,728	$—	$—
Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	3,247	1,679	(159)	(190)	33,628	—	—
Total 95.06%				$(2,388)	$26,799	$319,356	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 259 of 278

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2024
unaudited

Growth-and-income funds 79.91%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,702,532	$1,817,286
Total growth-and-income funds (cost: $1,461,780,000)		1,817,286
Fixed income funds 14.98%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,982,537	340,755
Total fixed income funds (cost: $348,840,000)		340,755
Short-term securities 4.87%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[1]	110,764,908	110,765
Total short-term securities (cost: $110,765,000)		110,765
Options purchased (equity style) 0.22%
Options purchased (equity style)*		4,940
Total options purchased (cost: $14,494,000)		4,940
Total investment securities 99.98% (cost: $1,935,879,000)		2,273,746
Other assets less liabilities 0.02%		376
Net assets 100.00%		$2,274,122
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
Put
S&P 500 Index	1,600	USD840,696	USD3,300.00	6/21/2024	$304
S&P 500 Index	330	173,394	3,325.00	6/21/2024	68
S&P 500 Index	990	520,181	3,375.00	6/21/2024	208
S&P 500 Index	120	63,052	3,450.00	6/21/2024	29
S&P 500 Index	15	7,882	3,475.00	6/21/2024	4
S&P 500 Index	90	47,289	3,525.00	6/21/2024	23
S&P 500 Index	40	21,017	3,575.00	6/21/2024	11
S&P 500 Index	40	21,017	3,625.00	6/21/2024	12
S&P 500 Index	165	86,697	3,675.00	6/21/2024	51
S&P 500 Index	90	47,289	3,700.00	6/21/2024	29
S&P 500 Index	50	26,272	3,550.00	9/20/2024	50
S&P 500 Index	175	91,951	3,625.00	9/20/2024	193
S&P 500 Index	70	36,781	3,700.00	9/20/2024	83
American Funds Insurance Series — Page 260 of 278

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
S&P 500 Index	10	USD5,254	USD3,725.00	9/20/2024	$12
S&P 500 Index	30	15,763	3,750.00	9/20/2024	38
S&P 500 Index	2,510	1,318,842	3,800.00	9/20/2024	3,414
S&P 500 Index	180	94,578	3,900.00	9/20/2024	274
S&P 500 Index	70	36,780	4,100.00	9/20/2024	137
					$4,940
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
S&P 500 E-mini Index Futures	Long	235	6/21/2024	USD62,375	$1,378
5 Year U.S. Treasury Note Futures	Long	56	6/28/2024	5,993	16
					$1,394
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.91%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$1,136	$115,444	$(2,378)	$184,347	$1,817,286	$—	$—
Fixed income funds 14.98%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	36,123	21,187	(2,878)	629	340,755	—	—
Total 94.89%				$(5,256)	$184,976	$2,158,041	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 261 of 278

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2024
unaudited

Asset allocation funds 95.25%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	79,830,033	$2,039,657
Total asset allocation funds (cost: $1,880,214,000)		2,039,657
Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[1]	102,284,560	102,285
Total short-term securities (cost: $102,285,000)		102,285
Options purchased (equity style) 0.02%
Options purchased (equity style)*		412
Total options purchased (cost: $1,665,000)		412
Total investment securities 100.04% (cost: $1,984,164,000)		2,142,354
Other assets less liabilities (0.04)%		(930)
Net assets 100.00%		$2,141,424
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
Put
S&P 500 Index	150	USD78,815	USD3,300.00	6/21/2024	$29
S&P 500 Index	30	15,763	3,325.00	6/21/2024	6
S&P 500 Index	140	73,561	3,375.00	6/21/2024	30
S&P 500 Index	20	10,509	3,400.00	6/21/2024	4
S&P 500 Index	155	81,442	3,450.00	6/21/2024	37
S&P 500 Index	15	7,881	3,575.00	6/21/2024	4
S&P 500 Index	15	7,882	3,625.00	6/21/2024	5
S&P 500 Index	35	18,390	3,675.00	6/21/2024	11
S&P 500 Index	30	15,763	3,625.00	9/20/2024	33
S&P 500 Index	10	5,254	3,725.00	9/20/2024	12
S&P 500 Index	20	10,509	3,750.00	9/20/2024	26
S&P 500 Index	120	63,052	3,800.00	9/20/2024	163
S&P 500 Index	15	7,882	3,900.00	9/20/2024	23
S&P 500 Index	15	7,882	4,100.00	9/20/2024	29
					$412
American Funds Insurance Series — Page 262 of 278

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
S&P 500 E-mini Index Futures	Long	23	6/21/2024	USD6,105	$135
5 Year U.S. Treasury Note Futures	Long	410	6/28/2024	43,876	115
					$250
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.25%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$1,492	$99,094	$15,350	$122,417	$2,039,657	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 263 of 278

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
American Funds Insurance Series — Page 264 of 278

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The following table presents the average month-end notional amounts of options contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options on futures	Options on equity indexes	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$24,537	$19,725	$4,749	Not applicable
Capital Income Builder	Not applicable	Not applicable	$107,451	Not applicable	$42,278	$6,130
Asset Allocation Fund	Not applicable	Not applicable	3,413,834	Not applicable	Not applicable	28,883
Global Balanced Fund	$10,100*	Not applicable	44,032	37,159	23,863	2,955
The Bond Fund of America	Not applicable	Not applicable	7,355,446	93,075	693,935	106,138
Capital World Bond Fund	355,650	$5,410	588,884	547,591	259,639	64,773
American High-Income Trust	Not applicable	Not applicable	11,252	Not applicable	Not applicable	12,612
American Funds Mortgage Fund	600	Not applicable	82,722	Not applicable	5,381	Not applicable
U.S. Government Securities Fund	210,950	Not applicable	2,164,121	Not applicable	748,903	Not applicable
Managed Risk Growth Fund	Not applicable	474,611	49,654	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	93,119	6,244	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	Not applicable	354,741	9,029	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	Not applicable	3,758,302	73,954	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	386,100	74,923	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Insurance Series — Page 265 of 278

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Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2024 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,160,311	$—	$—	$2,160,311
Health care	1,235,263	—	—	1,235,263
Consumer discretionary	1,102,071	—	—	1,102,071
Industrials	1,053,408	—	—	1,053,408
Financials	835,777	—	— *	835,777
Communication services	424,399	—	—	424,399
Consumer staples	371,029	—	—	371,029
Energy	340,870	—	— *	340,870
Materials	267,929	—	—	267,929
Real estate	23,420	—	—	23,420
Utilities	18,786	—	—	18,786
Preferred securities	20,523	—	—	20,523
Short-term securities	471,592	—	—	471,592
Total	$8,325,378	$—	$— *	$8,325,378
*
Amount less than one thousand.
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$770,509	$—	$—	$770,509
Consumer discretionary	549,317	—	—	549,317
Information technology	498,393	13,509	964	512,866
Health care	456,019	—	—	456,019
Financials	305,338	7,129	—	312,467
Materials	150,674	—	—	150,674
Communication services	117,764	—	—	117,764
Real estate	95,551	—	—	95,551
Energy	54,148	—	—	54,148
Utilities	35,340	—	—	35,340
Consumer staples	20,012	—	—	20,012
Preferred securities	—	—	21,438	21,438
Short-term securities	119,308	—	—	119,308
Total	$3,172,373	$20,638	$22,402	$3,215,413
American Funds Insurance Series — Page 266 of 278

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Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,415,723	$—	$4,303	$9,420,026
Communication services	8,002,314	—	—	8,002,314
Health care	5,746,138	—	31,351	5,777,489
Consumer discretionary	5,731,858	—	—	5,731,858
Industrials	4,982,076	—	2,674	4,984,750
Financials	3,211,941	—	—	3,211,941
Energy	1,760,435	—	—	1,760,435
Consumer staples	1,580,989	—	2,894	1,583,883
Materials	807,123	—	—	807,123
Utilities	313,696	—	—	313,696
Real estate	139,372	—	—	139,372
Preferred securities	—	—	115,167	115,167
Rights & warrants	—	—	— *	— *
Convertible stocks	7,593	—	—	7,593
Short-term securities	1,195,294	—	—	1,195,294
Total	$42,894,552	$—	$156,389	$43,050,941
*
Amount less than one thousand.
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,409,456	$—	$—	$1,409,456
Information technology	1,032,625	—	5,140	1,037,765
Consumer discretionary	913,723	—	—	913,723
Health care	903,289	—	—	903,289
Materials	897,389	—	—	897,389
Financials	796,980	—	—	796,980
Energy	570,587	—	—	570,587
Communication services	330,226	—	—	330,226
Consumer staples	314,341	—	—	314,341
Utilities	92,902	—	—	92,902
Real estate	41,814	—	—	41,814
Preferred securities	35,790	—	470	36,260
Rights & warrants	—	—	— *	— *
Short-term securities	105,403	—	—	105,403
Total	$7,444,525	$—	$5,610	$7,450,135
*
Amount less than one thousand.
American Funds Insurance Series — Page 267 of 278

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New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$562,413	$—	$— *	$562,413
Information technology	526,591	—	411	527,002
Industrials	433,446	—	—	433,446
Consumer discretionary	390,374	—	—	390,374
Health care	370,800	—	—	370,800
Communication services	255,333	—	—	255,333
Consumer staples	235,191	—	—	235,191
Materials	228,386	—	— *	228,386
Energy	93,231	—	— *	93,231
Real estate	58,164	—	—	58,164
Utilities	35,208	—	—	35,208
Preferred securities	22,235	—	6,905	29,140
Rights & warrants	—	1,893	—	1,893
Convertible stocks	336	—	—	336
Bonds, notes & other debt instruments	—	137,605	—	137,605
Short-term securities	141,761	1,636	—	143,397
Total	$3,353,469	$141,134	$7,316	$3,501,919

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1	$—	$—	$1
Unrealized appreciation on open forward currency contracts	—	101	—	101
Unrealized appreciation on bilateral interest rate swaps	—	27	—	27
Liabilities:
Unrealized depreciation on futures contracts	(25)	—	—	(25)
Unrealized depreciation on open forward currency contracts	—	(122)	—	(122)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Unrealized depreciation on bilateral interest rate swaps	—	(57)	—	(57)
Total	$(24)	$(56)	$—	$(80)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund

As of March 31, 2024, all of the fund’s investment securities were classified as Level 1.
American Funds Insurance Series — Page 268 of 278

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Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$406,111	$—	$—	$406,111
Health care	277,355	—	—	277,355
Industrials	277,068	—	—	277,068
Financials	196,409	—	— *	196,409
Consumer discretionary	191,399	—	—	191,399
Consumer staples	124,081	—	—	124,081
Communication services	117,194	—	—	117,194
Materials	111,441	1,331	—	112,772
Energy	105,410	—	— *	105,410
Utilities	40,542	696	—	41,238
Real estate	6,988	—	—	6,988
Preferred securities	1,295	—	—	1,295
Convertible stocks	2,773	—	—	2,773
Bonds, notes & other debt instruments	—	4,000	—	4,000
Short-term securities	82,805	—	—	82,805
Total	$1,940,871	$6,027	$— *	$1,946,898
*
Amount less than one thousand.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,545,301	$—	$—	$9,545,301
Industrials	6,446,615	—	—	6,446,615
Health care	5,058,450	—	—	5,058,450
Financials	4,718,630	—	—	4,718,630
Communication services	3,836,265	—	—	3,836,265
Consumer discretionary	3,390,325	—	—	3,390,325
Consumer staples	1,747,391	—	—	1,747,391
Energy	1,274,017	—	—	1,274,017
Materials	1,172,763	—	—	1,172,763
Utilities	1,144,818	—	—	1,144,818
Real estate	430,978	—	—	430,978
Convertible stocks	24,028	—	—	24,028
Bonds, notes & other debt instruments	—	5,637	—	5,637
Short-term securities	1,429,103	—	—	1,429,103
Total	$40,218,684	$5,637	$—	$40,224,321
American Funds Insurance Series — Page 269 of 278

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International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$62,183	$—	$— *	$62,183
Industrials	52,516	—	—	52,516
Information technology	48,121	—	—	48,121
Consumer discretionary	34,583	—	—	34,583
Consumer staples	29,384	—	—	29,384
Health care	29,300	—	—	29,300
Communication services	22,820	—	—	22,820
Energy	17,985	—	— *	17,985
Materials	16,359	—	— *	16,359
Utilities	8,251	—	—	8,251
Real estate	6,063	—	—	6,063
Preferred securities	595	—	—	595
Short-term securities	15,264	—	—	15,264
Total	$343,424	$—	$— *	$343,424
*
Amount less than one thousand.
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$173,400	$—	$— *	$173,400
Information technology	135,591	—	—	135,591
Health care	132,992	—	—	132,992
Consumer staples	117,450	—	—	117,450
Industrials	116,760	—	—	116,760
Energy	80,869	—	— *	80,869
Utilities	77,177	617	—	77,794
Real estate	55,718	—	—	55,718
Consumer discretionary	54,681	—	—	54,681
Communication services	41,278	—	—	41,278
Materials	28,940	—	—	28,940
Convertible stocks	1,347	—	—	1,347
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	103,125	93	103,218
U.S. Treasury bonds & notes	—	72,101	—	72,101
Corporate bonds, notes & loans	—	25,246	—	25,246
Asset-backed obligations	—	10,020	—	10,020
Bonds & notes of governments & government agencies outside the U.S.	—	752	—	752
Municipals	—	224	—	224
Investment funds	30,131	—	—	30,131
Short-term securities	104,807	—	—	104,807
Total	$1,151,141	$212,085	$93	$1,363,319

Refer to the next page for footnote.
American Funds Insurance Series — Page 270 of 278

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	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$289	$—	$—	$289
Unrealized appreciation on centrally cleared interest rate swaps	—	415	—	415
Unrealized appreciation on centrally cleared credit default swaps	—	465	—	465
Liabilities:
Unrealized depreciation on futures contracts	(37)	—	—	(37)
Unrealized depreciation on centrally cleared interest rate swaps	—	(92)	—	(92)
Total	$252	$788	$—	$1,040
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,116,227	$—	$—	$4,116,227
Health care	2,708,935	—	19,334	2,728,269
Financials	2,418,056	—	— *	2,418,056
Consumer discretionary	1,926,806	—	1,290	1,928,096
Industrials	1,858,708	—	—	1,858,708
Communication services	1,642,988	—	—	1,642,988
Consumer staples	1,020,092	—	—	1,020,092
Energy	997,713	—	1,559	999,272
Materials	960,902	—	2,890	963,792
Real estate	142,463	—	—	142,463
Utilities	41,080	—	—	41,080
Preferred securities	—	—	700	700
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	34,837	34,837
Convertible bonds & notes	—	2,510	—	2,510
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,485,781	—	2,485,781
Corporate bonds, notes & loans	—	1,767,033	3,120	1,770,153
U.S. Treasury bonds & notes	—	1,610,071	—	1,610,071
Asset-backed obligations	—	567,728	5,930	573,658
Bonds & notes of governments & government agencies outside the U.S.	—	46,744	—	46,744
Municipals	—	29,843	—	29,843
Investment funds	1,447,289	—	—	1,447,289
Short-term securities	2,355,977	—	—	2,355,977
Total	$21,637,236	$6,509,710	$69,660	$28,216,606

Refer to the next page for footnote.
American Funds Insurance Series — Page 271 of 278

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	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,164	$—	$—	$1,164
Unrealized appreciation on centrally cleared credit default swaps	—	8	—	8
Liabilities:
Unrealized depreciation on futures contracts	(4,396)	—	—	(4,396)
Total	$(3,232)	$8	$—	$(3,224)
*
Amount less than one thousand.
†
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$47,171	$—	$—	$47,171
Health care	39,663	—	—	39,663
Industrials	31,325	—	—	31,325
Financials	30,413	—	—	30,413
Consumer staples	22,591	—	—	22,591
Materials	18,563	—	—	18,563
Consumer discretionary	16,837	—	—	16,837
Communication services	16,628	—	—	16,628
Energy	14,170	—	—	14,170
Utilities	12,061	—	—	12,061
Real estate	5,270	—	—	5,270
Preferred securities	422	—	—	422
Convertible stocks	1,063	—	—	1,063
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	53,368	—	53,368
Corporate bonds, notes & loans	—	22,049	—	22,049
Mortgage-backed obligations	—	20,981	—	20,981
U.S. Treasury bonds & notes	—	18,621	—	18,621
Asset-backed obligations	—	737	—	737
Federal agency bonds & notes	—	261	—	261
Municipals	—	136	—	136
Investment funds	10,023	—	—	10,023
Short-term securities	31,173	191	—	31,364
Total	$297,373	$116,344	$—	$413,717

American Funds Insurance Series — Page 272 of 278

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$59	$—	$—	$59
Unrealized appreciation on open forward currency contracts	—	118	—	118
Unrealized appreciation on centrally cleared interest rate swaps	—	239	—	239
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(74)	—	—	(74)
Unrealized depreciation on open forward currency contracts	—	(216)	—	(216)
Unrealized depreciation on centrally cleared interest rate swaps	—	(141)	—	(141)
Unrealized depreciation on bilateral interest rate swaps	—	(72)	—	(72)
Unrealized depreciation on centrally cleared credit default swaps	—	(2)	—	(2)
Total	$(15)	$(73)	$—	$(88)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,383,004	$1,561	$4,384,565
Corporate bonds, notes & loans	—	3,409,246	—	3,409,246
U.S. Treasury bonds & notes	—	1,958,266	—	1,958,266
Asset-backed obligations	—	580,663	9,745	590,408
Municipals	—	166,895	—	166,895
Bonds & notes of governments & government agencies outside the U.S.	—	117,671	—	117,671
Federal agency bonds & notes	—	11,326	—	11,326
Common stocks	—	15	—	15
Short-term securities	2,020,994	—	—	2,020,994
Total	$2,020,994	$10,627,086	$11,306	$12,659,386

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,377	$—	$—	$9,377
Unrealized appreciation on open forward currency contracts	—	641	—	641
Unrealized appreciation on centrally cleared interest rate swaps	—	3,339	—	3,339
Liabilities:
Unrealized depreciation on futures contracts	(6,141)	—	—	(6,141)
Unrealized depreciation on open forward currency contracts	—	(19)	—	(19)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,473)	—	(1,473)
Unrealized depreciation on centrally cleared credit default swaps	—	(151)	—	(151)
Total	$3,236	$2,337	$—	$5,573
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 273 of 278

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$273,941	$—	$273,941
Japanese yen	—	88,891	—	88,891
British pounds	—	66,665	—	66,665
Chinese yuan	—	55,723	—	55,723
Brazilian reais	—	39,371	—	39,371
Mexican pesos	—	38,791	—	38,791
Canadian dollars	—	31,907	—	31,907
South Korean won	—	29,400	—	29,400
Australian dollars	—	25,169	—	25,169
Indonesian rupiah	—	21,530	—	21,530
Norwegian kroner	—	9,762	—	9,762
Israeli shekels	—	7,674	—	7,674
Danish kroner	—	6,318	—	6,318
New Zealand dollars	—	6,133	—	6,133
Indian rupees	—	5,430	—	5,430
South African rand	—	2,897	—	2,897
Malaysian ringgits	—	2,175	—	2,175
Polish zloty	—	2,015	—	2,015
Chilean pesos	—	1,822	—	1,822
Colombian pesos	—	1,305	—	1,305
Romanian leu	—	1,073	—	1,073
Turkish lira	—	550	—	550
U.S. dollars	—	683,408	195	683,603
Preferred securities	—	—	74	74
Common stocks	—	—	480	480
Investment funds	52,510	—	—	52,510
Short-term securities	209,535	10,840	—	220,375
Options purchased on futures (equity style)	750	—	—	750
Options purchased on foreign currency (equity style)	—	25	—	25
Total	$262,795	$1,412,815	$749	$1,676,359

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$861	$—	$—	$861
Unrealized appreciation on open forward currency contracts	—	1,905	—	1,905
Unrealized appreciation on centrally cleared interest rate swaps	—	1,468	—	1,468
Unrealized appreciation on bilateral interest rate swaps	—	168	—	168
Unrealized appreciation on centrally cleared credit default swaps	—	18	—	18
Liabilities:
Value of options written	(679)	(3)	—	(682)
Unrealized depreciation on futures contracts	(331)	—	—	(331)
Unrealized depreciation on open forward currency contracts	—	(3,493)	—	(3,493)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,753)	—	(1,753)
Unrealized depreciation on bilateral interest rate swaps	—	(486)	—	(486)
Unrealized depreciation on centrally cleared credit default swaps	—	(14)	—	(14)
Total	$(149)	$(2,190)	$—	$(2,339)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 274 of 278

unaudited
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$790,470	$4,181	$794,651
U.S. Treasury bonds & notes	—	3,863	—	3,863
Bonds & notes of governments & government agencies outside the U.S.	—	767	—	767
Mortgage-backed obligations	—	—	661	661
Convertible bonds & notes	—	581	—	581
Common stocks	25,775	1,496	29,618	56,889
Preferred securities	—	1,191	1,590	2,781
Rights & warrants	—	319	—	319
Short-term securities	31,644	—	—	31,644
Total	$57,419	$798,687	$36,050	$892,156

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6	$—	$—	$6
Liabilities:
Unrealized depreciation on futures contracts	(30)	—	—	(30)
Unrealized depreciation on centrally cleared credit default swaps	—	(68)	—	(68)
Total	$(24)	$(68)	$—	$(92)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3†	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3†	Ending value at 3/31/2024
Investment securities	$37,049	$—	$37	$—	$—	$(580)	$(456)	$36,050
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2024								$(615)
†
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 275 of 278

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$4,842	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	5%	5%	Decrease
		Expected proceeds	Expected proceeds	Not applicable	Not applicable	Not applicable
		Yield analysis	Yield	11.4%	11.4%	Decrease
Common stocks	29,618	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			Vendor price	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/EBITDA multiple	5.4x - 8.0x	6.0x	Increase
			Discount to EV/EBITDA multiple	12%	12%	Decrease
			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			Price/Book Value multiple	0.6x	0.6x	Increase
			DLOM	7% - 16%	13%	Decrease
Preferred securities	1,590	Market comparable companies	EV/EBITDA multiple	4.5x	4.5x	Increase
			DLOM	15%	15%	Decrease
	$36,050
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CapEx = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$101,914	$—	$101,914
U.S. Treasury bonds & notes	—	3,829	—	3,829
Asset-backed obligations	—	1,533	—	1,533
Short-term securities	—	32,194	—	32,194
Total	$—	$139,470	$—	$139,470

American Funds Insurance Series — Page 276 of 278

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$134	$—	$—	$134
Unrealized appreciation on centrally cleared interest rate swaps	—	81	—	81
Liabilities:
Value of options written	(5)	—	—	(5)
Unrealized depreciation on futures contracts	(163)	—	—	(163)
Total	$(34)	$81	$—	$47
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

As of March 31, 2024, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$893,749	$—	$893,749
U.S. Treasury bonds & notes	—	468,380	—	468,380
Federal agency bonds & notes	—	73,123	—	73,123
Short-term securities	—	202,191	—	202,191
Options purchased on futures (equity style)	343	—	—	343
Total	$343	$1,637,443	$—	$1,637,786

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$944	$—	$—	$944
Unrealized appreciation on centrally cleared interest rate swaps	—	19,109	—	19,109
Liabilities:
Value of options written	(645)	—	—	(645)
Unrealized depreciation on futures contracts	(2,297)	—	—	(2,297)
Unrealized depreciation on centrally cleared interest rate swaps	—	(4,821)	—	(4,821)
Total	$(1,998)	$14,288	$—	$12,290
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund

As of March 31, 2024, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 277 of 278

unaudited
Managed Risk International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets
Growth funds	$108,451	$—	$—	$108,451
Fixed income funds	12,764	—	—	12,764
Short-term securities	6,016	—	—	6,016
Options purchased (equity style)	294	110	—	404
Total	$127,525	$110	$—	$127,635

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3	$—	$—	$3
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)
Total	$—	$—	$—	$—
*
Futures contracts are not included in the fund’s investment portfolio.
Managed Risk Washington Mutual Investors Fund

As of March 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

As of March 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

As of March 31, 2024, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
INGEFP1-998-0524O-S96456
American Funds Insurance Series — Page 278 of 278